                                                      --------------------------
                                                       OMB Number: 3235-0570
                                                      --------------------------
                                                       Expires: Nov. 30, 2005

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                                                       hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                       811-2699
--------------------------------------------------------------------------------


                               AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Robert H. Graham
               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:     12/31
                         --------------

Date of reporting period:    12/31/04
                          --------------

Item 1. Reports to Stockholders.

                                                  AIM AGGRESSIVE ALLOCATION FUND
                               Annual Report to Shareholders o December 31, 2004


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

====================================================================================================================================
AIM AGGRESSIVE ALLOCATION FUND SEEKS LONG-TERM GROWTH OF CAPITAL CONSISTENT WITH A HIGHER LEVEL OF RISK RELATIVE TO THE BROAD STOCK
MARKET.

o Unless otherwise stated, information presented in this report is as of 12/31/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          PRINCIPAL RISKS OF INVESTING IN THE           o The blended index used in this report
                                             UNDERLYING FUNDS                              is composed of 70% Russell 3000 Index,
o Class B shares are not available as an                                                   25% MSCI EAFE Index, and 5% Lehman High
investment for retirement plans              o Investing in a mutual fund that             Yield Index. The unmanaged Russell
maintained pursuant to Section 401 of        invests in international securities           3000--Registered Trademark-- Index is an
the Internal Revenue Code, including         presents certain risks not associated         index of common stocks that measures
401(k) plans, money purchase pension         with investing solely in the United           performance of the largest 3,000 U.S.
plans and profit sharing plans, except       States. These include risks relating to       companies based on market
for plans that have existing accounts        fluctuations in the value of the U.S.         capitalization. The unmanaged MSCI
invested in Class B shares.                  dollar relative to the values of other        Europe, Australasia and the Far East
                                             currencies, the custody arrangements          Index (the MSCI EAFE--Registered
o Class R shares are available only to       made for the fund's foreign holdings,         Trademark--Index) is a group of foreign
certain retirement plans. Please see the     differences in accounting, political          securities tracked by Morgan Stanley
prospectus for more information.             risks and the lesser degree of public         Capital International. The unmanaged
                                             information required to be provided by        Lehman High Yield Index, which
PRINCIPAL RISKS OF INVESTING IN THE FUND     non-U.S. companies.                           represents the performance of high-yield
                                                                                           debt securities, is compiled by Lehman
o The fund is a "fund of funds," which       o Investing in a fund that invests in         Brothers, a global investment bank.
means that it invests its assets in          micro, small and midsized companies
other underlying mutual funds advised by     involves risks not associated with            o The unmanaged Lehman U.S. Aggregate
A I M Advisors, Inc.                         investing in more established companies,      Bond Index, which represents the U.S.
                                             such as business risk, stock price            investment-grade fixed-rate bond market
o Investors will bear not just their         fluctuations and illiquidity.                 (including government and corporate
share of the fund's operational                                                            securities, mortgage pass-through
expenses, but also, indirectly, the          o A change in interest rates will affect      securities and asset-backed securities),
operating expenses of the underlying         the performance of the funds'                 is compiled by Lehman Brothers, a global
funds.                                       investments in fixed-income mutual            investment bank.
                                             funds.
o The advisor may change the fund's                                                        o The unmanaged Lipper Multi-Cap Core
asset class allocations, the underlying      o Investing in funds that invest in           Fund Index represents an average of the
funds or the target weightings in the        higher-yielding, lower-rated debt             performance of the 30 largest
underlying funds at its discretion.          securities (commonly known as "junk           multi-capitalization core funds tracked
                                             bonds") has a greater risk of price           by Lipper, Inc., an independent mutual
o The advisor has the ability to select      fluctuation and loss of principal and         fund performance monitor.
and substitute the underlying funds in       income than investing in funds that
which the fund invests, and may be           invest in U.S. government securities          o The fund is not managed to track the
subject to potential conflicts of            such as U.S. Treasury bills, notes and        performance of any particular index,
interest in selecting underlying funds       bonds. Treasuries are guaranteed by the       including the indexes defined here, and
because it may receive higher fees from      government for repayment of principal         consequently, the performance of the
certain underlying funds than others.        and interest if held to maturity. Fund        fund may deviate significantly from the
However, as a fiduciary to the fund, the     shares are not insured, and their value       performance of the indexes.
advisor is required to act in the fund's     and yield will vary with market
best interest when selecting the             conditions. Investors should carefully        o A direct investment cannot be made in
underlying funds.                            assess the risk associated with an            an index. Unless otherwise indicated,
                                             investment in the fund.                       index results include reinvested
o There is a risk that the advisor's                                                       dividends, and they do not reflect sales
evaluations and assumptions regarding        o The fund may invest in funds that           charges. Performance of an index of
the fund's broad asset classes or the        invest in real estate investment trusts       funds reflects fund expenses;
underlying funds in which the fund           (REITs), which present risks not              performance of a market index does not.
invests may be incorrect based on actual     associated with investing in stocks.
market conditions. There can be no                                                         Continued on Page 5
assurance that the underlying funds will     ABOUT INDEXES USED IN THIS REPORT
achieve their investment objectives, and
the performance of the underlying funds      o The unmanaged Standard & Poor's
may be lower than that of the asset          Composite Index of 500 Stocks (the S&P
class they were selected to represent.       500--Registered Trademark-- Index) is an
The underlying funds may change their        index of common stocks frequently used
investment objectives or policies            as a general measure of U.S. stock
without the approval of the fund. If         market performance.
that were to occur, the fund might be
forced to withdraw its investments from
the underlying funds at a time that is
unfavorable to the fund.

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

====================================================================
NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE
====================================================================

AIMinvestments.com

AIM AGGRESSIVE ALLOCATION FUND

                    DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    NEW BOARD CHAIRMAN

[PHOTO OF           It is our pleasure to introduce you to Bruce Crockett, the
ROBERT H.           new Chairman of the Board of Trustees of the AIM Funds. Bob
GRAHAM]             Graham has served as Chairman of the Board of Trustees of
                    the AIM Funds ever since Ted Bauer retired from that
ROBERT H. GRAHAM    position in 2000. However, as you may be aware, the U.S.
                    Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a
                    trustee who is not an officer of the fund's investment
[PHOTO OF           advisor, serve as chairman of the funds' Board. In addition,
MARK H.             a similar provision was included in the terms of AIM
WILLIAMSON]         Advisors' recent settlements with certain regulators.
                    Accordingly, the AIM Funds' Board recently elected Mr.
MARK H. WILLIAMSON  Crockett, one of the 14 independent trustees on the AIM
                    Funds' Board, as Chairman. His appointment became effective on October 4, 2004. Mr. Graham will remain on the funds'
                    Board, as will Mark Williamson, President and Chief
[PHOTO OF           Executive Officer of AIM. Mr. Graham will also remain
BRUCE L.            Chairman of AIM Investments--Registered Trademark--.
CROCKETT]
                       Mr. Crockett has been a member of the AIM Funds' Board
BRUCE L. CROCKETT   since 1992, when AIM acquired certain funds that had been
                    advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of
                    experience in finance and general management and has been
                    Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds' Board in
                    AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

                    MARKET CONDITIONS DURING THE FISCAL YEAR

                    After nine months of slow growth, equity markets rallied late in the year to produce solid results for 2004. The S&P
                    500 Index was up 10.87% for the year as a whole, but that includes the 9.23% total return for the fourth quarter alone. For bonds, the turning point came earlier. Almost all of the 4.34% return produced by the Lehman U.S. Aggregate
                    Bond Index came during the second half of the year, despite the fact that the Federal Reserve had begun raising short-term interest rates about halfway through the year.
                    Overseas markets followed a similar pattern, with quite robust double-digit performance across the board, most of it produced during the second half of the year.

                       All in all, 2004 was a good year for American investors,
                    with the decline in the dollar over the course of the year lending a boost to returns from foreign holdings. And there were a number of solid economic numbers to report as of the end of the year:

                       o U.S. gross domestic product (GDP) rose each quarter during 2004. And respondents to the BusinessWeek magazine survey foresaw 2005 GDP growth at 3.5%, above the post-World War II average of 3.4%.

                       o The Institute for Supply Management's manufacturing and non-manufacturing indexes--based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy--both continued to rise during December and remained in very strong territory.

                       o Thomson First Call, which tracks corporate earnings and other information for clients in financial service industries, estimated S&P 500 earnings to be up 10.5% in 2005.

                       Of course, none of this can guarantee that 2005 will be
                    another good year. Over the short term, the only sure thing about the investment markets is their unpredictability.
                    Hence, we have always urged shareholders to keep a long-term perspective on all their investments.

                    YOUR FUND

                    The following pages present a discussion of how your fund invests, how it performed compared to pertinent benchmarks during the fiscal year and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often.
                    Updated information on your fund is always available there, as well as general information on a variety of investing topics.

                       As always, AIM is committed to building solutions for
                    your investment goals, and we thank you for your participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                      /s/ MARK H. WILLIAMSON
                    Robert H. Graham                          Mark H. Williamson
                    Chairman, AIM Investments                 CEO & President, AIM Investments
                    President & Vice Chairman, AIM Funds      Trustee, AIM Funds

                    January 28, 2005


                    AIM Investments is a registered service mark of A I M
                    Management Group Inc. A I M Advisors, Inc. and A I M Capital
                    Management, Inc. are the investment advisors and A I M
                    Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM AGGRESSIVE ALLOCATION FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Benefiting from positive performance by      Growth Fund) and small-cap and mid-cap           The fund's allocations to its various
all of its underlying funds, AIM             equities (AIM Small Cap Growth Fund and       underlying funds were strategically set
Aggressive Allocation Fund outperformed      AIM Dynamics Fund), which outperformed        at fund inception at target levels based
its broad market and peer group indexes      large-cap stocks during the period. The       on a multi-decade analysis of factors
during the reporting period, which ran       real estate and international holdings        such as return, standard deviation and
from the fund's inception on April 30,       also largely account for the fund's           correlation among asset classes. While
2004, through the end of its fiscal year     out-performance relative to its peer          the fund is not actively managed and
on December 31, 2004. The fund performed     group.                                        does not have a portfolio manager, an
in line with its Style-specific index,                                                     Investment Oversight Committee monitors
which approximates the composition of        HOW WE INVEST                                 the fund on an ongoing basis. In
its portfolio.                                                                             addition, the underlying funds are
========================================     The fund's objective is long-term growth      actively managed by the respective
                                             of capital consistent with a higher           portfolio managers and management teams,
FUND VS. INDEXES                             level of risk relative to the broad           each based on the individual fund's
                                             stock market. To accomplish this goal,        strategy and management techniques.
TOTAL RETURNS, 4/30/04-12/31/04,             we have created a portfolio that is
EXCLUDING APPLICABLE SALES CHARGES. IF       diversified across asset classes (stocks         While the weightings of various funds
SALES CHARGES WERE INCLUDED, RETURNS         and bonds), investment styles (value,         in the portfolio may vary from their
WOULD BE LOWER.                              blend/core and growth), regions               targets during the year due to market
                                             (domestic and international) and market       movements, the portfolio is rebalanced
Class A Shares                     13.12%    capitalizations (small, mid and large).       on an annual basis, typically during the
                                                                                           last two weeks of June, to maintain its
Class B Shares                     12.61        The broad diversification of the           target asset class allocation.
                                             portfolio is designed to maximize the
Class C Shares                     12.61     probability that during any given             MARKET CONDITIONS AND YOUR FUND
                                             period, the portfolio will include some
Class R Shares                     12.98     market areas that perform well, while         All of the underlying equity funds
                                             also minimizing volatility by limiting        produced positive returns, as did the
S&P 500 Index (Broad Market Index) 10.77     exposure to any area of the market that       fund's sole underlying fixed income
                                             may be underperforming. Underlying funds      fund.
Custom Index = 70% Russell 3000              include eight stock funds, which
Index/25% MSCI EAFE Index/5%                 represent 95% of the portfolio's target          Despite rising central bank interest
Lehman High Yield Index                      allocation, and one bond fund, which          rates, geopolitical uncertainty related
(Style-specific Index)             13.20     represents 5% of the portfolio's target       to the Middle East and sharply higher
                                             allocation.                                   oil prices, 2004 turned out to be an
Lipper Multi-Cap Core Fund Index                                                           exceptional year for growth
(Peer Group Index)                 11.72                                                   internationally. Benefiting from a
                                                                                           broad-based rally across market
Source: Lipper, Inc.                                                                       capitalizations, styles and sectors,
                                                                                           international stocks outperformed U.S.
========================================                                                   stocks during the period. Europe was the
                                                                                           best-performing region, and currency
The fund's outperformance of the broad                                                    gains there amplified returns for
market, as measured by the S&P 500                                                         U.S.-based investors as
Index, resulted primarily from its
investment in real estate holdings (AIM
Real Estate Fund), international
holdings (AIM International Core Equity
Fund and AIM International

====================================================================================================================================

TARGET PORTFOLIO COMPOSITION

ASSET CLASS                                    FUND                                            TARGET ALLOCATION

Large Cap Value                                AIM Large Cap Basic Value Fund                               17.5%

Large Cap Growth                               AIM Large Cap Growth Fund                                    20.0

Mid Cap Growth                                 AIM Dynamics Fund                                             5.0

Small Cap Growth                               AIM Small Cap Growth Fund                                    10.0

International/Global Growth                    AIM International Growth Fund                                12.5

International/Global Blend                     AIM International Core Equity Fund                           12.5

Sector                                         AIM Multi-Sector Fund                                        12.5

Real Estate                                    AIM Real Estate Fund                                          5.0

Taxable Non-Investment Grade Bonds             AIM High Yield Fund                                           5.0

The fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The fund's holdings are subject to change and there is no assurance that the fund will continue to hold any particular fund.

====================================================================================================================================

the euro strengthened against the            the period. The fund also benefited from      income. During much of the reporting
dollar. Asian results were mixed.            strong stock selection.                       period, high yield corporate bonds were
Emerging markets concluded a very                                                          positively affected as many investors
volatile year with strong gains.             AIM Real Estate Fund made the third           continued to seek higher yields than
                                             highest contribution to fund results, as      Treasuries provide and were willing to
   AIM International Growth Fund made        investors continued to show strong            take additional risks to capture this
the largest contribution to fund return      enthusiasm for the real estate market.        yield.
for the period. This was largely the         The management team of this fund
result of good stock selection in a          utilizes a fundamentals-driven                IN CLOSING
strong market for international stocks.      investment process to identify real
This fund's stock selection process is       estate investment trusts with                 AIM Aggressive Allocation Fund is
driven by the management team's strategy     high-quality underlying properties,           designed for the investor with a
of investing in quality companies with       strong management teams and attractive        relatively high risk tolerance. Its
strong fundamentals and accelerating         relative valuations. The result is a          broad diversification across asset
earnings growth. The fund's investment       portfolio diversified by both property        classes, investment styles, regions and
management discipline leads the team to      type and geographic location.                 market capitalizations is designed to
hold companies exhibiting some or all of                                                   improve investors' chances that during
the following characteristics: 1) high                 ALL OF THE UNDERLYING               any given period, such a portfolio will
or improving returns on invested                       EQUITY FUNDS PRODUCED               include some market areas that will
capital, 2) accelerating earnings and                POSITIVE RETURNS, AS DID              perform well, and limit exposure to any
revenues, 3) strong cash flow                            THE FUND'S SOLE                   market areas that may be
generation, and 4) the ability to                        UNDERLYING FIXED                  underperforming.
increase shareholder returns through                       INCOME FUND.
higher dividend payouts or share                                                              We are pleased with the fund's
buybacks. Additionally, the team focuses        On the whole, small-cap stocks             performance over the reporting period,
on buying these companies when prices do     outperformed large-cap stocks for 2004,       and as always, we thank you for your
not fully reflect such attributes. By        and this strength was reflected in the        continued investment in AIM Aggressive
focusing on such companies, the team was     results of AIM Small Cap Growth Fund.         Allocation Fund.
able to build and maintain a well-priced
portfolio that benefited from the rally         In the fixed income side of the            The views and opinions expressed in
of high quality international stocks         portfolio, the fund's 5% target               Management's Discussion of Fund
throughout 2004.                             allocation to AIM High Yield Fund also        Performance are those of A I M Advisors,
                                             contributed to portfolio return. This is      Inc. These views and opinions are
   The second-highest contribution to        a broadly diversified high yield              subject to change at any time based on
fund performance for the period came         corporate bond fund managed for a high        factors such as market and economic
from AIM International Core Equity Fund.     level of                                      conditions. These views and opinions may
This management team focuses on                                                            not be relied upon as investment advice
well-established companies with a record                                                   or recommendations, or as an offer for a
of stable earnings or dividends and                                                        particular security. The information is
solid management, and these types of                                                       not a complete analysis of every aspect
companies also performed well during                                                       of any market, country, industry,
                                                                                           security or the fund. Statements of fact
                                                                                           are from sources considered reliable,
                                                                                           but A I M Advisors, Inc. makes no
                                                                                           representation or warranty as to their
                                                                                           completeness or accuracy. Although
                                                                                           historical performance is no guarantee
                                                                                           of future results, these insights may
                                                                                           help you understand our investment
                                                                                           management philosophy.

                                                                                                 See important fund and index
                                                                                               disclosures inside front cover.

========================================     ========================================

ACTUAL PORTFOLIO COMPOSITION                 TOTAL NET ASSETS           $74.8 million
As of 12/31/04
                                             ========================================
AIM Large Cap Basic Value Fund      17.2%

AIM Large Cap Growth Fund           19.5

AIM Dynamics Fund                    5.0

AIM Small Cap Growth Fund           10.0

AIM International Growth Fund       13.0

AIM International Core Equity Fund  12.7

AIM MultiSector Fund                12.5

AIM Real Estate Fund                 5.3

AIM High Yield Fund                  4.8

========================================                                                             [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.

AIM AGGRESSIVE ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over      compare the ongoing costs of investing
                                             the period. Simply divide your account        in the fund and other funds. To do so,
As a shareholder of the fund, you incur      value by $1,000 (for example, an $8,600       compare this 5% hypothetical example
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),       with the 5% hypothetical examples that
costs, which may include sales charges       then multiply the result by the number        appear in the shareholder reports of the
(loads) on purchase payments; contingent     in the table under the heading entitled       other funds.
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to
and redemption fees, if any; and (2)         estimate the expenses you paid on your           Please note that the expenses shown
ongoing costs, including distribution        account during this period.                   in the table are meant to highlight your
and/or service fees (12b-1); and other                                                     ongoing costs only and do not reflect
fund expenses. This example is intended      HYPOTHETICAL EXAMPLE FOR COMPARISON           any transactional costs, such as sales
to help you understand your ongoing          PURPOSES                                      charges (loads) on purchase payments,
costs (in dollars) of investing in the                                                     contingent deferred sales charges on
fund and to compare these costs with         The table below also provides                 redemptions, and redemption fees, if
ongoing costs of investing in other          information about hypothetical account        any. Therefore, the hypothetical
mutual funds. The example is based on an     values and hypothetical expenses based        information is useful in comparing
investment of $1,000 invested at the         on the fund's actual expense ratio and        ongoing costs only, and will not help
beginning of the period and held for the     an assumed rate of return of 5% per year      you determine the relative total costs
entire period, July 1, 2004 - December       before expenses, which is not the fund's      of owning different funds. In addition,
31, 2004.                                    actual return. The hypothetical account       if these transactional costs were
                                             values and expenses may not be used to        included, your costs would have been
ACTUAL EXPENSES                              estimate your actual ending account           higher.
                                             balance or expenses you paid for the
The table below provides information         period. You may use this information to
about actual account values and actual
expenses. You may use the information in
this table, together with the amount you
invested, to

====================================================================================================================================

                                                               ACTUAL                                       HYPOTHETICAL
                                                                                                  (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT              ENDING ACCOUNT           EXPENSES              ENDING ACCOUNT             EXPENSES
                      VALUE                         VALUE               PAID DURING                 VALUE                PAID DURING
 SHARE CLASS        (07/01/04)                  (12/31/04)(1)            PERIOD(2)                (12/31/04)               PERIOD(2)

      A             $1,000.00                     $1,088.80                $2.73                  $1,022.52                 $2.64
      B              1,000.00                      1,084.90                 6.13                   1,019.25                  5.94
      C              1,000.00                      1,084.90                 6.13                   1,019.25                  5.94
      R              1,000.00                      1,087.40                 3.52                   1,021.77                  3.40

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 8.88%, 8.49%, 8.49%, and 8.74% for Classes A, B, C, and R shares, respectively.

(2) Expenses are equal to the fund's annualized expense ratio (0.52%, 1.17%, 1.17%, and 0.67% for Classes A, B, C, and R shares, respectively) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

====================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON     For More Information Visit
                                                                                           IMAGE]     AIMinvestments.com

AIM AGGRESSIVE ALLOCATION FUND

YOUR FUND'S PERFORMANCE SINCE INCEPTION

Past performance cannot guarantee                =================================================================================
comparable future results.
                                                 RESULTS OF A $10,000 INVESTMENT
   Your fund's total return includes
reinvested distributions, applicable             4/30/04-12/31/04                   [MOUNTAIN CHART]
sales charges, fund expenses and
management fees. Results for Class B                        AIM         AIM         AIM        AIM
shares are calculated as if a                           AGGRESSIVE  AGGRESSIVE  AGGRESSIVE  AGGRESSIVE
hypothetical shareholder had liquidated                 ALLOCATION  ALLOCATION  ALLOCATION  ALLOCATION
his entire investment in the fund at the                   FUND        FUND        FUND        FUND     S&P      LIPPER   BLENDED
close of the reporting period and paid                    CLASS A     CLASS B    CLASS C     CLASS R    500    MULTI-CAP   CUSTOM
the applicable contingent deferred sales          DATE    SHARES      SHARES      SHARES      SHARES   INDEX  CORE INDEX   INDEX
charges. Index results include
reinvested dividends, but they do not            4/30/04  $ 9450      $10000     $10000      $10000    $10000     $10000   $10000
reflect sales charges. Performance of an            5/04    9582       10130      10130       10140     10137      10120    10098
index of funds reflects fund expenses               6/04    9819       10380      10380       10390     10334      10344    10305
and management fees; performance of a               7/04    9356        9880       9880        9891      9992       9920     9955
market index does not. Performance shown            8/04    9337        9860       9860        9881     10032       9912    10005
in the chart does not reflect deduction             9/04    9592       10120      10120       10141     10141      10124    10185
of taxes a shareholder would pay on fund           10/04    9800       10330      10330       10351     10296      10277    10398
distributions or sale of fund shares.              11/04   10329       10879      10879       10911     10712      10793    10920
Performance of the indexes does not                12/04  $10692      $10761     $11161      $11298    $11077     $11172   $11320
reflect the effects of taxes.
                                                                                                              Source: Lipper, Inc.
========================================
                                                 =================================================================================
CUMULATIVE TOTAL RETURNS

FROM INCEPTION, 4/30/04-12/31/04,
INCLUDING APPLICABLE SALES CHARGES.
RETURNS HAVE NOT BEEN ANNUALIZED.


CLASS A SHARES                               visit AIMinvestments.com for the most        the time of purchase to 0% at the
Inception (04/30/04)               6.92%     recent month-end performance.                beginning of the seventh year. The CDSC
                                             Performance figures reflect reinvested       on Class C shares is 1% for the first
CLASS B SHARES                               distributions, changes in net asset          year after purchase. Class R shares do
Inception (04/30/04)               7.61%     value and the effect of the maximum          not have a front-end sales charge;
                                             sales charge unless otherwise stated.        returns shown are at net asset value and
CLASS C SHARES                               Investment return and principal value        do not reflect a 0.75% CDSC that may be
Inception (04/30/04)              11.61%     will fluctuate so that you may have a        imposed on a total redemption of
                                             gain or loss when you sell shares.           retirement plan assets within the first
CLASS R SHARES                                                                            year.
Inception (04/30/04)              12.98%        Class A share performance reflects
                                             the maximum 5.50% sales charge, and             The performance of the fund's share
========================================     Class B and Class C share performance        classes will differ due to different
                                             reflects the applicable contingent           sales charge structures and class
The performance data quoted represent        deferred sales charge (CDSC) for the         expenses.
past performance and cannot guarantee        period involved. The CDSC on Class B
comparable future results; current           shares declines from 5% beginning at            Had the advisor not waived fees
performance may be lower or higher.                                                       and/or reimbursed expenses, performance
Please                                                                                    would have been lower.





Continued from inside front cover

OTHER INFORMATION                            The fund files its complete schedule of      A description of the policies and
                                             portfolio holdings with the Securities       procedures that the fund uses to
o The returns shown in the Management's      and Exchange Commission ("SEC") for the      determine how to vote proxies relating
Discussion of Fund Performance are based     1st and 3rd quarters of each fiscal year     to portfolio securities is available
on net asset values calculated for           on Form N-Q. The fund's Form N-Q filings     without charge, upon request, from our
shareholder transactions. Generally          are available on the SEC's Web site at       Client Services department at 800-959-4246
accepted accounting principles require       http://www.sec.gov. Copies of the fund's     or on the AIM Web site,
adjustments to be made to the net assets     Forms N-Q may be reviewed and copied at      AIMinvestments.com. On the home page,
of the fund at period end for financial      the SEC's Public Reference Room at 450       scroll down and click on AIM Funds Proxy
reporting purposes, and as such, the net     Fifth Street, N.W., Washington, D.C.         Policy. The information is also
asset values for shareholder                 20549-0102. You can obtain information on    available on the Securities and Exchange
transactions and the returns based on        the operation of the Public Reference        Commission's Web site, sec.gov.
those net asset values may differ from       Room, including information about
the net asset values and returns             duplicating fee charges, by calling          Information regarding how the fund voted
reported in the Financial Highlights.        1-202-942-8090 or by electronic request at   proxies related to its portfolio
                                             the following e-mail address:                securities during the 12 months ended
                                             publicinfo@sec.gov. The SEC file numbers     6/30/04 is available at our Web site. Go
                                             for the fund are 811-2699 and 2-57526. The   to AIMinvestments.com, access the About
                                             fund's most recent portfolio holdings,       Us tab, click on Required Notices and
                                             as filed on Form NQ, are also available      then click on Proxy Voting Activity.
                                             at AIMinvestments.com.                       Next, select your fund from the drop-down
                                                                                          menu.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/04

AIM AGGRESSIVE ALLOCATION FUND

INSTITUTIONAL CLASS                          ========================================      Please note that past performance is not
SHARES                                       CUMULATIVE ANNUAL TOTAL RETURNS               indicative of future results. More
                                             For period ended 12/31/04                     recent returns may be more or less than
The following information has been           Inception (4/30/04) 13.44%*                   those shown. All returns assume
prepared to provide Institutional Class                                                    reinvestment of distributions at net
shareholders with a performance overview     *Return has not been annualized.              asset value. Investment return and
specific to their holdings.                  ========================================      principal value will fluctuate so your
Institutional Class shares are offered                                                     shares, when redeemed, may be worth more
exclusively to institutional investors,      Institutional Class shares have no sales      or less than their original cost. See
including defined contribution plans         charge; therefore, performance is at net      full report for information on
that meet certain criteria.                  asset value. Performance of                   comparative benchmarks. Please consult
                                             Institutional Class shares will differ        your fund prospectus for more
                                             from performance of other share classes       information. For the most current
                                             due to differing sales charges and class      month-end performance, please call
                                             expenses.                                     800-451-4246 or visit
                                                                                           AIMinvestments.com.

                                   Over for information on your fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com               AAL-INS-1 12/04             [YOUR GOALS. OUR SOLUTIONS.]        [AIM INVESTMENTS LOGO APPEARS HERE]
                                                               --Registered Trademark--                --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      $1,000 (for example, an $8,600 account        You may use this information to compare
                                             value divided by $1,000 = 8.6), then          the ongoing costs of investing in the
As a shareholder of the fund, you incur      multiply the result by the number in the      fund and other funds. To do so, compare
ongoing costs. This example is intended      table under the heading entitled "Actual      this 5% hypothetical example with the 5%
to help you understand your ongoing          Expenses Paid During Period" to estimate      hypothetical examples that appear in
costs (in dollars) of investing in the       the expenses you paid on your account         the shareholder reports of the other
fund and to compare these costs with         during this period.                           funds.
ongoing costs of investing in other
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
investment of $1,000 invested at the         PURPOSES                                      in the table are meant to highlight your
beginning of the period and held for the                                                   ongoing costs only. Therefore, the
entire period, July 1, 2004-December 31,     The table below also provides                 hypothetical information is useful in
2004.                                        information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                              on the fund's actual expense ratio and        total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical
expenses. You may use the information in     account values and expenses may not be
this table, together with the amount you     used to estimate the actual ending
invested, to estimate the expenses that      account balance or expenses you paid for
you paid over the period. Simply divide      the period.
your account value by

====================================================================================================================================

                                                           ACTUAL                          HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING ACCOUNT    ENDING ACCOUNT         EXPENSES      ENDING ACCOUNT      EXPENSES
                            VALUE                VALUE            PAID DURING        VALUE          PAID DURING
                          (07/01/04)          (12/31/04)(1)        PERIOD(2)       (12/31/04)         PERIOD(2)
Institutional Class       $1,000.00            $1,091.80             $0.89         $1,024.28          $0.87

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to
December 31, 2004, was 9.18% for the Institutional Class.

(2) Expenses are equal to the fund's annualized expense ratio, 0.17% for the Institutional Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

====================================================================================================================================

AIMinvestments.com                                              AAL-INS-1  12/04

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2004

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
MUTUAL FUNDS-100.00%(a)

AIM Dynamics Fund-Institutional
  Class-5.06%(b)(c)                              225,060   $ 3,781,016
----------------------------------------------------------------------
AIM High Yield Fund-Institutional Class-4.83%    793,411     3,610,019
----------------------------------------------------------------------
AIM International Core Equity
  Fund-Institutional Class-12.71%(d)             827,763     9,502,721
----------------------------------------------------------------------
AIM International Growth Fund-Institutional
  Class-12.96%(b)                                476,343     9,688,825
----------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
  Class-17.17%(b)                                948,067    12,836,834
----------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
  Class-19.51%(b)                              1,461,136    14,582,137
----------------------------------------------------------------------


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
MUTUAL FUNDS-(CONTINUED)

AIM Multi-Sector Fund-Institutional
  Class-12.50%(e)                                429,236   $ 9,340,168
----------------------------------------------------------------------
AIM Real Estate Fund-Institutional
  Class-5.31%                                    152,712     3,967,454
----------------------------------------------------------------------
AIM Small Cap Growth Fund-Institutional
  Class-9.95%(b)                                 267,277     7,438,317
======================================================================
    Total Mutual Funds (Cost $68,782,937)                   74,747,491
======================================================================
TOTAL INVESTMENTS-100.00% (Cost $68,782,937)                74,747,491
======================================================================
OTHER ASSETS LESS LIABILITIES-0.00%                              3,330
======================================================================
NET ASSETS-100.00%                                         $74,750,821
______________________________________________________________________
======================================================================

Notes to Schedule of Investments:

(a) The mutual fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) Effective October 15, 2004, the INVESCO Dynamics Fund was renamed AIM Dynamics Fund.
(d) Effective October 15, 2004, the INVESCO International Core Equity Fund was renamed AIM International Core Equity Fund.
(e) Effective October 15, 2004, the INVESCO Multi-Sector Fund was renamed AIM Multi-Sector Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS:

Investments in affiliated underlying funds, at
  market value (cost $68,782,937)               $74,747,491
-----------------------------------------------------------
Receivables for fund shares sold                    323,853
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,805
-----------------------------------------------------------
Other assets                                         82,992
===========================================================
    Total assets                                 75,157,141
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             313,243
-----------------------------------------------------------
  Fund shares reacquired                             10,610
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             2,805
-----------------------------------------------------------
Accrued distribution fees                            36,624
-----------------------------------------------------------
Accrued transfer agent fees                           9,592
-----------------------------------------------------------
Accrued operating expenses                           33,446
===========================================================
    Total liabilities                               406,320
===========================================================
Net assets applicable to shares outstanding     $74,750,821
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $68,640,537
-----------------------------------------------------------
Undistributed net investment income                  (1,934)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                             147,664
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      5,964,554
===========================================================
                                                $74,750,821
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $39,368,199
___________________________________________________________
===========================================================
Class B                                         $22,384,069
___________________________________________________________
===========================================================
Class C                                         $11,542,766
___________________________________________________________
===========================================================
Class R                                         $ 1,342,379
___________________________________________________________
===========================================================
Institutional Class                             $   113,408
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           3,495,476
___________________________________________________________
===========================================================
Class B                                           1,992,914
___________________________________________________________
===========================================================
Class C                                           1,027,898
___________________________________________________________
===========================================================
Class R                                             119,352
___________________________________________________________
===========================================================
Institutional Class                                  10,057
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     11.26
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.26 divided by
      94.50%)                                   $     11.92
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     11.23
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     11.23
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     11.25
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     11.28
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period April 30, 2004 (Date operations commenced) through December 31, 2004

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $  187,282
========================================================================

EXPENSES:

Administrative services fees                                      33,470
------------------------------------------------------------------------
Custodian fees                                                     4,484
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         35,636
------------------------------------------------------------------------
  Class B                                                         63,305
------------------------------------------------------------------------
  Class C                                                         33,885
------------------------------------------------------------------------
  Class R                                                          1,704
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        48,771
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            20
------------------------------------------------------------------------
Trustees' fees and retirement benefits                             8,567
------------------------------------------------------------------------
Registration and filing fees                                      42,958
------------------------------------------------------------------------
Reports to shareholders                                           15,438
------------------------------------------------------------------------
Professional fees                                                 34,705
------------------------------------------------------------------------
Other                                                              7,111
========================================================================
    Total expenses                                               330,054
========================================================================
Less: Expenses reimbursed and expense offset arrangements       (161,218)
========================================================================
    Net expenses                                                 168,836
========================================================================
Net investment income                                             18,446
========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds                39,228
========================================================================
Net realized gain from distributions of affiliated
  underlying funds                                               311,072
========================================================================
                                                                 350,300
========================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                             5,964,554
========================================================================
Net gain from affiliated underlying funds                      6,314,854
========================================================================
Net increase in net assets resulting from operations          $6,333,300
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period April 30, 2004 (Date operations commenced) through December 31, 2004

                                                                 2004
-------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds      $    18,446
-------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds and
    capital gain distributions of underlying funds                350,300
-------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                            5,964,554
=========================================================================
    Net increase in net assets resulting from operations        6,333,300
=========================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (166,197)
-------------------------------------------------------------------------
  Class B                                                         (56,952)
-------------------------------------------------------------------------
  Class C                                                         (29,244)
-------------------------------------------------------------------------
  Class R                                                          (5,483)
-------------------------------------------------------------------------
  Institutional Class                                                (617)
=========================================================================
    Total distributions from net investment income               (258,493)
=========================================================================
Distributions to shareholders from net realized gains:
  Class A                                                          (3,264)
-------------------------------------------------------------------------
  Class B                                                          (1,898)
-------------------------------------------------------------------------
  Class C                                                            (975)
-------------------------------------------------------------------------
  Class R                                                            (119)
-------------------------------------------------------------------------
  Institutional Class                                                 (10)
=========================================================================
    Total distributions from net realized gains                    (6,266)
=========================================================================
    Decrease in net assets resulting from distributions          (264,759)
=========================================================================
Share transactions-net:
  Class A                                                      36,288,349
-------------------------------------------------------------------------
  Class B                                                      20,477,991
-------------------------------------------------------------------------
  Class C                                                      10,599,924
-------------------------------------------------------------------------
  Class R                                                       1,215,379
-------------------------------------------------------------------------
  Institutional Class                                             100,637
=========================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        68,682,280
=========================================================================
    Net increase in net assets                                 74,750,821
=========================================================================

NET ASSETS:

  Beginning of period                                                  --
=========================================================================
  End of period (including undistributed net investment
    income of $(1,934))                                       $74,750,821
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on April 30, 2004.

    The Fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds -- ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds. AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.17% of average daily net assets, through December 31, 2005. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. For the period April 30, 2004 (date operations commenced) through December 31, 2004, AIM reimbursed expenses of $110,983.

    For the period April 30, 2004 (date operations commenced) through December 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $1,431 of expenses incurred by the Fund related to market timing matters in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period April 30, 2004 (date operations commenced) through December 31, 2004, AIM was paid $33,470 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. AISI did not reimburse fees during the period under this expense limitation. For the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund paid AISI $160 for Class A, Class B, Class C and Class R shares and $0 for Institutional Class shares and AIM reimbursed fees of $48,611 for Class A, Class B, Class C and Class R and $20 for the Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period April 30, 2004 (date operations commenced) through December 31, 2004, the Class A, Class B, Class C and Class R shares paid $35,636, $63,305, $33,885 and $1,704, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 30, 2004 (date operations commenced) through December 31, 2004, AIM Distributors advised the Fund that it retained $97,170 in front-end sales commissions from the sale of Class A shares and $40, $3,313, $1,122 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to AIM Distributors for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the period April 30, 2004 (date operations commenced) through December 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                             MARKET VALUE     PURCHASES      PROCEEDS      APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                           04/30/04        AT COST      FROM SALES    (DEPRECIATION)      12/31/04       INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics
  Fund-Institutional Class      $   --       $3,445,730     $ (29,488)      $  363,424      $ 3,781,016     $    --      $  1,350
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-
  Institutional Class               --        3,519,122       (29,123)         119,512        3,610,019      69,560           508
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Core
  Equity Fund-
  Institutional Class               --        8,692,987       (88,014)         889,962        9,502,721      88,752         7,786
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund- Institutional Class         --        8,607,415       (75,704)       1,149,286        9,688,825          --         7,828
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value
  Fund- Institutional Class         --       12,050,886      (100,855)         884,644       12,836,834          --         2,159
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-
  Institutional Class               --       13,778,326      (115,563)         915,987       14,582,137          --         5,387
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-
  Institutional Class               --        8,831,308       (73,788)         578,270        9,340,168          --       224,242
-----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund-
  Institutional Class               --        3,561,868       (41,403)         439,766        3,967,454      28,970        98,430
-----------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund-
  Institutional Class               --        6,883,388       (73,383)         625,703        7,438,317          --         2,610
===================================================================================================================================
  Total                         $   --       $69,371,030    $(627,321)      $5,964,554      $74,747,491     $187,282     $350,300*
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Includes $311,072 of capital gains received from affiliated underlying funds.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund received credits in transfer agency fees of $160 and credits in custodian fees of $13 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $173.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund paid legal fees of $863 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund did not borrow under the uncommitted unsecured revolving facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the period April 30, 2004 (date operations commenced) through December 31, 2004 was as follows:

                                                                2004
----------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $264,757
----------------------------------------------------------------------
  Long-term capital gain                                             2
======================================================================
Total distributions                                           $264,759
______________________________________________________________________
======================================================================


Tax Components of Net Assets:

As of December 31, 2004, the components of net assets on a tax basis were as follows:

                                                                 2004
-------------------------------------------------------------------------
Undistributed ordinary income                                 $    36,177
-------------------------------------------------------------------------
Undistributed long-term gain                                      115,598
-------------------------------------------------------------------------
Unrealized appreciation -- investments                          5,960,443
-------------------------------------------------------------------------
Temporary book/tax differences                                     (1,934)
-------------------------------------------------------------------------
Shares of beneficial interest                                  68,640,537
=========================================================================
Total net assets                                              $74,750,821
_________________________________________________________________________
=========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation expenses.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 30, 2004 (date operations commenced) through December 31, 2004 was $69,371,030 and $627,321, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $5,960,443
==============================================================================
Net unrealized appreciation of investment securities              $5,960,443
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $68,787,048.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions and stock issuance costs, on December 31, 2004, undistributed net investment income was increased by $238,113, undistributed net realized gain (loss) was decreased by $196,370 and shares of beneficial interest decreased by $41,743. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

    The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                   APRIL 30, 2004
                                                                  (DATE OPERATIONS
                                                                     COMMENCED)
                                                                  TO DECEMBER 31,
                                                                        2004
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                     3,574,709    $37,105,068
--------------------------------------------------------------------------------------
  Class B                                                     2,065,422     21,235,832
--------------------------------------------------------------------------------------
  Class C                                                     1,082,947     11,184,543
--------------------------------------------------------------------------------------
  Class R                                                       142,688      1,465,707
--------------------------------------------------------------------------------------
  Institutional Class                                            10,001        100,010
======================================================================================
Issued as reinvestment of dividends:
  Class A                                                        14,820        164,949
--------------------------------------------------------------------------------------
  Class B                                                         5,195         57,658
--------------------------------------------------------------------------------------
  Class C                                                         2,647         29,375
--------------------------------------------------------------------------------------
  Class R                                                           504          5,602
--------------------------------------------------------------------------------------
  Institutional Class                                                56            627
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        14,680        152,114
--------------------------------------------------------------------------------------
  Class B                                                       (14,728)      (152,114)
======================================================================================
Reacquired:
  Class A                                                      (108,733)    (1,133,782)
--------------------------------------------------------------------------------------
  Class B                                                       (62,975)      (663,385)
--------------------------------------------------------------------------------------
  Class C                                                       (57,696)      (613,994)
--------------------------------------------------------------------------------------
  Class R                                                       (23,840)      (255,930)
======================================================================================
                                                              6,645,697    $68,682,280
______________________________________________________________________________________
======================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                      CLASS A                CLASS B             CLASS C             CLASS R
                                                   APRIL 30, 2004         APRIL 30, 2004      APRIL 30, 2004      APRIL 30, 2004
                                                  (DATE OPERATIONS       (DATE OPERATIONS    (DATE OPERATIONS    (DATE OPERATIONS
                                                   COMMENCED) TO          COMMENCED) TO       COMMENCED) TO       COMMENCED) TO
                                                    DECEMBER 31,           DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                        2004                   2004                2004                2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 10.00                $ 10.00             $ 10.00              $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.03(a)              (0.02)(a)           (0.02)(a)             0.02(a)
=================================================================================================================================
  Net gains on securities (both realized and
    unrealized)                                          1.28                   1.28                1.28                1.28
=================================================================================================================================
    Total from investment operations                     1.31                   1.26                1.26                1.30
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.05)                 (0.03)              (0.03)              (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (0.00)                 (0.00)              (0.00)              (0.00)
=================================================================================================================================
    Total distributions                                 (0.05)                 (0.03)              (0.03)              (0.05)
=================================================================================================================================
Net asset value, end of period                        $ 11.26                $ 11.23             $ 11.23              $11.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         13.12%                 12.61%              12.61%              12.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $39,368                $22,384             $11,543              $1,342
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers(c)(d)                                 0.52%                  1.17%               1.17%               0.67%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers(c)(d)                              1.31%                  1.96%               1.96%               1.46%
=================================================================================================================================
Ratio of net investment income to average net
  assets(c)                                              0.40%                 (0.25)%             (0.25)%              0.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  2%                     2%                  2%                  2%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $15,148,502, $9,418,590, $5,041,442 and $506,989 for Class A, Class B,
     Class C and Class R, respectively.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 0.96%.
(e)  Not annualized for periods less than one year.

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                APRIL 30, 2004
                                                               (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                 DECEMBER 31,
                                                                     2004
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.05(a)
=================================================================================
  Net gains on securities (both realized and unrealized)              1.29
=================================================================================
    Total from investment operations                                  1.34
=================================================================================
Less distributions:
  Dividends from net investment income                               (0.06)
---------------------------------------------------------------------------------
  Distributions from net realized gains                              (0.00)
=================================================================================
    Total distributions                                              (0.06)
=================================================================================
Net asset value, end of period                                      $11.28
_________________________________________________________________________________
=================================================================================
Total return(b)                                                      13.44%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $  113
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    0.17%(c)(d)
---------------------------------------------------------------------------------
  Without fee waivers                                                 0.75%(c)(d)
=================================================================================
Ratio of net investment income to average net assets                  0.75%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate(e)                                               2%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $102,790.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 0.96%.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

    Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.

    The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

    The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

    As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the

Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

    Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages;

rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

    A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.
*                                       *                                      *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Aggressive Allocation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Aggressive Allocation Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the period April 30, 2004 (date operations commenced) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provides a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
-------------------------------
PRICEWATERHOUSECOOPERS LLP

February 18, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of December 31, 2004



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998             Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                          Group Inc. (financial services holding
   President                                        company); Director and Vice Chairman,
                                                    AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a
                                                    global investment management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors,
                                                    Inc. (registered broker dealer), AIM
                                                    Investment Services, Inc., (registered
                                                    transfer agent), and Fund Management
                                                    Company (registered broker dealer); and
                                                    Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    None
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.
   President                                        (financial services holding company);
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.
                                                    (registered transfer agent), Fund
                                                    Management Company (registered broker
                                                    dealer) and INVESCO Distributors, Inc.
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President
                                                    and Chief Executive Officer, INVESCO
                                                    Funds Group, Inc.; President and Chief
                                                    Executive Officer, INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc
                                                    Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett(3) -- 1944    2001             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                                (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)
---------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003             Retired                                    None
   Trustee
                                                    Formerly: President and Chief Executive
                                                    Officer, AMC Cancer Research Center; and
                                                    Chairman and Chief Executive Officer,
                                                    First Columbia Financial Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985             Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
                                                    Formerly: Partner, law firm of Baker &
                                                    McKenzie
---------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003             Co-President and Founder, Green, Manning   None
   Trustee                                          & Bunch Ltd., (investment banking firm);
                                                    and Director, Policy Studies, Inc. and
                                                    Van Gilder Insurance Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001             Director of a number of public and         Cortland Trust, Inc. (Chairman)
   Trustee                                          private business corporations, including   (registered investment company);
                                                    the Boss Group Ltd. (private investment    Annuity and Life Re (Holdings),
                                                    and management) and Magellan Insurance     Ltd. (insurance company)
                                                    Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various
                                                    affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001             Retired                                    None
   Trustee
                                                    Formerly: Chairman, Mercantile Mortgage
                                                    Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001             Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                          Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                    company) and Texana Timber LP
                                                    (sustainable forestry company)
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of December 31, 2004



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                    Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001               Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                            Naftalis and Frankel LLP                   investment company)
-----------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003               Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                            (California)
                                                      Formerly: Associate Justice of the
                                                      California Court of Appeals
-----------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly: Chief Executive Officer, YWCA    None
   Trustee                                            of the USA
-----------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper      None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar(4) -- 1939       2001               Executive Vice President, Development      None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-----------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley(5) -- 1959     2004               Senior Vice President, A I M Management    N/A
   Senior Vice President and                          Group Inc. (financial services holding
   Chief Compliance Officer                           company); Senior Vice President and
                                                      Chief Compliance Officer, A I M
                                                      Advisors, Inc.; Vice President and Chief
                                                      Compliance Officer, A I M Capital
                                                      Management, Inc. and A I M Distributors,
                                                      Inc.; and Vice President, AIM Investment
                                                      Services, Inc. and Fund Management
                                                      Company
                                                      Formerly: Senior Vice President and
                                                      Compliance Director, Delaware
                                                      Investments Family of Funds
-----------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003               Director, Senior Vice President,           N/A
   Senior Vice President,                             Secretary and General Counsel, A I M
   Secretary and Chief Legal                          Management Group Inc. (financial
   Officer                                            services holding company) and A I M
                                                      Advisors, Inc.; Director and Vice
                                                      President, INVESCO Distributors, Inc.;
                                                      Vice President, A I M Capital
                                                      Management, Inc., and AIM Investment
                                                      Services, Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company and Senior Vice President, A I M
                                                      Distributors, Inc.
                                                      Formerly: Senior Vice President and
                                                      General Counsel, Liberty Financial
                                                      Companies, Inc.; and Senior Vice
                                                      President and General Counsel, Liberty
                                                      Funds Group, LLC and Vice President,
                                                      A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          2002               Managing Director and Director of Money    N/A
   Vice President                                     Market Research and Special Projects,
                                                      A I M Capital Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                       Advisors, Inc.
                                                      Formerly: Senior Vice President, AIM
                                                      Investment Services, Inc.; and Vice
                                                      President, A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004               Director of Cash Management, Managing      N/A
   Vice President                                     Director and Chief Cash Management
                                                      Officer, A I M Capital Management, Inc;
                                                      Director and President, Fund Management
                                                      Company; and Vice President, A I M
                                                      Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(4) -- 1940      2002               Executive Vice President, A I M            N/A
   Vice President                                     Management Group, Inc.; Senior Vice
                                                      President, A I M Advisors, Inc., and
                                                      President, Director of Investments,
                                                      Chief Executive Officer and Chief
                                                      Investment Officer, A I M Capital
                                                      Management, Inc. (See footnote (4)
                                                      below.)
                                                      Formerly: Director of A I M Advisors,
                                                      Inc. and A I M Management Group Inc.,
                                                      A I M Advisors, Inc.; and Director and
                                                      Chairman, A I M Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

(4) Mr. Sklar and Mr. Larsen retired effective December 31, 2004.
(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, Texas
                                                                                77002-5678
COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
                              INDEPENDENT TRUSTEES
Ballard Spahr                                          AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   919 Third Avenue         Houston, TX 77210-4739   Boston, MA 02110-2801
                              New York, NY 10022-3852

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2004, 7.65% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $2 for the Fund's tax year ended December 31, 2004.

For its tax year ended December 31, 2004, the Fund designated 29.10% or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

       DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                   TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                       AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(5)             AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(6)                      AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                         AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                          AIM Money Market Fund
AIM Core Stock Fund(1)                       AIM International Core Equity Fund(1)          AIM Short Term Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund                  AIM Total Return Bond Fund
AIM Diversified Dividend Fund                AIM International Small Company Fund(7)        Premier U.S. Government Money
AIM Dynamics Fund(1)                         AIM Trimark Fund                               Portfolio(1)
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund                             SECTOR EQUITY                    TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                               AIM Advantage Health Sciences Fund(1)          AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                 AIM Energy Fund(1)                             AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM Financial Services Fund(1)                 AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund                    AIM Tax-Free Intermediate Fund
AIM Mid Cap Stock Fund(1)                    AIM Gold & Precious Metals Fund(1)
AIM Opportunities I Fund                     AIM Health Sciences Fund(1)                         AIM ALLOCATION SOLUTIONS
AIM Opportunities II Fund                    AIM Leisure Fund(1)
AIM Opportunities III Fund                   AIM Multi-Sector Fund(1)                       AIM Aggressive Allocation Fund
AIM Premier Equity Fund                      AIM Real Estate Fund                           AIM Conservative Allocation Fund
AIM S&P 500 Index Fund(1)                    AIM Technology Fund(1)                         AIM Moderate Allocation Fund
AIM Select Equity Fund                       AIM Utilities Fund(1)
AIM Small Cap Equity Fund(3)
AIM Small Cap Growth Fund(4)                 ================================================================================
AIM Small Company Growth Fund(1)             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Total Return Fund*(1)                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Endeavor Fund                    FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.
AIM Trimark Small Companies Fund             ================================================================================
AIM Weingarten Fund

* Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. The fund will close to new investors when net assets reach $500 million.

   If used after April 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.

AIMinvestments.com                  AAL-AR-1            A I M Distributors, Inc.

                                 [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual    Retirement    Annuities    College    Separately    Offshore    Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                   Savings    Managed       Products    Management                --Registered Trademark--
                                     Plans      Accounts
-------------------------------------------------------------------------------------

                                                            AIM BASIC VALUE FUND
                               Annual Report to Shareholders o December 31, 2004

                                  [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM BASIC VALUE FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL.

o   Unless otherwise stated, information presented in this report is as of 12/31/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged Russell 1000                  The fund files its complete schedule of
                                             --Registered Trademark-- Value Index is       portfolio holdings with the Securities
o Effective 9/30/03, Class B shares are      a subset of the unmanaged Russell 1000        and Exchange Commission ("SEC") for the
not available as an investment for           --Registered Trademark-- Index, which         1st and 3rd quarters of each fiscal year
retirement plans maintained pursuant to      represents the performance of the stocks      on Form N-Q. The fund's Form N-Q filings
Section 401 of the Internal Revenue          of large-capitalization companies; the        are available on the SEC's Web site at
Code, including 401(k) plans, money          Value subset measures the performance of      http://www.sec.gov. Copies of the fund's
purchase pension plans and profit            Russell 1000 companies with lower             Forms N-Q may be reviewed and copied at
sharing plans. Plans that have existing      price/book ratios and lower forecasted        the SEC's Public Reference Room at 450
accounts invested in Class B shares will     growth values.                                Fifth Street, N.W., Washington, D.C.
continue to be allowed to make                                                             20549-0102. You can obtain information
additional purchases.                        o The unmanaged Lehman U.S. Aggregate         on the operation of the Public Reference
                                             Bond Index, which represents the U.S.         Room, including information about
o Class R shares are available only to       investment-grade fixed-rate bond market       duplicating fee charges, by calling
certain retirement plans. Please see the     (including government and corporate           1-202-942-8090 or by electronic request
prospectus for more information.             securities, mortgage pass-through             at the following E-mail address:
                                             securities and asset-backed securities),      publicinfo@sec.gov. The SEC file numbers
PRINCIPAL RISKS OF INVESTING IN THE FUND     is compiled by Lehman Brothers, a global      for the fund are 811-2699 and 2-57526.
                                             investment bank.                              The fund's most recent portfolio
o Investing in small and mid-size                                                          holdings, as filed on Form N-Q, are also
companies involves risks not associated      o The fund is not managed to track the        available at AIMinvestments.com.
with investing in more established           performance of any particular index,
companies, including business risk,          including the indexes defined here, and       A description of the policies and
significant stock price fluctuations and     consequently, the performance of the          procedures that the fund uses to
illiquidity.                                 fund may deviate significantly from the       determine how to vote proxies relating
                                             performance of the indexes.                   to portfolio securities is available
o The fund may invest up to 25% of its                                                     without charge, upon request, by calling
assets in the securities of non-U.S.         o A direct investment cannot be made in       800-959-4246, or on the AIM Web site,
issuers. International investing             an index. Unless otherwise indicated,         AIMinvestments.com. Scroll down on the
presents certain risks not associated        index results include reinvested              home page and click on AIM Funds Proxy
with investing solely in the United          dividends, and they do not reflect sales      Voting Policies.
States. These include risks relating to      charges. Performance of an index of
fluctuations in the value of the U.S.        funds reflects fund expenses;                 Information regarding how the fund voted
dollar relative to the values of other       performance of a market index does not.       proxies related to its portfolio
currencies, the custody arrangements                                                       securities during the 12 months ended
made for the fund's foreign holdings,        OTHER INFORMATION                             6/30/04 is available at our Web site. Go
differences in accounting, political                                                       to AIMinvestments.com, click on About
risks and the lesser degree of public        o The returns shown in the Management's       Us, then on Required Notices and then
information required to be provided by       Discussion of Fund Performance are based      select your fund from the drop-down
non-U.S. companies.                          on net asset values calculated for            menu.
                                             shareholder transactions. Generally
ABOUT INDEXES USED IN THIS REPORT            accepted accounting principles require
                                             adjustments to be made to the net assets
o The unmanaged Standard & Poor's            of the fund at period end for financial
Composite Index of 500 Stocks (the S&P       reporting purposes, and as such, the net
500 --Registered Trademark-- Index) is an    asset values for shareholder
index of common stocks frequently used       transactions and the returns based on
as a general measure of U.S. stock           those net asset values may differ from
market performance.                          the net asset values and returns
                                             reported in the Financial Highlights.
o The unmanaged Lipper Large-Cap Value
Fund Index represents an average of the      o Industry classifications used in this
performance of the 30 largest large-         report are generally according to the
capitalization value funds tracked by        Global Industry Classification Standard,
Lipper, Inc., an independent mutual fund     which was developed by and is the
performance monitor.                         exclusive property and a service mark of
                                             Morgan Stanley Capital International
                                             Inc. and Standard & Poor's.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMINVESTMENTS.COM

                    DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    NEW BOARD CHAIRMAN

                    It is our pleasure to introduce you to Bruce Crockett, the new Chairman of the Board of Trustees of the AIM Funds. Bob
     [GRAHAM        Graham has served as Chairman of the Board of Trustees of
     PHOTO]         the AIM Funds ever since Ted Bauer retired from that
                    position in 2000. However, as you may be aware, the U.S.
                    Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a
                    trustee who is not an officer of the fund's investment
                    advisor, serve as chairman of the funds' Board. In addition, a similar provision was included in the terms of AIM
                    Advisors' recent settlements with certain regulators.
                    Accordingly, the AIM Funds' Board recently elected Mr.
 ROBERT H. GRAHAM   Crockett, one of the 14 independent trustees on the AIM
                    Funds' Board, as Chairman. His appointment became effective on October 4, 2004. Mr. Graham will remain on the funds'
                    Board, as will Mark Williamson, President and Chief
                    Executive Officer of AIM. Mr. Graham will also remain
                    Chairman of AIM Investments --Registered Trademark--.

                        Mr. Crockett has been a member of the AIM Funds' Board
                    since 1992, when AIM acquired certain funds that had been
                    advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of
                    experience in finance and general management and has been
 [WILLIAMSON        Chairman of Crockett Technologies Associates since 1996. He
     PHOTO]         is the first independent chairman of the funds' Board in
                    AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

                    MARKET CONDITIONS DURING THE FISCAL YEAR

                    After nine months of slow growth, equity markets rallied late in the year to produce solid results for 2004. The S&P
MARK H. WILLIAMSON  500 Index was up 10.87% for the year as a whole, but that includes the 9.23% total return for the fourth quarter alone. For bonds, the turning point came earlier. Almost all of the 4.34% return produced by the Lehman U.S. Aggregate
                    Bond Index came during the second half of the year, despite the fact that the Federal Reserve had begun raising short-term interest rates about halfway through the year.
                    Overseas markets followed a similar pattern, with quite robust double-digit performance across the board, most of it produced during the second half of the year.

                        All in all, 2004 was a good year for American investors,
                    with the decline in the dollar over the course of the year
   [CROCKETT        lending a boost to returns from foreign holdings. And there
     PHOTO]         were a number of solid economic numbers to report as of the end of the year:

                        o U.S. gross domestic product (GDP) rose each quarter during 2004. And respondents to the BusinessWeek magazine survey foresaw 2005 GDP growth at 3.5%, above the post-World War II average of 3.4%.

                        o  The Institute for Supply Management's manufacturing
                           and nonmanufacturing indexes--based on surveys of
                           purchasing managers in industries that together cover
                           more than 70% of the U.S. economy--both continued to
 BRUCE L. CROCKETT         rise during December and remained in very strong
                           territory.

                        o Thomson First Call, which tracks corporate earnings and other information for clients in financial service industries, estimated S&P 500 earnings to be up 10.5% in 2005.

                        Of course, none of this can guarantee that 2005 will be
                    another good year. Over the short term, the only sure thing about the investment markets is their unpredictability.
                    Hence, we have always urged shareholders to keep a long-term perspective on all their investments.

                    YOUR FUND

                    The following pages present a discussion of how your fund invests, how it performed compared to pertinent benchmarks during the fiscal year and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often.
                    Updated information on your fund is always available there, as well as general information on a variety of investing topics.

                        As always, AIM is committed to building solutions for
                    your investment goals, and we thank you for your participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                         /s/ MARK H. WILLIAMSON
                    ------------------------------------         --------------------------------
                    Robert H. Graham                             Mark H. Williamson
                    Chairman, AIM Investments                    CEO & President, AIM Investments
                    President & Vice Chairman, AIM Funds         Trustee, AIM Funds

                    January 28, 2005

                    AIM Investments is a registered service mark of A I M
                    Management Group Inc. A I M Advisors, Inc. and A I M Capital
                    Management, Inc. are the investment advisors and A I M
                    Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

MANAGEMENT'S DISCUSSION OF FUND                                                            other issues are already discounted in
PERFORMANCE                                                                                the company's historically low
                                                                                           valuation, and we continued to hold the
Following a strong fourth quarter, AIM       Halliburton were among the most               stock.
Basic Value Fund produced an attractive,     significant contributors to performance.
double-digit return, tracking the S&P        The combination of attractive valuations          Both Novellus Systems (semiconductor
500 Index but trailing our value             at the beginning of the year and              capital equipment) and Interpublic Group
benchmark and peers during 2004.             favorable supply-and-demand trends            (advertising agency holding company)
                                             translated into a 50% average return for      posted weak results in 2004 that
========================================     our energy investments. Other                 resulted in a reversal of price gains
FUND VS. INDEXES                             significant drivers of performance were       achieved in 2003. Interpublic Group is
                                             UnitedHealth Group and Tyco                   in the process of a multi-year
TOTAL RETURNS, 12/31/03-12/31/04,            International.                                turnaround. Solid evidence of progress
EXCLUDING APPLICABLE SALES CHARGES. IF                                                     exists, but restructurings are
SALES CHARGES WERE INCLUDED, RETURNS             The fund has owned UnitedHealth           inherently uneven and lengthy. Despite
WOULD BE LOWER.                              Group since the current management team       an attractive valuation, most investors
                                             began managing the fund in 1998, and it       are impatient with uneven quarterly
Class A Shares                     10.88%    serves as a good example of how a             results and the long timetable it takes
                                             challenging industry environment              to meaningfully change the cost
Class B Shares                     10.14     combined with undervaluation and              structure of a business.
                                             disfavor on Wall Street can create a
Class C Shares                     10.15     substantial long-term investment                  We made relatively few changes to
                                             opportunity. UnitedHealth Group is up         the portfolio during 2004, consistent
Class R Shares                     10.70     more than 800% since our original             with our long-term investment strategy
                                             investment, and it remained a fund            and the number of opportunities
S&P 500 Index (Broad Market Index) 10.87     holding at year end.                          identified during the bear market. Aside
                                                                                           from adjustments to existing holdings,
Russell 1000 Value Index                         Tyco International Ltd. was one of        we purchased Pfizer and Genworth
(Style-SPECIFIC Index)             16.49     the fund's top-performing stocks for the      Financial and sold Janus Capital Group,
                                             second year in a row, underscoring the        Robert Half International and First
Lipper Large Cap Value Fund Index            magnitude of the investment opportunity       Energy Group-all on the basis of
(Peer Group Index)                 12.00     created during the 2002 scandal. As we        valuation. This low turnover is evidence
                                             believed at the time, the market              of our long-term investment strategy and
SOURCE: LIPPER, INC.                         position and intrinsic value of Tyco          stands in stark contrast to the average
========================================     International proved far more durable         mutual fund portfolio turnover of more
                                             than investors believed in the midst of       than 100%. Furthermore, we believe low
The primary reason the fund                  the malfeasance charges levied against        turnover reduces trading costs for all
underperformed the Russell 1000 Value        the former CEO. During 2004 we continued      shareholders and may control the impact
Index during the period was because of       to believe Tyco International was one of      of realized capital gains for
our lower returns in financials,             the better investment opportunities           shareholders with taxable accounts.
information technology and select health     within the industrial sector of the
care investments, combined with lower        economy, although the valuation was not       INVESTMENT PROCESS AND EVALUATION
sector weights in energy and materials,      as compelling after rising more than
which were some of the best-performing       200% since 2002 lows. Consequently we         Our investment strategy is to create
sectors in the index. As we describe         reduced our position in the company           wealth by maintaining a long-term
later, our sector weights, which differ      during the year, but it remained a top        investment horizon and investing in
from those of the Russell 1000 Value         holding.                                      companies that we believe are
Index, are a reflection of our effort to                                                   significantly undervalued on an absolute
provide greater diversification and              Our largest detractors from               basis or, said another way, selling at a
lower risk than the index. This              performance were Pfizer, Novellus             significant discount to their estimated
attention to risk is one of the reasons      Systems and Interpublic Group. Pfizer         intrinsic value. The fund's philosophy
our long-term results are better than        was a new investment in 2004 and, as is       is based on two elements that we believe
our benchmarks, as shown on the chart on     often the case, the stock declined            are supported by empirical evidence:
page 4.                                      initially as we wait for the market to
                                             recognize the long-term valuation             o We believe companies have a measurable
CURRENT PERIOD ANALYSIS                      opportunity we see in the world's             intrinsic value that is based on future
                                             largest drug company. Pfizer faces            cash flows generated by the business.
The domestic economy continued to            several challenges including patent           Importantly, this estimated intrinsic
recover throughout the fiscal year, with     expirations, generic substitution,            value is independent of the company's
the broader markets responding favorably     diminished pricing power and, more            stock price.
during the period. Higher commodity          recently, declining demand for its Cox-2
prices, a more restrictive monetary          anti-inflammatory drugs, Celebrex and         o In our opinion, market prices are more
policy and concerns about the                Bextra. We believe these challenges may       volatile than business values, partly
sustainability of economic growth were       make it difficult for Pfizer to grow          because investors regularly overreact to
key issues during the period.                earnings in the near term. But we see a       negative news.
                                             long-term opportunity as we believe
With the price of oil rising as much as      these and                                     We believe a diversified portfolio with
75% at its peak during the period, it                                                      greater estimated intrinsic value
came as no surprise that energy was the                                                    content versus the market provides the
market's best performing sector for the                                                    opportunity for attractive long-term
year. Oil service and equipment                                                            investment results.
providers Transocean and

    Since our application of this            believe their composition has been more       that market price will ever reflect our
strategy is highly disciplined and           risky than our historical portfolios,         estimate of portfolio intrinsic value,
relatively unique, it is important to        largely because of lower value content        as managers we believe this provides the
understand the benefits and limitations      and greater concentration in certain          best indicator of achieving the fund's
of our process.                              sectors such as the S&P 500 Index's           objective of long-term growth of
                                             focus on information technology or the        capital.
    First, the goal of our investment        Russell 1000 Value Index's concentration
strategy is to preserve your capital         in financials and energy.                     IN CLOSING
while growing it at above-market rates
over the long term.                              Since Bret Stanley, the fund's lead       Market-relative results during this
                                             manager, began managing the fund, we          period were mixed, but normal market
    Second, we have little portfolio         have substantially outperformed our           volatility predominates in the short
commonality with popular benchmarks and      benchmarks. This was achieved with            term. In fact, history has shown the
most of our peers. Commonality measures      careful stock selection and portfolio         typical mutual fund manager
the similarity of holdings between two       construction. Only 15%-20% of the fund's      underperforms 50% of the time and top-
portfolios using the lowest common           investments are common to the S&P 500         performing managers underperform about
percentage method. This method compares      Index and the Russell 1000 Value Index.       40% of the time on the road to long-term
each security's percentage of total net      This low commonality resulted in              outperformance. We have underperformed
assets in both portfolios and adds the       significant long-term outperformance          less than a third of the time, including
lower percentages of the two portfolios      with lower market correlation, but is         the results of this year.
to determine commonality.                    too low to expect fund results to be
                                             consistently in line with the market in           Over longer periods, we have
    Third, we believe this strategy          the short run. This creates a                 demonstrated the potential to turn
creates the potential for the fund to        diversification benefit but also              market volatility and investor
outperform over the long-term but            suggests more variability in short-term       overreaction into capital appreciation.
realize that short-term results may lag      results versus the market averages.           We have achieved these results by
the market.                                                                                putting shareholder interests first and
                                             PORTFOLIO ASSESSMENT                          investing like owners. As managers and
    Our process is absolute in nature,                                                     shareholders, we know a long-term
which means that investment decisions        At this point in the economic recovery,       investment horizon and attractive
are predicated on a company's estimated      the extremes created in the recent bear       portfolio intrinsic value content are
intrinsic value, not a target price          market have largely been erased and           critical to creating wealth. We
dependent on stock market valuation          valuation opportunities were more             continued to work hard on your behalf to
levels. We believe this is one of the        balanced across sectors and market            protect and grow the fund's estimated
key reasons for our strong long-term         capitalizations. While investments            portfolio intrinsic value. Thank you for
results but has important differences        during the period on balance reduced the      your investment and for sharing our
compared to relative performance             portfolio's leverage to an economic           long-term horizon.
objectives. Funds with relative              recovery, we believe the fund remained
performance objectives do not emphasize      positioned to benefit from continued          THE VIEWS AND OPINIONS EXPRESSED IN
capital preservation to the same degree      economic growth. This was evidenced by        MANAGEMENT'S DISCUSSION OF FUND
AND THEIR performance results are            about 60% of the portfolio being              PERFORMANCE ARE THOSE OF A I M ADVISORS,
commonly more closely tied to market         invested in cyclical companies in             INC. THESE VIEWS AND OPINIONS ARE
benchmarks.                                  sectors such as financials, information       SUBJECT TO CHANGE AT ANY TIME BASED ON
                                             technology, consumer discretionary and        FACTORS SUCH AS MARKET AND ECONOMIC
    We emphasize capital preservation by     industrials. This cyclical exposure was       CONDITIONS. THESE VIEWS AND OPINIONS MAY
requiring a large cushion between market     generally in line with benchmarks and         NOT BE RELIED UPON AS INVESTMENT ADVICE
price and estimated intrinsic value.         peers.                                        OR RECOMMENDATIONS, OR AS AN OFFER FOR A
Although a large cushion between market                                                    PARTICULAR SECURITY. THE INFORMATION IS
price and estimated intrinsic value does         When assessing our potential to grow      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
not guarantee the portfolio won't            your capital, we believe the single most      OF ANY MARKET, COUNTRY, INDUSTRY,
experience a decline in market price, we     important measure of AIM Basic Value          SECURITY OR THE FUND. STATEMENTS OF FACT
believe it lessens the probability of a      Fund is not our historical investment         ARE FROM SOURCES CONSIDERED RELIABLE,
permanent loss of capital. When market       results or popular statistical measures,      BUT A I M ADVISORS, INC. MAKES NO
price exceeds estimated intrinsic value,     but rather the portfolio's estimated          REPRESENTATION OR WARRANTY AS TO THEIR
we believe that the absence of portfolio     intrinsic value. Since we estimate the        COMPLETENESS OR ACCURACY. ALTHOUGH
value content places capital at risk of      intrinsic value of each holding in the        HISTORICAL PERFORMANCE IS NO GUARANTEE
permanent loss, as was the case with         portfolio, we can also estimate the           OF FUTURE RESULTS, THESE INSIGHTS MAY
many technology stocks in 1999-2000.         intrinsic value of the entire fund. The       HELP YOU UNDERSTAND OUR INVESTMENT
                                             difference between market price and           MANAGEMENT PHILOSOPHY.
    It is our requirement for a large        estimated intrinsic value is about
margin between market price and our          average compared to the fund's history              See important fund and index
estimated intrinsic value that has           over the past several years. However, we           disclosures inside front cover.
resulted in little portfolio commonality     believe this estimated intrinsic value
with market indexes.                         content it is significantly greater than
                                             what is available in the market. While
    We believe popular benchmarks are        there is no assurance
not optimally constructed to preserve
capital and create wealth, even if they
are difficult to beat in certain market
environments. In short, we

YOUR FUND'S LONG-TERM PERFORMANCE

====================================================================================================================================
Past performance cannot guarantee            RESULTS OF A $10,000 INVESTMENT
comparable future results.                   10/18/95-12/31/04 Index results from 10/31/95

    Your fund's total return includes
reinvested distributions, applicable
sales charges, fund expenses and                                               [MOUNTAIN CHART]
management fees. Results for Class B
shares are calculated as if a                                                                                            LIPPER
hypothetical shareholder had liquidated                     AIM BASIC      AIM BASIC                     RUSSELL       LARGE-CAP
his entire investment in the fund at the                   VALUE FUND     VALUE FUND                      1000           VALUE
close of the reporting period and paid                      CLASS A        CLASS B        S&P 500         VALUE          FUND
the applicable contingent deferred sales       DATE          SHARES         SHARES         INDEX          INDEX          INDEX
charges. Index results include               10/18/95         $ 9450         $10000
reinvested dividends, but they do not           10/95           9466          10009         $10000         $10000         $10000
reflect sales charges. Performance of an        12/95          10550          11156          10640          10771          10603
index of funds reflects fund expenses            3/96          11095          11707          11211          11380          11171
and management fees; performance of a            6/96          11888          12528          11713          11576          11539
market index does not. Performance shown         9/96          12021          12640          12075          11913          11932
in the chart does not reflect deduction         12/96          12144          12754          13081          13101          12836
of taxes a shareholder would pay on fund         3/97          12336          12938          13432          13437          13073
distributions or sale of fund shares.            6/97          13860          14509          15775          15418          15044
Performance of the indexes does not              9/97          15625          16334          16957          16954          16278
reflect the effects of taxes.                   12/97          15451          16127          17443          17711          16491
                                                 3/98          16857          17573          19875          19776          18383
    In evaluating this chart, please             6/98          16453          17120          20535          19864          18596
note that the chart uses a logarithmic           9/98          14374          14934          18497          17563          16538
scale along the vertical axis (the value        12/98          16531          17150          22432          20479          19499
scale). This means that each scale               3/99          17116          17728          23549          20772          19957
increment always represents the same             6/99          20726          21420          25206          23115          21688
percent change in price; in a linear             9/99          18729          19328          23636          20851          19923
chart each scale increment always               12/99          21828          22487          27150          21984          21601
represents the same absolute change in           3/00          22836          23493          27772          22089          21632
price. In this example, the scale                6/00          22507          23117          27034          21054          21171
increment between $5,000 and $10,000 is          9/00          24915          25548          26772          22709          21943
the same as that between $10,000 and            12/00          26249          26876          24679          23526          22023
$20,000. In a linear chart, the latter           3/01          25842          26420          21755          22148          20315
scale increment would be twice as large.         6/01          27976          28557          23027          23230          21218
The benefit of using a logarithmic scale         9/01          23127          23571          19649          20686          18519
is that it better illustrates                   12/01          26283          26726          21748          22211          20135
performance during before reinvested             3/02          27469          27896          21808          23120          20521
distributions and compounding create the         6/02          23664          23995          18888          21150          18301
potential for the original investment to         9/02          18739          18958          15627          17180          14887
grow to very large numbers. Had the             12/02          20211          20411          16943          18763          16173
chart used a linear scale along its              3/03          18934          19092          16410          17850          15383
vertical axis, you would not be able to          6/03          22910          23065          18935          20934          17911
see as clearly the movements in the              9/03          23883          24011          19436          21366          18260
value of the fund and the indexes during        12/03          27039          27134          21801          24398          20701
the fund's early years. We use a                 3/04          27909          27952          22170          25137          21201
logarithmic scale in financial reports           6/04          28447          28439          22551          25358          21423
of funds that have more than five years          9/04          27025          26972          22129          25749          21308
of performance history.                         12/04         $29957         $30118         $24171         $28422         $23184

                                                                                                            SOURCE: LIPPER, INC.
                                             ========================================
                                             AVERAGE ANNUAL TOTAL RETURNS                  month-end performance. Performance
                                             As of 12/31/04, including applicable          figures reflect reinvested
                                             sales charges                                 distributions, changes in net asset
                                                                                           value and the effect of the maximum
                                             CLASS A SHARES                                sales charge unless otherwise stated.
                                             Inception (10/18/95)               12.66%     Investment return and principal value
                                              5 Years                            5.34      will fluctuate so that you may have a
                                              1 Year                             4.78      gain or loss when you sell shares.

                                             CLASS B SHARES                                    Class A share performance reflects
                                             Inception (10/18/95)              12.73%      the maximum 5.50% sales charge, and
                                              5 Years                           5.53       Class B and Class C share performance
                                              1 Year                            5.14       reflects the applicable contingent
                                                                                           deferred sales charge (CDSC) for the
                                             CLASS C SHARES                                period involved. The CDSC on Class B
                                             Inception (5/3/99)                 7.05%      shares declines from 5% beginning at the
                                              5 Years                           5.85       time of purchase to 0% at the beginning
                                              1 Year                            9.15       of the seventh year. The CDSC on Class C
                                                                                           shares is 1% for the first year after
                                             CLASS R SHARES                                purchase. Class R shares do not have a
                                             Inception                         13.19%      front-end sales charge; returns shown
                                              5 Years                           6.37       are at net asset value and do not
                                              1 Year                           10.70       reflect a 0.75% CDSC that may be imposed
                                                                                           on a total redemption of retirement plan
                                             ========================================      assets within the first year. The
                                                                                           performance of the fund's share classes
                                             Class R shares' inception date is             will differ due to different sales
                                             6/3/02. Returns since that date are           charge structures and class expenses.
                                             historical returns. All other returns
                                             are blended returns of historical Class
                                             R share performance and restated Class A
                                             share performance (for periods prior to
                                             the inception date of Class R shares) at
                                             net asset value, adjusted to reflect the
                                             higher Rule 12b-1 fees applicable to
                                             Class R shares.

                                                 The performance data quoted
                                             represent past performance and cannot
                                             guarantee comparable future results;
                                             current performance may be lower or
                                             higher. Please visit AIMinvestments.com
                                             for the most recent

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,        costs of investing in the fund and other
                                             to estimate the expenses that you paid        funds. To do so, compare this 5%
As a shareholder of the fund, you incur      over the period. Simply divide your           hypothetical example with the 5%
two types of costs: (1) transaction          account value by $1,000 (for example, an      hypothetical examples that appear in the
costs, which may include sales charges       $8,600 account value divided by $1,000 =      shareholder reports of the other funds.
(loads) on purchase payments; contingent     8.6), then multiply the result by the
deferred sales charges on redemptions;       number in the table under the heading             Please note that the expenses shown
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During         in the table are meant to highlight your
ongoing costs, including management          Period" to estimate the expenses you          ongoing costs only and do not reflect
fees; distribution and/or service fees       paid on your account during this period.      any transactional costs, such as sales
(12b-1); and other fund expenses. This                                                     charges (loads) on purchase payments,
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                      contingent deferred sales charges on
understand your ongoing costs (in            COMPARISON PURPOSES                           redemptions, and redemption fees, if
dollars) of investing in the fund and to                                                   any. Therefore, the hypothetical
compare these costs with ongoing costs       The table below also provides                 information is useful in comparing
of investing in other mutual funds. The      information about hypothetical account        ongoing costs only, and will not help
example is based on an investment of         values and hypothetical expenses based        you determine the relative total costs
$1,000 invested at the beginning of the      on the fund's actual expense ratio and        of owning different funds. In addition,
period and held for the entire period,       an assumed rate of return of 5% per year      if these transactional costs were
July 1, 2004 - December 31, 2004.            before expenses, which is not the fund's      included, your costs would have been
                                             actual return. The hypothetical account       higher.
ACTUAL EXPENSES                              values and expenses may not be used to
                                             estimate the actual ending account
The table below provides information         balance or expenses you paid for the
about actual account values and actual       period. You may use this information to
expenses. You may use the information in     compare the ongoing
this table,

====================================================================================================================================
                                                       ACTUAL                                HYPOTHETICAL
                                                                                  (5% ANNUAL RETURN BEFORE EXPENSES)

              BEGINNING ACCOUNT      ENDING ACCOUNT               EXPENSES        ENDING ACCOUNT           EXPENSES
SHARE              VALUE                 VALUE                  PAID DURING            VALUE              PAID DURING
CLASS             (7/1/04)            (12/31/04)(1)              PERIOD(2,3)        (12/31/04)            PERIOD(2,4)
  A             $1,000.00              $1,054.00                   $ 6.66            $1,018.65               $6.55
  B              1,000.00               1,050.80                    10.00             1,015.38                9.83
  C              1,000.00               1,050.40                    10.00             1,015.38                9.83
  R              1,000.00               1,053.20                     7.43             1,017.90                7.30

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 5.40%, 5.08%, 5.04% and 5.32% for Class A, B, C and R shares, respectively.

(2) Expenses are equal to the fund's annualized expense ratio (1.29%, 1.94%, 1.94% and 1.44% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Effective on January 1, 2005, the advisor contractually agreed to waive a portion of its advisory fees. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 1.24%, 1.89%, 1.89%
and 1.39% for Class A, B, C and R shares, respectively.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.40, $9.74, $9.74 and $7.17 for Class A, B, C and R shares, respectively.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.29, $9.58, $9.58 and $7.05 for Class A, B, C and R shares, respectively.
====================================================================================================================================

                                         [ARROW       For More Information Visit
                                         BUTTON       AIMinvestments.com
                                         IMAGE]

========================================     ========================================
TOP 10 EQUITY HOLDINGS*                      TOP 10 INDUSTRIES*                                            BRET W. STANLEY,
                                                                                           [STANLEY        Chartered Financial
 1. Tyco International Ltd.(Bermuda) 4.3%     1. Pharmaceuticals                  7.7%      PHOTO]         Analyst, senior
                                                                                                           portfolio manager, is
 2. Cardinal Health, Inc.            4.1      2. Health Care Distributors         6.2                      lead manager of AIM
                                                                                                           Basic Value Fund and the
 3. Computer Associates                       3. Other Diversified Financial                               head of AIM's Value
    International, Inc.              3.8         Services                         6.1                      Investment Management
                                                                                           Unit. Prior to joining AIM in 1998, Mr.
 4. Sanofi-Aventis (France)          3.5      4. Thrifts & Mortgage Finance       5.7      Stanley served as a vice president and
                                                                                           portfolio manager and managed growth and
 5. JPMorgan Chase & Co.             3.3      5. Advertising                      5.1      income, equity income and value
                                                                                           portfolios. He began his investment
 6. Fannie Mae                       3.3      6. Building Products                4.6      career in 1988. Mr. Stanley received a
                                                                                           B.B.A. in finance from The University of
 7. First Data Corp.                 3.1      7. Data Processing & Outsourced              Texas at Austin and an M.S. in finance
                                                 Services                         4.6      from the University of Houston.
 8. UnitedHealth Group Inc.          3.0
                                              8. Investment Banking & Brokerage   4.5                      R. CANON COLEMAN II,
 9. Waste Management, Inc.           2.9                                                                   Chartered Financial
                                              9. Industrial Conglomerates         4.3                      Analyst, portfolio
10. Omnicom Group Inc.               2.8                                                   [COLEMAN        manager, is manager of
========================================     10. Diversified Commercial Services  4.2        PHOTO]        AIM Basic Value Fund. He
                                                                                                           joined AMVESCAP in 1999
PORTFOLIO COMPOSITION                                                                                      in its corporate
                                             The fund's holdings are subject to                            associate rotation
By Sector                                    change, and there is no assurance that        program, working with fund managers
                                             the fund will continue to hold any            throughout AMVESCAP before joining AIM
               [PIE CHART]                   particular security.                          in 2000. He previously worked as a CPA.
                                                                                           Mr. Coleman earned a B.S. and an M.S. in
Consumer Discretionary             14.8%     *Excluding money market fund holdings.        accounting from the University of
Information Technology             10.5%                                                   Florida. He also has an M.B.A. from The
Energy                              7.2%     ========================================      Wharton School at the University of
Consumer Staples                    2.9%                                                   Pennsylvania.
Money Market Funds Plus
Other Assets Less Liabilities       1.8%                                                                   MATTHEW W. SEINSHEIMER,
Financials                         22.7%                                                   [SEINSHEIMER    Chartered Financial
Health Care                        21.6%                                                      PHOTO]       Analyst, senior
Industrials                        18.5%                                                                   portfolio manager, is
                                                                                                           manager of AIM Basic
========================================                                                                   Value Fund. He began his
                                                                                                           investment career in
TOTAL NET ASSETS           $7.3 BILLION                                                    1992 as a fixed-income trader. He later
                                                                                           served as a portfolio manager on both
TOTAL NUMBER OF HOLDINGS*            46                                                    fixed income and equity portfolios. Mr.
                                                                                           Seinsheimer joined AIM as a senior
========================================                                                   analyst in 1998 and assumed his current
                                                                                           responsibilities in 2000. He received a
                                                                                           B.B.A. from Southern Methodist
                                                                                           University and an M.B.A. from The
                                                                                           University of Texas at Austin.

                                                                                                           MICHAEL J. SIMON,
                                                                                                           Chartered Financial
                                                                                            [SIMON         Analyst, senior
                                                                                            PHOTO]         portfolio manager, is
                                                                                                           manager of AIM Basic
                                                                                                           Value Fund. He joined
                                                                                                           AIM in 2001. Prior to
                                                                                                           joining AIM, Mr. Simon
                                                                                           worked as a vice president, equity
                                                                                           analyst and portfolio manager. Mr.
                                                                                           Simon, who began his investment career
                                                                                           in 1989, received a B.B.A. in finance
                                                                                           from Texas Christian University and an
                                                                                           M.B.A. from the University of Chicago.
                                                                                           Mr. Simon has served as Occasional
                                                                                           Faculty in the Finance and Decision
                                                                                           Sciences Department of Texas Christian
                                                                                           University's M.J. Neeley School of
                                                                                           Business.

                                                                                           Assisted by the Basic Value Team

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/04


AIM BASIC VALUE FUND


                                       ====================================
INSTITUTIONAL CLASS SHARES             AVERAGE ANNUAL TOTAL RETURNS              Please note that past performance
                                       For periods ended 12/31/04                is not indicative of future
The following information has been     Inception (3/15/02)           3.88%       results. More recent returns may be
prepared to provide Institutional      1 Year                       11.50        more or less than those shown. All
Class shareholders with a                                                        returns assume reinvestment of
performance overview specific to       ====================================      distributions at net asset value.
their holdings. Institutional Class                                              Investment return and principal
shares are offered exclusively to      Institutional Class shares have no        value will fluctuate so your
institutional investors, including     sales charge; therefore,                  shares, when redeemed, may be worth
defined contribution plans that        performance is at net asset value.        more or less than their original
meet certain criteria.                 Performance of Institutional Class        cost. See full report for
                                       shares will differ from performance       information on comparative
                                       of other share classes due to             benchmarks. Please consult your
                                       differing sales charges and class         fund prospectus for more
                                       expenses.                                 information. For the most current
                                                                                 month-end performance, please call
                                                                                 800-451-4246 or visit
                                                                                 AIMinvestments.com.


                                   Over for information on your fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMInvestments.com      BVA-INS-1 12/04     [YOUR GOALS. OUR SOLUTIONS.]     [AIM INVESTMENTS LOGO APPEARS HERE]
                                             --Registered Trademark--            --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                ACTUAL EXPENSES                           account values and expenses may
                                                                                 not be used to estimate the actual
As a shareholder of the fund, you      The table below provides                  ending account balance or expenses
incur two types of costs: (1)          information about actual account          you paid for the period. You may
transaction costs, which may           values and actual expenses. You may       use this information to compare the
include sales charges (loads) on       use the information in this table,        ongoing costs of investing in the
purchase payments; contingent          together with the amount you              fund and other funds. To do so,
deferred sales charges on              invested, to estimate the expenses        compare this 5% hypothetical
redemptions; and redemption fees,      that you paid over the period.            example with the 5% hypothetical
if any; and (2) ongoing costs,         Simply divide your account value by       examples that appear in the
including management fees;             $1,000 (for example, an $8,600            shareholder reports of the other
distribution and/or service fees       account value divided by $1,000 =         funds.
(12b-1); and other fund expenses.      8.6), then multiply the result by
This example is intended to help       the number in the table under the            Please note that the expenses
you understand your ongoing costs      heading entitled "Actual Expenses         shown in the table are meant to
(in dollars) of investing in the       Paid During Period" to estimate the       highlight your ongoing costs only
fund and to compare these costs        expenses you paid on your account         and do not reflect any
with ongoing costs of investing in     during this period.                       transactional costs, such as sales
other mutual funds. The example is                                               charges (loads) on purchase
based on an investment of $1,000       HYPOTHETICAL EXAMPLE FOR COMPARISON       payments, contingent deferred sales
invested at the beginning of the       PURPOSES                                  charges on redemptions, and
period and held for the entire                                                   redemption fees, if any. Therefore,
period, July 1, 2004-December 31,      The table below also provides             the hypothetical information is
2004.                                  information about hypothetical            useful in comparing ongoing costs
                                       account values and hypothetical           only, and will not help you
                                       expenses based on the fund's actual       determine the relative total costs
                                       expense ratio and an assumed rate         of owning different funds. In
                                       of return of 5% per year before           addition, if these transactional
                                       expenses, which is not the fund's         costs were included, your costs
                                       actual return. The hypothetical           would have been higher.



====================================================================================================================================
                                                    ACTUAL                         HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING ACCOUNT       ENDING ACCOUNT        EXPENSES        ENDING ACCOUNT       EXPENSES
                              VALUE                 VALUE           PAID DURING           VALUE           PAID DURING
                           (07/01/04)            (12/31/04)(1)       PERIOD(2,3)        (12/31/04)        PERIOD(2,4)
Institutional Class        $1,000.00              $1,057.10            $3.67            $1,021.57            $3.61

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 5.71% for the Institutional Class.

(2) Expenses are equal to the fund's annualized expense ratio, 0.71% for the Institutional Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Effective on January 1, 2005, the advisor contractually agreed to waive a portion of its advisory fees. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.66% for the Institutional Class.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.41 for the Institutional Class.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.35 for the Institutional Class.
====================================================================================================================================



AIMinvestments.com     BVA-INS-1  12/04

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2004


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.19%

ADVERTISING-5.07%

Interpublic Group of Cos., Inc. (The)(a)(b)    12,182,700   $  163,248,180
--------------------------------------------------------------------------
Omnicom Group Inc.(b)                           2,440,000      205,740,800
==========================================================================
                                                               368,988,980
==========================================================================

AEROSPACE & DEFENSE-1.24%

Honeywell International Inc.                    2,541,300       89,987,433
==========================================================================

APPAREL RETAIL-1.96%

Gap, Inc. (The)(b)                              6,767,300      142,925,376
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.49%

Bank of New York Co., Inc. (The)                5,425,000      181,303,500
==========================================================================

BUILDING PRODUCTS-4.61%

American Standard Cos. Inc.(a)                  4,082,000      168,668,240
--------------------------------------------------------------------------
Masco Corp.                                     4,568,800      166,898,264
==========================================================================
                                                               335,566,504
==========================================================================

COMMUNICATIONS EQUIPMENT-0.98%

Motorola, Inc.                                  4,142,000       71,242,400
==========================================================================

CONSUMER ELECTRONICS-1.26%

Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                 3,453,098       91,507,097
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.59%

Ceridian Corp.(a)(b)                            6,071,300      110,983,364
--------------------------------------------------------------------------
First Data Corp.                                5,241,000      222,952,140
==========================================================================
                                                               333,935,504
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.18%

Cendant Corp.                                   7,855,000      183,649,900
--------------------------------------------------------------------------
H&R Block, Inc.(b)                              2,465,400      120,804,600
==========================================================================
                                                               304,454,500
==========================================================================

ENVIRONMENTAL SERVICES-2.87%

Waste Management, Inc.                          6,982,167      209,046,080
==========================================================================

FOOD RETAIL-2.85%

Kroger Co. (The)(a)                             7,766,400      136,222,656
--------------------------------------------------------------------------
Safeway Inc.(a)(b)                              3,605,000       71,162,700
==========================================================================
                                                               207,385,356
==========================================================================

GENERAL MERCHANDISE STORES-2.26%

Target Corp.(b)                                 3,164,300      164,322,099
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


HEALTH CARE DISTRIBUTORS-6.20%

Cardinal Health, Inc.                           5,134,000   $  298,542,100
--------------------------------------------------------------------------
McKesson Corp.                                  4,856,900      152,798,074
==========================================================================
                                                               451,340,174
==========================================================================

HEALTH CARE EQUIPMENT-2.24%

Waters Corp.(a)                                 3,492,100      163,395,359
==========================================================================

HEALTH CARE FACILITIES-1.67%

HCA, Inc.(b)                                    3,039,000      121,438,440
==========================================================================

HEALTH CARE SERVICES-0.83%

IMS Health Inc.(b)                              2,595,400       60,239,234
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.25%

Starwood Hotels & Resorts Worldwide, Inc.(b)    1,555,800       90,858,720
==========================================================================

INDUSTRIAL CONGLOMERATES-4.29%

Tyco International Ltd. (Bermuda)(b)            8,746,000      312,582,040
==========================================================================

INDUSTRIAL MACHINERY-1.25%

Parker Hannifin Corp.                           1,199,200       90,827,408
==========================================================================

INVESTMENT BANKING & BROKERAGE-4.51%

Merrill Lynch & Co., Inc.(b)                    2,657,000      158,808,890
--------------------------------------------------------------------------
Morgan Stanley                                  3,056,900      169,719,088
==========================================================================
                                                               328,527,978
==========================================================================

LEISURE PRODUCTS-0.57%

Mattel, Inc.(b)                                 2,126,460       41,444,705
==========================================================================

MANAGED HEALTH CARE-2.95%

UnitedHealth Group Inc.                         2,444,400      215,180,532
==========================================================================

MOVIES & ENTERTAINMENT-2.46%

Walt Disney Co. (The)(b)                        6,435,000      178,893,000
==========================================================================

MULTI-LINE INSURANCE-1.80%

Genworth Financial Inc.-Class A                 4,864,400      131,338,800
==========================================================================

OIL & GAS DRILLING-3.58%

ENSCO International Inc.                        2,555,700       81,117,918
--------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)             4,241,698      179,805,578
==========================================================================
                                                               260,923,496
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.66%

Halliburton Co.(b)                              4,350,000      170,694,000
--------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)     1,867,300       95,792,490
==========================================================================
                                                               266,486,490
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-6.05%

Citigroup Inc.                                  4,119,597   $  198,482,184
--------------------------------------------------------------------------
JPMorgan Chase & Co.                            6,213,360      242,383,174
==========================================================================
                                                               440,865,358
==========================================================================

PHARMACEUTICALS-7.71%

Pfizer Inc.                                     6,100,300      164,037,067
--------------------------------------------------------------------------
Sanofi-Aventis (France)(c)                      3,173,760      253,233,263
--------------------------------------------------------------------------
Wyeth                                           3,375,000      143,741,250
==========================================================================
                                                               561,011,580
==========================================================================

PROPERTY & CASUALTY INSURANCE-2.17%

ACE Ltd. (Cayman Islands)                       3,692,000      157,833,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.08%

Novellus Systems, Inc.(a)(b)                    2,834,000       79,040,260
==========================================================================

SYSTEMS SOFTWARE-3.84%

Computer Associates International, Inc.(b)      8,994,900      279,381,594
==========================================================================

THRIFTS & MORTGAGE FINANCE-5.72%

Fannie Mae(b)                                   3,340,000      237,841,400
--------------------------------------------------------------------------
MGIC Investment Corp.(b)                        1,304,100       89,865,531
--------------------------------------------------------------------------
Radian Group Inc.                               1,663,856       88,583,693
==========================================================================
                                                               416,290,624
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,587,847,955)                        7,148,563,621
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


MONEY MARKET FUNDS-1.37%

Liquid Assets Portfolio-Institutional
  Class(d)                                     49,840,942   $   49,840,942
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    49,840,942       49,840,942
==========================================================================
    Total Money Market Funds (Cost
      $99,681,884)                                              99,681,884
==========================================================================
TOTAL INVESTMENTS-99.56% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,687,529,839)                                            7,248,245,505
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-8.58%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  312,297,068     312,297,068
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  312,297,069     312,297,069
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $624,594,137)                                      624,594,137
==========================================================================
TOTAL INVESTMENTS-108.14% (Cost
  $6,312,123,976)                                            7,872,839,642
==========================================================================
OTHER ASSETS LESS LIABILITIES-(8.14%)                         (592,750,524)
==========================================================================
NET ASSETS-100.00%                                          $7,280,089,118
__________________________________________________________________________
==========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2004.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at December 31, 2004 represented 3.22% of the Fund's Total Investments. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS:

Investments, at market value (cost
  $5,587,847,955)*                            $7,148,563,621
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $724,276,021)                            724,276,021
============================================================
    Total investments (cost $6,312,123,976)    7,872,839,642
____________________________________________________________
============================================================
Receivables for:
  Investments sold                                84,816,262
------------------------------------------------------------
  Fund shares sold                                58,914,960
------------------------------------------------------------
  Dividends                                        7,304,605
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               171,948
------------------------------------------------------------
Other assets                                         162,662
============================================================
    Total assets                               8,024,210,079
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           37,218,990
------------------------------------------------------------
  Fund shares reacquired                          76,719,080
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 343,762
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       624,594,137
------------------------------------------------------------
Accrued distribution fees                          3,515,416
------------------------------------------------------------
Accrued trustees' fees                                 1,126
------------------------------------------------------------
Accrued transfer agent fees                        1,324,048
------------------------------------------------------------
Accrued operating expenses                           404,402
============================================================
    Total liabilities                            744,120,961
============================================================
Net assets applicable to shares outstanding   $7,280,089,118
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,248,186,381
------------------------------------------------------------
Undistributed net investment income (loss)          (237,116)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (528,575,813)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,560,715,666
============================================================
                                               7,280,089,118
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $4,480,701,483
____________________________________________________________
============================================================
Class B                                       $1,985,689,733
____________________________________________________________
============================================================
Class C                                       $  681,233,525
____________________________________________________________
============================================================
Class R                                       $   29,245,199
____________________________________________________________
============================================================
Institutional Class                           $  103,219,178
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          138,198,676
____________________________________________________________
============================================================
Class B                                           64,854,809
____________________________________________________________
============================================================
Class C                                           22,253,568
____________________________________________________________
============================================================
Class R                                              905,941
____________________________________________________________
============================================================
Institutional Class                                3,131,586
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        32.42
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $32.42 divided by
      94.50%)                                 $        34.31
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        30.62
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        30.61
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        32.28
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        32.96
____________________________________________________________
============================================================

* At December 31, 2004, securities with an aggregate market value of $611,804,898 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,168,782)      $ 78,567,383
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  securities lending income of $355,442*)                        3,100,780
==========================================================================
  Total investment income                                       81,668,163
==========================================================================

EXPENSES:

Advisory fees                                                   45,729,287
--------------------------------------------------------------------------
Administrative services fees                                       697,597
--------------------------------------------------------------------------
Custodian fees                                                     542,246
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                       14,891,022
--------------------------------------------------------------------------
  Class B                                                       19,569,452
--------------------------------------------------------------------------
  Class C                                                        6,757,711
--------------------------------------------------------------------------
  Class R                                                          104,692
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                      16,353,257
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           1,090
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             194,751
--------------------------------------------------------------------------
Other                                                            2,695,744
==========================================================================
    Total expenses                                             107,536,849
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (1,255,226)
==========================================================================
    Net expenses                                               106,281,623
==========================================================================
Net investment income (loss)                                   (24,613,460)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        116,304,029
--------------------------------------------------------------------------
  Foreign currencies                                              (347,301)
==========================================================================
                                                               115,956,728
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        603,140,113
--------------------------------------------------------------------------
  Foreign currencies                                                    (3)
==========================================================================
                                                               603,140,110
==========================================================================
Net gain from investment securities and foreign currencies     719,096,838
==========================================================================
Net increase in net assets resulting from operations          $694,483,378
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (24,613,460)   $  (28,543,503)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           115,956,728      (185,210,653)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            603,140,110     1,755,021,436
==============================================================================================
    Net increase in net assets resulting from operations         694,483,378     1,541,267,280
==============================================================================================
Share transactions-net:
  Class A                                                        229,943,250       371,075,475
----------------------------------------------------------------------------------------------
  Class B                                                       (146,534,200)      (23,057,201)
----------------------------------------------------------------------------------------------
  Class C                                                        (49,796,419)      (12,624,445)
----------------------------------------------------------------------------------------------
  Class R                                                         14,533,591         8,800,089
----------------------------------------------------------------------------------------------
  Institutional Class                                             96,937,383           131,671
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                145,083,605       344,325,589
==============================================================================================
    Net increase in net assets                                   839,566,983     1,885,592,869
==============================================================================================

NET ASSETS:

  Beginning of year                                            6,440,522,135     4,554,929,266
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(237,116) and $(112,387), respectively)        $7,280,089,118    $6,440,522,135
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets in excess of $1.5 billion. Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of 0.695% of the first $250 million, plus 0.67% of the next $250 million, plus 0.645% of the next $500 million, plus 0.62% of the next $1.5 billion, plus 0.595% of the next $2.5 billion, plus 0.57% of the next $2.5 billion, plus 0.545% of the next $2.5 billion, plus 0.52% of the Fund's average daily net assets in excess of $10 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). Voluntary fee waivers or reimbursements may be modified or discontinued with approval by the Board of Trustees without further notice to investors. For the year ended December 31, 2004, AIM waived fees of $531,221.

    For the year ended December 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $636,198 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2004, AIM was paid $697,597 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. AISI did not reimburse fees during the period under this expense limitation. For the year ended December 31, 2004, the Fund paid AISI $16,353,257 for Class A, Class B, Class C and Class R shares and $1,090 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2004, the Class A, Class B, Class C and Class R shares paid $14,891,022, $19,569,452, $6,757,711 and
$104,692, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2004, AIM Distributors advised the Fund that it retained $868,069 in front-end sales commissions from the sale of Class A shares and $68,805, $229,699, $58,984 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                   UNREALIZED
            MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND          12/31/03         AT COST          FROM SALES       (DEPRECIATION)      12/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid
  Assets
Portfolio-
  Institutional
  Class     $103,433,320    $  522,046,572    $  (575,638,950)       $   --        $49,840,942     $1,389,388      $   --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
  Institutional
  Class     103,433,320        522,046,572       (575,638,950)           --         49,840,942      1,355,950          --
============================================================================================================================
  Subtotal  $206,866,640    $1,044,093,144    $(1,151,277,900)       $   --        $99,681,884     $2,745,338      $   --
____________________________________________________________________________________________________________________________
============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                   UNREALIZED
            MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND          12/31/03         AT COST          FROM SALES       (DEPRECIATION)      12/31/04       INCOME*      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid
  Assets
Portfolio-
  Institutional
  Class     $313,614,189    $  627,570,967    $  (628,888,088)       $   --        $312,297,068    $  179,301      $   --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
  Institutional
  Class     313,614,190        626,466,442       (627,783,563)           --        312,297,069        176,141          --
============================================================================================================================
  Subtotal  $627,228,379    $1,254,037,409    $(1,256,671,651)       $   --        $624,594,137    $  355,442      $   --
============================================================================================================================
  Total     $834,095,019    $2,298,130,553    $(2,407,949,551)       $   --        $724,276,021    $3,100,780      $   --
____________________________________________________________________________________________________________________________
============================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended December 31, 2004, the Fund engaged in purchases and sales of securities of $28,451,094 and $79,546,163, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended December 31, 2004, the Fund received credits in transfer agency fees of $87,776 and credits in custodian fees of $31 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $87,807.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2004, the Fund paid legal fees of $18,435 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2004, securities with an aggregate value of $611,804,898 were on loan to brokers. The loans were secured by cash collateral of $624,594,137 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $355,442 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS

There were no ordinary income or long-term capital gain distributions paid during the years ended December 31, 2004 and 2003.


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Unrealized appreciation -- investments                          $1,550,131,361
------------------------------------------------------------------------------
Temporary book/tax differences                                        (237,116)
------------------------------------------------------------------------------
Capital loss carryforward                                         (517,991,508)
------------------------------------------------------------------------------
Shares of beneficial interest                                    6,248,186,381
==============================================================================
Total net assets                                                $7,280,089,118
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $114,361,608 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD*
-------------------------------------------------------------------------------
December 31, 2010                                                 $320,850,425
-------------------------------------------------------------------------------
December 31, 2011                                                  197,141,083
===============================================================================
Total capital loss carryforward                                   $517,991,508
_______________________________________________________________________________
===============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2004 was $1,166,755,388 and $972,528,015, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,743,507,800
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (193,376,439)
==============================================================================
Net unrealized appreciation of investment securities            $1,550,131,361
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $6,322,708,281.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on December 31, 2004, undistributed net investment income (loss) was increased by $24,488,731, undistributed net realized gain (loss) was increased by $347,301 and shares of beneficial interest decreased by $24,836,032. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                                          2004                             2003
                                                              -----------------------------    -----------------------------
                                                                SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      45,643,967    $1,367,897,119     45,894,184    $1,127,030,777
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      11,128,015       316,220,520     14,417,383       339,056,287
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,433,952       125,791,675      5,136,210       121,231,659
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         668,236        19,850,960        406,314        10,126,744
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           3,074,246        97,385,847         12,259           310,965
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       3,531,163       106,295,761      2,640,145        65,659,146
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,727,321)     (106,295,761)    (2,769,986)      (65,659,146)
============================================================================================================================
Reacquired:
  Class A                                                     (41,338,578)   (1,244,249,630)   (34,160,186)     (821,614,448)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (12,577,796)     (356,458,959)   (13,284,365)     (296,454,342)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (6,194,731)     (175,588,094)    (5,926,753)     (133,856,104)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (177,088)       (5,317,369)       (56,598)       (1,326,655)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (14,498)         (448,464)        (7,415)         (179,294)
============================================================================================================================
                                                                4,449,567    $  145,083,605     12,301,192    $  344,325,589
____________________________________________________________________________________________________________________________
============================================================================================================================

()(a)There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 9% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                      2004               2003             2002             2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    29.24         $    21.86       $    28.44       $    28.41       $  23.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.03)             (0.06)           (0.04)(a)        (0.02)(a)       0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      3.21               7.44            (6.54)            0.06           4.74
=================================================================================================================================
    Total from investment operations                     3.18               7.38            (6.58)            0.04           4.80
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     --                 --             0.00             0.00          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --                 --             0.00            (0.01)         (0.20)
=================================================================================================================================
    Total distributions                                    --                 --             0.00            (0.01)         (0.23)
=================================================================================================================================
Net asset value, end of period                     $    32.42         $    29.24       $    21.86       $    28.44       $  28.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         10.88%             33.76%          (23.14)%           0.16%         20.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $4,480,701         $3,812,300       $2,534,964       $2,066,536       $448,668
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.29%(c)(d)        1.34%            1.33%            1.30%          1.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (0.11)%(c)         (0.28)%          (0.17)%          (0.05)%         0.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    15%                20%              30%              20%            56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $4,254,577,848.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.31% for the year ended December 31, 2004.

                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------------
                                                         2004               2003          2002             2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $    27.80         $    20.91    $    27.38       $    27.54       $  23.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.23)             (0.21)        (0.20)(a)        (0.19)(a)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         3.05               7.10         (6.27)            0.04           4.53
=================================================================================================================================
    Total from investment operations                        2.82               6.89         (6.47)           (0.15)          4.51
=================================================================================================================================
Less distributions from net realized gains                    --                 --          0.00            (0.01)         (0.20)
=================================================================================================================================
Net asset value, end of period                        $    30.62         $    27.80    $    20.91       $    27.38       $  27.54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            10.14%             32.95%       (23.63)%          (0.53)%        19.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,985,690         $1,946,590    $1,498,499       $1,538,292       $241,157
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     1.94%(c)(d)        1.99%         1.98%            1.95%          1.97%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (0.76)%(c)         (0.93)%       (0.82)%          (0.70)%        (0.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       15%                20%           30%              20%            56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,956,945,241.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.96% for the year ended December 31, 2004.

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                             2004             2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  27.79         $  20.91       $  27.38       $  27.54       $  23.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.23)           (0.21)         (0.20)(a)      (0.19)(a)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                3.05             7.09          (6.27)          0.04           4.53
=================================================================================================================================
    Total from investment operations                           2.82             6.88          (6.47)         (0.15)          4.51
=================================================================================================================================
Less distributions from net realized gains                       --               --           0.00          (0.01)         (0.20)
=================================================================================================================================
Net asset value, end of period                             $  30.61         $  27.79       $  20.91       $  27.38       $  27.54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               10.15%           32.90%        (23.63)%        (0.53)%        19.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $681,234         $667,412       $518,575       $566,627       $193,863
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        1.94%(c)(d)      1.99%          1.98%          1.95%          1.97%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.76)%(c)       (0.93)%        (0.82)%        (0.70)%        (0.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          15%              20%            30%            20%            56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $675,771,120.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.96% for the year ended December 31, 2004.

                                                                              CLASS R
                                                              ----------------------------------------
                                                                                         JUNE 3, 2002
                                                                    YEAR ENDED            (DATE SALES
                                                                   DECEMBER 31,          COMMENCED) TO
                                                              -----------------------    DECEMBER 31,
                                                               2004            2003          2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 29.16         $ 21.84       $ 27.54
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.06)          (0.06)        (0.05)(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.18            7.38         (5.65)
======================================================================================================
    Total from investment operations                             3.12            7.32         (5.70)
======================================================================================================
Net asset value, end of period                                $ 32.28         $ 29.16       $ 21.84
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                 10.70%          33.52%       (20.70)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $29,245         $12,097       $ 1,421
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                          1.44%(c)(d)     1.49%         1.54%(e)
======================================================================================================
Ratio of net investment income (loss) to average net assets     (0.26)%(c)      (0.43)%       (0.37)%(e)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(f)                                         15%             20%           30%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $20,938,399.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.46% for the year ended December 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                       MARCH 15, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                  DECEMBER 31,         COMMENCED) TO
                                                              ---------------------     DECEMBER 31,
                                                                2004          2003          2002
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  29.56       $21.95       $ 29.63
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02         0.08          0.06(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.38         7.53         (7.74)
=====================================================================================================
    Total from investment operations                              3.40         7.61         (7.68)
=====================================================================================================
Net asset value, end of period                                $  32.96       $29.56       $ 21.95
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                  11.50%       34.67%       (25.92)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $103,219       $2,123       $ 1,471
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets                           0.71%(c)(d)   0.71%        0.81%(e)
=====================================================================================================
Ratio of net investment income to average net assets              0.47%(c)     0.35%         0.35%(e)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(f)                                          15%          20%           30%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,657,696.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.73% for the year ended December 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:

(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.
*                                       *                                      *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Basic Value Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Basic Value Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
-------------------------------
PRICEWATERHOUSECOOPERS LLP

February 18, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of December 31, 2004



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998             Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                          Group Inc. (financial services holding
   President                                        company); Director and Vice Chairman,
                                                    AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a
                                                    global investment management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors,
                                                    Inc. (registered broker dealer), AIM
                                                    Investment Services, Inc., (registered
                                                    transfer agent), and Fund Management
                                                    Company (registered broker dealer); and
                                                    Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    None
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.
   President                                        (financial services holding company);
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.
                                                    (registered transfer agent), Fund
                                                    Management Company (registered broker
                                                    dealer) and INVESCO Distributors, Inc.
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President
                                                    and Chief Executive Officer, INVESCO
                                                    Funds Group, Inc.; President and Chief
                                                    Executive Officer, INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc
                                                    Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett(3) -- 1944    2001             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                                (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)
---------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003             Retired                                    None
   Trustee
                                                    Formerly: President and Chief Executive
                                                    Officer, AMC Cancer Research Center; and
                                                    Chairman and Chief Executive Officer,
                                                    First Columbia Financial Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985             Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
                                                    Formerly: Partner, law firm of Baker &
                                                    McKenzie
---------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003             Co-President and Founder, Green, Manning   None
   Trustee                                          & Bunch Ltd., (investment banking firm);
                                                    and Director, Policy Studies, Inc. and
                                                    Van Gilder Insurance Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001             Director of a number of public and         Cortland Trust, Inc. (Chairman)
   Trustee                                          private business corporations, including   (registered investment company);
                                                    the Boss Group Ltd. (private investment    Annuity and Life Re (Holdings),
                                                    and management) and Magellan Insurance     Ltd. (insurance company)
                                                    Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various
                                                    affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001             Retired                                    None
   Trustee
                                                    Formerly: Chairman, Mercantile Mortgage
                                                    Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001             Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                          Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                    company) and Texana Timber LP
                                                    (sustainable forestry company)
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of December 31, 2004





The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                    Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001               Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                            Naftalis and Frankel LLP                   investment company)
-----------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003               Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                            (California)
                                                      Formerly: Associate Justice of the
                                                      California Court of Appeals
-----------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly: Chief Executive Officer, YWCA    None
   Trustee                                            of the USA
-----------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper      None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar(4) -- 1939       2001               Executive Vice President, Development      None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-----------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley(5) -- 1959     2004               Senior Vice President, A I M Management    N/A
   Senior Vice President and                          Group Inc. (financial services holding
   Chief Compliance Officer                           company); Senior Vice President and
                                                      Chief Compliance Officer, A I M
                                                      Advisors, Inc.; Vice President and Chief
                                                      Compliance Officer, A I M Capital
                                                      Management, Inc. and A I M Distributors,
                                                      Inc.; and Vice President, AIM Investment
                                                      Services, Inc. and Fund Management
                                                      Company
                                                      Formerly: Senior Vice President and
                                                      Compliance Director, Delaware
                                                      Investments Family of Funds
-----------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003               Director, Senior Vice President,           N/A
   Senior Vice President,                             Secretary and General Counsel, A I M
   Secretary and Chief Legal                          Management Group Inc. (financial
   Officer                                            services holding company) and A I M
                                                      Advisors, Inc.; Director and Vice
                                                      President, INVESCO Distributors, Inc.;
                                                      Vice President, A I M Capital
                                                      Management, Inc., and AIM Investment
                                                      Services, Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company and Senior Vice President, A I M
                                                      Distributors, Inc.
                                                      Formerly: Senior Vice President and
                                                      General Counsel, Liberty Financial
                                                      Companies, Inc.; and Senior Vice
                                                      President and General Counsel, Liberty
                                                      Funds Group, LLC and Vice President,
                                                      A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          2002               Managing Director and Director of Money    N/A
   Vice President                                     Market Research and Special Projects,
                                                      A I M Capital Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                       Advisors, Inc.
                                                      Formerly: Senior Vice President, AIM
                                                      Investment Services, Inc.; and Vice
                                                      President, A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004               Director of Cash Management, Managing      N/A
   Vice President                                     Director and Chief Cash Management
                                                      Officer, A I M Capital Management, Inc;
                                                      Director and President, Fund Management
                                                      Company; and Vice President, A I M
                                                      Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(4) -- 1940      2002               Executive Vice President, A I M            N/A
   Vice President                                     Management Group, Inc.; Senior Vice
                                                      President, A I M Advisors, Inc., and
                                                      President, Director of Investments,
                                                      Chief Executive Officer and Chief
                                                      Investment Officer, A I M Capital
                                                      Management, Inc. (See footnote (4)
                                                      below.)
                                                      Formerly: Director of A I M Advisors,
                                                      Inc. and A I M Management Group Inc.,
                                                      A I M Advisors, Inc.; and Director and
                                                      Chairman, A I M Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

(4) Mr. Sklar and Mr. Larsen retired effective December 31, 2004.
(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, Texas
                                                                                77002-5678
COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
                              INDEPENDENT TRUSTEES
Ballard Spahr                                          AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   919 Third Avenue         Houston, TX 77210-4739   Boston, MA 02110-2801
                              New York, NY 10022-3852

      DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(6)                    AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                        AIM Money Market Fund
AIM Core Stock Fund(1)                       AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund                AIM Total Return Bond Fund
AIM Diversified Dividend Fund                AIM International Small Company Fund(7)      Premier U.S. Government Money Portfolio(1)
AIM Dynamics Fund(1)                         AIM Trimark Fund
AIM Emerging Growth Fund                                                                  TAX-FREE
AIM Large Cap Basic Value Fund                             SECTOR EQUITY
AIM Large Cap Growth Fund                                                                 AIM High Income Municipal Fund
AIM Libra Fund                               AIM Advantage Health Sciences Fund(1)        AIM Municipal Bond Fund
AIM Mid Cap Basic Value Fund                 AIM Energy Fund(1)                           AIM Tax-Exempt Cash Fund
AIM Mid Cap Core Equity Fund(2)              AIM Financial Services Fund(1)               AIM Tax-Free Intermediate Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund
AIM Mid Cap Stock Fund(1)                    AIM Gold & Precious Metals Fund(1)               AIM ALLOCATION SOLUTIONS
AIM Opportunities I Fund                     AIM Health Sciences Fund(1)
AIM Opportunities II Fund                    AIM Leisure Fund(1)                          AIM Aggressive Allocation Fund
AIM Opportunities III Fund                   AIM Multi-Sector Fund(1)                     AIM Conservative Allocation Fund
AIM Premier Equity Fund                      AIM Real Estate Fund                         AIM Moderate Allocation Fund
AIM S&P 500 Index Fund(1)                    AIM Technology Fund(1)
AIM Select Equity Fund                       AIM Utilities Fund(1)
AIM Small Cap Equity Fund(3)
AIM Small Cap Growth Fund(4)
AIM Small Company Growth Fund(1)             ================================================================================
AIM Total Return Fund*(1)                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Trimark Endeavor Fund                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Small Companies Fund             FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.
AIM Weingarten Fund                          ================================================================================

* Domestic equity and income fund

(1)The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2)As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3)Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.
(5)AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6)Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7)Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. The fund will close to new investors when net assets reach $500 million.

    If used after April 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.

AIMinvestments.com                   BVA-AR-1           A I M Distributors, Inc.


                         [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore    Cash             [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products    Management            --Registered Trademark--
                               Plans    Accounts
--------------------------------------------------------------------------

                                                AIM CONSERVATIVE ALLOCATION FUND
                               Annual Report to Shareholders o December 31, 2004


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

====================================================================================================================================
AIM CONSERVATIVE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A LOWER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of 12/31/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          PRINCIPAL RISKS OF INVESTING IN THE             o The unmanaged MSCI Europe,
                                             UNDERLYING FUNDS                                Australasia and the Far East Index
o Class B shares are not available as an                                                     (the MSCI EAFE--Registered Trademark--
investment for retirement plans              o Investing in a mutual fund that               Index) is a group of foreign securities
maintained pursuant to Section 401 of        invests in international securities             tracked by Morgan Stanley Capital
the Internal Revenue Code, including         presents certain risks not associated           International.
401(k) plans, money purchase pension         with investing solely in the United
plans and profit sharing plans, except       States. These include risks relating to         o The unmanaged Lehman U.S. Aggregate
for plans that have existing accounts        fluctuations in the value of the U.S.           Bond Index, which represents the U.S.
invested in Class B shares.                  dollar relative to the values of other          investment-grade fixed-rate bond
                                             currencies, the custody arrangements            market (including government and
o Class R shares are available only to       made for the fund's foreign holdings,           corporate securities, mortgage
certain retirement plans. Please see the     differences in accounting, political            pass-through securities and
prospectus for more information.             risks and the lesser degree of public           asset-backed securities), is compiled
                                             information required to be provided by          by Lehman Brothers.
PRINCIPAL RISKS OF INVESTING IN THE FUND     non-U.S. companies.
                                                                                             o The unmanaged Lehman 1-3 Year
o The fund is a "fund of funds," which       o Rising interest rates will affect the         Government/Credit Index, which
means that it invests its assets in          performance of the funds' investments in        represents the performance of
other underlying mutual funds advised by     fixed-income mutual funds.                      short-term government and
A I M Advisors, Inc.                                                                         investment-grade corporate debt
                                             o Some of the underlying funds may              securities, is compiled by Lehman
o Investors will bear not just their         invest in mortgage-backed securities,           Brothers.
share of the fund's operational              which may lose value if mortgages are
expenses, but also, indirectly, the          prepaid in response to falling interest         o Lehman Brothers is a global
operating expenses of the underlying         rates.                                          investment bank.
funds.
                                             o The fund invests in securities issued      o The unmanaged Lipper Income Fund Index
o The advisor may change the fund's          or backed by the U.S. government, its        represents an average of the 30 largest
asset class allocations, the underlying      agencies or instrumentalities. They          income funds tracked by Lipper, Inc., an
funds or the target weightings in the        offer a high degree of safety and, in        independent mutual fund performance
underlying funds at its discretion.          the case of government securities, are       monitor.
                                             guaranteed as to timely payment of
o The advisor has the ability to select      principal and interest if held to            o The fund is not managed to track the
and substitute the underlying funds in       maturity. Fund shares are not insured,       performance of any particular index,
which the fund invests, and may be           and their value and yield will vary with     including the indexes defined here, and
subject to potential conflicts of            market conditions.                           consequently, the performance of the
interest in selecting underlying funds                                                    fund may deviate significantly from the
because it may receive higher fees from      ABOUT INDEXES USED IN THIS REPORT            performance of the indexes.
certain underlying funds than others.
However, as a fiduciary to the fund, the     o The unmanaged Standard & Poor's            o A direct investment cannot be made in
advisor is required to act in the fund's     Composite Index of 500 Stocks (the S&P       an index. Unless otherwise indicated,
best interest when selecting the             500--Registered Trademark-- Index) is an     index results include reinvested
underlying funds.                            index of common stocks frequently used       dividends, and they do not reflect sales
                                             as a general measure of U.S. stock           charges. Performance of an index of
o There is a risk that the advisor's         market performance.                          funds reflects fund expenses;
evaluations and assumptions regarding                                                     performance of a market index does not.
the fund's broad asset classes or the        o The blended index used in this report
underlying funds in which the fund           is composed of 22.5% Russell 3000 Index,     OTHER INFORMATION
invests may be incorrect based on actual     2.5% MSCI EAFE Index, 25% Lehman U. S.
market conditions. There can be no           Aggregate Bond Index, 40% Lehman 1-3         o The returns shown in the Management's
assurance that the underlying funds will     Year Government/ Credit Index, and 10%       Discussion of Fund Performance are based
achieve their investment objectives, and     3-Month Treasury bill.                       on net asset values calculated for
the performance of the underlying funds                                                   shareholder transactions. Generally
may be lower than that of the asset             o The unmanaged Russell                   accepted accounting principles require
class they were selected to represent.          3000--Registered Trademark-- Index        adjustments to be made to the net assets
The underlying funds may change their           is an index of common stocks that         of the fund at period end for financial
investment objectives or policies               measures performance of the largest       reporting purposes, and as such, the net
without the approval of the fund. If            3,000 U.S. companies based on market      asset values for shareholder
that were to occur, the fund might be           capitalization.                           transactions and the returns based on
forced to withdraw its investments from                                                   those net asset values may differ from
the underlying funds at a time that is                                                    the net asset values and returns
unfavorable to the fund.                                                                  reported in the Financial Highlights.

                                                                                          Continued on Page 5

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM CONSERVATIVE ALLOCATION FUND


                   DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF
                   FUNDS--Registered Trademark--:

                   NEW BOARD CHAIRMAN

                   It is our pleasure to introduce you to Bruce Crockett, the
[GRAHAM            new Chairman of the Board of Trustees of the AIM Funds. Bob
 PHOTO]            Graham has served as Chairman of the Board of Trustees of the
                   AIM Funds ever since Ted Bauer retired from that position in
ROBERT H. GRAHAM   2000. However, as you may be aware, the U.S. Securities and
                   Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a trustee who is not an
[WILLIAMSON        officer of the fund's investment advisor, serve as chairman
  PHOTO]           of the funds' Board. In addition, a similar provision was
                   included in the terms of AIM Advisors' recent settlements
MARK H. WILLIAMSON with certain regulators. Accordingly, the AIM Funds' Board recently elected Mr. Crockett, one of the 14 independent
                   trustees on the AIM Funds' Board, as Chairman. His
[CROCKETT          appointment became effective on October 4, 2004. Mr. Graham
 PHOTO]            will remain on the funds' Board, as will Mark Williamson,
                   President and Chief Executive Officer of AIM. Mr. Graham will
BRUCE L. CROCKETT  also remain Chairman of AIM Investments--Registered
                   Trademark--.

                      Mr. Crockett has been a member of the AIM Funds' Board
                   since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds' Board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

                   MARKET CONDITIONS DURING THE FISCAL YEAR

                   After nine months of slow growth, equity markets rallied late in the year to produce solid results for 2004. The S&P 500 Index was up 10.87% for the year as a whole, but that includes the 9.23% total return for the fourth quarter alone. For bonds, the turning point came earlier. Almost all of the 4.34% return produced by the Lehman U.S. Aggregate Bond Index came during the second half of the year, despite the fact that the Federal Reserve had begun raising short-term interest rates about halfway through the year. Overseas markets followed a similar pattern, with quite robust double-digit performance across the board, most of it produced during the second half of the year.

                      All in all, 2004 was a good year for American investors,
                   with the decline in the dollar over the course of the year lending a boost to returns from foreign holdings. And there were a number of solid economic numbers to report as of the end of the year:

                      o U.S. gross domestic product (GDP) rose each quarter during 2004. And respondents to the BusinessWeek magazine survey foresaw 2005 GDP growth at 3.5%, above the post-World War II average of 3.4%.

                      o The Institute for Supply Management's manufacturing and nonmanufacturing indexes--based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy--both continued to rise during December and remained in very strong territory.

                      o Thomson First Call, which tracks corporate earnings and other information for clients in financial service industries, estimated S&P 500 earnings to be up 10.5% in 2005.

                      Of course, none of this can guarantee that 2005 will be
                   another good year. Over the short term, the only sure thing about the investment markets is their unpredictability. Hence, we have always urged shareholders to keep a long-term perspective on all their investments.

                   YOUR FUND

                   The following pages present a discussion of how your fund invests, how it performed compared to pertinent benchmarks during the fiscal year and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often. Updated information on your fund is always available there, as well as general information on a variety of investing topics.

                      As always, AIM is committed to building solutions for
                   your investment goals, and we thank you for your participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

                   Sincerely,

                   /S/ ROBERT H. GRAHAM                      /S/ MARK H. WILLIAMSON

                   Robert H. Graham                          Mark H. Williamson
                   Chairman, AIM Investments                 CEO & President, AIM Investments
                   President & Vice Chairman, AIM Funds      Trustee, AIM Funds

                   January 28, 2005


                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM CONSERVATIVE ALLOCATION FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

AIM Conservative Allocation Fund's           strong emphasis on fixed-income              which represent 65% of the portfolio's
returns especially benefited from the        holdings, along with its allocation to       target allocation, and six stock funds,
strong performance of international          cash equivalents, accounted for the          which represent 25% of the portfolio's
equities and corporate bonds during the      fund's underperformance relative to its      target allocation. The portfolio also
reporting period, which ran from the         broad market index, the S&P 500 Index,       maintains a 10% allocation to cash
fund's inception on April 30, 2004,          which includes only equities. The market     equivalents.
through the end of its fiscal year on        for equities was much stronger than that
December 31, 2004. Its results, with         for bonds during the period. The same           The fund's allocations to its various
comparison indexes, are shown in the         factor is the reason the fund lagged its     underlying funds were strategically set
chart below.                                 peer group index, as the Lipper Income       at fund inception at target levels based
                                             Fund Index includes funds with a             on a multi-decade analysis of factors
========================================     substantial percentage of                    such as return, standard deviation and
                                             dividend-paying equities, in contrast to     correlation among asset classes. While
FUND VS. INDEXES                             the fund's fixed-income focus.               the fund is not actively managed and
                                                                                          does not have a portfolio manager, an
TOTAL RETURNS SINCE FUND INCEPTION,          HOW WE INVEST                                Investment Oversight Committee monitors
4/30/04-12/31/04, EXCLUDING APPLICABLE                                                    the fund on an ongoing basis. In
SALES CHARGES. IF SALES CHARGES WERE         The fund's objective is total return         addition, the underlying funds are
INCLUDED, RETURNS WOULD BE LOWER.            consistent with a lower level of risk        actively managed by the respective
                                             relative to the broad stock market. To       portfolio managers and management teams,
Class A Shares                     4.19%     accomplish this goal, we have created a      each based on the individual fund's
                                             portfolio that is diversified across         strategy and management techniques.
Class B Shares                     3.59      asset classes (stocks and bonds),
                                             investment styles (value and                    While the weightings of various funds
Class C Shares                     3.59      blend/core), regions (domestic and           in the portfolio may vary from their
                                             international) and market                    targets during the year due to market
Class R Shares                     4.05      capitalizations (mid and large).             movements, the portfolio is rebalanced
                                                                                          on an annual basis, typically during the
S&P 500 Index (Broad Market Index)10.77         The broad diversification of the          last two weeks of June, to maintain its
                                             portfolio is designed to maximize the        target asset class allocations.
Custom Index = 22.5% Russell 3000            probability that during any given
Index/2.5% MSCI EAFE Index/25% Lehman        period, the portfolio will provide           MARKET CONDITIONS AND YOUR FUND
U.S. Aggregate Bond Index/40% Lehman         exposure to some market areas that
1-3 Year Government/Credit Index/10%         perform well, while also minimizing          All of AIM Conservative Allocation
3-month Treasury bill                        volatility by limiting exposure to any       Fund's underlying funds produced
(Style-specific Index)             4.72      area of the market that may be               positive returns for the reporting
                                             underperforming. The nine underlying         period.
Lipper Income Fund Index                     funds include three bond funds,
(Peer Group Index)                 7.59                                                      The largest contributor to fund
                                                                                          results was its best-performing
SOURCE: LIPPER,INC.                                                                       fixed-income holding, AIM Total Return
                                                                                          Bond Fund, which holds the majority of
========================================                                                  its assets in corporate bonds.
                                                                                          Corporates were the best-performing
   The fund's total return was in line                                                    sector in
with that of its custom index, which
approximates the composition of the
fund's portfolio. The fund's

====================================================================================================================================

TARGET PORTFOLIO COMPOSITION

ASSET CLASS                                          FUND                                    TARGET ALLOCATION

Large Cap Value                                      AIM Large Cap Basic Value Fund                  5.0%

Large Cap Growth                                     AIM Large Cap Growth Fund                       5.0

Large Cap Blend                                      AIM Charter Fund                                5.0

Mid Cap Blend                                        AIM Trimark Endeavor Fund                       5.0

International/Global Blend                           AIM International Core Equity Fund              2.5

Sector                                               AIM Multi-Sector Fund                           2.5

Intermediate Term Investment Grade                   AIM Total Return Bond Fund                     25.0

Short Term Investment Grade                          AIM Short-Term Bond Fund                       25.0

Short Term Investment Grade                          AIM Limited Maturity Treasury Fund             15.0

Cash Equivalents Plus Other Assets Less Liabilities                                                 10.0

The fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The fund's holdings are subject to change and there is no assurance that the fund will continue to hold any particular fund.

====================================================================================================================================

the investment-grade bond category              The second-largest contribution to        IN CLOSING
during 2004. AIM Total Return Bond Fund      fund performance came from AIM Trimark
held more corporate bonds than the           Endeavor Fund, which benefited from          While AIM Conservative Allocation Fund
index, but the holdings were of lower        strong stock selection in the mid-cap        is designed for the investor with a
duration than the index, because the         segment. On the whole, mid-cap stocks        relatively low risk tolerance, its broad
fund's managers believed that corporate      outperformed small-caps during the           diversification across asset classes,
bonds, on the whole, were already fully      period, and outperformed large-caps by a     investment styles, regions and market
valued. They also believed the Federal       wide margin. This fund's management team     capitalizations is designed to improve
Reserve was likely to continue raising       seeks businesses that are attractively       investors' chances that during any given
interest rates, and positioned the fund      priced relative to their prospective         period, such a portfolio will include
for that possibility by maintaining a        earnings, cash flow and business             some market areas that will perform
shorter duration than the fund's             fundamentals.                                well, and limit exposure to any market
benchmark. Their yield curve strategy                                                     areas that may be underperforming.
remained focused primarily on short to          The fund's 2.5% target allocation to
intermediate maturities, as they             AIM International Core Equity Fund also         We remain committed to these
believed this part of the yield curve        provided a boost to fund returns.            strategies, and as always, we thank you
was likely to offer the best value by        Despite rising central bank interest         for your continued investment in AIM
achieving maximum total return without       rates, geopolitical uncertainty related      Conservative Allocation Fund.
undue interest rate risk.                    to the Middle East and sharply higher
                                             oil prices, 2004 turned out to be an         The views and opinions expressed in
   Gross domestic product remained           exceptional year for growth                  Management's Discussion of Fund
positive during the period,                  internationally. Benefiting from a           Performance are those of A I M Advisors,
demonstrating continued economic growth,     broad-based rally across market              Inc. These views and opinions are
and a fourth-quarter rally occurred          capitalizations, styles and sectors,         subject to change at any time based on
after the U.S. presidential election         international stocks outperformed U.S.       factors such as market and economic
ended. Given such a climate, equities        stocks during the period. Europe was the     conditions. These views and opinions may
outperformed fixed income investments        best-performing region, supported by         not be relied upon as investment advice
during the reporting period, on the          fiscal stability, improving labor market     or recommendations, or as an offer for a
whole. Consequently, the fund's much         flexibility and relatively higher            particular security. The information is
larger allocation to fixed income            savings rates and lower consumer debt        not a complete analysis of every aspect
investments than to equities kept its        levels. Performance in this fund was         of any market, country, industry,
total return rather modest relative to       driven primarily by the management           security or the fund. Statements of fact
funds with more equity holdings.             team's approach to stock selection,          are from sources considered reliable,
                                             which favors higher-quality, financially     but A I M Advisors, Inc. makes no
   However, within the fund's 25% target     strong companies, and these generally        representation or warranty as to their
allocation to equity funds,                  performed well during the period. In         completeness or accuracy. Although
diversification is arranged to provide       addition, currency gains in Europe           historical performance is no guarantee
broad exposure to various segments of        amplified returns for U.S.-based             of future results, these insights may
the equities market: large-cap core,         investors as the euro strengthened           help you understand our investment
large-cap value, large-cap growth,           against the dollar.                          management philosophy.
mid-cap core, international core and
even sector funds, through AIM                                                                  See important fund and index
Multi-Sector Fund.                                                                             disclosures inside front cover

=========================================    ==========================================

ACTUAL PORTFOLIO COMPOSITION                 TOTAL NET ASSETS             $44.0 MILLION
As of 12/31/04
                                             ==========================================
AIM Large Cap Basic Value Fund        5.3%

AIM Large Cap Growth Fund             5.3

AIM Charter Fund                      5.2

AIM Trimark Endeavor Fund             5.4

AIM International Core Equity Fund    2.8

AIM Multi-Sector Fund                 2.7

AIM Total Return Bond Fund           24.6

AIM Short Term Bond Fund             24.4

AIM Limited Maturity Treasury Fund   14.6

Cash Equivalents Plus Other Assets
Less Liabilities                      9.7
                                                                                                    [RIGHT ARROW GRAPHIC]
=========================================
                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                          TURN TO PAGE 5.

AIM CONSERVATIVE ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this          used to estimate your actual ending
                                             table, together with the amount you          account balance or expenses you paid for
As a shareholder of the fund, you incur      invested, to estimate the expenses that      the period. You may use this information
two types of costs: (1) transaction          you paid over the period. Simply divide      to compare the ongoing costs of
costs, which may include sales charges       your account value by $1,000 (for            investing in the fund and other funds.
(loads) on purchase payments; contingent     example, an $8,600 account value divided     To do so, compare this 5% hypothetical
deferred sales charges on redemptions;       by $1,000 = 8.6), then multiply the          example with the 5% hypothetical
and redemption fees, if any; and (2)         result by the number in the table under      examples that appear in the shareholder
ongoing costs, including distribution        the heading entitled "Actual Expenses        reports of the other funds.
and/or service fees (12b-1); and other       Paid During Period" to estimate the
fund expenses. This example is intended      expenses you paid on your account during        Please note that the expenses shown
to help you understand your ongoing          this period.                                 in the table are meant to highlight your
costs (in dollars) of investing in the                                                    ongoing costs only and do not reflect
fund and to compare these costs with         HYPOTHETICAL EXAMPLE FOR COMPARISON          any transactional costs, such as sales
ongoing costs of investing in other          PURPOSES                                     charges (loads) on purchase payments,
mutual funds. The example is based on an                                                  contingent deferred sales charges on
investment of $1,000 invested at the         The table below also provides                redemptions, and redemption fees, if
beginning of the period and held for the     information about hypothetical account       any. Therefore, the hypothetical
entire period, July 1, 2004-December 31,     values and hypothetical expenses based       information is useful in comparing
2004.                                        on the fund's actual expense ratio and       ongoing costs only, and will not help
                                             an assumed rate of return of 5% per year     you determine the relative total costs
ACTUAL EXPENSES                              before expenses, which is not the fund's     of owning different funds. In addition,
                                             actual return. The hypothetical account      if these transactional costs were
The table below provides information         values and expenses may not be               included, your costs would have been
about actual account values and actual                                                    higher.
expenses.

====================================================================================================================================

                                                     ACTUAL                              HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING ACCOUNT         ENDING ACCOUNT         EXPENSES          ENDING ACCOUNT          EXPENSES
SHARE             VALUE                   VALUE             PAID DURING             VALUE             PAID DURING
CLASS           (7/1/04)              (12/31/04)(1)          PERIOD(2)           (12/31/04)            PERIOD(2)
  A            $1,000.00                $1,031.60              $2.81              $1,022.37              $2.80
  B             1,000.00                 1,027.60               6.12               1,019.10               6.09
  C             1,000.00                 1,027.60               6.12               1,019.10               6.09
  R             1,000.00                 1,031.20               3.57               1,021.62               3.56


(1)The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses, and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 3.16%, 2.76%, 2.76% and 3.12% for Class A, B, C and R shares, respectively.

(2)Expenses are equal to the fund's annualized expense ratio (0.55%, 1.20%, 1.20% and 0.70% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

====================================================================================================================================

                                                                                          [ARROW
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AIM CONSERVATIVE ALLOCATION FUND


YOUR FUND'S PERFORMANCE SINCE INCEPTION

                                             =======================================================================================

Past performance cannot guarantee            RESULTS OF A $10,000 INVESTMENT
comparable future results.                   4/30/04-12/31/04

   Your fund's total return includes                                           [MOUNTAIN CHART]
reinvested distributions, applicable
sales charges, fund expenses and                         AIM           AIM           AIM           AIM
management fees. Results for Class B                 Conservative  Conservative  Conservative  Conservative
shares are calculated as if a                         Allocation    Allocation    Allocation    Allocation            Lipper
hypothetical shareholder had liquidated                  Fund          Fund          Fund          Fund      Blended  Income   S&P
his entire investment in the fund at the                Class A       Class B       Class C       Class R    Custom    Fund    500
close of the reporting period and paid       Date       Shares        Shares        Shares        Shares      Index   Index   Index
the applicable contingent deferred sales     4/30/04    $9450         $10000        $10000        $10000     $10000   $10000  $10000
charges. Index results include                  5/04     9469          10010         10010         10010      10018    10004   10137
reinvested dividends, but they do not           6/04     9545          10080         10080         10090      10086    10110   10334
reflect sales charges. Performance of an        7/04     9479          10000         10000         10020      10035    10035    9992
index of funds reflects fund expenses           8/04     9526          10050         10040         10071      10126    10138   10032
and management fees; performance of a           9/04     9592          10111         10111         10141      10173    10247   10141
market index does not. Performance shown       10/04     9649          10160         10160         10201      10256    10373   10296
in the chart does not reflect deduction        11/04     9733          10251         10251         10291      10342    10555   10712
of taxes a shareholder would pay on fund       12/04    $9848         $ 9859        $10259        $10405     $10472   $10759  $11077
distributions or sale of fund shares.                                                                           Source: Lipper, Inc.
Performance of the indexes does not
reflect the effects of taxes.                =======================================================================================
                                             visit AIMinvestments.com for the most        the time of purchase to 0% at the
=======================================      recent month-end performance.                beginning of the seventh year. The CDSC
                                             Performance figures reflect reinvested       on Class C shares is 1% for the first
CUMULATIVE TOTAL RETURNS                     distributions, changes in net asset          year after purchase. Class R shares do
From inception, 4/30/04-12/31/04,            value and the effect of the maximum          not have a front-end sales charge;
including applicable sales charges.          sales charge unless otherwise stated.        returns shown are at net asset value and
Returns have not been annualized.            Investment return and principal value        do not reflect a 0.75% CDSC that may be
                                             will fluctuate so that you may have a        imposed on a total redemption of
CLASS A SHARES                               gain or loss when you sell shares.           retirement plan assets within the first
Inception (04/30/04)              -1.52%                                                  year.
                                                Class A share performance reflects
CLASS B SHARES                               the maximum 5.50% sales charge, and             The performance of the fund's share
Inception (04/30/04)              -1.41%     Class B and Class C share performance        classes will differ due to different
                                             reflects the applicable contingent           sales charge structures and class
CLASS C SHARES                               deferred sales charge (CDSC) for the         expenses.
Inception (04/30/04)               2.59%     period involved. The CDSC on Class B
                                             shares declines from 5% beginning at            Had the advisor not waived fees
CLASS R SHARES                                                                            and/or reimbursed expenses, performance
Inception (04/30/04)               4.05%                                                  would have been lower.

=======================================

The performance data quoted represent
past performance and cannot guarantee
comparable future results; current
performance may be lower or higher.
Please



Continued from inside front cover

The fund files its complete schedule of      electronic request at the following          AIMinvestments.com. On the home page,
portfolio holdings with the Securities       e-mail address: publicinfo@sec.gov. The      scroll down and click on AIM Funds Proxy
and Exchange Commission ("SEC") for the      SEC file numbers for the fund are            Policy. The information is also
1st and 3rd quarters of each fiscal year     811-2699 and 2-57526. The fund's most        available on the Securities and Exchange
on Form N-Q. The fund's Form N-Q filings     recent portfolio holdings, as filed on       Commission's Web site, sec.gov.
are available on the SEC's Web site at       Form N-Q, are also available at
http://www.sec.gov. Copies of the fund's     AIMinvestments.com.                          Information regarding how the fund voted
Forms N-Q may be reviewed and copied at                                                   proxies related to its portfolio
the SEC's Public Reference Room at 450       A description of the policies and            securities during the 12 months ended
Fifth Street, N.W., Washington, D.C.         procedures that the fund uses to             6/30/04 is available at our Web site. Go
20549-0102. You can obtain information       determine how to vote proxies relating       to AIMinvestments.com, access the About
on the operation of the Public Reference     to portfolio securities is available         Us tab, click on Required Notices and
Room, including information about            without charge, upon request, from our       then click on Proxy Voting Activity.
duplicating fee charges, by calling          Client Services department at                Next, select your fund from the
1-202-942-8090 or by                         800-959-4246 or on the AIM Web site,         drop-down menu.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/04

AIM CONSERVATIVE ALLOCATION FUND

                                             =======================================

INSTITUTIONAL CLASS SHARES                   CUMULATIVE ANNUAL TOTAL RETURNS              Please note that past performance is not
                                             For period ended 12/31/04                    indicative of future results. More
The following information has been           Inception (4/30/04)                4.31%     recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     *Return has not been annualized.             reinvestment of distributions at net
specific to their holdings.                                                               asset value. Investment return and
Institutional Class shares are offered       =======================================      principal value will fluctuate so your
exclusively to institutional investors,                                                   shares, when redeemed, may be worth more
including defined contribution plans         Institutional Class shares have no sales     or less than their original cost. See
that meet certain criteria.                  charge; therefore, performance is at net     full report for information on
                                             asset value. Performance of                  comparative benchmarks. Please consult
                                             Institutional Class shares will differ       your fund prospectus for more
                                             from performance of other share classes      information. For the most current
                                             due to differing sales charges and class     month-end performance, please call
                                             expenses.                                    800-451-4246 or visit
                                                                                          AIMinvestments.com.


                                   Over for information on your fund's expenses.


                       FOR INSTITUTIONAL INVESTOR USE ONLY

THIS MATERIAL IS FOR INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED OR SHOWN TO THE PUBLIC, NOR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.

AIMinvestments.com     CAL-INS-1 12/04    [YOUR GOALS. OUR SOLUTIONS.]     [AIM INVESTMENTS LOGO APPEARS HERE]
                                            --Registered Trademark--            --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      $1,000 (for example, an $8,600 account       of investing in the fund and other
                                             value divided by $1,000 = 8.6), then         funds. To do so, compare this 5%
As a shareholder of the fund, you incur      multiply the result by the number in the     hypothetical example with the 5%
ongoing costs. This example is intended      table under the heading entitled "Actual     hypothetical examples that appear in the
to help you understand your ongoing          Expenses Paid During Period" to estimate     shareholder reports of the other funds.
costs (in dollars) of investing in the       the expenses you paid on your account
fund and to compare these costs with         during this period.                             Please note that the expenses shown
ongoing costs of investing in other                                                       in the table are meant to highlight your
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON          ongoing costs only. Therefore, the
investment of $1,000 invested at the         PURPOSES                                     hypothetical information is useful in
beginning of the period and held for the                                                  comparing ongoing costs only, and will
entire period July 1, 2004-December 31,      The table below also provides                not help you determine the relative
2004.                                        information about hypothetical account       total costs of owning different funds.
                                             values and hypothetical expenses based
ACTUAL EXPENSES                              on the fund's actual expense ratio and
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical account
expenses. You may use the information in     values and expenses may not be used to
this table, together with the amount you     estimate the actual ending account
invested, to estimate the expenses that      balance or expenses you paid for the
you paid over the period. Simply divide      period. You may use this information to
your account value by                        compare the ongoing costs

====================================================================================================================================

                                                                 ACTUAL                           HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                         BEGINNING ACCOUNT        ENDING ACCOUNT        EXPENSES         ENDING ACCOUNT        EXPENSES
                               VALUE                  VALUE            PAID DURING           VALUE            PAID DURING
                            (07/01/04)            (12/31/04)(1)         PERIOD(2)          (12/31/04)          PERIOD(2)
Institutional Class          $1,000.00              $1,032.70             $1.02             $1,024.13            $1.02

(1)The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 3.27% for the Institutional Class shares.

(2)Expenses are equal to the fund's annualized expense ratio, 0.20% for the Institutional Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

====================================================================================================================================

AIMinvestments.com              CAL-INS-1  12/04

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2004

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
MUTUAL FUNDS-90.30%(A)

AIM Charter Fund-Institutional Class-5.20%        174,198   $ 2,288,956
-----------------------------------------------------------------------
AIM International Core Equity
  Fund-Institutional Class-2.75%(b)               105,494     1,211,075
-----------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
  Class-5.30%(c)                                  172,365     2,333,821
-----------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
  Class-5.28%(c)                                  232,660     2,321,950
-----------------------------------------------------------------------
AIM Limited Maturity Treasury
  Fund-Institutional Class-14.58%                 628,999     6,415,786
-----------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional
  Class-2.71%(d)                                   54,760     1,191,575
-----------------------------------------------------------------------
AIM Short Term Bond Fund-Institutional
  Class-24.42%                                  1,075,525    10,744,498
-----------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional
  Class-24.65%                                  1,034,909    10,845,845
-----------------------------------------------------------------------
AIM Trimark Endeavor Fund-Institutional
  Class-5.41%(c)                                  188,885     2,379,953
=======================================================================
    Total Mutual Funds (Cost $38,857,563)                    39,733,459
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

                                                  PAR         MARKET
                                                 (000)         VALUE
-----------------------------------------------------------------------

REPURCHASE AGREEMENTS-9.66%

State Street Bank & Trust 2.10%, 01/03/05
  (Cost $4,249,226)(e)                         $    4,249     4,249,226
=======================================================================
TOTAL INVESTMENTS-99.96% (Cost $43,106,789)                  43,982,685
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                              16,761
=======================================================================
NET ASSETS-100.00%                                          $43,999,446
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) The mutual fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(b) Effective October 15, 2004, INVESCO International Core Equity Fund was renamed AIM International Core Equity Fund.
(c) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(d) Effective October 15, 2004, INVESCO Multi-Sector was renamed AIM Multi-Sector Fund.
(e) Repurchase agreement entered into 12/31/04 with a maturing value of $4,249,970. Collateralized by $4,390,000 U.S. Government obligations, 5.00% due 05/25/18 with a market value at 12/31/2004 of $4,335,125.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS:

Investments in affiliated underlying funds, at
  market value (cost $38,857,563)               $39,733,459
-----------------------------------------------------------
Repurchase agreements (cost $4,249,226)           4,249,226
-----------------------------------------------------------
    Total investments (cost $43,106,789)         43,982,685
===========================================================
Receivables for:
  Fund shares sold                                  207,152
-----------------------------------------------------------
  Interest                                              248
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,547
-----------------------------------------------------------
Other assets                                         55,965
===========================================================
    Total assets                                 44,248,597
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             186,759
-----------------------------------------------------------
  Fund shares reacquired                                385
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             2,547
-----------------------------------------------------------
Accrued distribution fees                             9,372
-----------------------------------------------------------
Accrued transfer agent fees                           6,067
-----------------------------------------------------------
Accrued operating expenses                           44,021
===========================================================
    Total liabilities                               249,151
===========================================================
Net assets applicable to shares outstanding     $43,999,446
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $43,071,450
-----------------------------------------------------------
Undistributed net investment income                  (1,519)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                              53,619
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                        875,896
===========================================================
                                                $43,999,446
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $20,123,514
___________________________________________________________
===========================================================
Class B                                         $10,435,968
___________________________________________________________
===========================================================
Class C                                         $11,751,349
___________________________________________________________
===========================================================
Class R                                         $ 1,584,273
___________________________________________________________
===========================================================
Institutional Class                             $   104,342
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           1,950,685
___________________________________________________________
===========================================================
Class B                                           1,014,921
___________________________________________________________
===========================================================
Class C                                           1,143,146
___________________________________________________________
===========================================================
Class R                                             153,692
___________________________________________________________
===========================================================
Institutional Class                                  10,108
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.32
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.32 divided
      by 94.50%)                                $     10.92
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.28
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.28
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.31
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.32
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period April 30, 2004 (date operations commenced) through the year ended December 31, 2004

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $  299,901
------------------------------------------------------------------------
Interest                                                          23,723
========================================================================
    Total investment income                                      323,624
========================================================================

EXPENSES:

Administrative services fees                                      33,470
------------------------------------------------------------------------
Custodian fees                                                     4,410
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         22,251
------------------------------------------------------------------------
  Class B                                                         33,661
------------------------------------------------------------------------
  Class C                                                         37,463
------------------------------------------------------------------------
  Class R                                                          2,838
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                          15,094
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            11
------------------------------------------------------------------------
Trustees' fees                                                     8,518
------------------------------------------------------------------------
Registration and filing fees                                      37,308
------------------------------------------------------------------------
Professional fees                                                 34,637
------------------------------------------------------------------------
Other                                                             15,313
========================================================================
    Total expenses                                               244,974
========================================================================
Less: Expenses reimbursed and expense offset arrangement        (120,619)
========================================================================
    Net expenses                                                 124,355
========================================================================
Net investment income                                            199,269
========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds                36,318
------------------------------------------------------------------------
Net realized gain from distributions of affiliated
  underlying funds                                               162,144
========================================================================
                                                                 198,462
========================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                               875,896
========================================================================
Net gain from affiliated underlying funds                      1,074,358
========================================================================
Net increase in net assets resulting from operations          $1,273,627
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period April 30, 2004 (date operations commenced) through the year ended December 31, 2004

                                                                   2004
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds        $   199,269
---------------------------------------------------------------------------
  Net realized gain from underlying funds and capital gain
    distributions of affiliated underlying funds                    198,462
---------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                                875,896
===========================================================================
    Net increase in net assets resulting from operations          1,273,627
===========================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (183,596)
---------------------------------------------------------------------------
  Class B                                                           (76,559)
---------------------------------------------------------------------------
  Class C                                                           (85,197)
---------------------------------------------------------------------------
  Class R                                                           (14,664)
---------------------------------------------------------------------------
  Institutional Class                                                (1,076)
===========================================================================
    Total distributions from net investment income                 (361,092)
===========================================================================
Distributions to shareholders from net realized gains:
  Class A                                                            (5,147)
---------------------------------------------------------------------------
  Class B                                                            (2,734)
---------------------------------------------------------------------------
  Class C                                                            (3,043)
---------------------------------------------------------------------------
  Class R                                                              (432)
---------------------------------------------------------------------------
  Institutional Class                                                   (27)
===========================================================================
    Total distributions from net realized gains                     (11,383)
===========================================================================
    Decrease in net assets resulting from distributions            (372,475)
===========================================================================
Share transactions-net:
  Class A                                                        19,747,738
---------------------------------------------------------------------------
  Class B                                                        10,218,111
---------------------------------------------------------------------------
  Class C                                                        11,486,975
---------------------------------------------------------------------------
  Class R                                                         1,544,357
---------------------------------------------------------------------------
  Institutional Class                                               101,113
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                43,098,294
===========================================================================
    Net increase in net assets                                   43,999,446
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of year (including undistributed net investment income
    (loss) of $(1,519))                                         $43,999,446
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Conservative Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund commenced operations on April 30, 2004.

    The Fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM") (the "underlying funds"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds. AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.20% of average daily net assets, through December 31, 2005. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. For the period April 30, 2004 (date operations commenced) through December 31, 2004, AIM reimbursed expenses of $119,430.

    For the period April 30, 2004 (date operations commenced) through December 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $1,056 of expenses incurred by the Fund related to market timing matters in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period April 30, 2004 (date operations commenced) through December 31, 2004, AIM was paid $33,470 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund paid AISI $15,094 for Class A, Class B, Class C and Class R shares and $11 for Institutional Class shares and AIM reimbursed fees for the Institutional Class shares of $11.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period April 30, 2004 (date operations commenced) through December 31, 2004, the Class A, Class B, Class C and Class R shares paid $22,251, $33,661, $37,463 and $2,838, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 30, 2004 (date operations commenced) through December 31, 2004, AIM Distributors advised the Fund that it retained $59,963 in front-end sales commissions from the sale of Class A shares and $0, $7,032, $1,489 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to AIM Distributors for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the period April 30, 2004 (date operations commenced) through December 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                 UNREALIZED
                 MARKET VALUE     PURCHASES      PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               04/30/04        AT COST      FROM SALES     (DEPRECIATION)      12/31/04       INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
AIM Charter
  Fund-
  Institutional
  Class             $   --       $2,257,887     $ (100,350)       $127,852       $ 2,288,956     $30,761       $  3,567
-------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Core Equity
  Fund-
  Institutional
  Class                 --        1,125,539        (54,115)        134,219         1,211,075      11,976          5,432
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Basic Value
  Fund-
  Institutional
  Class                 --        2,227,126       (102,653)        206,308         2,333,821          --          3,040
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Growth Fund-
  Institutional
  Class                 --        2,227,126       (101,806)        192,591         2,321,950                      4,039
-------------------------------------------------------------------------------------------------------------------------
AIM Limited
  Maturity
  Treasury
  Fund-
  Institutional
  Class                 --        6,735,136       (282,738)        (36,233)        6,415,786      39,616          7,794
-------------------------------------------------------------------------------------------------------------------------
AIM
  Multi-Sector
  Fund-
  Institutional
  Class                 --        1,143,280        (51,756)         97,251         1,191,575          --         32,517
-------------------------------------------------------------------------------------------------------------------------
AIM Short Term
  Bond Fund-
  Institutional
  Class                 --       11,250,434       (472,752)        (34,318)       10,744,498     105,810          1,134
-------------------------------------------------------------------------------------------------------------------------
AIM Total
  Return Bond
  Fund-
  Institutional
  Class                 --       11,376,865       (476,073)        (63,282)       10,845,845     111,738        132,589
-------------------------------------------------------------------------------------------------------------------------
AIM Trimark
  Endeavor-
  Institutional
  Class                 --        2,227,126       (107,031)        251,508         2,379,953          --          8,350
=========================================================================================================================
  Total             $   --       $40,570,519    $(1,749,274)      $875,896       $39,733,459     $299,901      $198,462*
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Includes $162,144 of capital gains received from affiliated underlying funds.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund received credits in transfer agency fees of $122 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $122.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund paid legal fees of $860 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period April 30, 2004 (date operations commenced) through December 31, 2004 was as follows:

                                                                  2004
------------------------------------------------------------------------
Distributions paid from ordinary income                         $372,475
________________________________________________________________________
========================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
---------------------------------------------------------------------------
Undistributed ordinary income                                   $    26,897
---------------------------------------------------------------------------
Undistributed long-term gain                                         28,685
---------------------------------------------------------------------------
Unrealized appreciation -- investments                              874,338
---------------------------------------------------------------------------
Temporary book/tax differences                                       (1,924)
---------------------------------------------------------------------------
Shares of beneficial interest                                    43,071,450
===========================================================================
Total net assets                                                $43,999,446
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund does not have a capital loss carryforward as of December 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 30, 2004 (date operations commenced) through December 31, 2004 was $40,570,519 and $1,749,274, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $1,008,736
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (134,398)
==============================================================================
Net unrealized appreciation of investment securities              $  874,338
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $43,108,347.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of stock issuance costs, on December 31, 2004, undistributed net investment income (loss) was increased by $160,304, undistributed net realized gain (loss) was decreased by $133,460 and shares of beneficial interest decreased by $26,844. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                   APRIL 30, 2004
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                 DECEMBER 31, 2004
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,129,826    $21,567,020
--------------------------------------------------------------------------------------
  Class B                                                     1,120,422     11,295,205
--------------------------------------------------------------------------------------
  Class C                                                     1,195,865     12,024,756
--------------------------------------------------------------------------------------
  Class R                                                       166,330      1,674,671
--------------------------------------------------------------------------------------
  Institutional Class                                            10,001        100,010
======================================================================================
Issued as reinvestment of dividends:
  Class A                                                        17,350        178,529
--------------------------------------------------------------------------------------
  Class B                                                         6,647         68,130
--------------------------------------------------------------------------------------
  Class C                                                         8,491         87,033
--------------------------------------------------------------------------------------
  Class R                                                         1,468         15,096
--------------------------------------------------------------------------------------
  Institutional Class                                               107          1,103
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        32,087        329,905
--------------------------------------------------------------------------------------
  Class B                                                       (32,212)      (329,905)
======================================================================================
Reacquired:
  Class A                                                      (228,578)    (2,327,716)
--------------------------------------------------------------------------------------
  Class B                                                       (79,936)      (815,319)
--------------------------------------------------------------------------------------
  Class C                                                       (61,210)      (624,814)
--------------------------------------------------------------------------------------
  Class R                                                       (14,106)      (145,410)
======================================================================================
                                                              4,272,552    $43,098,294
______________________________________________________________________________________
======================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                      CLASS A                CLASS B             CLASS C             CLASS R
                                                  ----------------       ----------------    ----------------    ----------------
                                                   APRIL 30, 2004         APRIL 30, 2004      APRIL 30, 2004      APRIL 30, 2004
                                                  (DATE OPERATIONS       (DATE OPERATIONS    (DATE OPERATIONS    (DATE OPERATIONS
                                                   COMMENCED) TO          COMMENCED) TO       COMMENCED) TO       COMMENCED) TO
                                                    DECEMBER 31,           DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                        2004                   2004                2004                2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 10.00                $ 10.00             $ 10.00              $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.06                   0.04                0.04                0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                          0.36                   0.32                0.32                0.34
=================================================================================================================================
    Total from investment operations                     0.42                   0.36                0.36                0.40
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.10)                 (0.08)              (0.08)              (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (0.00)                 (0.00)              (0.00)              (0.00)
=================================================================================================================================
    Total distributions                                 (0.10)                 (0.08)              (0.08)              (0.09)
=================================================================================================================================
Net asset value, end of period                        $ 10.32                $ 10.28             $ 10.28              $10.31
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                          4.19%                  3.59%               3.59%               4.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $20,124                $10,436             $11,751              $1,584
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements(b)(c)                      0.55%                  1.20%               1.20%               0.70%
---------------------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements(b)(c)                   1.41%                  2.06%               2.06%               1.56%
=================================================================================================================================
Ratio of net investment income to average net
  assets(b)                                              1.74%                  1.09%               1.09%               1.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                  9%                     9%                  9%                  9%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods of less than one year.
(b) Ratios are annualized and based on average daily net assets of $9,458,434, $5,008,077, $5,573,748 and $844,572, for Class A, Class B,
     Class C and Class R, respectively.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying Funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 0.63%.
(d)  Not annualized for periods of less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                 (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                   DECEMBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.00
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.14
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.29
===================================================================================
    Total from investment operations                                    0.43
===================================================================================
Less distributions:
  Dividends from net investment income                                 (0.11)
-----------------------------------------------------------------------------------
  Distributions from net realized gains                                (0.00)
===================================================================================
    Total distributions                                                (0.11)
===================================================================================
Net asset value, end of period                                        $10.32
___________________________________________________________________________________
===================================================================================
Total return(a)                                                         4.31%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  104
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                           0.20%(b)(c)
-----------------------------------------------------------------------------------
  Without expense reimbursements                                        0.96%(b)(c)
===================================================================================
Ratio of net investment income to average net assets                    2.09%(b)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                 9%
___________________________________________________________________________________
===================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for period less than one year.
(b)  Ratios are annualized and based on average daily net assets of $101,341.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying Funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 0.63%.
(d)  Not annualized for period of less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the

Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages;

rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.
*                                       *                                      *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Conservative Allocation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Conservative Allocation Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the period April 30, 2004 (date operations commenced) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

February 18, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of December 31, 2004


The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998             Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                          Group Inc. (financial services holding
   President                                        company); Director and Vice Chairman,
                                                    AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a
                                                    global investment management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors,
                                                    Inc. (registered broker dealer), AIM
                                                    Investment Services, Inc., (registered
                                                    transfer agent), and Fund Management
                                                    Company (registered broker dealer); and
                                                    Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    None
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.
   President                                        (financial services holding company);
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.
                                                    (registered transfer agent), Fund
                                                    Management Company (registered broker
                                                    dealer) and INVESCO Distributors, Inc.
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President
                                                    and Chief Executive Officer, INVESCO
                                                    Funds Group, Inc.; President and Chief
                                                    Executive Officer, INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc
                                                    Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett(3) -- 1944    2001             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                                (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)
---------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003             Retired                                    None
   Trustee
                                                    Formerly: President and Chief Executive
                                                    Officer, AMC Cancer Research Center; and
                                                    Chairman and Chief Executive Officer,
                                                    First Columbia Financial Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985             Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
                                                    Formerly: Partner, law firm of Baker &
                                                    McKenzie
---------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003             Co-President and Founder, Green, Manning   None
   Trustee                                          & Bunch Ltd., (investment banking firm);
                                                    and Director, Policy Studies, Inc. and
                                                    Van Gilder Insurance Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001             Director of a number of public and         Cortland Trust, Inc. (Chairman)
   Trustee                                          private business corporations, including   (registered investment company);
                                                    the Boss Group Ltd. (private investment    Annuity and Life Re (Holdings),
                                                    and management) and Magellan Insurance     Ltd. (insurance company)
                                                    Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various
                                                    affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001             Retired                                    None
   Trustee
                                                    Formerly: Chairman, Mercantile Mortgage
                                                    Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001             Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                          Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                    company) and Texana Timber LP
                                                    (sustainable forestry company)
---------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001             Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                          Naftalis and Frankel LLP                   investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003             Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                          (California)
                                                    Formerly: Associate Justice of the
                                                    California Court of Appeals
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of December 31, 2004



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                    Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly: Chief Executive Officer, YWCA    None
   Trustee                                            of the USA
-----------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper      None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar(4) -- 1939       2001               Executive Vice President, Development      None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-----------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley(5) -- 1959     2004               Senior Vice President, A I M Management    N/A
   Senior Vice President and                          Group Inc. (financial services holding
   Chief Compliance Officer                           company); Senior Vice President and
                                                      Chief Compliance Officer, A I M
                                                      Advisors, Inc.; Vice President and Chief
                                                      Compliance Officer, A I M Capital
                                                      Management, Inc. and A I M Distributors,
                                                      Inc.; and Vice President, AIM Investment
                                                      Services, Inc. and Fund Management
                                                      Company
                                                      Formerly: Senior Vice President and
                                                      Compliance Director, Delaware
                                                      Investments Family of Funds
-----------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003               Director, Senior Vice President,           N/A
   Senior Vice President,                             Secretary and General Counsel, A I M
   Secretary and Chief Legal                          Management Group Inc. (financial
   Officer                                            services holding company) and A I M
                                                      Advisors, Inc.; Director and Vice
                                                      President, INVESCO Distributors, Inc.;
                                                      Vice President, A I M Capital
                                                      Management, Inc., and AIM Investment
                                                      Services, Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company and Senior Vice President, A I M
                                                      Distributors, Inc.
                                                      Formerly: Senior Vice President and
                                                      General Counsel, Liberty Financial
                                                      Companies, Inc.; and Senior Vice
                                                      President and General Counsel, Liberty
                                                      Funds Group, LLC and Vice President,
                                                      A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          2002               Managing Director and Director of Money    N/A
   Vice President                                     Market Research and Special Projects,
                                                      A I M Capital Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                       Advisors, Inc.
                                                      Formerly: Senior Vice President, AIM
                                                      Investment Services, Inc.; and Vice
                                                      President, A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004               Director of Cash Management, Managing      N/A
   Vice President                                     Director and Chief Cash Management
                                                      Officer, A I M Capital Management, Inc;
                                                      Director and President, Fund Management
                                                      Company; and Vice President, A I M
                                                      Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(4) -- 1940      2002               Executive Vice President, A I M            N/A
   Vice President                                     Management Group, Inc.; Senior Vice
                                                      President, A I M Advisors, Inc., and
                                                      President, Director of Investments,
                                                      Chief Executive Officer and Chief
                                                      Investment Officer, A I M Capital
                                                      Management, Inc. (See footnote (4)
                                                      below.)
                                                      Formerly: Director of A I M Advisors,
                                                      Inc. and A I M Management Group Inc.,
                                                      A I M Advisors, Inc.; and Director and
                                                      Chairman, A I M Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

(4) Mr. Sklar and Mr. Larsen retired effective December 31, 2004.

(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, Texas
                                                                                77002-5678
COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
                              INDEPENDENT TRUSTEES
Ballard Spahr                                          AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   919 Third Avenue         Houston, TX 77210-4739   Boston, MA 02110-2801
                              New York, NY 10022-3852



REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)



Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2004, 7.39% is eligible for the dividends received deduction for corporation.



For its tax year ended December 31, 2004, the Fund designated 10.07%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual percentages for the calendar year will be designated in the Fund's year end tax statement.

       DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund
AIM Balanced Fund*                           AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund(6)                    AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Core Stock Fund(1)                       AIM Global Value Fund                        AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                AIM Total Return Bond Fund
AIM Dynamics Fund(1)                         AIM International Small Company Fund(7)      Premier U.S. Government Money Portfolio(1)
AIM Emerging Growth Fund                     AIM Trimark Fund
AIM Large Cap Basic Value Fund                                                            TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                                            SECTOR EQUITY                   AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                                                              AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM Advantage Health Sciences Fund(1)        AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Energy Fund(1)                           AIM Tax-Free Intermediate Fund
AIM Mid Cap Stock Fund(1)                    AIM Financial Services Fund(1)
AIM Opportunities I Fund                     AIM Global Health Care Fund
AIM Opportunities II Fund                    AIM Gold & Precious Metals Fund(1)                AIM ALLOCATION SOLUTIONS
AIM Opportunities III Fund                   AIM Health Sciences Fund(1)
AIM Premier Equity Fund                      AIM Leisure Fund(1)                          AIM Aggressive Allocation Fund
AIM S&P 500 Index Fund(1)                    AIM Multi-Sector Fund(1)                     AIM Conservative Allocation Fund
AIM Select Equity Fund                       AIM Real Estate Fund                         AIM Moderate Allocation Fund
AIM Small Cap Equity Fund(3)                 AIM Technology Fund(1)
AIM Small Cap Growth Fund(4)                 AIM Utilities Fund(1)
AIM Small Company Growth Fund(1)
AIM Total Return Fund*(1)                    =======================================================================================
AIM Trimark Endeavor Fund                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
AIM Trimark Small Companies Fund             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
AIM Weingarten Fund                          AND READ IT THOROUGHLY BEFORE INVESTING.
                                             =======================================================================================


* Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. The fund will close to new investors when net assets reach $500 million.

   If used after April 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.

AIMinvestments.com                 CAL-AR-1           A I M Distributors, Inc.



                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                        --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                          AIM GLOBAL EQUITY FUND
                               Annual Report to Shareholders o December 31, 2004

                                 [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
--Registered Trademark--                                --Registered Trademark--

====================================================================================================================================
AIM GLOBAL EQUITY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of 12/31/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged Lehman U.S. Aggregate        The fund files its complete schedule of
                                             Bond Index, which represents the U.S.        portfolio holdings with the Securities
o Effective 9/30/03, Class B shares are      investment-grade fixed-rate bond market      and Exchange Commission ("SEC") for the
not available as an investment for           (including government and corporate          1st and 3rd quarters of each fiscal year
retirement plans maintained pursuant to      securities, mortgage pass-through            on Form N-Q. The fund's Form N-Q filings
Section 401 of the Internal Revenue          securities and asset-backed securities),     are available on the SEC's Web site at
Code, including 401(k) plans, money          is compiled by Lehman Brothers, a global     http://www.sec.gov. Copies of the fund's
purchase pension plans and profit            investment bank.                             Forms N-Q may be reviewed and copied at
sharing plans. Plans that have existing                                                   the SEC's Public Reference Room at 450
accounts invested in Class B shares will     o The unmanaged Standard & Poor's            Fifth Street, N.W., Washington, D.C.
continue to be allowed to make               Composite Index of 500 Stocks (the S&P       20549-0102. You can obtain information
additional purchases.                        500 --Registered Trademark-- Index) is       on the operation of the Public Reference
                                             an index of common stocks frequently         Room, including information about
PRINCIPAL RISKS OF INVESTING IN THE FUND     used as a general measure of U.S. stock      duplicating fee charges, by calling
                                             market performance.                          1-202-942- 8090 or by electronic request
o International investing presents                                                        at the following E-mail address:
certain risks not associated with            o A direct investment cannot be made in      publicinfo@sec.gov. The SEC file numbers
investing solely in the United States.       an index. Unless otherwise indicated,        for the fund are 811-2699 and 2-57526.
These include risks relating to              index results include reinvested             The fund's most recent portfolio
fluctuations in the value of the U.S.        dividends, and they do not reflect sales     holdings, as filed on Form N-Q, are also
dollar relative to the values of other       charges. Performance of an index of          available at AIMinvestments.com.
currencies, the custody arrangements         funds reflects fund expenses;
made for the fund's foreign holdings,        performance of a market index does not.      A description of the policies and
differences in accounting, political                                                      procedures that the fund uses to
risks and the lesser degree of public        o The fund is not managed to track the       determine how to vote proxies relating
information required to be provided by       performance of any particular index,         to portfolio securities is available
non- U.S. companies.                         including the indexes defined here, and      without charge, upon request, from our
                                             consequently, the performance of the         Client Services department at
o The fund may participate in the            fund may deviate significantly from the      800-959-4246 or on the AIM Web site,
initial public offering (IPO) market in      performance of the indexes.                  AIMinvestments.com. On the home page,
some market cycles. Because of the                                                        scroll down and click on AIM Funds Proxy
fund's small asset base, any investment      OTHER INFORMATION                            Policy. The information is also
the fund may make in IPOs may                                                             available on the Securities and Exchange
significantly affect the fund's total        o The returns shown in the Management's      Commission's Web site, sec.gov.
return. As the fund's assets grow, the       Discussion of Fund Performance are based
impact of IPO investments will decline,      on net asset values calculated for           Information regarding how the fund voted
which may reduce the effect of IPO           shareholder transactions. Generally          proxies related to its portfolio
investments on the fund's total return.      accepted accounting principles require       securities during the 12 months ended
                                             adjustments to be made to the net assets     6/30/04 is available at our Web site. Go
ABOUT INDEXES USED IN THIS REPORT            of the fund at period end for financial      to AIMinvestments.com, access the About
                                             reporting purposes, and as such, the net     Us tab, click on Required Notices and
o The unmanaged MSCI World Index is a        asset values for shareholder                 then click on Proxy Voting Activity.
group of global securities tracked by        transactions and the returns based on        Next, select your fund from the
Morgan Stanley Capital International.        those net asset values may differ from       drop-down menu.
                                             the net asset values and returns
o The unmanaged Lipper Global Multi-Cap      reported in the Financial Highlights.
Core Fund Index represents an average of
the performance of global funds tracked      o Industry classifications used in this
by Lipper, Inc., an independent mutual       report are generally according to the
fund performance monitor.                    Global Industry Classification Standard,
                                             which was developed by and is the
                                             exclusive property and a service mark of
                                             Morgan Stanley Capital International
                                             Inc. and Standard & Poor's.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM GLOBAL EQUITY FUND

                      DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF FUNDS
                      --Registered Trademark-- :

                      NEW BOARD CHAIRMAN

                      It is our pleasure to introduce you to Bruce Crockett, the
[GRAHAM               new Chairman of the Board of Trustees of the AIM Funds.
PHOTO]                Bob Graham has served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that
ROBERT H. GRAHAM      position in 2000. However, as you may be aware, the U.S.
                      Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a
[WILLIAMSON           trustee who is not an officer of the fund's investment
PHOTO]                advisor, serve as chairman of the funds' Board. In
                      addition, a similar provision was included in the terms of
MARK H. WILLIAMSON    AIM Advisors' recent settlements with certain regulators.
                      Accordingly, the AIM Funds' Board recently elected Mr.
                      Crockett, one of the 14 independent trustees on the AIM
[CROCKETT             Funds' Board, as Chairman. His appointment became
PHOTO]                effective on October 4, 2004. Mr. Graham will remain on
                      the funds' Board, as will Mark Williamson, President and
BRUCE L. CROCKETT     Chief Executive Officer of AIM. Mr. Graham will also
                      remain Chairman of AIM Investments --Registered
                      Trademark-- .

                         Mr. Crockett has been a member of the AIM Funds' Board
                      since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds' Board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

                      MARKET CONDITIONS DURING THE FISCAL YEAR

                      After nine months of slow growth, equity markets rallied late in the year to produce solid results for 2004. The S&P 500 Index was up 10.87% for the year as a whole, but that includes the 9.23% total return for the fourth quarter alone. For bonds, the turning point came earlier. Almost all of the 4.34% return produced by the Lehman U.S. Aggregate Bond Index came during the second half of the year, despite the fact that the Federal
                      Reserve had begun raising short-term interest rates about halfway through the year. Overseas markets followed a similar pattern, with quite robust double-digit performance across the board, most of it produced during the second half of the year.

                         All in all, 2004 was a good year for American
                      investors, with the decline in the dollar over the course of the year lending a boost to returns from foreign holdings. And there were a number of solid economic numbers to report as of the end of the year:

                         o U.S. gross domestic product (GDP) rose each quarter during 2004. And respondents to the BusinessWeek magazine survey foresaw 2005 GDP growth at 3.5%, above the post-World War II average of 3.4%.

                         o The Institute for Supply Management's manufacturing and nonmanufacturing indexes -- based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy -- both continued to rise during December and remained in very strong territory.

                         o Thomson First Call, which tracks corporate earnings and other information for clients in financial service industries, estimated S&P 500 earnings to be up 10.5% in 2005.

                         Of course, none of this can guarantee that 2005 will be
                      another good year. Over the short term, the only sure thing about the investment markets is their unpredictability. Hence, we have always urged shareholders to keep a long-term perspective on all their investments.

                      YOUR FUND

                      The following pages present a discussion of how your fund invests, how it performed compared to pertinent benchmarks during the fiscal year and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often.
                      Updated information on your fund is always available there, as well as general information on a variety of investing topics.

                         As always, AIM is committed to building solutions for
                      your investment goals, and we thank you for your participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

                      Sincerely,

                      /s/ ROBERT H. GRAHAM                         /s/ MARK H. WILLIAMSON

                      Robert H. Graham                             Mark H. Williamson
                      Chairman, AIM Investments                    CEO & President, AIM Investments
                      President & Vice Chairman, AIM Funds         Trustee, AIM Funds

                      January 28, 2005

                      AIM Investments is a registered service mark of A I M
                      Management Group Inc. A I M Advisors, Inc. and A I M
                      Capital Management, Inc. are the investment advisors and A
                      I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND                                                           MARKET CONDITIONS AND YOUR FUND
PERFORMANCE
                                                                                          Despite geopolitical concerns and rising
World markets moved higher in 2004, with        We believe that stocks exhibit            oil prices, world markets generally
international markets once again             certain qualities that identify them as      posted positive returns. Similar to that
outperforming U.S. markets. For the          probable performers in their industry or     of our benchmark, the MSCI World Index,
second consecutive year, markets around      region. For instance, the qualities that     the fund's largest regional exposure
the world posted positive returns, with      identify performance in the health care      during the year was to North American
most of the performance in 2004 coming       industry are different than those in the     stocks, primarily those in the United
late in the year.                            consumer products industry. We consider      States. The fund's regional and country
                                             the following factors in all industries      weights are generally in alignment with
========================================     but assign different weights or              the benchmark. We believe we can
FUND VS. INDEXES                             importance to each factor depending on       outperform the benchmark within each
                                             the industry.                                region or sector through stock selection
Total returns, 12/31/03 - 12/31/04,                                                       driven by our quantitative model. To
excluding applicable sales charges. If       o Growth and stability of earnings           illustrate, although the fund's
sales charges were included, returns                                                      weighting to North American stocks was
would be lower.                              o Valuation (compared to sector and          nearly identical to that of the
                                             peers)                                       benchmark, the fund's return was nearly
Class A Shares                    21.64%                                                  double that of the benchmark.
                                             o Profitability (margins, return on
Class B Shares                    21.06      invested capital)                               To reduce geopolitical risk, we owned
                                                                                          several companies from different
Class C Shares                    21.00      o Financial strength                         countries in the same sector. For
                                                                                          instance, within the telecommunications
MSCI World Index (Broad Market               o Price momentum and volatility              sector, we owned Telecom Italia, an
and Style-specific Index)         14.72                                                   Italian stock which produced a gain in
                                                Risk management also drives portfolio     fourth quarter, while we also own NTT
Lipper Global Multi-Cap Core                 construction. The market is affected by      DoCoMo, a Japanese telecommunications
Fund Index (Peer Group Index)     15.66      many external forces or risk factors         stock which was down for the quarter.
                                             including:
SOURCE: LIPPER, INC.                                                                         A portfolio that is well diversified
========================================     o Interest rates                             geographically also balances foreign
                                                                                          exchange risk. For instance, although we
   As the table above illustrates, the       o Foreign exchange (currency                 had considerable exposure to U.S.
fund outperformed both of its benchmarks     appreciation/depreciation)                   stocks, foreign currency appreciation
for the year. We attribute the fund's                                                     helped balance the weak U.S. dollar.
higher return to strong stock selection      o Political & geographical risks             During the fiscal year, the euro hit an
driven by our quantitative investment                                                     all-time high against the U.S. dollar,
approach. We do not follow country or        o Economic risk                              while the British pound and Japanese yen
sector trends; rather we attempt to                                                       also appreciated significantly. As part
generate returns by isolating stock          o Oil prices                                 of our investment strategy, we do not
selection and minimizing risks.                                                           hedge currencies, therefore strong
                                             o Style and market capitalization cycles     foreign currency appreciation from our
HOW WE INVEST                                                                             foreign investments helped boost fund
                                                Given the push/pull of these risk         returns.
Our investment strategy centers on           factors, we try to reduce the fund's
achieving a balance between stock            volatility by pairing stocks that
selection and risk management.               benefit from an increase in a certain
                                             factor with those that benefit from a
                                             decrease in that same factor.

====================================================================================================================================

PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                      TOP 10 INDUSTRIES*
By sector
                                              1. Lloyds TSB Group PLC                      1. Diversified Banks               6.4%
 1. Financials                     24.9%         (United Kingdom)                2.5%
                                                                                           2. Pharmaceuticals                 5.5
 2. Information Technology         12.1       2. ING Groep N.V. - Dutch Ctfs.
                                                 (Netherlands)                   2.5       3. Electric Utilities              5.1
 3. Health Care                    10.5
                                              3. Prudential Financial, Inc.      2.5       4. Specialized Finance             4.6
 4. Consumer Discretionary          9.2
                                              4. Moody's Corp.                   2.5       5. Semiconductors                  4.4
 5. Industrials                     8.7
                                              5. Tesco PLC (United Kingdom)      2.5       6. Oil & Gas Exploration &
 6. Consumer Staples                8.2                                                       Production                      4.2
                                              6. 3M Co.                          2.5
 7. Utilities                       6.8                                                    7. Life & Health Insurance         3.9
                                              7. Johnson & Johnson               2.5
 8. Energy                          6.7                                                    8. Computer Hardware               3.2
                                              8. UnitedHealth Group Inc.         2.5
 9. Materials                       4.2                                                    9. Casinos & Gaming                3.0
                                              9. Dell Inc.                       2.3
10. Telecommunication Services      3.6                                                   10. Managed Health Care             3.0
                                             10. Costco Wholesale Corp.          2.2
    Money Market Funds Plus Other                                                         The fund's holdings are subject to
    Assets Less Liabilities         5.1      *Excluding money market fund holdings.       change, and there is no assurance that
                                                                                          the fund will continue to hold any
                                                                                          particular security.
====================================================================================================================================

   It should come as no surprise that        return on capital and strong earnings        well in all quarters including the
energy stocks posted the highest returns     estimates. However, one of the company's     summer months which weren't as strong as
during the year as oil prices reached        product trials failed, thereby reducing      the final quarter. This lets us know
more than $50 a barrel in October.           its earnings estimates so we sold the        that our quantitative approach works in
Non-energy commodity prices also rose,       position.                                    both strong and weak market conditions.
boosting returns in the materials                                                         We are pleased to provide shareholders
sector. We are pleased to report that           To illustrate how we replace a stock      with double-digit gains for the fiscal
the fund posted higher returns than its      we sell with one of a like nature,           year.
benchmark in these areas, however, as        consider this example. During the year,
mentioned earlier we do not chase sector     we sold Stryker, an $18 billion medical      The views and opinions expressed in
or industry trends. We select stocks         products company based in the U.S. Our       Management's Discussion of Fund
based on certain key drivers within each     stock selection criteria for this            Performance are those of A I M Advisors,
particular industry.                         industry is driven by return on invested     Inc. These views and opinions are
                                             capital and earnings trends. However,        subject to change at any time based on
   To illustrate this concept, consider      Stryker's balance sheet strength which       factors such as market and economic
this example. We own QBE, an Australian      we believe drives return forecasts,          conditions. These views and opinions may
insurance company. It has good earnings      deteriorated. We, therefore, sold the        not be relied upon as investment advice
momentum, with earnings estimates up         stock.                                       or recommendations, or as an offer for a
steadily since early in 2004 and steady                                                   particular security. The information is
earnings growth for three years. The            As we were considering removing           not a complete analysis of every aspect
stock was up strongly for the year and       Stryker, we began looking for a stock        of any market, country, industry,
had low volatility. We believe strong        with a similar risk profile. That is, we     security or the Fund. Statements of fact
appreciation and low volatility indicate     looked for another health and technology     are from sources considered reliable,
a stock in this industry could continue      company that reacts to economic risk         but A I M Advisors, Inc. makes no
to perform well in the future. Contrast      factors the same way Stryker would but       representation or warranty as to their
that with another fund holding, China        with a better return forecast. We found      completeness or accuracy. Although
Steel, a Taiwanese steel company. Its        this in Johnson & Johnson, another U.S.      historical performance is no guarantee
earnings estimate profile is strong but      large-cap medical company. Like Stryker,     of future results, these insights may
that isn't as important in our               Johnson & Johnson had a good earnings        help you understand our investment
quantitative analysis for a large            trend and produced strong return on          management philosophy.
cyclical company as it is for an             invested capital. However, its balance
insurance company. In the steel              sheet is improving as working capital             See important fund and index
industry, we focus more on valuation,        requirements declined significantly              disclosures inside front cover.
yields and price momentum. And on all        during the year. This, in addition to
those factors, China Steel meets our         good price momentum and analyst
criteria for its industry.                   sentiment, led to a strong return
                                             forecast for Johnson & Johnson and made
   Given our performance for the year,       it a good replacement for Stryker.
we have few detractors to report. Alcon,                                                                     DEREK S. IZUEL,
a European company that provides eye         IN CLOSING                                                      senior portfolio
care and eye care pharmaceutical                                                                [IZUEL       manager, is lead
products had the attributes we like in a     Although world markets posted positive             PHOTO]       portfolio manager of
typical growth company -- good               returns, primarily due to a fourth                              AIM Global Equity
                                             quarter rally, we are most pleased that                         Fund. Mr. Izuel began
========================================     the fund performed                                              his investment career
TOP 10 COUNTRIES*                                                                                            in 1997. He received
                                             TOTAL NET ASSETS          $290.1 million     a B.A. in computer science from the
 1. United States                  51.8%                                                  University of California-Berkeley and
                                             TOTAL NUMBER OF HOLDINGS*            103     also earned an M.B.A. from the
 2. United Kingdom                 12.1                                                   University of Michigan.

 3. Japan                           7.8                                                                      ERIC THALLER,
                                                                                                             portfolio manager, is
 4. Netherlands                     4.5                                                       [THALLER       manager of AIM Global
                                                                                                PHOTO]       Equity Fund. He
 5. Australia                       2.2                                                                      joined AIM in 2001.
                                                                                                             He graduated magna
 6. Norway                          2.0                                                                      cum laude from the
                                                                                                             University of
 7. Denmark                         2.0                                                   California at San Diego with a B.A. in
                                                                                          economics. He also earned an M.B.A. with
 8. Germany                         1.7                                                   concentrations in finance and statistics
                                                                                          from The Wharton School at the
 9. Sweden                          1.4                                                   University of Pennsylvania.
                                                                                          Additionally, he spent a year studying
10. Greece                          1.4                                                   at the London School of Economics.
========================================
                                                                                          Assisted by the Global Equity Team

                                                                                                   [RIGHT ARROW GRAPHIC]

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                          TURN TO PAGE 5.

AIM GLOBAL EQUITY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this          account balance or expenses you paid for
                                             table, together with the amount you          the period. You may use this information
As a shareholder of the fund, you incur      invested, to estimate the expenses that      to compare the ongoing costs of
two types of costs: (1) transaction          you paid over the period. Simply divide      investing in the fund and other funds.
costs, which may include sales charges       your account value by $1,000 (for            To do so, compare this 5% hypothetical
(loads) on purchase payments; contingent     example, an $8,600 account value divided     example with the 5% hypothetical
deferred sales charges on redemptions;       by $1,000 = 8.6), then multiply the          examples that appear in the shareholder
and redemption fees, if any; and (2)         result by the number in the table under      reports of the other funds.
ongoing costs, including management          the heading entitled "Actual Expenses
fees; distribution and/or service fees       Paid During Period" to estimate the             Please note that the expenses shown
(12b-1); and other fund expenses. This       expenses you paid on your account during     in the table are meant to highlight your
example is intended to help you              this period.                                 ongoing costs only and do not reflect
understand your ongoing costs (in                                                         any transactional costs, such as sales
dollars) of investing in the fund and to     HYPOTHETICAL EXAMPLE FOR COMPARISON          charges (loads) on purchase payments,
compare these costs with ongoing costs       PURPOSES                                     contingent deferred sales charges on
of investing in other mutual funds. The                                                   redemptions, and redemption fees, if
example is based on an investment of         The table below also provides                any. Therefore, the hypothetical
$1,000 invested at the beginning of the      information about hypothetical account       information is useful in comparing
period and held for the entire period,       values and hypothetical expenses based       ongoing costs only, and will not help
July 1, 2004 - December 31, 2004.            on the fund's actual expense ratio and       you determine the relative total costs
                                             an assumed rate of return of 5% per year     of owning different funds. In addition,
ACTUAL EXPENSES                              before expenses, which is not the fund's     if these transactional costs were
                                             actual return. The hypothetical account      included, your costs would have been
The table below provides information         values and expenses may not be used to       higher.
about actual account values and actual       estimate your actual ending
expenses.

====================================================================================================================================
                                                   ACTUAL                                      HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING ACCOUNT       ENDING ACCOUNT            EXPENSES             ENDING ACCOUNT               EXPENSES
SHARE            VALUE                  VALUE                PAID DURING               VALUE                  PAID DURING
CLASS          (7/1/04)             (12/31/04)(1)            PERIOD(2),(3)           (12/31/04)               PERIOD(2),(4)
  A            $1,000.00              $1,122.70                 $10.24               $1,015.48                   $ 9.73
  B             1,000.00               1,119.50                  12.89                1,012.97                    12.25
  C             1,000.00               1,119.70                  12.89                1,012.97                    12.25

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 12.27%, 11.95% and 11.97% for Class A, B and C shares, respectively.

(2) Expenses are equal to the fund's annualized expense ratio (1.92%, 2.42% and 2.42% for Class A, B and C shares, respectively)
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Effective on
January 1, 2005, the advisor contractually agreed to waive a portion of its advisory fees. In addition, the Board of Trustees has approved a permanent reduction of the 12B-1 plan fees applicable to Class A shares to 0.35%. The annualized expense ratio restated
as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.60%, 2.25%, and 2.25% for Class
A, B and C shares, respectively.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $8.54, $11.99 and $11.99 for Class A, B and C shares, respectively.

(4)The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $8.11, $11.39 and $11.39 for Class A, B and C shares, respectively.
====================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON       For More Information Visit
                                                                                          IMAGE]           AIMinvestments.com

AIM GLOBAL EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            ================================================================================
comparable future results.
                                             RESULTS OF A $10,000 INVESTMENT
   Your fund's total return includes         9/15/97 - 12/31/04 Index data from 8/31/97
reinvested distributions, applicable
sales charges, fund expenses and                                             [MOUNTAIN CHART]
management fees. Results for Class B
shares are calculated as if a                DATE       AIM GLOBAL EQUITY FUND       AIM GLOBAL EQUITY FUND        MSCI WORLD
hypothetical shareholder had liquidated                     CLASS A SHARES               CLASS B SHARES              INDEX
his entire investment in the fund at the     8/31/97             $ 9525                      $10000                  $10000
close of the reporting period and paid          9/97               9725                       10201                   10542
the applicable contingent deferred sales       12/97               9269                        9716                   10282
charges. Index results include                  3/98              10298                       10778                   11755
reinvested dividends, but they do not           6/98              10333                       10797                   11994
reflect sales charges. Performance of an        9/98               8485                        8866                   10556
index of funds reflects fund expenses          12/98              10139                       10575                   12785
and management fees; performance of a           3/99              10660                       11103                   13241
market index does not. Performance shown        6/99              11544                       12012                   13873
in the chart does not reflect deduction         9/99              11473                       11929                   13667
of taxes a shareholder would pay on fund       12/99              15401                       15988                   15973
distributions or sale of fund shares.           3/00              15675                       16263                   16136
Performance of the indexes does not             6/00              14690                       15210                   15564
reflect the effects of taxes.                   9/00              14983                       15495                   14782
                                               12/00              14187                       14660                   13868
   In evaluating this chart, please note        3/01              11802                       12181                   12087
that the chart uses a logarithmic scale         6/01              12322                       12694                   12405
along the vertical axis (the value              9/01              10715                       11041                   10622
scale). This means that each scale             12/01              11768                       12104                   11535
increment always represents the same            3/02              12091                       12431                   11596
percent change in price; in a linear            6/02              11919                       12240                   10518
chart each scale increment always               9/02              10186                       10434                    8585
represents the same absolute change in         12/02              10647                       10894                    9241
price. In this example, the scale               3/03              10347                       10580                    8773
increment between $5,000 and $10,000 is         6/03              12048                       12308                   10268
the same as that between $10,000 and            9/03              12861                       13115                   10765
$20,000. In a linear chart, the latter         12/03              14639                       14911                   12300
scale increment would be twice as large.        3/04              15385                       15660                   12622
The benefit of using a logarithmic scale        6/04              15859                       16126                   12733
is that it better illustrates                   9/04              15923                       16161                   12605
performance during early years depicted        12/04             $17810                      $18051                  $14111
in the chart before reinvested                                                                           SOURCE: LIPPER, INC.
distributions and compounding create the     ================================================================================
potential for the original investment to
grow to very large numbers. Had the          ========================================
chart used a linear scale along its          AVERAGE ANNUAL TOTAL RETURNS                    Class A share performance reflects
vertical axis, you would not be able to                                                   the maximum 4.75% sales charge, and
see as clearly the movements in the          As of 12/31/04, including applicable         Class B and Class C share performance
value of the fund and the indexes in the     sales charges                                reflects the applicable contingent
early years depicted. We use a                                                            deferred sales charge (CDSC) for the
logarithmic scale in financial reports       CLASS A SHARES                               period involved. The CDSC on Class B
of funds that have more than five years      Inception (9/15/97)                8.24%     shares declines from 5% beginning at the
of performance history.                      5 Years                            1.94      time of purchase to 0% at the beginning
                                             1 Year                            15.82      of the seventh year. The CDSC on Class C
                                                                                          shares is 1% for the first year after
                                             CLASS B SHARES                               purchase.
                                             Inception (9/15/97)                8.44%
                                             5 Years                            2.11         The performance of the fund's share
                                             1 Year                            16.06      classes will differ due to different
                                                                                          sales charge structures and class
                                             CLASS C SHARES                               expenses.
                                             Inception (1/2/98)                 9.27%
                                             5 Years                            2.43         A redemption fee of 2% will be
                                             1 Year                            20.00      imposed on certain redemptions or
                                             ========================================     exchanges out of the fund within 30 days
                                                                                          of purchase. Exceptions to the
                                             The performance data quoted represent        redemption fee are listed in the fund's
                                             past performance and cannot guarantee        prospectus.
                                             comparable future results; current
                                             performance may be lower or higher.
                                             Please visit AIMinvestments.com for the
                                             most recent month-end performance.
                                             Performance figures reflect reinvested
                                             distributions, changes in net asset
                                             value and the effect of the maximum
                                             sales charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/04

AIM GLOBAL EQUITY FUND


                                       ==================================
INSTITUTIONAL CLASS SHARES             AVERAGE ANNUAL TOTAL RETURNS              Please note that past performance
                                       For periods ended 12/31/04                is not indicative of future
The following information has been     Inception                    9.03%        results. More recent returns may be
prepared to provide Institutional      5 Years                      3.05         more or less than those shown. All
Class shareholders with a              1 Year                      22.23         returns assume reinvestment of
performance overview specific to                                                 distributions at net asset value.
their holdings. Institutional Class    ==================================        Investment return and principal
shares are offered exclusively to                                                value will fluctuate so your
institutional investors, including     Institutional Class shares'               shares, when redeemed, may be worth
defined contribution plans that        inception date is 4/30/04. Returns        more or less than their original
meet certain criteria.                 since that date are historical            cost. See full report for
                                       returns. All other returns are            information on comparative
                                       blended returns of historical             benchmarks. Please consult your
                                       Institutional Class share                 fund prospectus for more
                                       performance and restated Class A          information. For the most current
                                       share performance (for periods            month-end performance, please call
                                       prior to the inception date of            800-451-4246 or visit
                                       Institutional Class shares) at net        AIMinvestments.com.
                                       asset value and reflect the higher
                                       Rule 12b-1 fees applicable to Class
                                       A shares. Class A shares' inception
                                       date is 9/15/97. Institutional
                                       Class shares would have had
                                       different returns due to
                                       differences in the expense
                                       structure of the Institutional
                                       Class.

                                       Institutional Class shares have no
                                       sales charge; therefore,
                                       performance is at net asset value.
                                       Performance of Institutional Class
                                       shares will differ from performance
                                       of other share classes due to
                                       differing sales charges and class
                                       expenses.

                                   Over for information on your fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.



AIMinvestments.com      GEQ-INS-1 12/04     [YOUR GOALS. OUR SOLUTIONS.]     [AIM INVESTMENTS LOGO APPEARS HERE]
                                              --Registered Trademark--              --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                period. Simply divide your account        this information to compare the
                                       value by $1,000 (for example, an          ongoing costs of investing in the
As a shareholder of the fund, you      $8,600 account value divided by           fund and other funds. To do so,
incur ongoing costs, including         $1,000 = 8.6), then multiply the          compare this 5% hypothetical
management fees; and other fund        result by the number in the table         example with the 5% hypothetical
expenses. This example is intended     under the heading entitled "Actual        examples that appear in the
to help you understand your ongoing    Expenses Paid During Period" to           shareholder reports of the other
costs (in dollars) of investing in     estimate the expenses you paid on         funds.
the fund and to compare these          your account during this period.
costs with ongoing costs of                                                         Please note that the expenses
investing in other mutual funds.       HYPOTHETICAL EXAMPLE FOR COMPARISON       shown in the table are meant to
The example is based on an             PURPOSES                                  highlight your ongoing costs only.
investment of $1,000 invested at                                                 Therefore, the hypothetical
the beginning of the period and        The table below also provides             information is useful in comparing
held for the entire period July 1,     information about hypothetical            ongoing costs only, and will not
2004-December 31, 2004.                account values and hypothetical           help you determine the relative
                                       expenses based on the fund's actual       total costs of owning different
ACTUAL EXPENSES                        expense ratio and an assumed rate         funds.
                                       of return of 5% per year before
The table below provides               expenses, which is not the fund's
information about actual account       actual return. The hypothetical
values and actual expenses. You may    account values and expenses may not
use the information in this table,     be used to estimate the actual
together with the amount you           ending account balance or expenses
invested, to estimate the expenses     you paid for the period. You may
that you paid over the                 use

====================================================================================================================================
                                                    ACTUAL                         HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES        ENDING ACCOUNT       EXPENSES
                          VALUE                   VALUE             PAID DURING          VALUE           PAID DURING
                       (07/01/04)             (12/31/04)(1)         PERIOD(2,3)        (12/31/04)        PERIOD(2,4)
Institutional Class    $1,000.00                $1,126.60              $6.31           $1,019.20            $5.99

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 12.66% for the Institutional Class shares.

(2) Expenses are equal to the fund's annualized expense ratio, 1.18% for the Institutional Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Effective January 1, 2005, the advisor contractually agreed to waive a portion of its advisory fees. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 1.00% for the Institutional Class shares.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $5.35 for Institutional Class shares.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $5.08 for Institutional Class shares.
====================================================================================================================================

AIMinvestments.com     GEQ-INS-1 12/04

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2004


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-51.84%

AEROSPACE & DEFENSE-2.04%

Boeing Co. (The)                                  114,500   $  5,927,665
========================================================================

APPAREL RETAIL-2.39%

Aeropostale, Inc.(a)                               68,600      2,018,898
------------------------------------------------------------------------
American Eagle Outfitters, Inc.                    18,600        876,060
------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                     39,000      1,246,440
------------------------------------------------------------------------
Stage Stores, Inc.(a)                              49,000      2,034,480
------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                          17,000        754,800
========================================================================
                                                               6,930,678
========================================================================

APPLICATION SOFTWARE-1.03%

FactSet Research Systems Inc.(b)                   51,100      2,986,284
========================================================================

COMMUNICATIONS EQUIPMENT-1.15%

QUALCOMM Inc.(b)                                   78,700      3,336,880
========================================================================

COMPUTER HARDWARE-3.17%

Apple Computer, Inc.(a)                            38,200      2,460,080
------------------------------------------------------------------------
Dell Inc.(a)                                      159,700      6,729,758
========================================================================
                                                               9,189,838
========================================================================

CONSUMER FINANCE-1.30%

Capital One Financial Corp.                        44,900      3,781,029
========================================================================

DEPARTMENT STORES-0.65%

J.C. Penney Co., Inc.                              45,700      1,891,980
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.97%

Apollo Group, Inc.-Class A(a)                      34,793      2,808,143
========================================================================

ELECTRIC UTILITIES-1.51%

TXU Corp.                                          46,200      2,982,672
------------------------------------------------------------------------
Unisource Energy Corp.                             57,500      1,386,325
========================================================================
                                                               4,368,997
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.70%

Dionex Corp.(a)                                    35,700      2,023,119
========================================================================

HEALTH CARE SUPPLIES-0.38%

Haemonetics Corp.(a)                               30,400      1,100,784
========================================================================

HOME ENTERTAINMENT SOFTWARE-0.41%

THQ Inc.(a)                                        52,100      1,195,174
========================================================================

HOMEBUILDING-0.27%

Meritage Homes Corp.(a)                             6,900        777,630
========================================================================

HYPERMARKETS & SUPER CENTERS-2.23%

Costco Wholesale Corp.(b)                         133,600      6,467,576
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES-2.50%

3M Co.(b)                                          88,400   $  7,254,988
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.70%

AT&T Corp.                                        164,400      3,133,464
------------------------------------------------------------------------
CenturyTel, Inc.                                   30,500      1,081,835
------------------------------------------------------------------------
Sprint Corp.                                       28,500        708,225
========================================================================
                                                               4,923,524
========================================================================

LIFE & HEALTH INSURANCE-2.52%

Prudential Financial, Inc.                        133,000      7,309,680
========================================================================

MANAGED HEALTH CARE-2.97%

UnitedHealth Group Inc.                            80,600      7,095,218
------------------------------------------------------------------------
WellPoint Inc.(a)                                  13,200      1,518,000
========================================================================
                                                               8,613,218
========================================================================

MOTORCYCLE MANUFACTURERS-1.23%

Harley-Davidson, Inc.(b)                           58,800      3,572,100
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.71%

Energen Corp.                                      36,200      2,133,990
------------------------------------------------------------------------
Questar Corp.                                      35,200      1,793,792
------------------------------------------------------------------------
Sempra Energy                                      28,000      1,027,040
========================================================================
                                                               4,954,822
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.94%

Anadarko Petroleum Corp.                           32,600      2,112,806
------------------------------------------------------------------------
Apache Corp.                                       13,600        687,752
------------------------------------------------------------------------
Denbury Resources Inc.(a)                          40,000      1,098,000
------------------------------------------------------------------------
Houston Exploration Co. (The)(a)                   89,100      5,017,221
------------------------------------------------------------------------
Remington Oil & Gas Corp.(a)                       69,900      1,904,775
------------------------------------------------------------------------
St. Mary Land & Exploration Co.                    14,300        596,882
========================================================================
                                                              11,417,436
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.47%

Holly Corp.                                        27,700        771,999
------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                   10,800        596,160
========================================================================
                                                               1,368,159
========================================================================

PAPER PRODUCTS-0.99%

Georgia-Pacific Corp.                              76,600      2,870,968
========================================================================

PERSONAL PRODUCTS-2.16%

Gillette Co. (The)                                139,800      6,260,244
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

PHARMACEUTICALS-2.47%

Johnson & Johnson                                 113,000   $  7,166,460
========================================================================

SEMICONDUCTOR EQUIPMENT-0.23%

Lam Research Corp.(a)                              23,600        682,276
========================================================================

SEMICONDUCTORS-4.43%

Analog Devices, Inc.(b)                            18,500        683,020
------------------------------------------------------------------------
Intel Corp.                                       159,400      3,728,366
------------------------------------------------------------------------
Linear Technology Corp.                           157,500      6,104,700
------------------------------------------------------------------------
Maxim Integrated Products, Inc.                    55,300      2,344,167
========================================================================
                                                              12,860,253
========================================================================

SPECIALIZED FINANCE-4.60%

CIT Group Inc.                                    132,700      6,080,314
------------------------------------------------------------------------
Moody's Corp.(b)                                   83,700      7,269,345
========================================================================
                                                              13,349,659
========================================================================

SYSTEMS SOFTWARE-0.54%

Adobe Systems Inc.                                 24,800      1,555,952
========================================================================

THRIFTS & MORTGAGE FINANCE-0.26%

Fremont General Corp.                              30,100        757,918
========================================================================

TRUCKING-0.92%

Hunt (J.B.) Transport Services, Inc.               59,500      2,668,575
========================================================================
    Total Domestic Common Stocks (Cost
      $123,584,293)                                          150,372,009
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-43.02%

AUSTRALIA-2.23%

Australia & New Zealand Banking Group Ltd.
  (Diversified Banks)(c)                           60,200        970,773
------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(b)(c)                                342,400      4,123,039
------------------------------------------------------------------------
St. George Bank Ltd. (Diversified Banks)(c)        69,400      1,372,130
========================================================================
                                                               6,465,942
========================================================================

BELGIUM-1.23%

Algemene Maatschappij voor Nijverheidskredit
  N.V. (Diversified Banks)(c)                      20,300      2,073,106
------------------------------------------------------------------------
KBC Bankverzekerings holding (Diversified
  Banks)(c)                                        19,400      1,483,730
========================================================================
                                                               3,556,836
========================================================================

BRAZIL-0.23%

Petroleo Brasileiro S.A.-Petrobras-Pfd.
  (Integrated Oil & Gas)                           18,100        662,054
========================================================================

CANADA-0.67%

Inmet Mining Corporation (Diversified Metals
  & Mining)(a)                                     38,100        682,842
------------------------------------------------------------------------
Methanex Corp. (Commodity Chemicals)               69,200      1,261,532
========================================================================
                                                               1,944,374
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


CAYMAN ISLANDS-1.00%

ACE Ltd. (Property & Casualty Insurance)           67,800   $  2,898,450
========================================================================

DENMARK-1.95%

A P Moller-Maersk A.S. (Marine)(c)                    309      2,547,532
------------------------------------------------------------------------
William Demant A.S. (Health Care
  Equipment)(a)(b)(c)                              66,547      3,120,122
========================================================================
                                                               5,667,654
========================================================================

FRANCE-0.71%

Societe Generale (Diversified Banks)(c)            20,342      2,055,050
========================================================================

GERMANY-1.72%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)(b)(c)                              10,141      1,636,744
------------------------------------------------------------------------
Schering A.G. (Pharmaceuticals)(c)                 44,970      3,342,375
========================================================================
                                                               4,979,119
========================================================================

GREECE-1.36%

OPAP S.A. (Casinos & Gaming) (Acquired
  08/16/04-11/19/04; Cost $3,172,651)(c)(d)       142,452      3,933,194
========================================================================

ISRAEL-0.48%

Check Point Software Technologies Ltd.
  (Systems Software)(a)(b)                         56,800      1,398,984
========================================================================

ITALY-1.06%

Mediaset S.p.A. (Broadcasting & Cable TV)(c)       61,400        775,783
------------------------------------------------------------------------
Milano Assicurazioni S.p.A (Multi-Line
  Insurance)(c)                                   270,700      1,524,025
------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Wireless
  Telecommunication Services)(c)                  103,300        768,670
========================================================================
                                                               3,068,478
========================================================================

JAPAN-7.76%

Chugoku Electric Power Co., Inc. (The)
  (Electric Utilities)(c)                          46,400        865,674
------------------------------------------------------------------------
Fuji Fire and Marine Insurance Co., Ltd.
  (The) (Property & Casualty Insurance)(c)        351,000      1,142,723
------------------------------------------------------------------------
Hokkaido Electric Power Co., Inc. (Electric
  Utilities)(c)                                    47,300        931,752
------------------------------------------------------------------------
Japan Tobacco Inc. (Tobacco)(c)                       100      1,141,701
------------------------------------------------------------------------
Nikko Cordial Co., Ltd. (The) (Investment
  Banking & Brokerage)(c)                         110,000        583,920
------------------------------------------------------------------------
Nissin Co., Ltd. (Consumer Finance)(c)            326,900        824,847
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(c)                                      2,500      4,621,914
------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(c)                            109,700      5,541,075
------------------------------------------------------------------------
Tohoku Electric Power Co., Inc. (Electric
  Utilities)                                      324,000      5,820,170
------------------------------------------------------------------------
Tokai Tokyo Securities Co., Ltd. (Investment
  Banking & Brokerage)(c)                         340,000      1,045,081
========================================================================
                                                              22,518,857
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

NETHERLANDS-4.53%

ABN AMRO Holding N.V. (Diversified Banks)(c)      127,417   $  3,370,268
------------------------------------------------------------------------
DSM N.V. (Specialty Chemicals)(c)                  38,179      2,464,014
------------------------------------------------------------------------
ING Groep N.V.-Dutch Ctfs. (Other Diversified
  Financial Services)(c)                          242,531      7,319,704
========================================================================
                                                              13,153,986
========================================================================

NORWAY-2.03%

Norsk Hydro A.S.A. (Oil & Gas Exploration &
  Production)(c)                                    8,342        654,868
------------------------------------------------------------------------
Statoil A.S.A. (Integrated Oil & Gas)(c)          332,415      5,239,609
========================================================================
                                                               5,894,477
========================================================================

PANAMA-0.25%

Carnival Corp. (Hotels, Resorts & Cruise
  Lines)                                           12,500        720,375
========================================================================

SOUTH KOREA-0.80%

Honam Petrochemical Corp. (Commodity
  Chemicals)(a)(c)                                 15,100        703,177
------------------------------------------------------------------------
POSCO (Steel)(c)                                    8,990      1,617,847
========================================================================
                                                               2,321,024
========================================================================

SWEDEN-1.42%

Volvo A.B.-Class B (Construction & Farm
  Machinery & Heavy Trucks)(c)                    104,239      4,124,485
========================================================================

SWITZERLAND-0.55%

Straumann A.G. (Health Care Equipment)(c)           7,675      1,580,717
========================================================================

TAIWAN-0.90%

China Steel Corp. (Steel)(c)                    2,318,310      2,622,591
========================================================================

UNITED KINGDOM-12.14%

Aviva PLC (Multi-Line Insurance)(c)               217,590      2,614,270
------------------------------------------------------------------------
Carpetright PLC (Home Improvement Retail)(c)       78,240      1,709,378
------------------------------------------------------------------------
Friends Provident PLC (Life & Health
  Insurance)(c)                                 1,014,040      2,991,133
------------------------------------------------------------------------
Legal & General Group PLC (Life & Health
  Insurance)(c)                                   502,430      1,057,801
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

Lloyds TSB Group PLC (Diversified Banks)(c)       811,280   $  7,370,501
------------------------------------------------------------------------
SABMiller PLC (Brewers)(c)                         79,050      1,308,329
------------------------------------------------------------------------
Singer & Friedlander Group PLC (Diversified
  Capital Markets)(c)                             407,220      2,065,502
------------------------------------------------------------------------
Tesco PLC (Food Retail)(c)                      1,176,750      7,255,021
------------------------------------------------------------------------
Viridian Group PLC (Electric Utilities)(c)        205,200      2,868,787
------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(c)            437,860      4,740,819
------------------------------------------------------------------------
Wolverhampton & Dudley Breweries PLC
  (Brewers)(c)                                     58,830      1,238,732
========================================================================
                                                              35,220,273
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $99,388,408)                           124,786,920
========================================================================

MONEY MARKET FUNDS-4.92%

Liquid Assets Portfolio-Institutional
  Class(e)                                      7,135,683      7,135,683
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)     7,135,683      7,135,683
========================================================================
    Total Money Market Funds (Cost
      $14,271,366)                                            14,271,366
========================================================================
TOTAL INVESTMENTS-99.78% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $237,244,067)                289,430,295
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-8.39%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  12,166,970     12,166,970
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(e)(f)                                  12,166,971     12,166,971
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $24,333,941)                                      24,333,941
========================================================================
TOTAL INVESTMENTS-108.17% (Cost $261,578,008)                313,764,236
========================================================================
OTHER ASSETS LESS LIABILITIES-(8.17%)                        (23,695,595)
========================================================================
NET ASSETS-100.00%                                          $290,068,641
________________________________________________________________________
========================================================================

Investment Abbreviations:

Ctfs.  - Certificates
Pfd.   - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2004.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at December 31, 2004 was $111,342,512, which represented 35.49% of the Fund's Total Investments. See
    Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at December 31, 2004 represented 1.36% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS:

Investments, at market value (cost
  $222,972,701)*                               $275,158,929
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $38,605,307)                             38,605,307
===========================================================
    Total investments (cost $261,578,008)       313,764,236
===========================================================
Foreign currencies, at market value (cost
  $173,556)                                         177,981
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  951,272
-----------------------------------------------------------
  Dividends                                         171,441
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               16,333
-----------------------------------------------------------
Other assets                                         62,574
===========================================================
    Total assets                                315,143,837
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            415,384
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 21,070
-----------------------------------------------------------
  Collateral upon return of securities loaned    24,333,941
-----------------------------------------------------------
Accrued distribution fees                           185,439
-----------------------------------------------------------
Accrued transfer agent fees                          70,687
-----------------------------------------------------------
Accrued operating expenses                           48,675
===========================================================
    Total liabilities                            25,075,196
===========================================================
Net assets applicable to shares outstanding    $290,068,641
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $232,597,295
-----------------------------------------------------------
Undistributed net investment income (loss)          (16,800)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and futures contracts                           5,295,297
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              52,192,849
===========================================================
                                               $290,068,641
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $182,415,843
___________________________________________________________
===========================================================
Class B                                        $ 74,119,683
___________________________________________________________
===========================================================
Class C                                        $ 20,375,227
___________________________________________________________
===========================================================
Institutional Class                            $ 13,157,888
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          11,654,774
___________________________________________________________
===========================================================
Class B                                           4,908,856
___________________________________________________________
===========================================================
Class C                                           1,351,182
___________________________________________________________
===========================================================
Institutional Class                                 836,367
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.65
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.65 divided by
      95.25%)                                  $      16.43
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.10
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.08
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      15.73
___________________________________________________________
===========================================================

* At December 31, 2004, securities with an aggregate market value of $23,585,827 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $325,780)        $ 3,719,782
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  securities lending income of $49,778*)                          234,628
-------------------------------------------------------------------------
Interest                                                            3,779
=========================================================================
    Total investment income                                     3,958,189
=========================================================================

EXPENSES:

Advisory fees                                                   2,103,152
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     84,851
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         681,690
-------------------------------------------------------------------------
  Class B                                                         642,518
-------------------------------------------------------------------------
  Class C                                                         130,813
-------------------------------------------------------------------------
Transfer agent fees                                               624,439
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            559
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             18,571
-------------------------------------------------------------------------
Other                                                             267,786
=========================================================================
    Total expenses                                              4,604,379
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
      arrangements                                                (46,599)
=========================================================================
    Net expenses                                                4,557,780
=========================================================================
Net investment income (loss)                                     (599,591)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                        16,017,181
-------------------------------------------------------------------------
  Foreign currencies                                              110,100
-------------------------------------------------------------------------
  Futures contracts                                               274,074
=========================================================================
                                                               16,401,355
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        29,650,591
-------------------------------------------------------------------------
  Foreign currencies                                              (33,717)
=========================================================================
                                                               29,616,874
=========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                            46,018,229
=========================================================================
Net increase in net assets resulting from operations          $45,418,638
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (599,591)   $ (1,017,461)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            16,401,355      25,939,356
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           29,616,874      21,731,439
==========================================================================================
    Net increase in net assets resulting from operations        45,418,638      46,653,334
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (8,703,573)     (1,099,695)
------------------------------------------------------------------------------------------
  Class B                                                       (3,757,370)       (657,717)
------------------------------------------------------------------------------------------
  Class C                                                         (988,497)       (104,451)
------------------------------------------------------------------------------------------
  Institutional Class                                             (647,260)             --
==========================================================================================
    Decrease in net assets resulting from distributions        (14,096,700)     (1,861,863)
==========================================================================================
Share transactions-net:
  Class A                                                       53,265,793      14,480,900
------------------------------------------------------------------------------------------
  Class B                                                        2,659,676      (8,037,693)
------------------------------------------------------------------------------------------
  Class C                                                        8,517,732       3,472,062
------------------------------------------------------------------------------------------
  Institutional Class                                           12,681,245              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               77,124,446       9,915,269
==========================================================================================
    Net increase in net assets                                 108,446,384      54,706,740
==========================================================================================

NET ASSETS:

  Beginning of year                                            181,622,257     126,915,517
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(16,800) and $(96,189), respectively)          $290,068,641    $181,622,257
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Equity Fund, formerly known as Global Trends Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets in excess of $1.5 billion. Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of 0.80% of the first $250 million, plus 0.78% of the next $250 million, plus 0.76% of the next $500 million, plus 0.74% of the next $1.5 billion, plus 0.72% of the next $2.5 billion, plus 0.70% of the next $2.5 billion, plus 0.68% of the next $2.5 billion, plus 0.66% of the Fund's average daily net assets in excess of $10 billion. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 2.00%, 2.50%, 2.50% and 1.50% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended December 31, 2004, AIM waived fees of $2,638.

    For the year ended December 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $40,853 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement for the year ended December 31, 2004, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. AISI did not reimburse fees during the period under this expense limitation. For the year ended December 31, 2004, the Fund paid AISI $624,439 for Class A, Class B, Class C and Class R shares and $559 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Effective January 1, 2005 the Trustees approved a permanent reduction in the annual rate payable by the Fund to AIM Distributors to 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2004, the Class A, Class B and Class C shares paid $681,690, $642,518 and $130,813, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2004, AIM Distributors advised the Fund that it retained $62,651 in front-end sales commissions from the sale of Class A shares and $222, $11,701 and $1,023 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/03          AT COST          FROM SALES       (DEPRECIATION)      12/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,266,639      $44,591,119       $(42,722,075)         $   --         $ 7,135,683     $ 92,944       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,266,639       44,591,119        (42,722,075)             --           7,135,683       91,906           --
==================================================================================================================================
    Subtotal      $10,533,278      $89,182,238       $(85,444,150)         $   --         $14,271,366     $184,850       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/03          AT COST          FROM SALES       (DEPRECIATION)      12/31/04        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $10,778,427      $ 83,149,415      $ (81,760,872)        $   --         $12,166,970     $ 25,047       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            10,778,427        70,428,829        (69,040,285)            --          12,166,971       24,731           --
==================================================================================================================================
    Subtotal      $21,556,854      $153,578,244      $(150,801,157)        $   --         $24,333,941     $ 49,778       $   --
==================================================================================================================================
    Total         $32,090,132      $242,760,482      $(236,245,307)        $   --         $38,605,307     $234,628       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended December 31, 2004, the Fund received credits in transfer agency fees of $2,852 and credits in custodian fees of $256 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $3,108.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2004, the Fund paid legal fees of $3,079 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7-- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2004, securities with an aggregate value of $23,585,827 were on loan to brokers. The loans were secured by cash collateral of $24,333,941 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $49,778 for securities lending transactions.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                                 2004           2003
---------------------------------------------------------------------------------------
Distributions paid from:
---------------------------------------------------------------------------------------
  Ordinary income                                             $ 6,685,845    $       --
---------------------------------------------------------------------------------------
  Long-term capital gain                                        7,410,855     1,861,863
=======================================================================================
Total distributions                                           $14,096,700    $1,861,863
_______________________________________________________________________________________
=======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2004, the components of net assets on a tax basis were as follows:

                                                                    2004
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  1,838,390
----------------------------------------------------------------------------
Undistributed long-term gain                                       3,453,814
----------------------------------------------------------------------------
Unrealized appreciation -- investments                            52,195,942
----------------------------------------------------------------------------
Temporary book/tax differences                                       (16,800)
----------------------------------------------------------------------------
Shares of beneficial interest                                    232,597,295
============================================================================
Total net assets                                                $290,068,641
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $6,621.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund utilized $1,005,765 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes.

    The Fund does not have a capital loss carryforward as of December 31, 2004.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2004 was $292,547,653 and $234,340,910, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $52,665,543
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (476,222)
===============================================================================
Net unrealized appreciation of investment securities               $52,189,321
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $261,574,915.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, passive foreign investment company transactions, partnership transactions, return of capital on distributions, use of proceeds from redemptions as distributions and net operating losses, on December 31, 2004, undistributed net investment income (loss) was increased by $678,980, undistributed net realized gain was decreased by $1,069,096 and shares of beneficial interest increased by $390,116. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING (a)
----------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,988,346    $ 58,566,755     3,158,946    $ 35,887,979
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,895,283      26,890,560     1,249,960      14,101,531
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        790,970      11,285,487       478,993       5,518,242
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         842,987      12,784,860            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        529,315       8,130,282        79,020       1,041,482
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        236,432       3,503,919        48,243         617,509
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         64,371         952,680         7,806          99,838
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                              37             576            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,088,278      15,900,255     1,005,025      11,354,405
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,123,493)    (15,900,255)   (1,032,096)    (11,354,405)
======================================================================================================================
Reacquired:(c)
  Class A                                                     (2,017,034)    (29,331,499)   (3,045,439)    (33,802,966)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (846,484)    (11,834,548)   (1,080,501)    (11,402,328)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (264,781)     (3,720,435)     (195,070)     (2,146,018)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          (6,657)       (104,191)           --              --
======================================================================================================================
                                                               5,177,570    $ 77,124,446       674,887    $  9,915,269
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entity, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) Institutional Class shares commenced sales on April 30, 2004.
(c) Amount is net of redemption fees of $4,833, $2,171, $476 and $107 for Class A, Class B, Class C and Institutional Class for 2004, respectively, and $234, $160, and $18 for Class A, Class B and Class C shares for 2003, respectively, based on the relative net assets of each class.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2004           2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.54       $   9.95       $ 11.00       $ 13.33       $ 15.78
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)      (0.06)(a)     (0.02)(a)     (0.10)(a)     (0.19)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.93           3.79         (1.03)        (2.17)        (1.11)
===============================================================================================================================
    Total from investment operations                              2.91           3.73         (1.05)        (2.27)        (1.30)
===============================================================================================================================
Less distributions:
  Dividends from net investment income                              --             --            --         (0.06)           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.80)         (0.14)           --            --         (1.15)
===============================================================================================================================
    Total distributions                                          (0.80)         (0.14)           --         (0.06)        (1.15)
===============================================================================================================================
Redemptions fees added to shares of beneficial interest           0.00           0.00            --            --            --
===============================================================================================================================
Net asset value, end of period                                $  15.65       $  13.54       $  9.95       $ 11.00       $ 13.33
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  21.64%         37.51%        (9.55)%      (17.03)%       (7.90)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $182,416       $109,205       $68,335       $80,630       $20,751
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.94%(c)       2.00%         2.00%         2.00%         2.00%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.96%(c)       2.05%         2.05%         2.25%         2.14%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.11)%(c)     (0.50)%       (0.18)%       (0.94)%       (1.27)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            115%           178%           80%          154%          260%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $136,338,037.

                                                                                          CLASS B
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                               2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.15       $  9.71       $ 10.80       $ 13.12       $ 15.62
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.09)(a)     (0.11)(a)     (0.07)(a)     (0.15)(a)     (0.26)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.84          3.69         (1.02)        (2.13)        (1.09)
=============================================================================================================================
    Total from investment operations                             2.75          3.58         (1.09)        (2.28)        (1.35)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                             --            --            --         (0.04)           --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.80)        (0.14)           --            --         (1.15)
=============================================================================================================================
    Total distributions                                         (0.80)        (0.14)           --         (0.04)        (1.15)
=============================================================================================================================
Redemptions fees added to shares of beneficial interest          0.00          0.00            --            --            --
=============================================================================================================================
Net asset value, end of period                                $ 15.10       $ 13.15       $  9.71       $ 10.80       $ 13.12
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                 21.06%        36.90%       (10.09)%      (17.36)%       (8.30)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $74,120       $62,424       $54,029       $81,459       $22,279
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.44%(c)      2.50%         2.50%         2.50%         2.50%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.46%(c)      2.55%         2.55%         2.75%         2.64%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.61)%(c)    (1.00)%       (0.68)%       (1.44)%       (1.77)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                           115%          178%           80%          154%          260%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $64,251,818.

                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------
                                                               2004          2003         2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.14       $ 9.71       $ 10.79       $ 13.11       $15.62
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.09)(a)    (0.11)(a)     (0.07)(a)     (0.16)(a)    (0.26)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.83         3.68         (1.01)        (2.12)       (1.10)
===========================================================================================================================
    Total from investment operations                             2.74         3.57         (1.08)        (2.28)       (1.36)
===========================================================================================================================
Less distributions:
  Dividends from net investment income                             --           --            --         (0.04)          --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.80)       (0.14)           --            --        (1.15)
===========================================================================================================================
    Total distributions                                         (0.80)       (0.14)           --         (0.04)       (1.15)
===========================================================================================================================
Redemptions fees added to shares of beneficial interest          0.00         0.00            --            --           --
===========================================================================================================================
Net asset value, end of period                                $ 15.08       $13.14       $  9.71       $ 10.79       $13.11
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                 21.00%       36.79%       (10.01)%      (17.37)%      (8.37)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $20,375       $9,993       $ 4,551       $ 4,600       $1,789
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.44%(c)     2.50%         2.50%         2.50%        2.50%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.46%(c)     2.55%         2.55%         2.75%        2.64%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.61)%(c)   (1.00)%       (0.68)%       (1.44)%      (1.77)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                           115%         178%           80%          154%         260%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $13,081,341.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                   DECEMBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 13.98
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.07(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 2.48
===================================================================================
    Total from investment operations                                     2.55
===================================================================================
Less distributions from net realized gains                              (0.80)
===================================================================================
Redemptions fees added to shares of beneficial interest                  (.00)
===================================================================================
Net asset value, end of period                                        $ 15.73
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         18.39%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $13,158
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         1.18%(c)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      1.20%(c)
===================================================================================
Ratio of net investment income to average net assets                     0.65%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                115%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,030,285.
(d)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM

Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.
*                                       *                                      *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Global Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Global Equity Fund, formerly known as AIM Global Trends Fund, (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP

February 18, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of December 31, 2004

The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------


   INTERESTED PERSONS

---------------------------------------------------------------------------------------------------------------------------------


   Robert H. Graham(1) -- 1946     1998             Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                          Group Inc. (financial services holding
   President                                        company); Director and Vice Chairman,
                                                    AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a
                                                    global investment management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors,
                                                    Inc. (registered broker dealer), AIM
                                                    Investment Services, Inc., (registered
                                                    transfer agent), and Fund Management
                                                    Company (registered broker dealer); and
                                                    Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products

---------------------------------------------------------------------------------------------------------------------------------


   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    None
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.
   President                                        (financial services holding company);
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.
                                                    (registered transfer agent), Fund
                                                    Management Company (registered broker
                                                    dealer) and INVESCO Distributors, Inc.
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President
                                                    and Chief Executive Officer, INVESCO
                                                    Funds Group, Inc.; President and Chief
                                                    Executive Officer, INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc
                                                    Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.

---------------------------------------------------------------------------------------------------------------------------------


   INDEPENDENT TRUSTEES

---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett(3) -- 1944    2001             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                                (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)

---------------------------------------------------------------------------------------------------------------------------------


   Bob R. Baker -- 1936            2003             Retired                                    None
   Trustee
                                                    Formerly: President and Chief Executive
                                                    Officer, AMC Cancer Research Center; and
                                                    Chairman and Chief Executive Officer,
                                                    First Columbia Financial Corporation

---------------------------------------------------------------------------------------------------------------------------------


   Frank S. Bayley -- 1939         1985             Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
                                                    Formerly: Partner, law firm of Baker &
                                                    McKenzie

---------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003             Co-President and Founder, Green, Manning   None
   Trustee                                          & Bunch Ltd., (investment banking firm);
                                                    and Director, Policy Studies, Inc. and
                                                    Van Gilder Insurance Corporation

---------------------------------------------------------------------------------------------------------------------------------


   Albert R. Dowden -- 1941        2001             Director of a number of public and         Cortland Trust, Inc. (Chairman)
   Trustee                                          private business corporations, including   (registered investment company);
                                                    the Boss Group Ltd. (private investment    Annuity and Life Re (Holdings),
                                                    and management) and Magellan Insurance     Ltd. (insurance company)
                                                    Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various
                                                    affiliated Volvo companies

---------------------------------------------------------------------------------------------------------------------------------


   Edward K. Dunn, Jr. -- 1935     2001             Retired                                    None
   Trustee
                                                    Formerly: Chairman, Mercantile Mortgage
                                                    Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.

---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001             Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                          Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                    company) and Texana Timber LP
                                                    (sustainable forestry company)

---------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001             Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                          Naftalis and Frankel LLP                   investment company)

---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of December 31, 2004




The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                    Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003               Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                            (California)
                                                      Formerly: Associate Justice of the
                                                      California Court of Appeals
-----------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly: Chief Executive Officer, YWCA    None
   Trustee                                            of the USA
-----------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper      None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar(4) -- 1939       2001               Executive Vice President, Development      None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-----------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------


   OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley(5) -- 1959     2004               Senior Vice President, A I M Management    N/A
   Senior Vice President and                          Group Inc. (financial services holding
   Chief Compliance Officer                           company); Senior Vice President and
                                                      Chief Compliance Officer, A I M
                                                      Advisors, Inc.; Vice President and Chief
                                                      Compliance Officer, A I M Capital
                                                      Management, Inc. and A I M Distributors,
                                                      Inc.; and Vice President, AIM Investment
                                                      Services, Inc. and Fund Management
                                                      Company
                                                      Formerly: Senior Vice President and
                                                      Compliance Director, Delaware
                                                      Investments Family of Funds
-----------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003               Director, Senior Vice President,           N/A
   Senior Vice President,                             Secretary and General Counsel, A I M
   Secretary and Chief Legal                          Management Group Inc. (financial
   Officer                                            services holding company) and A I M
                                                      Advisors, Inc.; Director and Vice
                                                      President, INVESCO Distributors, Inc.;
                                                      Vice President, A I M Capital
                                                      Management, Inc., and AIM Investment
                                                      Services, Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company and Senior Vice President, A I M
                                                      Distributors, Inc.
                                                      Formerly: Senior Vice President and
                                                      General Counsel, Liberty Financial
                                                      Companies, Inc.; and Senior Vice
                                                      President and General Counsel, Liberty
                                                      Funds Group, LLC and Vice President,
                                                      A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          2002               Managing Director and Director of Money    N/A
   Vice President                                     Market Research and Special Projects,
                                                      A I M Capital Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                       Advisors, Inc.
                                                      Formerly: Senior Vice President, AIM
                                                      Investment Services, Inc.; and Vice
                                                      President, A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004               Director of Cash Management, Managing      N/A
   Vice President                                     Director and Chief Cash Management
                                                      Officer, A I M Capital Management, Inc;
                                                      Director and President, Fund Management
                                                      Company; and Vice President, A I M
                                                      Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(4) -- 1940      2002               Executive Vice President, A I M            N/A
   Vice President                                     Management Group, Inc.; Senior Vice
                                                      President, A I M Advisors, Inc., and
                                                      President, Director of Investments,
                                                      Chief Executive Officer and Chief
                                                      Investment Officer, A I M Capital
                                                      Management, Inc. (See footnote (4)
                                                      below.)
                                                      Formerly: Director of A I M Advisors,
                                                      Inc. and A I M Management Group Inc.,
                                                      A I M Advisors, Inc.; and Director and
                                                      Chairman, A I M Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

(4) Mr. Sklar and Mr. Larsen retired effective December 31, 2004.
(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, Texas
                                                                                77002-5678
COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
                              INDEPENDENT TRUSTEES
Ballard Spahr                                          AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   919 Third Avenue         Houston, TX 77210-4739   Boston, MA 02110-2801
                              New York, NY 10022-3852



REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)



Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2004, 11.73% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $7,800,855 for the Fund's tax year ended December 31, 2004.



For its tax year ended December 31, 2004, the Fund designated 48.30%, or the maximum allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

           DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(6)                    AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                        AIM Money Market Fund
AIM Core Stock Fund(1)                       AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund                AIM Total Return Bond Fund
AIM Diversified Dividend Fund                AIM International Small Company Fund(7)      Premier U.S. Government Money Portfolio(1)
AIM Dynamics Fund(1)                         AIM Trimark Fund
AIM Emerging Growth Fund                                                                  TAX-FREE
AIM Large Cap Basic Value Fund                          SECTOR EQUITY
AIM Large Cap Growth Fund                                                                 AIM High Income Municipal Fund
AIM Libra Fund                               AIM Advantage Health Sciences Fund(1)        AIM Municipal Bond Fund
AIM Mid Cap Basic Value Fund                 AIM Energy Fund(1)                           AIM Tax-Exempt Cash Fund
AIM Mid Cap Core Equity Fund(2)              AIM Financial Services Fund(1)               AIM Tax-Free Intermediate Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund
AIM Mid Cap Stock Fund(1)                    AIM Gold & Precious Metals Fund(1)                  AIM ALLOCATION SOLUTIONS
AIM Opportunities I Fund                     AIM Health Sciences Fund(1)
AIM Opportunities II Fund                    AIM Leisure Fund(1)                          AIM Aggressive Allocation Fund
AIM Opportunities III Fund                   AIM Multi-Sector Fund(1)                     AIM Conservative Allocation Fund
AIM Premier Equity Fund                      AIM Real Estate Fund                         AIM Moderate Allocation Fund
AIM S&P 500 Index Fund(1)                    AIM Technology Fund(1)
AIM Select Equity Fund                       AIM Utilities Fund(1)
AIM Small Cap Equity Fund(3)
AIM Small Cap Growth Fund(4)                 ================================================================================
AIM Small Company Growth Fund(1)             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Total Return Fund*(1)                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Endeavor Fund                    FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.
AIM Trimark Small Companies Fund             ================================================================================
AIM Weingarten Fund

* Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. The fund will close to new investors when net assets reach $500 million.

   If used after April 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.

AIMinvestments.com                  GEQ-AR-1            A I M Distributors, Inc.

                             [YOUR GOALS. OUR SOLUTIONS.] --Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash                                     [AIM INVESTMENTS LOGO]
Funds    Products                 Savings   Managed      Products   Management                              --Registered Trademark--
                                  Plans     Accounts
--------------------------------------------------------------------------------

                                                    AIM MID CAP CORE EQUITY FUND
                               Annual Report to Shareholders o December 31, 2004

                                  [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
--Registered Trademark--                                --Registered Trademark--

====================================================================================================================================
AIM MID CAP CORE EQUITY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of 12/31/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged Lipper Mid-Cap               The fund files its complete schedule of
                                             --Registered Trademark-- Core Fund Index     portfolio holdings with the Securities
o Effective 9/30/03, Class B shares are      represents an average of the performance     and Exchange Commission ("SEC") for the
not available as an investment for           of the 30 largest mid-capitalization         1st and 3rd quarters of each fiscal year
retirement plans maintained pursuant to      core funds tracked by Lipper, Inc., an       on Form N-Q. The fund's Form N-Q filings
Section 401 of the Internal Revenue          independent mutual fund performance          are available on the SEC's Web site at
Code, including 401(k) plans, money          monitor.                                     http://www.sec.gov. Copies of the fund's
purchase pension plans and profit                                                         Forms N-Q may be reviewed and copied at
sharing plans. Plans that have existing      o The fund is not managed to track the       the SEC's Public Reference Room at 450
accounts invested in Class B shares will     performance of any particular index,         Fifth Street, N.W., Washington, D.C.
continue to be allowed to make               including the indexes defined here, and      20549-0102. You can obtain information
additional purchases.                        consequently, the performance of the         on the operation of the Public Reference
                                             fund may deviate significantly from the      Room, including information about
o Class R shares are available only to       performance of the indexes.                  duplicating fee charges, by calling
certain retirement plans. Please see the                                                  1-202-942-8090 or by electronic request
prospectus for more information.             o A direct investment cannot be made in      at the following e-mail address:
                                             an index. Unless otherwise indicated,        publicinfo@sec.gov. The SEC file numbers
PRINCIPAL RISKS OF INVESTING IN THE FUND     index results include reinvested             for the fund are 811-2699 and 2-57526.
                                             dividends, and they do not reflect sales     The fund's most recent portfolio
o Investing in small and mid-size            charges. Performance of an index of          holdings, as filed on Form N-Q, are also
companies involves risks not associated      funds reflects fund expenses;                available at AIMinvestments.com.
with investing in more established           performance of a market index does not.
companies, including business risk,                                                       A description of the policies and
significant stock price fluctuations and     OTHER INFORMATION                            procedures that the fund uses to
illiquidity.                                                                              determine how to vote proxies relating
                                             o The returns shown in the Management's      to portfolio securities is available
o The fund may invest up to 25% of its       Discussion of Fund Performance are based     without charge, upon request, from our
assets in the securities of non-U.S.         on net asset values calculated for           Client Services department at
issuers. International investing             shareholder transactions. Generally          800-959-4246 or on the AIM Web site,
presents certain risks not associated        accepted accounting principles require       AIMinvestments.com. On the home page,
with investing solely in the United          adjustments to be made to the net assets     scroll down and click on AIM Funds Proxy
States. These include risks relating to      of the fund at period end for financial      Policy. The information is also
fluctuations in the value of the U.S.        reporting purposes, and as such, the net     available on the Securities and Exchange
dollar relative to the values of other       asset values for shareholder                 Commission's Web site, sec.gov.
currencies, the custody arrangements         transactions and the returns based on
made for the fund's foreign holdings,        those net asset values may differ from       Information regarding how the fund voted
differences in accounting, political         the net asset values and returns             proxies related to its portfolio
risks and the lesser degree of public        reported in the Financial Highlights.        securities during the 12 months ended
information required to be provided by                                                    6/30/04 is available at our Web site. Go
non-U.S. companies.                          o Industry classifications used in this      to AIMinvestments.com, access the About
                                             report are generally according to the        Us tab, click on Required Notices and
ABOUT INDEXES USED IN THIS REPORT            Global Industry Classification Standard,     then click on Proxy Voting Activity.
                                             which was developed by and is the            Next, select your fund from the
o The unmanaged Standard & Poor's            exclusive property and a service mark of     drop-down menu.
Composite Index of 500 Stocks (the S&P       Morgan Stanley Capital International
500 --Registered Trademark-- Index) is       Inc. and Standard & Poor's.
an index of common stocks frequently
used as a general measure of U.S. stock
market performance.

o The unmanaged Lehman U.S. Aggregate
Bond Index, which represents the U.S.
investment-grade fixed-rate bond market
(including government and corporate
securities, mortgage pass-through
securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Russell Midcap
--Registered Trademark-- Index
represents the performance of the stocks of domestic mid-capitalization companies.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

=======================================================
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
=======================================================

AIMinvestments.com

AIM MID CAP CORE EQUITY

                      DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF FUNDS
                      --Registered Trademark-- :

                      NEW BOARD CHAIRMAN

                      It is our pleasure to introduce you to Bruce Crockett, the
[GRAHAM               new Chairman of the Board of Trustees of the AIM Funds.
PHOTO]                Bob Graham has served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that
ROBERT H. GRAHAM      position in 2000. However, as you may be aware, the U.S.
                      Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a
[WILLIAMSON           trustee who is not an officer of the fund's investment
PHOTO]                advisor, serve as chairman of the funds' Board. In
                      addition, a similar provision was included in the terms of
MARK H. WILLIAMSON    AIM Advisors' recent settlements with certain regulators.
                      Accordingly, the AIM Funds' Board recently elected Mr.
                      Crockett, one of the 14 independent trustees on the AIM
[CROCKETT             Funds' Board, as Chairman. His appointment became
PHOTO]                effective on October 4, 2004. Mr. Graham will remain on
                      the funds' Board, as will Mark Williamson, President and
BRUCE L. CROCKETT     Chief Executive Officer of AIM. Mr. Graham will also
                      remain Chairman of AIM Investments --Registered
                      Trademark-- .

                         Mr. Crockett has been a member of the AIM Funds' Board
                      since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds' Board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

                      MARKET CONDITIONS DURING THE FISCAL YEAR

                      After nine months of slow growth, equity markets rallied late in the year to produce solid results for 2004. The
                      S&P 500 Index was up 10.87% for the year as a whole, but that includes the 9.23% total return for the fourth quarter alone. For bonds, the turning point came earlier.
                      Almost all of the 4.34% return produced by the Lehman U.S.
                      Aggregate Bond Index came during the second half of the year, despite the fact that the Federal Reserve had begun raising short-term interest rates about halfway through the year. Overseas markets followed a similar pattern, with quite robust double-digit performance across the board, most of it produced during the second half of the year.

                         All in all, 2004 was a good year for American
                      investors, with the decline in the dollar over the course of the year lending a boost to returns from foreign holdings. And there were a number of solid economic numbers to report as of the end of the year:

                         o U.S. gross domestic product (GDP) rose each quarter during 2004. And respondents to the BusinessWeek magazine survey foresaw 2005 GDP growth at 3.5%, above the post-World War II average of 3.4%.

                         o The Institute for Supply Management's manufacturing and nonmanufacturing indexes -- based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy -- both continued to rise during December and remained in very strong territory.

                         o Thomson First Call, which tracks corporate earnings and other information for clients in financial service industries, estimated S&P 500 earnings to be up 10.5% in 2005.

                         Of course, none of this can guarantee that 2005 will be
                      another good year. Over the short term, the only sure thing about the investment markets is their unpredictability. Hence, we have always urged shareholders to keep a long-term perspective on all their investments.

                      YOUR FUND

                      The following pages present a discussion of how your fund invests, how it performed compared to pertinent benchmarks during the fiscal year and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often.
                      Updated information on your fund is always available there, as well as general information on a variety of investing topics.

                         As always, AIM is committed to building solutions for
                      your investment goals, and we thank you for your participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

                      Sincerely,

                      /S/ ROBERT H. GRAHAM                     /S/ MARK H. WILLIAMSON

                      Robert H. Graham                         Mark H. Williamson
                      Chairman, AIM Investments                CEO & President, AIM Investments
                      President & Vice Chairman, AIM Funds     Trustee, AIM Funds

                      January 28, 2005

                      AIM Investments is a registered service mark of A I M
                      Management Group Inc. A I M Advisors, Inc. and A I M
                      Capital Management, Inc. are the investment advisors and A
                      I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MID CAP CORE EQUITY

MANAGEMENT'S DISCUSSION OF FUND              HOW WE INVEST                                purchase select undervalued companies
PERFORMANCE                                                                               with strong long-term prospects.
                                             Throughout the year we adhered to our
This fund invests in mid-cap companies       investment discipline. We invest in             Nine of 10 sectors contributed
with attractive long-term growth             growing companies with strong business       positively to fund performance for the
prospects -- companies that are managed      attributes that are experiencing some        year, and eight of them produced
by good stewards of capital whose track      near-term price weakness due to              double-digit returns. The fund's returns
records and business plans suggest a         temporary setbacks or market trends.         in energy, health care, consumer
strong likelihood of success.                From such companies we select those with     discretionary and industrials provided
                                             both consistent free cash flow profiles      the most significant contribution to
========================================     and management teams able to direct them     fund performance.
FUND VS. INDEXES                             through the setback and on to achieve
                                             long-term capital appreciation and lower        As stated, we focus on companies with
TOTAL RETURNS, 12/31/03 - 12/31/04,          downside risk. We believe these              strong long-term potential that are
EXCLUDING APPLICABLE SALES CHARGES. IF       attributes are consistent with the           experiencing some near-term distress.
SALES CHARGES WERE INCLUDED, RETURNS         expectations shareholders have for a         This is often in contrast to prevailing
WOULD BE LOWER.                              core equity fund designed to complement      market sentiment. For example, when oil
                                             their more aggressive equity                 prices tapered from the historic highs
Class A Shares                    13.82%     investments.                                 seen in October, many investors
                                                                                          indiscriminately sold energy stocks,
Class B Shares                    13.00      MARKET CONDITIONS AND YOUR FUND              particularly oil service company stocks,
                                                                                          causing their prices to decline.
Class C Shares                    13.01      In the relatively flat market
                                             environment of spring and early summer          We used that opportunity to add to
Class R Shares                    13.57      2004, the fund outperformed its              our existing positions in select oil
                                             benchmark market indexes, the S&P 500        service companies while adding new
S&P 500 Index                                Index and the Russell Midcap Index. In       positions in B.J. Services and FMC
(Broad Market Index)              10.87      the fourth quarter of the year, the          Technologies. Though such companies'
                                             market rewarded the stocks of many           short-term price movements are often
Russell Midcap Index                         companies with weaker financial              affected by oil prices, we believe that
(Style-specific Index)            20.22      positions and less predictable earnings      worldwide demand for oil will continue
                                             and cash flow profiles. Thus the market      to cause exploration and production
Lipper Mid-Cap Core Fund Index               rewarded stocks that were not in the         companies to increase production, which
(Peer Group Index)                15.44      fund's portfolio because they did not        directly benefits oil service companies.
                                             meet our investment criteria. Because of
SOURCE: LIPPER, INC.                         its greater upward movement, the fourth         Despite weakness in the fourth
========================================     quarter virtually determined the year's      quarter, the energy sector was among the
                                             market results. However, while the           best-performing sectors in both the fund
   For the year ended December 31, 2004,     market focused on more cyclical stocks       and its benchmarks for the year,
the fund outperformed the broad market       rather than stocks with more stable          consistent with the overall strength in
index, the S&P 500 Index, by almost 300      profiles, we found opportunities to          oil prices. Two of the fund's
basis points (3.0%). Mid-sized companies                                                  top-performing holdings in this sector,
broadly outperformed larger companies,                                                    Williams Cos. and long-term holding
which are well-represented in the S&P                                                     Noble Corp., also made strong
500 Index. The fund's underperformance                                                    contributions to overall fund
as compared to the Russell Midcap Index                                                   performance.
can be primarily attributed to an
underweight position in a strong-                                                            Republic Services, a long-term fund
performing financials sector and weak                                                     holding in industrials, was among top
relative performance by the fund's                                                        individual contributors to fund
holdings in the information technology                                                    performance during the
sector.

====================================================================================================================================

PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                      TOP 10 INDUSTRIES*
By sector
                                              1. International Flavors &                   1. Specialty Chemicals             6.3%
              [PIE CHART]                        Fragrances Inc.                 2.6%
                                                                                           2. Regional Banks                  5.0
Industrials                         7.0%      2. Republic Services, Inc.         2.3
                                                                                           3. Oil & Gas Exploration &
Consumer Staples                    6.0%      3. Mohawk Industries, Inc.         2.3          Production                      4.1

Health Care                         5.7%      4. Williams Cos., Inc. (The)       2.1       4. Pharmaceuticals                 3.6

Utilities                           3.0%      5. Forest Laboratories, Inc.       2.1       5. Electronic Equipment
                                                                                              Manufacturers                   3.5
Telecommunication Services          1.1%      6. Noble Corp. (Cayman Islands)    2.1
                                                                                           6. Semiconductors                  3.1
Money Market Funds Plus                       7. Ceridian Corp.                  2.0
                                                                                           7. Publishing                      3.1
Other Assets Less Liabilities       9.3%      8. Wisconsin Energy Corp.          1.8
                                                                                           8. Oil & Gas Drilling              3.1
Information Technology             16.9%      9. Xerox Corp.                     1.8
                                                                                           9. Application Software            3.1
Energy                             14.5%     10. Kroger Co. (The)                1.8
                                                                                          10. Electric Utilities              3.0
Consumer Discretionary             13.2%

Materials                          12.8%

Financials                         10.5%

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

*Excluding money market fund holdings.
====================================================================================================================================

period. We initially became interested          The fund's underweight position in a      The views and opinions expressed in
in Republic Services two years ago           strong-performing financials sector also     Management's Discussion of Fund
because it was producing high returns on     detracted from its relative performance.     Performance are those of A I M Advisors,
invested capital as one of only a few        For some time we have noted our              Inc. These views and opinions are
leading companies in an industry (waste      significant underweight in financials.       subject to change at any time based on
management) with high barriers to entry.     Over the period, the financial sector        factors such as market and economic
Its valuation became increasingly            appreciated in anticipation of takeover      conditions. These views and opinions may
attractive due to investor overemphasis      activity that, in general, did not           not be relied upon as investment advice
on the impact that the economic slowdown     materialize. However, we intend to           or recommendations, or as an offer for a
that encompassed much of 2001 and 2002       continue to avoid investing in financial     particular security. The information is
would have on revenues.                      firms with management teams that use         not a complete analysis of every aspect
                                             significant borrowing to generate            of any market, country, industry,
   We were therefore able to purchase an     earnings. The risks associated with this     security or the Fund. Statements of fact
interest in Republic Services at a time      strategy are underscored by the fact         are from sources considered reliable,
when its market price was below what we      that the cost of the primary product for     but A I M Advisors, Inc. makes no
believed to be its fair value. As            many financials firms -- money -- rises      representation or warranty as to their
capital expenditures have recovered in       along with interest rates.                   completeness or accuracy. Although
recent months, the strong market                                                          historical performance is no guarantee
position of Republic Services has            IN CLOSING                                   of future results, these insights may
enabled it to generate significant                                                        help you understand our investment
returns.                                     At the end of the year our                   management philosophy.
                                             company-by-company fundamental research
   Following strong performance in 2003,     showed that businesses were finding it             See important fund and index
information technology stocks were           increasingly hard to squeeze out greater          disclosures inside front cover.
generally flat during 2004. Though the       efficiencies in productivity. That
sector enjoyed a strong fourth quarter,      research and relatively high commodity
it was the worst-performing sector in        prices led us to believe that the
the Russell Midcap Index for the year        economic environment did not support
and a significant detractor from fund        above-average earnings growth for most                          RONALD S. SLOAN,
performance for the period.                  companies. Because of its emphasis on                           Chartered Financial
                                             companies with moderate yet stable                 [SLOAN       Analyst, senior
   In particular, semiconductor holdings     earnings growth and reasonable                     PHOTO]       portfolio manager, is
such as Microchip Technology suffered        valuations, we believe the fund is well                         lead portfolio
from questions regarding supply and          suited for shareholders who are looking                         manager of AIM Mid
demand issues within the industry.           for a core equity fund to complement         Cap Core Equity Fund. Mr. Sloan has 34
Consistent with our strategy of              more aggressive investments and              years of experience in the investment
purchasing undervalued and reasonably        potentially provide downside protection      industry. He joined AIM in 1998. Mr.
priced stocks, we utilized this price        if markets weaken. That is our view of       Sloan attended the University of
weakness in semiconductor stocks as an       the role of a core equity fund, and we       Missouri, where he received both a B.S.
opportunity to increase our investment       were pleased that we could do that in        in business administration and an M.B.A.
in the area. We were able to identify        2004.
several other quality companies that had                                                  Assisted by the Mid/Large Cap Core Team
experienced little erosion in profit
margins, despite a slight slowdown in
orders. We believe these companies
represent industry leaders, managed by
highly competent management teams, with
above-average long-term growth prospects
relative to direct competitors.

========================================
TOTAL NET ASSETS            $3.7 BILLION

TOTAL NUMBER OF HOLDINGS*             75                                                          [RIGHT ARROW GRAPHIC]
========================================
                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                          TURN TO PAGE 5.

AIM MID CAP CORE EQUITY

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     the fund and other funds. To do so,
                                             the period. Simply divide your account       compare this 5% hypothetical example
As a shareholder of the fund, you incur      value by $1,000 (for example, an $8,600      with the 5% hypothetical examples that
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      appear in the shareholder reports of the
costs, which may include sales charges       then multiply the result by the number       other funds.
(loads) on purchase payments; contingent     in the table under the heading entitled
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to         Please note that the expenses shown
and redemption fees, if any; and (2)         estimate the expenses you paid on your       in the table are meant to highlight your
ongoing costs, including management          account during this period.                  ongoing costs only and do not reflect
fees; distribution and/or service fees                                                    any transactional costs, such as sales
(12b-1); and other fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON          charges (loads) on purchase payments,
example is intended to help you              PURPOSES                                     contingent deferred sales charges on
understand your ongoing costs (in                                                         redemptions, and redemption fees, if
dollars) of investing in the fund and to     The table below also provides                any. Therefore, the hypothetical
compare these costs with ongoing costs       information about hypothetical account       information is useful in comparing
of investing in other mutual funds. The      values and hypothetical expenses based       ongoing costs only, and will not help
example is based on an investment of         on the fund's actual expense ratio and       you determine the relative total costs
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     of owning different funds. In addition,
period and held for the entire period,       before expenses, which is not the Fund's     if these transactional costs were
July 1, 2004 - December 31, 2004.            actual return. The hypothetical account      included, your costs would have been
                                             values and expenses may not be used to       higher.
ACTUAL EXPENSES                              estimate your actual ending account
                                             balance or expenses you paid for the
The table below provides information         period. You may use this information to
about actual account values and actual       compare the ongoing costs of investing
expenses. You may use the information in     in
this table, together with the amount you
invested, to

====================================================================================================================================
                                                   ACTUAL                                      HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING ACCOUNT       ENDING ACCOUNT            EXPENSES             ENDING ACCOUNT              EXPENSES
SHARE            VALUE                   VALUE               PAID DURING               VALUE                  PAID DURING
CLASS          (7/1/04)              (12/31/04)(1)            PERIOD(2)              (12/31/04)                PERIOD(2)
  A            $1,000.00               $1,051.50               $ 6.81                $1,018.50                  $ 6.70
  B             1,000.00                1,047.60                10.65                 1,014.73                   10.48
  C             1,000.00                1,047.60                10.65                 1,014.73                   10.48
  R             1,000.00                1,050.60                 8.09                 1,017.24                    7.96

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 5.15%, 4.76%, 4.76% and 5.06% for Class A, B, C and R shares, respectively, including fund expenses.

(2) Expenses are equal to the fund's annualized expense ratio (1.32%, 2.07%, 2.07% and 1.57% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

====================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON       For More Information Visit
                                                                                          IMAGE]           AIMinvestments.com

AIM MID CAP CORE EQUITY

YOUR FUND'S LONG-TERM PERFORMANCE            ================================================================================
                                             RESULTS OF A $10,000 INVESTMENT
Past performance cannot guarantee            6/9/87 - 12/31/04  Index data from 5/31/87
comparable future results.
                                                                             [MOUNTAIN CHART]
   Your fund's total return includes
reinvested distributions, applicable         DATE           AIM MID CAP CORE EQUITY FUND        S&P 500        RUSSELL MIDCAP
sales charges, fund expenses and                                   CLASS A SHARES                INDEX             INDEX
management fees. Index results include
reinvested dividends, but they do not        5/31/87                   $ 9450                   $10000            $10000
reflect sales charges. Performance of an        6/87                     9837                    10505             10407
index of funds reflects fund expenses           9/87                    10357                    11198             11021
and management fees; performance of a          12/87                     8089                     8676              8526
market index does not. Performance shown        3/88                     8817                     9168              9567
in the chart does not reflect deduction         6/88                     9554                     9777             10261
of taxes a shareholder would pay on fund        9/88                     9204                     9810             10166
distributions or sale of fund shares.          12/88                     8990                    10113             10214
Performance of the indexes does not             3/89                    10263                    10829             10977
reflect the effects of taxes.                   6/89                    11689                    11783             11981
                                                9/89                    13311                    13043             13123
   In evaluating this chart, please note       12/89                    13914                    13311             12898
that the chart uses a logarithmic scale         3/90                    14282                    12911             12398
along the vertical axis (the value              6/90                    16081                    13721             12857
scale). This means that each scale              9/90                    12158                    11838             10308
increment always represents the same           12/90                    12884                    12898             11415
percent change in price; in a linear            3/91                    15094                    14768             13752
chart each scale increment always               6/91                    14248                    14733             13824
represents the same absolute change in          9/91                    15332                    15519             14848
price. In this example, the scale              12/91                    15367                    16818             16153
increment between $5,000 and $10,000 is         3/92                    16336                    16394             16405
the same as that between $10,000 and            6/92                    15052                    16705             16370
$20,000. In a linear chart, the latter          9/92                    16116                    17232             17007
scale increment would be twice as large.       12/92                    20243                    18098             18793
The benefit of using a logarithmic scale        3/93                    18909                    18888             19814
is that it better illustrates                   6/93                    18470                    18978             20127
performance during the fund's early             9/93                    19665                    19467             21204
years before reinvested distributions          12/93                    21933                    19918             21480
and compounding create the potential for        3/94                    23057                    19164             20845
the original investment to grow to very         6/94                    23735                    19244             20394
large numbers. Had the chart used a             9/94                    25243                    20183             21555
linear scale along its vertical axis,          12/94                    25376                    20180             21031
you would not be able to see as clearly         3/95                    27830                    22142             23220
the movements in the value of the fund          6/95                    31455                    24253             25163
and the indexes during the fund's early         9/95                    33605                    26179             27394
years. We use a logarithmic scale in           12/95                    31267                    27754             28277
financial reports of funds that have            3/96                    32333                    29243             29979
more than five years of performance             6/96                    33366                    30554             30824
history.                                        9/96                    35137                    31499             31789
                                               12/96                    36163                    34122             33649
========================================        3/97                    30748                    35039             33373
AVERAGE ANNUAL TOTAL RETURNS                    6/97                    35467                    41150             37900
                                                9/97                    41442                    44232             42934
As of 12/31/04, including applicable           12/97                    41252                    45502             43410
sales charges                                   3/98                    46672                    51845             48100
                                                6/98                    46184                    53566             47375
CLASS A SHARES                                  9/98                    34637                    48250             40352
Inception (6/9/87)                12.79%       12/98                    39312                    58515             47792
10 Years                          11.92         3/99                    39269                    61430             47568
5 Years                            7.73         6/99                    44699                    65751             52732
1 Year                             7.55         9/99                    41983                    61656             48200
                                               12/99                    53908                    70823             56506
CLASS B SHARES                                  3/00                    61389                    72445             62204
Inception (4/1/93)                12.94%        6/00                    60290                    70521             59397
10 Years                          11.95         9/00                    64303                    69837             63442
5 Years                            7.94        12/00                    64038                    64377             61167
1 Year                             8.00         3/01                    60576                    56749             54748
                                                6/01                    66698                    60068             59967
CLASS C SHARES                                  9/01                    56872                    51255             49257
Inception (5/3/99)                12.32%       12/01                    64360                    56731             57727
5 Years                            8.24         3/02                    67866                    56888             60178
1 Year                            12.01         6/02                    63115                    49271             54433
                                                9/02                    53996                    40764             44832
                                               12/02                    57219                    44198             48384
                                                3/03                    54627                    42806             47239
                                                6/03                    63675                    49392             55867
                                                9/03                    66297                    50699             59460
                                               12/03                    72728                    56868             67766
                                                3/04                    75210                    57831             71251
                                                6/04                    78722                    58826             72284
                                                9/04                    76512                    57726             71676
                                               12/04                   $82817                   $63051            $81467

                                                                                                         SOURCE: LIPPER, INC.
                                             ================================================================================

                                             CLASS R SHARES                               on a total redemption of retirement plan
                                             10 Years                          12.39%     assets within the first year.
                                             5 Years                            8.82
                                             1 Year                            13.57         The performance of the fund's share
                                             ========================================     classes will differ due to different
                                                                                          sales charge structures and class
                                             Class R shares' inception date is            expenses.
                                             6/3/02. Returns since that date are
                                             historical returns. All other returns
                                             are blended returns of historical Class
                                             R share performance and restated Class A
                                             share performance (for periods prior to
                                             the inception date of Class R shares) at
                                             net asset value, adjusted to reflect the
                                             higher Rule 12b-1 fees applicable to
                                             Class R shares.

                                                The performance data quoted represent
                                             past performance and cannot guarantee
                                             comparable future results; current
                                             performance may be lower or higher.
                                             Please visit AIMinvestments.com for the
                                             most recent month-end performance.
                                             Performance figures reflect reinvested
                                             distributions, changes in net asset
                                             value and the effect of the maximum
                                             sales charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.

                                                Class A share performance reflects
                                             the maximum 5.50% sales charge, and
                                             Class B and Class C share performance
                                             reflects the applicable contingent
                                             deferred sales charge (CDSC) for the
                                             period involved. The CDSC on Class B
                                             shares declines from 5% beginning at the
                                             time of purchase to 0% at the beginning
                                             of the seventh year. The CDSC on Class C
                                             shares is 1% for the first year after
                                             purchase. Class R shares do not have a
                                             front-end sales charge; returns shown
                                             are at net asset value and do not
                                             reflect a 0.75% CDSC that may be imposed

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/04

AIM MID CAP CORE EQUITY FUND

                                             ===========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                  Please note that past performance is not
                                             For periods ended 12/31/04                    indicative of future results. More
The following information has been           Inception (3/15/02)               8.18%       recent returns may be more or less than
prepared to provide Institutional Class      1 Year                           14.40        those shown. All returns assume
shareholders with a performance overview                                                   reinvestment of distributions at net
specific to their holdings.                  ===========================================   asset value. Investment return and
Institutional Class shares are offered                                                     principal value will fluctuate so your
exclusively to institutional investors,      Institutional Class shares have no sales      shares, when redeemed, may be worth more
including defined contribution plans         charge; therefore, performance is at net      or less than their original cost. See
that meet certain criteria.                  asset value. Performance of                   full report for information on
                                             Institutional Class shares will differ        comparative benchmarks. Please consult
                                             from performance of other share classes       your fund prospectus for more
                                             due to differing sales charges and class      information. For the most current
                                             expenses.                                     month-end performance, please call
                                                                                           800-451-4246 or visit
                                                                                           AIMinvestments.com.



                                   Over for information on your fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com        MCCE-INS-1 1/05      [YOUR GOALS. OUR SOLUTIONS.]     [AIM INVESTMENTS LOGO APPEARS HERE]
                                                 --Registered Trademark--             --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value      You may use this information to compare
                                             by $1,000 (for example, an $8,600             the ongoing costs of investing in the
As a shareholder of the fund, you incur      account value divided by $1,000 = 8.6),       fund and other funds. To do so, compare
ongoing costs, including management          then multiply the result by the number        this 5% hypothetical example with the 5%
fees; and other fund expenses. This          in the table under the heading entitled       hypothetical examples that appear in the
example is intended to help you              "Actual Expenses Paid During Period" to       shareholder reports of the other funds.
understand your ongoing costs (in            estimate the expenses you paid on your
dollars) of investing in the fund and to     account during this period.                       Please note that the expenses shown
compare these costs with ongoing costs                                                     in the table are meant to highlight your
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR                      ongoing costs only. Therefore, the
example is based on an investment of         COMPARISON PURPOSES                           hypothetical information is useful in
$1,000 invested at the beginning of the                                                    comparing ongoing costs only, and will
period and held for the entire period        The table below also provides                 not help you determine the relative
July 1, 2004-December 31, 2004.              information about hypothetical account        total costs of owning different funds.
                                             values and hypothetical expenses based
ACTUAL EXPENSES                              on the fund's actual expense ratio and
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical account
expenses. You may use the information in     values and expenses may not be used to
this table, together with the amount you     estimate the actual ending account
invested, to estimate the expenses that      balance or expenses you paid for the
you paid over the                            period.

====================================================================================================================================

                                                             ACTUAL                             HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                         BEGINNING ACCOUNT    ENDING ACCOUNT          EXPENSES       ENDING ACCOUNT          EXPENSES
                              VALUE               VALUE             PAID DURING          VALUE              PAID DURING
                            (7/1/04)          (12/31/04)(1)           PERIOD(2)        (12/31/04)             PERIOD(2)
Institutional Class        $1,000.00            $1,054.20               $3.72          $1,021.52                $3.66

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to
December 31, 2004, was 5.42% for the Institutional Class.

(2) Expenses are equal to the fund's annualized expense ratio, 0.72% for the Institutional Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

====================================================================================================================================

AIMinvestments.com       MCCE-INS-1 1/05

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-90.69%

ADVERTISING-1.27%

Valassis Communications, Inc.(a)                 1,338,700   $   46,867,887
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.46%

V. F. Corp.                                        975,300       54,012,114
===========================================================================

APPLICATION SOFTWARE-3.05%

Fair Issac Corp.                                 1,000,000       36,680,000
---------------------------------------------------------------------------
Intuit Inc.(a)                                     865,000       38,068,650
---------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A            1,421,400       37,681,314
===========================================================================
                                                                112,429,964
===========================================================================

BREWERS-1.28%

Heineken N.V.(Netherlands)(b)                    1,418,268       47,088,107
===========================================================================

COMPUTER HARDWARE-1.91%

Diebold, Inc.                                      930,000       51,828,900
---------------------------------------------------------------------------
Intergraph Corp.(a)                                700,000       18,851,000
===========================================================================
                                                                 70,679,900
===========================================================================

CONSUMER FINANCE-0.61%

MoneyGram International, Inc.                    1,072,800       22,678,992
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.00%

Ceridian Corp.(a)                                4,046,450       73,969,106
===========================================================================

DISTRIBUTORS-1.23%

Genuine Parts Co.                                1,030,000       45,381,800
===========================================================================

DIVERSIFIED BANKS-0.76%

Comerica Inc.                                      458,600       27,983,772
===========================================================================

DIVERSIFIED CHEMICALS-1.02%

Engelhard Corp.                                  1,225,000       37,570,750
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.07%

Rentokil Initial PLC (United Kingdom)(b)        14,000,000       39,572,450
===========================================================================

ELECTRIC UTILITIES-2.98%

FPL Group, Inc.                                    561,200       41,949,700
---------------------------------------------------------------------------
Wisconsin Energy Corp.                           2,020,000       68,094,200
===========================================================================
                                                                110,043,900
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.49%

Agilent Technologies, Inc.(a)                    1,733,400       41,774,940
---------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                        1,020,000       37,474,800
---------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)               968,000       49,668,080
===========================================================================
                                                                128,917,820
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

ENVIRONMENTAL SERVICES-2.26%

Republic Services, Inc.                          2,489,600   $   83,501,184
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.44%

Scotts Co. (The)-Class A(a)                        724,200       53,243,184
===========================================================================

FOOD RETAIL-1.79%

Kroger Co. (The)(a)                              3,770,000       66,125,800
===========================================================================

GENERAL MERCHANDISE STORES-0.81%

Family Dollar Stores, Inc.                         952,000       29,730,960
===========================================================================

HEALTH CARE SERVICES-2.16%

IMS Health Inc.                                  1,613,200       37,442,372
---------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                  1,012,900       42,136,640
===========================================================================
                                                                 79,579,012
===========================================================================

HOME FURNISHINGS-2.25%

Mohawk Industries, Inc.(a)                         908,500       82,900,625
===========================================================================

INDUSTRIAL MACHINERY-2.70%

Dover Corp.                                      1,202,600       50,437,044
---------------------------------------------------------------------------
ITT Industries, Inc.                               583,000       49,234,350
===========================================================================
                                                                 99,671,394
===========================================================================

INTEGRATED OIL & GAS-2.37%

Amerada Hess Corp.                                 633,600       52,195,968
---------------------------------------------------------------------------
Murphy Oil Corp.                                   437,950       35,233,077
===========================================================================
                                                                 87,429,045
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.09%

CenturyTel, Inc.                                 1,130,000       40,081,100
===========================================================================

LEISURE PRODUCTS-1.44%

Mattel, Inc.                                     2,725,550       53,120,969
===========================================================================

METAL & GLASS CONTAINERS-2.57%

Ball Corp.                                         965,400       42,458,292
---------------------------------------------------------------------------
Pactiv Corp.(a)                                  2,075,000       52,476,750
===========================================================================
                                                                 94,935,042
===========================================================================

OFFICE ELECTRONICS-1.84%

Xerox Corp.(a)                                   3,993,800       67,934,538
===========================================================================

OFFICE SERVICES & SUPPLIES-1.00%

Pitney Bowes Inc.                                  800,000       37,024,000
===========================================================================

OIL & GAS DRILLING-3.05%

Nabors Industries, Ltd. (Bermuda)(a)               725,420       37,206,792
---------------------------------------------------------------------------
Noble Corp. (Cayman Islands)(a)                  1,519,000       75,555,060
===========================================================================
                                                                112,761,852
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-2.90%

BJ Services Co.                                    781,000   $   36,347,740
---------------------------------------------------------------------------
FMC Technologies, Inc.(a)                        1,146,000       36,901,200
---------------------------------------------------------------------------
Smith International, Inc.(a)                       621,550       33,818,535
===========================================================================
                                                                107,067,475
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.09%

Apache Corp.                                       739,000       37,371,230
---------------------------------------------------------------------------
Newfield Exploration Co.(a)                        600,000       35,430,000
---------------------------------------------------------------------------
Pioneer Natural Resources Co.                    1,095,800       38,462,580
---------------------------------------------------------------------------
Plains Exploration & Production Co.(a)           1,530,000       39,780,000
===========================================================================
                                                                151,043,810
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.07%

Williams Cos., Inc. (The)                        4,691,500       76,424,535
===========================================================================

PACKAGED FOODS & MEATS-2.90%

Campbell Soup Co.                                1,741,500       52,053,435
---------------------------------------------------------------------------
Tate & Lyle PLC (United Kingdom)(b)              6,100,000       55,182,037
===========================================================================
                                                                107,235,472
===========================================================================

PAPER PRODUCTS-1.42%

Georgia-Pacific Corp.                            1,396,000       52,322,080
===========================================================================

PHARMACEUTICALS-3.60%

Forest Laboratories, Inc.(a)                     1,700,000       76,262,000
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                       1,900,000       56,734,000
===========================================================================
                                                                132,996,000
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.47%

ACE Ltd. (Cayman Islands)                        1,272,000       54,378,000
===========================================================================

PUBLISHING-3.06%

Belo Corp.-Class A                               1,496,200       39,260,288
---------------------------------------------------------------------------
Knight-Ridder, Inc.                                509,000       34,072,460
---------------------------------------------------------------------------
Lee Enterprises, Inc.                               23,800        1,096,704
---------------------------------------------------------------------------
New York Times Co. (The)-Class A                   945,400       38,572,320
===========================================================================
                                                                113,001,772
===========================================================================

REGIONAL BANKS-5.04%

City National Corp.                                425,700       30,075,705
---------------------------------------------------------------------------
Compass Bancshares, Inc.                           613,000       29,834,710
---------------------------------------------------------------------------
Hibernia Corp.-Class A                           1,100,000       32,461,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Hudson United Bancorp                              649,900   $   25,593,062
---------------------------------------------------------------------------
Marshall & Ilsley Corp.                            690,000       30,498,000
---------------------------------------------------------------------------
TCF Financial Corp.                              1,168,000       37,539,520
===========================================================================
                                                                186,001,997
===========================================================================

REINSURANCE-1.05%

RenaissanceRe Holdings Ltd. (Bermuda)              742,000       38,643,360
===========================================================================

RESTAURANTS-1.66%

Outback Steakhouse, Inc.                           826,000       37,814,280
---------------------------------------------------------------------------
Wendy's International, Inc.                        600,100       23,559,926
===========================================================================
                                                                 61,374,206
===========================================================================

SEMICONDUCTORS-3.14%

Microchip Technology Inc.                        1,291,500       34,431,390
---------------------------------------------------------------------------
National Semiconductor Corp.                     2,457,000       44,103,150
---------------------------------------------------------------------------
Xilinx, Inc.                                     1,259,000       37,329,350
===========================================================================
                                                                115,863,890
===========================================================================

SPECIALTY CHEMICALS-6.31%

International Flavors & Fragrances Inc.          2,220,000       95,104,800
---------------------------------------------------------------------------
Rohm & Haas Co.                                    850,000       37,595,500
---------------------------------------------------------------------------
Sigma-Aldrich Corp.                                850,000       51,391,000
---------------------------------------------------------------------------
Valspar Corp. (The)                                975,050       48,762,251
===========================================================================
                                                                232,853,551
===========================================================================

SYSTEMS SOFTWARE-1.46%

Computer Associates International, Inc.          1,739,600       54,031,976
===========================================================================

THRIFTS & MORTGAGE FINANCE-1.62%

New York Community Bancorp, Inc.                 1,630,000       33,529,100
---------------------------------------------------------------------------
Webster Financial Corp.                            520,000       26,332,800
===========================================================================
                                                                 59,861,900
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,782,427,210)                         3,348,335,291
===========================================================================

MONEY MARKET FUNDS-9.38%

Liquid Assets Portfolio-Institutional
  Class(c)                                     173,231,587      173,231,587
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    173,231,588      173,231,588
===========================================================================
    Total Money Market Funds (Cost
      $346,463,175)                                             346,463,175
===========================================================================
TOTAL INVESTMENTS-100.07% (Cost
  $3,128,890,385)                                             3,694,798,466
===========================================================================
OTHER ASSETS LESS LIABILITIES-(0.07%)                            (2,641,745)
===========================================================================
NET ASSETS-100.00%                                           $3,692,156,721
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at December 31, 2004 was $141,842,594, which represented 3.84% of the Fund's Total Investments. See
    Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS:

Investments, at market value (cost
  $2,782,427,210)                             $3,348,335,291
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $346,463,175)                            346,463,175
============================================================
    Total investments (cost $3,128,890,385)    3,694,798,466
============================================================
Foreign currencies, market at value (cost
  $107)                                                  109
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,074,352
------------------------------------------------------------
  Fund shares sold                                 3,680,087
------------------------------------------------------------
  Dividends                                        4,223,356
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                81,370
------------------------------------------------------------
Other assets                                          46,806
============================================================
    Total assets                               3,707,904,546
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          13,019,247
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 157,776
------------------------------------------------------------
Accrued distribution fees                          1,392,149
------------------------------------------------------------
Accrued transfer agent fees                          949,234
------------------------------------------------------------
Accrued operating expenses                           229,419
============================================================
    Total liabilities                             15,747,825
============================================================
Net assets applicable to shares outstanding   $3,692,156,721
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,032,813,077
------------------------------------------------------------
Undistributed net investment income (loss)          (103,846)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      93,536,835
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              565,910,655
============================================================
                                              $3,692,156,721
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,552,041,118
____________________________________________________________
============================================================
Class B                                       $  702,360,945
____________________________________________________________
============================================================
Class C                                       $  324,872,777
____________________________________________________________
============================================================
Class R                                       $   61,302,903
____________________________________________________________
============================================================
Institutional Class                           $   51,578,978
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE,UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           89,092,463
____________________________________________________________
============================================================
Class B                                           27,294,375
____________________________________________________________
============================================================
Class C                                           12,639,789
____________________________________________________________
============================================================
Class R                                            2,147,975
____________________________________________________________
============================================================
Institutional Class                                1,769,133
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        28.64
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $28.64 divided by
      94.50%)                                 $        30.31
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        25.73
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        25.70
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        28.54
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        29.15
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $405,552)        $ 36,817,579
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  securities lending income of $838,913*)                        6,866,087
==========================================================================
    Total investment income                                     43,683,666
==========================================================================

EXPENSES:

Advisory fees                                                   22,980,408
--------------------------------------------------------------------------
Administrative services fees                                       592,602
--------------------------------------------------------------------------
Custodian fees                                                     247,985
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        8,097,059
--------------------------------------------------------------------------
  Class B                                                        7,044,856
--------------------------------------------------------------------------
  Class C                                                        3,172,774
--------------------------------------------------------------------------
  Class R                                                          236,821
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                        10,391,471
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          25,980
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             102,374
--------------------------------------------------------------------------
Other                                                            1,493,011
==========================================================================
    Total expenses                                              54,385,341
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (2,454,287)
==========================================================================
    Net expenses                                                51,931,054
==========================================================================
Net investment income (loss)                                    (8,247,388)
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        366,533,789
--------------------------------------------------------------------------
  Foreign currencies                                               211,471
==========================================================================
                                                               366,745,260
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         79,254,965
--------------------------------------------------------------------------
  Foreign currencies                                                 2,574
==========================================================================
                                                                79,257,539
==========================================================================
Net gain from investment securities and foreign currencies     446,002,799
==========================================================================
Net increase in net assets resulting from operations          $437,755,411
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (8,247,388)   $  (12,705,701)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   366,745,260        32,726,586
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             79,257,539       552,964,014
==============================================================================================
    Net increase in net assets resulting from operations         437,755,411       572,984,899
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (165,796,542)               --
----------------------------------------------------------------------------------------------
  Class B                                                        (50,732,936)               --
----------------------------------------------------------------------------------------------
  Class C                                                        (23,417,554)               --
----------------------------------------------------------------------------------------------
  Class R                                                         (3,882,376)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (3,241,989)               --
==============================================================================================
    Decrease in net assets resulting from distributions         (247,071,397)               --
==============================================================================================
Share transactions-net:
  Class A                                                        390,359,539       579,154,494
----------------------------------------------------------------------------------------------
  Class B                                                        (34,584,177)       64,080,894
----------------------------------------------------------------------------------------------
  Class C                                                          6,470,062        87,744,331
----------------------------------------------------------------------------------------------
  Class R                                                         31,669,516        20,697,205
----------------------------------------------------------------------------------------------
  Institutional Class                                             23,251,227        17,715,683
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                417,166,167       769,392,607
==============================================================================================
    Net increase in net assets                                   607,850,181     1,342,377,506
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,084,306,540     1,741,929,034
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(103,846) and $(40,566), respectively)         $3,692,156,721    $3,084,306,540
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. As of February 27, 2004, the Fund's shares are offered on a limited basis.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets in excess of $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended December 31, 2004, AIM waived fees of $108,680.

    For the year ended December 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $317,567 expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement for the year ended December 31, 2004, AIM was paid $592,602.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average daily net assets. AISI did not reimburse fees during the period under this expense limitation. For the year ended December 31, 2004, the Fund paid AISI $10,391,471 for Class A, Class B, Class C and Class R shares and $25,980 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. During the periods the Fund is offered on a limited basis, AIM Distributors has agreed to waive Class A distribution plan fees equal to 0.10% of the average daily net assets of Class A shares. Pursuant to the Plans, for the year ended December 31, 2004, the Class A, Class B, Class C and Class R shares paid $6,113,548, $7,044,856, $3,172,774 and $236,821, respectively, after AIM
Distributors waived Plan fees of $1,983,511 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2004, AIM Distributors advised the Fund that it retained $342,343 in front-end sales commissions from the sale of Class A shares and $5,653, $78,355, $51,150 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/03          AT COST          FROM SALES       (DEPRECIATION)      12/31/04         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $280,649,536     $  506,744,719    $  (614,162,668)       $   --        $173,231,587     $3,042,011      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           280,649,537        506,744,719       (614,162,668)           --         173,231,588      2,985,163          --
===================================================================================================================================
  Subtotal       $561,299,073     $1,013,489,438    $(1,228,325,336)       $   --        $346,463,175     $6,027,174      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/03          AT COST          FROM SALES       (DEPRECIATION)      12/31/04        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $111,811,023     $  341,477,447    $  (453,288,470)       $   --        $         --     $  424,951      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           111,811,024        341,477,446       (453,288,470)           --                  --        413,962          --
===================================================================================================================================
  Subtotal       $223,622,047     $  682,954,893    $  (906,576,940)       $   --        $         --     $  838,913      $   --
===================================================================================================================================
  Total          $784,921,120     $1,696,444,331    $(2,134,902,276)       $   --        $346,463,175     $6,866,087      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended December 31, 2004, the Fund engaged in purchases and sales of securities of $23,130,457 and $29,647,937 respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended December 31, 2004, the Fund received credits in transfer agency fees of $43,374 and credits in custodian fees of $1,155 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $44,529.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2004, the Fund paid legal fees of $10,441 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2004, there were no securities on loan to brokers. For the year ended December 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $838,913 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                                  2004          2003
--------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                               $ 61,010,954    $     --
--------------------------------------------------------------------------------------
Long-term capital gain                                         186,060,443          --
======================================================================================
Total                                                         $247,071,397          --
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $   14,007,038
------------------------------------------------------------------------------
Undistributed long-term gain                                        82,789,737
------------------------------------------------------------------------------
Unrealized appreciation -- investments                             562,650,715
------------------------------------------------------------------------------
Temporary book/tax differences                                        (103,846)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,032,813,077
==============================================================================
Total net assets                                                $3,692,156,721
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $2,574.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund had no capital loss carryforward as of December 31, 2004.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2004 was $2,021,706,718 and $1,669,277,654 respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $576,516,739
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (13,868,598)
==============================================================================
Net unrealized appreciation of investment securities             $562,648,141
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $3,132,150,325.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, the treatment of a portion of the proceeds from redemption as a tax distribution and foreign currency transactions, on December 31, 2004, undistributed net investment income (loss) was increased by $8,184,108, undistributed net realized gain was decreased by $26,384,108 and shares of beneficial interest increased by $18,200,000. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                                          2004                             2003
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       26,967,314    $ 758,954,877      39,159,554    $ 919,929,496
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        2,582,107       65,607,722       9,715,804      206,896,230
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        2,143,852       54,462,214       6,108,343      131,431,251
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        1,569,932       44,033,714       1,091,088       25,744,449
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            1,058,147       30,243,199         888,554       21,488,316
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        5,671,172      160,721,002              --               --
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,875,385       47,766,053              --               --
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                          867,525       22,069,827              --               --
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                          130,679        3,690,363              --               --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              112,239        3,236,984              --               --
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        1,357,549       38,348,118       2,043,981       47,199,629
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (1,495,064)     (38,348,118)     (2,234,738)     (47,199,629)
============================================================================================================================
Reacquired:
  Class A                                                      (20,151,373)    (567,664,458)    (16,620,639)    (387,974,631)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (4,286,417)    (109,609,834)     (4,607,039)     (95,615,707)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (2,745,120)     (70,061,979)     (2,055,754)     (43,686,920)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (567,140)     (16,054,561)       (208,127)      (5,047,244)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (358,294)     (10,228,956)       (157,954)      (3,772,633)
============================================================================================================================
                                                                14,732,493    $ 417,166,167      33,123,073    $ 769,392,607
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record is also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                        2004               2003             2002            2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    26.92         $    21.17       $    23.85       $  24.04       $  23.48
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.01)(a)          (0.08)(a)        (0.09)(a)      (0.05)(a)       0.10(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        3.71               5.83            (2.56)          0.18           4.10
=================================================================================================================================
    Total from investment operations                       3.70               5.75            (2.65)          0.13           4.20
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       --                 --               --          (0.02)            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (1.98)                --            (0.03)         (0.30)         (3.64)
=================================================================================================================================
    Total distributions                                   (1.98)                --            (0.03)         (0.32)         (3.64)
=================================================================================================================================
Net asset value, end of period                       $    28.64         $    26.92       $    21.17       $  23.85       $  24.04
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           13.82%             27.10%          (11.13)%         0.56%         18.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $2,552,041         $2,025,407       $1,072,673       $490,118       $259,803
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    1.30%(c)(d)        1.41%            1.43%          1.39%          1.37%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (0.02)%(c)         (0.33)%          (0.40)%        (0.22)%         0.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      56%                38%              38%            68%            72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,313,445,525.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.40%.

                                                                                           CLASS B
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2004           2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  24.54       $  19.43      $  22.03      $  22.36      $  22.21
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.19)(a)      (0.21)(a)     (0.22)(a)     (0.19)(a)     (0.07)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.36           5.32         (2.35)         0.16          3.86
===============================================================================================================================
    Total from investment operations                              3.17           5.11         (2.57)        (0.03)         3.79
===============================================================================================================================
Less distributions from net realized gains                       (1.98)            --         (0.03)        (0.30)        (3.64)
===============================================================================================================================
Net asset value, end of period                                $  25.73       $  24.54      $  19.43      $  22.03      $  22.36
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  13.00%         26.30%       (11.69)%       (0.10)%       17.98%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $702,361       $702,267      $500,166      $333,783      $210,608
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           2.04%(c)(d)     2.06%        2.08%         2.05%         2.02%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.76)%(c)     (0.98)%       (1.05)%       (0.87)%       (0.27)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             56%            38%           38%           68%           72%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $704,485,548.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                                                                                            CLASS C
                                                                ---------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------------------
                                                                  2004             2003          2002         2001       2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  24.51         $  19.41      $  22.00      $ 22.33    $ 22.19
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.19)(a)        (0.21)(a)     (0.22)(a)    (0.19)(a)   (0.07)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     3.36             5.31         (2.34)        0.16       3.85
===============================================================================================================================
    Total from investment operations                                3.17             5.10         (2.56)       (0.03)      3.78
===============================================================================================================================
Less distributions from net realized gains                         (1.98)              --         (0.03)       (0.30)     (3.64)
===============================================================================================================================
Net asset value, end of period                                  $  25.70         $  24.51      $  19.41      $ 22.00    $ 22.33
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                    13.01%           26.28%       (11.66)%      (0.10)%    17.95%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $324,873         $303,296      $161,487      $68,085    $19,466
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                             2.04%(c)(d)      2.06%         2.08%        2.05%      2.02%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.76)%(c)       (0.98)%       (1.05)%      (0.87)%    (0.27)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                               56%              38%           38%          68%        72%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $317,277,441.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                                                                               CLASS R
                                                              ------------------------------------------
                                                                                           JUNE 3, 2002
                                                                    YEAR ENDED              (DATE SALES
                                                                   DECEMBER 31,            COMMENCED) TO
                                                              -----------------------      DECEMBER 31,
                                                               2004            2003            2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 26.89         $ 21.18         $24.54
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)(a)       (0.12)(a)      (0.07)(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.70            5.83          (3.26)
========================================================================================================
    Total from investment operations                             3.63            5.71          (3.33)
========================================================================================================
Less distributions from net realized gains                      (1.98)             --          (0.03)
========================================================================================================
Net asset value, end of period                                $ 28.54         $ 26.89         $21.18
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                 13.57%          26.96%        (13.59)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $61,303         $27,281         $2,786
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets                          1.54%(c)(d)     1.56%          1.58%(e)
========================================================================================================
Ratio of net investment income (loss) to average net assets     (0.26)%(c)      (0.48)%        (0.55)%(e)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(f)                                         56%             38%            38%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $47,364,232.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                           INSTITUTIONAL CLASS
                                                              ---------------------------------------------
                                                                                             MARCH 15, 2002
                                                                      YEAR ENDED              (DATE SALES
                                                                     DECEMBER 31,            COMMENCED) TO
                                                              ---------------------------     DECEMBER 31,
                                                               2004                2003           2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 27.23             $ 21.27        $25.03
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.14(a)             0.08(a)       0.04(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.76                5.88         (3.77)
===========================================================================================================
    Total from investment operations                             3.90                5.96         (3.73)
===========================================================================================================
Less distributions from net realized gains                      (1.98)                 --         (0.03)
===========================================================================================================
Net asset value, end of period                                $ 29.15             $ 27.23        $21.27
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                 14.40%              28.02%       (14.92)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $51,579             $26,056        $4,817
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets                          0.80%(c)(d)         0.76%         0.82%(e)
===========================================================================================================
Ratio of net investment income to average net assets             0.48%(c)            0.32%         0.21%(e)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(f)                                         56%                 38%           38%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $37,490,011.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

*                                       *                                      *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Mid Cap Core Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Mid Cap Core Equity Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP

February 18, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of December 31, 2004



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------


   INTERESTED PERSONS

---------------------------------------------------------------------------------------------------------------------------------


   Robert H. Graham(1) -- 1946     1998             Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                          Group Inc. (financial services holding
   President                                        company); Director and Vice Chairman,
                                                    AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a
                                                    global investment management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors,
                                                    Inc. (registered broker dealer), AIM
                                                    Investment Services, Inc., (registered
                                                    transfer agent), and Fund Management
                                                    Company (registered broker dealer); and
                                                    Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products

---------------------------------------------------------------------------------------------------------------------------------


   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    None
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.
   President                                        (financial services holding company);
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.
                                                    (registered transfer agent), Fund
                                                    Management Company (registered broker
                                                    dealer) and INVESCO Distributors, Inc.
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President
                                                    and Chief Executive Officer, INVESCO
                                                    Funds Group, Inc.; President and Chief
                                                    Executive Officer, INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc
                                                    Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.

---------------------------------------------------------------------------------------------------------------------------------


   INDEPENDENT TRUSTEES

---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett(3) -- 1944    2001             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                                (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)

---------------------------------------------------------------------------------------------------------------------------------


   Bob R. Baker -- 1936            2003             Retired                                    None
   Trustee
                                                    Formerly: President and Chief Executive
                                                    Officer, AMC Cancer Research Center; and
                                                    Chairman and Chief Executive Officer,
                                                    First Columbia Financial Corporation

---------------------------------------------------------------------------------------------------------------------------------


   Frank S. Bayley -- 1939         1985             Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
                                                    Formerly: Partner, law firm of Baker &
                                                    McKenzie

---------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003             Co-President and Founder, Green, Manning   None
   Trustee                                          & Bunch Ltd., (investment banking firm);
                                                    and Director, Policy Studies, Inc. and
                                                    Van Gilder Insurance Corporation

---------------------------------------------------------------------------------------------------------------------------------


   Albert R. Dowden -- 1941        2001             Director of a number of public and         Cortland Trust, Inc. (Chairman)
   Trustee                                          private business corporations, including   (registered investment company);
                                                    the Boss Group Ltd. (private investment    Annuity and Life Re (Holdings),
                                                    and management) and Magellan Insurance     Ltd. (insurance company)
                                                    Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various
                                                    affiliated Volvo companies

---------------------------------------------------------------------------------------------------------------------------------


   Edward K. Dunn, Jr. -- 1935     2001             Retired                                    None
   Trustee
                                                    Formerly: Chairman, Mercantile Mortgage
                                                    Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.

---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001             Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                          Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                    company) and Texana Timber LP
                                                    (sustainable forestry company)

---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of December 31, 2004




The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                    Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001               Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                            Naftalis and Frankel LLP                   investment company)
-----------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003               Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                            (California)
                                                      Formerly: Associate Justice of the
                                                      California Court of Appeals
-----------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly: Chief Executive Officer, YWCA    None
   Trustee                                            of the USA
-----------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper      None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar(4) -- 1939       2001               Executive Vice President, Development      None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-----------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------


   OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley(5) -- 1959     2004               Senior Vice President, A I M Management    N/A
   Senior Vice President and                          Group Inc. (financial services holding
   Chief Compliance Officer                           company); Senior Vice President and
                                                      Chief Compliance Officer, A I M
                                                      Advisors, Inc.; Vice President and Chief
                                                      Compliance Officer, A I M Capital
                                                      Management, Inc. and A I M Distributors,
                                                      Inc.; and Vice President, AIM Investment
                                                      Services, Inc. and Fund Management
                                                      Company
                                                      Formerly: Senior Vice President and
                                                      Compliance Director, Delaware
                                                      Investments Family of Funds
-----------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003               Director, Senior Vice President,           N/A
   Senior Vice President,                             Secretary and General Counsel, A I M
   Secretary and Chief Legal                          Management Group Inc. (financial
   Officer                                            services holding company) and A I M
                                                      Advisors, Inc.; Director and Vice
                                                      President, INVESCO Distributors, Inc.;
                                                      Vice President, A I M Capital
                                                      Management, Inc., and AIM Investment
                                                      Services, Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company and Senior Vice President, A I M
                                                      Distributors, Inc.
                                                      Formerly: Senior Vice President and
                                                      General Counsel, Liberty Financial
                                                      Companies, Inc.; and Senior Vice
                                                      President and General Counsel, Liberty
                                                      Funds Group, LLC and Vice President,
                                                      A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          2002               Managing Director and Director of Money    N/A
   Vice President                                     Market Research and Special Projects,
                                                      A I M Capital Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                       Advisors, Inc.
                                                      Formerly: Senior Vice President, AIM
                                                      Investment Services, Inc.; and Vice
                                                      President, A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004               Director of Cash Management, Managing      N/A
   Vice President                                     Director and Chief Cash Management
                                                      Officer, A I M Capital Management, Inc;
                                                      Director and President, Fund Management
                                                      Company; and Vice President, A I M
                                                      Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(4) -- 1940      2002               Executive Vice President, A I M            N/A
   Vice President                                     Management Group, Inc.; Senior Vice
                                                      President, A I M Advisors, Inc., and
                                                      President, Director of Investments,
                                                      Chief Executive Officer and Chief
                                                      Investment Officer, A I M Capital
                                                      Management, Inc. (See footnote (4)
                                                      below.)
                                                      Formerly: Director of A I M Advisors,
                                                      Inc. and A I M Management Group Inc.,
                                                      A I M Advisors, Inc.; and Director and
                                                      Chairman, A I M Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

(4) Mr. Sklar and Mr. Larsen retired effective December 31, 2004.
(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, Texas
                                                                                77002-5678
COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
                              INDEPENDENT TRUSTEES
Ballard Spahr                                          AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   919 Third Avenue         Houston, TX 77210-4739   Boston, MA 02110-2801
                              New York, NY 10022-3852

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2004, 42.38% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $204,260,444 for the Fund's tax year ended December 31, 2004.
For its tax year ended December 31, 2004, the fund designated 48.13%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

            DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(6)                    AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                        AIM Money Market Fund
AIM Core Stock Fund(1)                       AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund                AIM Total Return Bond Fund
AIM Diversified Dividend Fund                AIM International Small Company Fund(7)      Premier U.S. Government Money Portfolio(1)
AIM Dynamics Fund(1)                         AIM Trimark Fund
AIM Emerging Growth Fund                                                                  TAX-FREE
AIM Large Cap Basic Value Fund                            SECTOR EQUITY
AIM Large Cap Growth Fund                                                                 AIM High Income Municipal Fund
AIM Libra Fund                               AIM Advantage Health Sciences Fund(1)        AIM Municipal Bond Fund
AIM Mid Cap Basic Value Fund                 AIM Energy Fund(1)                           AIM Tax-Exempt Cash Fund
AIM Mid Cap Core Equity Fund(2)              AIM Financial Services Fund(1)               AIM Tax-Free Intermediate Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund
AIM Mid Cap Stock Fund(1)                    AIM Gold & Precious Metals Fund(1)                    AIM ALLOCATION SOLUTIONS
AIM Opportunities I Fund                     AIM Health Sciences Fund(1)
AIM Opportunities II Fund                    AIM Leisure Fund(1)                          AIM Aggressive Allocation Fund
AIM Opportunities III Fund                   AIM Multi-Sector Fund(1)                     AIM Conservative Allocation Fund
AIM Premier Equity Fund                      AIM Real Estate Fund                         AIM Moderate Allocation Fund
AIM S&P 500 Index Fund(1)                    AIM Technology Fund(1)
AIM Select Equity Fund                       AIM Utilities Fund(1)
AIM Small Cap Equity Fund(3)
AIM Small Cap Growth Fund(4)                 ================================================================================
AIM Small Company Growth Fund(1)             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Total Return Fund*(1)                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Endeavor Fund                    FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.
AIM Trimark Small Companies Fund             ================================================================================
AIM Weingarten Fund

* Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. The fund will close to new investors when net assets reach $500 million.

   If used after April 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.

AIMinvestments.com                 MCCE-AR-1            A I M Distributors, Inc.

                             [YOUR GOALS. OUR SOLUTIONS.] --Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash                                     [AIM INVESTMENTS LOGO]
Funds    Products                 Savings   Managed      Products   Management                              --Registered Trademark--
                                  Plans     Accounts
--------------------------------------------------------------------------------

                                                    AIM MODERATE ALLOCATION FUND
                               Annual Report to Shareholders o December 31, 2004


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

===================================================================================================================================
AIM MODERATE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A MODERATE LEVEL OF RISK
RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of 12/31/04 and is based on total net assets.
===================================================================================================================================

ABOUT SHARE CLASSES                          PRINCIPAL RISKS OF INVESTING IN THE           o The blended index used in this
                                             UNDERLYING FUNDS                              report is composed of 42.5% Russell
o Class B shares are not available as an                                                   3000 Index, 17.5% MSCI EAFE Index, 25%
investment for retirement plans              o Investing in a mutual fund that             Lehman U. S. Aggregate Bond Index, 5%
maintained pursuant to Section 401 of        invests in international securities           Lehman 1-3 Year Government/Credit
the Internal Revenue Code, including         presents certain risks not associated         Index, and 10% Lehman High Yield
401(k) plans, money purchase pension         with investing solely in the United           Index.
plans and profit sharing plans, except       States. These include risks relating to
for plans that have existing accounts        fluctuations in the value of the U.S.           o The unmanaged Russell
invested in Class B shares.                  dollar relative to the values of other          3000--Registered Trademark-- Index is
                                             currencies, the custody arrangements            an index of common stocks that
o Class R shares are available only to       made for the fund's foreign holdings,           measures performance of the largest
certain retirement plans. Please see the     differences in accounting, political            3,000 U.S. companies based on market
prospectus for more information.             risks and the lesser degree of public           capitalization.
                                             information required to be provided by
PRINCIPAL RISKS OF INVESTING IN THE FUND     non-U.S. companies.                             o The unmanaged MSCI Europe,
                                                                                             Australasia and the Far East Index
o The fund is a "fund of funds," which       o Investing in a fund that invests in           (the MSCI EAFE--Registered
means that it invests its assets in          micro, small and mid-sized companies            Trademark-- Index) is a group of
other underlying mutual funds advised by     involves risks not associated with              foreign securities tracked by Morgan
A I M Advisors, Inc.                         investing in more established companies,        Stanley Capital International.
                                             such as business risk, stock price
o Investors will bear not just their         fluctuations and illiquidity.                   o The unmanaged Lehman U.S.
share of the fund's operational                                                              Aggregate Bond Index, which represents
expenses, but also, indirectly, the          o Rising interest rates will affect the         the U.S. investment-grade, fixed-rate
operating expenses of the underlying         performance of the funds' investments in        bond market (including government and
funds.                                       fixed-income mutual funds.                      corporate securities, mortgage
                                                                                             pass-through securities and
o The advisor may change the fund's          o Investing in funds that invest in             asset-backed securities), is compiled
asset class allocations, the underlying      higher-yielding, lower-rated debt               by Lehman Brothers.
funds or the target weightings in the        securities (commonly known as "junk
underlying funds at its discretion.          bonds") has a greater risk of price             o The unmanaged Lehman 1-3 Year
                                             fluctuation and loss of principal and           Government/Credit Index, which
o The advisor has the ability to select      income than investing in funds that             represents the performance of
and substitute the underlying funds in       invest in U.S. government securities            short-term government and
which the fund invests, and may be           such as U.S.Treasury bills, notes and           investment-grade corporate debt
subject to potential conflicts of            bonds. Treasuries are guaranteed by the         securities, is compiled by Lehman
interest in selecting underlying funds       government for repayment of principal           Brothers.
because it may receive higher fees from      and interest if held to maturity. Fund
certain underlying funds than others.        shares are not insured, and their value         o The unmanaged Lehman High Yield
However, as a fiduciary to the fund, the     and yield will vary with market                 Index, which represents the
advisor is required to act in the fund's     conditions. Investors should carefully          performance of high-yield debt
best interest when selecting the             assess the risk associated with an              securities, is compiled by Lehman
underlying funds.                            investment in the fund.                         Brothers.

o There is a risk that the advisor's         ABOUT INDEXES USED IN THIS REPORT               o Lehman Brothers is a global
evaluations and assumptions regarding                                                        investment bank.
the fund's broad asset classes or the        o The unmanaged Standard & Poor's
underlying funds in which the fund           Composite Index of 500 Stocks (the S&P        o The fund is not managed to track the
invests may be incorrect based on actual     500--Registered Trademark-- Index) is an      performance of any particular index,
market conditions. There can be no           index of common stocks frequently used        including the indexes defined here, and
assurance that the underlying funds will     as a general measure of U.S. stock            consequently, the performance of the
achieve their investment objectives, and     market performance.                           fund may deviate significantly from the
the performance of the underlying funds                                                    performance of the indexes.
may be lower than that of the asset          o The unmanaged Lipper Balanced Fund
class they were selected to represent.       Index represents an average of the            o A direct investment cannot be made in
The underlying funds may change their        performance of the 30 largest                 an index. Unless otherwise indicated,
investment objectives or policies            large-capitalization core equity funds        index results include reinvested
without the approval of the fund. If         tracked by Lipper, Inc., an independent       dividends, and they do not reflect sales
that were to occur, the fund might be        mutual fund performance monitor.              charges. Performance of an index of
forced to withdraw its investments from                                                    funds reflects fund expenses;
the underlying funds at a time that is                                                     performance of a market index does not.
unfavorable to the fund.
                                                                                           Continued on Page 5


=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM MODERATE ALLOCATION FUND

                    DEAR FELLOW SHAREHOLDER OF THE AIM
                    FAMILY OF FUNDS--Registered Trademark--:

                    NEW BOARD CHAIRMAN

[PHOTO OF           It is our pleasure to introduce you to Bruce Crockett, the
ROBERT H.           new Chairman of the Board of Trustees of the AIM Funds. Bob
GRAHAM]             Graham has served as Chairman of the Board of Trustees of
                    the AIM Funds ever since Ted Bauer retired from that
ROBERT H. GRAHAM    position in 2000. However, as you may be aware, the U.S.
                    Securities and Exchange Commission recently adopted a rule
[PHOTO OF           requiring that an independent fund trustee, meaning a
MARK H.             trustee who is not an officer of the fund's investment
WILLIAMSON          advisor, serve as chairman of the funds' Board. In addition, a similar provision was included in the terms of AIM
MARK H. WILLIAMSON  Advisors' recent settlements with certain regulators.
                    Accordingly, the AIM Funds' Board recently elected Mr.
[PHOTO OF           Crockett, one of the 14 independent trustees on the AIM
BRUCE L.            Funds' Board, as Chairman. His appointment became effective
CROCKETT            on October 4, 2004. Mr. Graham will remain on the funds'
                    Board, as will Mark Williamson, President and Chief
BRUCE L. CROCKETT   Executive Officer of AIM. Mr. Graham will also remain
                    Chairman of AIM Investments--Registered Trademark--.

                       Mr. Crockett has been a member of the AIM Funds' Board
                    since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds' Board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

                    MARKET CONDITIONS DURING THE FISCAL YEAR

                    After nine months of slow growth, equity markets rallied late in the year to produce solid results for 2004. The S&P 500 Index was up 10.87% for the year as a whole, but that includes the 9.23% total return for the fourth quarter alone. For bonds, the turning point came earlier. Almost all of the 4.34% return produced by the Lehman U.S. Aggregate Bond Index came during the second half of the year, despite the fact that the Federal Reserve had begun raising short-term interest rates about halfway through the year. Overseas markets followed a similar pattern, with quite robust double-digit performance across the board, most of it produced during the second half of the year.

                       All in all, 2004 was a good year for American investors,
                    with the decline in the dollar over the course of the year lending a boost to returns from foreign holdings. And there were a number of solid economic numbers to report as of the end of the year:

                       o U.S. gross domestic product (GDP) rose each quarter
                         during 2004. And respondents to the BusinessWeek magazine survey foresaw 2005 GDP growth at 3.5%, above the post-World War II average of 3.4%.

                       o The Institute for Supply Management's manufacturing
                         and nonmanufacturing indexes--based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy--both continued to rise during December and remained in very strong territory.

                       o Thomson First Call, which tracks corporate earnings
                         and other information for clients in financial service industries, estimated S&P 500 earnings to be up 10.5% in 2005.

                       Of course, none of this can guarantee that 2005 will be
                    another good year. Over the short term, the only sure thing about the investment markets is their unpredictability. Hence, we have always urged shareholders to keep a long-term perspective on all their investments.

                    YOUR FUND

                    The following pages present a discussion of how your fund invests, how it performed compared to pertinent benchmarks during the fiscal year and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often. Updated information on your fund is always available there, as well as general information on a variety of investing topics.

                       As always, AIM is committed to building solutions for
                    your investment goals, and we thank you for your participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM               /s/ MARK H. WILLIAMSON

                    Robert H. Graham                   Mark H. Williamson
                    Chairman, AIM Investments          CEO & President,
                    President & Vice Chairman,         AIM Investments Trustee,
                    AIM Funds                          AIM Funds

                    January 28, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MODERATE ALLOCATION FUND

MANAGEMENT'S DISCUSSION                                                                    and management teams, each based on the
OF FUND PERFORMANCE                                                                        individual fund's strategy and
                                                                                           management techniques.
Buoyed by its exposure to international      balanced funds--international equities,
equities, small- and mid-cap stocks and      mid-cap equities and small-cap                   While the weightings of various
high-yield and corporate bonds, the fund     equities--all of which did well during        funds in the portfolio may vary from
performed well during the reporting          the period. The fund's results were           their targets during the year due to
period, which ran from the fund's            close to those of its custom index,           market movements, the portfolio is
inception on April 30, 2004, through the     which is structured to approximate the        rebalanced on an annual basis, typically
end of its fiscal year on December 31,       fund's composition. It is to be expected      during the last two weeks of June, to
2004. Its results, with comparison           that a fund with exposure to bonds,           maintain its target asset class
indexes, are shown in the table below.       which had lower returns on average than       allocation.
                                             those of equities during the period,
======================================       would underperform the all-equities S&P          The broad diversification of the
                                             500 Index.                                    portfolio is designed to maximize the
FUND VS. INDEXES                                                                           probability that during any given
                                             HOW WE INVEST                                 period, the portfolio will include some
TOTAL RETURNS, 4/30/04-12/31/04,                                                           market areas that perform well, while
EXCLUDING APPLICABLE SALES CHARGES. IF       The fund's objective is total return          also minimizing volatility by limiting
SALES CHARGES WERE INCLUDED, RETURNS         consistent with a moderate level of risk      exposure to any area of the market that
WOULD BE LOWER.                              relative to the broad stock market. To        may be under-performing. The 11
                                             accomplish this goal, we have created a       underlying funds include eight stock
Class A Shares                   9.85%       portfolio that is diversified across          funds, which represent 60% of the
                                             asset classes (stocks and bonds),             portfolio's target allocation, and three
Class B Shares                   9.44        investment styles (value, blend/core and      bond funds, which represent the
                                             growth), regions (domestic and                remaining 40%.
Class C Shares                   9.44        international) and market
                                             capitalizations (small, mid and large).       MARKET CONDITIONS AND YOUR FUND
Class R Shares                   9.80
                                                The fund's allocations to its various      All of AIM Moderate Allocation Fund's
S&P 500 Index                                underlying funds were strategically set       underlying funds produced positive
(Broad Market Index)            10.77        at fund inception at target levels based      returns for the reporting period.
                                             on a multi-decade analysis of factors
Custom Index = 42.5% Russell                 such as return, standard deviation and           The largest absolute contribution to
3000 Index/17.5% MSCI EAFE                   correlation among asset classes. While        fund results came from the fund's 10%
Index/ 25% Lehman U.S.                       the fund is not actively managed and          target allocation to AIM International
Aggregate Bond Index/                        does not have a portfolio manager, an         Core Equity Fund. Despite rising central
5% Lehman 13 Year Government/                Investment Oversight Committee monitors       bank interest rates, geopolitical
Credit Index/                                the fund on an ongoing basis. In              uncertainty related to the Middle East
                                             addition, the underlying funds are            and sharply higher oil prices, 2004
10% Lehman High Yield Index                  actively managed by the respective            turned out to be an exceptional year for
(Style-specific Index)          10.22        portfolio managers                            growth internationally. Benefiting from
                                                                                           a broadbased rally across market
Lipper Balanced Fund Index                                                                 capitalizations, styles and sectors,
(Peer Group Index)               8.73                                                      international stocks outperformed U.S.
                                                                                           stocks during the period.  Europe was the
Source: Lipper, Inc.
=======================================

The fund's outperformance of its peer
group, represented by the Lipper
Balanced Fund Index, is attributable
primarily to its exposure to three
market areas that are not typical of

===================================================================================================================================

TARGET PORTFOLIO COMPOSITION

Asset Class                                               Fund                             Target Allocation

Large Cap Value                              AIM Large Cap Basic Value Fund                       10.0%

Large Cap Growth                             AIM Large Cap Growth Fund                            12.5

Mid Cap Value                                AIM Mid Cap Basic Value Fund                          5.0

Mid Cap Growth                               AIM Mid Cap Stock Fund                                5.0

Small Cap                                    AIM Trimark Small Companies Fund                      5.0

International/Global Growth                  AIM International Growth Fund                         7.5

International/Global Blend                   AIM International Core Equity Fund                   10.0

Sector                                       AIM Multi-Sector Fund                                 5.0

Intermediate Term Investment Grade           AIM Total Return Bond Fund                           25.0

Short Term Investment Grade                  AIM Short Term Bond Fund                              5.0

Taxable Non-Investment Grade                 AIM High Yield Fund                                  10.0

The fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge.
The fund's holdings are subject to change and there is no assurance that the fund will continue to hold any particular fund.

===================================================================================================================================

best-performing region, supported by         international stocks throughout 2004.         AIM Total Return Bond Fund's results for
fiscal stability, improving labor market     Favorable exchange rates also helped          the period benefited from its corporate
flexibility and relatively higher            results.                                      instruments, which were the
savings rates and lower consumer debt                                                      best-performing sector of the U.S.
levels. Performance in AIM International        AIM Trimark Small Companies Fund made      investment-grade securities market
Core Equity Fund was driven primarily by     a significant contribution to fund            duringthat time, and from maintaining a
the management team's approach to stock      results despite an allocation of just         rather short duration, a measure
selection, which favors higher-quality,      5%. This was due to strong stock              designed to reduce volatility from
financially strong companies, and these      selection in a market in which small          rising interest rates. The U.S. Federal
generally performed well during the          caps performed well. The management team      Reserve raised the short-term federal
period. In addition, currency gains in       of this fund describes its philosophy as      funds rate five times during the period,
Europe amplified returns for U.S.-based      "business people buying businesses" and       a move widely anticipated by the bond
investors as the euro strengthened           regards each investment as a long-term        markets.
against the dollar.                          purchase of an interest in a business
                                             rather than a short-term stock trade.            AIM High Yield Fund, with only a 10%
   The second-highest contributor to         Accordingly, the team places little           target allocation, also made a notable
fund performance for the period was AIM      emphasis on short-term performance and        contribution to fund results. During
International Growth Fund, due largely       focuses primarily on the long-term return     much of the reporting period, high-yield
to good stock selection in a strong          potential of both the individual              corporate bonds were positively affected
market for international stocks. This        investments and the portfolio as a            as many investors continued to seek
fund's stock selection process is driven     whole. The managers believe longterm          higher yields than those of Treasuries
by the management team's strategy of         growth and protection of shareholder          and were willing to accept additional
investing in reasonably priced, quality      capital are best accomplished by 1)           risks to capture that yield.
companies with strong fundamentals and       focusing on high-quality businesses that
accelerating earnings growth. The fund's     have understandable business models,          IN CLOSING
investment management discipline leads       strong management and defensible
the team to hold companies exhibiting        barriers to entry, and 2) relying on          As of the end of the reporting period,
some or all of the following                 their own in-depth, independent research      we maintained the fund's broad
characteristics: 1) high or improving        to develop proprietary views on why           diversification across asset classes,
returns on invested capital, 2)              these businesses can grow their value to      investment styles, regions and market
accelerating earnings and revenues, 3)       a remarkable extent over a time horizon       capitalizations, a strategy designed to
strong cash flow generation, and 4) the      often extending five years or longer.         improve investors' chances that during
ability to increase shareholder returns                                                    any given period, such a portfolio will
through higher dividend payouts or share        On the whole, equities outperformed        include some market areas that will
buybacks. Additionally, the team focuses     fixed income investments during the           perform well, and limit exposure to any
on buying these companies when prices do     reporting period, but all three of the        market areas that may be
not fully reflect such attributes. By        fund's fixed income funds made positive       underperforming.
seeking out such companies, the team was     contributions to fund return.
able to build and maintain a well-priced                                                      We remain committed to these
portfolio that benefited from the rally         The largest of these came from the         strategies, and as always, we thank you
of high-quality                              fund's 25% target allocation to AIM           for your continued investment in AIM
                                             Total Return Bond Fund, which invests in      Moderate Allocation Fund.
=======================================      U.S. government bonds, mortgage- and
                                             asset-backed securities and                   The views and opinions expressed in
ACTUAL PORTFOLIO COMPOSITION                 investment-grade corporate bonds.             Management's Discussion of Fund
                                                                                           Performance are those of A I M Advisors,
As of 12/31/04                               =======================================       Inc. These views and opinions are
                                                                                           subject to change at any time based on
AIM Large Cap Basic Value Fund    10.1%      TOTAL NET ASSETS         $146.9 MILLION       factors such as market and economic
                                                                                           conditions. These views and opinions may
AIM Large Cap Growth Fund         12.5       =======================================       not be relied upon as investment advice
                                                                                           or recommendations, or as an offer for a
AIM Mid Cap Basic Value Fund       5.1                                                     particular security. The information is
                                                                                           not a complete analysis of every aspect
AIM Mid Cap Stock Fund             5.2                                                     of any market, country, industry,
                                                                                           security or the fund. Statements of fact
AIM Trimark Small Companies Fund   5.3                                                     are from sources considered reliable,
                                                                                           but A I M Advisors, Inc. makes no
AIM International Growth Fund      8.0                                                     representation or warranty as to their
                                                                                           completeness or accuracy. Although
AIM International Core Equity                                                              historical performance is no guarantee
Fund                              10.4                                                     of future results, these insights may
                                                                                           help you understand our investment
AIM Multi-Sector Fund              5.1                                                     management philosophy.

AIM Total Return Bond Fund        23.7                                                          See important fund and index
                                                                                               disclosures inside front cover.
AIM Short Term Bond Fund           4.7
                                                                                                  [RIGHT ARROW GRAPHIC]
AIM High Yield Fund                9.9
                                                                                           FOR A PRESENTATION OF YOUR FUND'S
=======================================                                                    LONGTERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.

AIM MODERATE ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this           used to estimate your actual ending
                                             table, together with the amount you           account balance or expenses you paid for
As a shareholder of the fund, you incur      invested, to estimate the expenses that       the period. You may use this information
two types of costs: (1) transaction          you paid over the period. Simply divide       to compare the ongoing costs of
costs, which may include sales charges       your account value by $1,000 (for             investing in the fund and other funds.
(loads) on purchase payments; contingent     example, an $8,600 account value divided      To do so, compare this 5% hypothetical
deferred sales charges on redemptions;       by $1,000 = 8.6), then multiply the           example with the 5% hypothetical
and redemption fees, if any; and (2)         result by the number in the table under       examples that appear in the shareholder
ongoing costs, including                     the heading entitled "Actual Expenses         reports of the other funds.
distribution and/or service fees (12b-1);    Paid During Period" to estimate the
and other fund expenses. This example is     expenses you paid on your account during         Please note that the expenses shown
intended to help you understand your         this period.                                  in the table are meant to highlight your
ongoing costs (in dollars) of investing                                                    ongoing costs only and do not reflect
in the fund and to compare these costs       HYPOTHETICAL EXAMPLE FOR                      any transactional costs, such as sales
with ongoing costs of investing in other     COMPARISON PURPOSES                           charges (loads) on purchase payments,
mutual funds. The example is based on an                                                   contingent deferred sales charges on
investment of $1,000 invested at the         The table below also provides                 redemptions, and redemption fees, if
beginning of the period and held for the     information about hypothetical account        any. Therefore, the hypothetical
entire period, July 1, 2004 - December       values and hypothetical expenses based        information is useful in comparing
31, 2004.                                    on the fund's actual expense ratio and        ongoing costs only, and will not help
                                             an assumed rate of return of 5% per year      you determine the relative total costs
ACTUAL EXPENSES                              before expenses, which is not the fund's      of owning different funds. In addition,
                                             actual return. The hypothetical account       if these transactional costs were
The table below provides information         values and expenses may not be                included, your costs would have been
about actual account values and actual                                                     higher.
expenses.

===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS              (7/1/04)                (12/31/04)(1)           PERIOD(2)              (12/31/04)              PERIOD(2)
      A               $1,000.00                  $1,074.80               $2.09                 $1,023.13               $2.03
      B                1,000.00                   1,071.90                5.47                  1,019.86                5.33
      C                1,000.00                   1,071.90                5.47                  1,019.86                5.33
      R                1,000.00                   1,074.40                2.87                  1,022.37                2.80

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 7.48%, 7.19%, 7.19% and 7.44% for Class A, B, C and R shares, respectively.

(2) Expenses are equal to the fund's annualized expense ratio (0.40%, 1.05%, 1.05% and 0.55% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

===================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON      For More Information Visit
                                                                                           IMAGE]           AIMinvestments.com

AIM MODERATE ALLOCATION FUND

YOUR FUND'S PERFORMANCE SINCE INCEPTION

===================================================================================================================================
Past performance cannot guarantee            RESULTS OF A $10,000 INVESTMENT
comparable future results.                   4/30/04-12/31/04

   Your fund's total return includes                                         [MOUNTAIN CHART]
reinvested distributions, applicable
sales charges, fund expenses and                         AIM          AIM          AIM          AIM
management fees. Results for Class B                   MODERATE     MODERATE     MODERATE     MODERATE
shares are calculated as if a                         ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION   LIPPER
hypothetical shareholder had liquidated                  FUND         FUND         FUND         FUND      BALANCED          BLENDED
his entire investment in the fund at the               CLASS A       CLASS B      CLASS C     CLASS R       FUND   S&P 500  CUSTOM
close of the reporting period and paid       DATE       SHARES       SHARES       SHARES       SHARES      INDEX    INDEX    INDEX
the applicable contingent deferred sales     4/30/04   $ 9450        $10000       $10000       $10000     $10000   $10000   $10000
charges. Index results include                  5/04     9488         10030        10040        10040      10044    10137    10038
reinvested dividends, but they do not           6/04     9658         10210        10210        10220      10201    10334    10192
reflect sales charges. Performance of an        7/04     9412          9940         9940         9960      10009     9992    10012
index of funds reflects fund expenses           8/04     9450          9980         9980         9990      10070    10032    10108
and management fees; performance of a           9/04     9639         10179        10179        10200      10220    10141    10242
market index does not. Performance shown       10/04     9790         10329        10329        10360      10330    10296    10416
in the chart does not reflect deduction        11/04    10121         10669        10669        10710      10608    10712    10736
of taxes a shareholder would pay on fund       12/04   $10383        $10444       $10844       $10980     $10873   $11077   $11023
distributions or sale of fund shares.
Performance of the indexes does not                                                                           Source: Lipper, Inc.
reflect the effects of taxes.
                                             month-end performance. Performance            the seventh year. The CDSC on Class C
=======================================      figures reflect reinvested                    shares is 1% for the first year after
CUMULATIVE TOTAL RETURNS                     distributions, changes in net asset           purchase. Class R shares do not have a
                                             value and the effect of the maximum           front-end sales charge; returns shown are
From inception, 4/30/04-12/31/04,            sales charge unless otherwise stated.         at net asset value and do not reflect a
including applicable sales charges.          Investment return and principal value         0.75% CDSC that may be imposed on a
Returns have not been annualized.            will fluctuate so that you may have a         total redemption of retirement plan
                                             gain or loss when you sell shares.            assets within the first year.
CLASS A SHARES
Inception (4/30/04)               3.83%         Class A share performance reflects            The performance of the fund's share
                                             the maximum 5.50% sales charge, and           classes will differ due to different
CLASS B SHARES                               Class B and Class C share performance         sales charge structures and class
Inception (4/30/04)               4.44       reflects the applicable contingent            expenses.
                                             deferred sales charge (CDSC) for the
CLASS C SHARES                               period involved. The CDSC on Class B             Had the advisor not waived fees
Inception (4/30/04)               8.44       shares declines from 5% beginning at the      and/or reimbursed expenses, performance
                                             time of purchase to 0% at the beginning of    would have been lower.
CLASS R SHARES
Inception (4/30/04)               9.80
=======================================

The performance data quoted represent
past performance and cannot guarantee
comparable future results; current
performance may be lower or higher.
Please visit AIMinvestments.com for the
most recent




Continued from inside front cover

OTHER INFORMATION                            The fund files its complete schedule of          A description of the policies and
                                             portfolio holdings with the Securities        procedures that the fund uses to
o The returns shown in the Management's      and Exchange Commission ("SEC") for the       determine how to vote proxies relating
Discussion of Fund Performance are based     1st and 3rd quarters of each fiscal year      to portfolio securities is available
on net asset values calculated for           on Form N-Q. The fund's Form N-Q filings      without charge, upon request, from our
shareholder transactions. Generally          are available on the SEC's Web site at        Client Services department at
accepted accounting principles require       http://www.sec.gov. Copies of the fund's      800-959-4246 or on the AIM Web site,
adjustments to be made to the net assets     Forms N-Q may be reviewed and copied at       AIMinvestments.com. On the home page,
of the fund at period-end for financial      the SEC's Public Reference Room at 450        scroll down and click on AIM Funds Proxy
reporting purposes, and as such, the net     Fifth Street, N.W., Washington, D.C.          Policy. The information is also
asset values for shareholder                 20549-0102. You can obtain information        available on the Securities and Exchange
transactions and the returns based on        on the operation of the Public Reference      Commission's Web site, sec.gov.
those net asset values may differ from       Room, including information about
the net asset values and returns             duplicating fee charges, by calling 1-           Information regarding how the fund
reported in the Financial Highlights.        202-942-8090 or by electronic request at      voted proxies related to its portfolio
                                             the following E-mail address:                 securities during the 12 months ended
                                             publicinfo@sec.gov. The SEC file numbers      6/30/04 is available at our Web site. Go
                                             for the fund are 811-2699 and 2-57526.        to AIMinvestments.com, access the About
                                             The fund's most recent portfolio              Us tab, click on Required Notices and
                                             holdings, as filed on Form N-Q, are also      then click on Proxy Voting Activity.
                                             available at AIMinvestments.com.              Next, select your fund from the
                                                                                           drop-down menu.
===================================================================================================================================

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/04

AIM MODERATE ALLOCATION FUND

===================================================================================================================================
INSTITUTIONAL CLASS SHARES                   CUMULATIVE ANNUAL TOTAL RETURNS*              Please note that past performance is not
                                             For period ended 12/31/04                     indicative of future results. More
The following information has been                                                         recent returns may be more or less than
prepared to provide Institutional Class      Inception (4/30/04)              10.16%       those shown. All returns assume
shareholders with a performance overview                                                   reinvestment of distributions at net
specific to their holdings.                  *Return has not been annualized.              asset value. Investment return and
Institutional Class shares are offered                                                     principal value will fluctuate so your
exclusively to institutional investors,      therefore, performance is at net asset        shares, when redeemed, may be worth more
including defined contribution plans         value. Performance of Institutional           or less than their original cost. See
that meet certain criteria.                  Class shares will differ from                 full report for information on
                                             performance of other share classes due        comparative benchmarks. Please consult
                                             to differing sales charges and class          your fund prospectus for more
                                             expenses.                                     information. For the most current
                                                                                           month-end performance, please call
                                                Had the advisor not waived fees            800-451-4246 or visit
                                             and/or reimbursed expenses, performance       AIMinvestments.com.
                                             would have been lower.

                                                                                           Over for information on your fund's
                                                                                           expenses.
===================================================================================================================================


FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com     MAL-INS-1      YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                       --Registered Trademark--           --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      $1,000 (for example, an $8,600 account        costs only. Therefore, the hypothetical
                                             value divided by $1,000 = 8.6), then          information is useful in comparing
As a shareholder of the fund, you incur      multiply the result by the number in the      ongoing costs only, and will not help
ongoing costs. This example is intended      table under the heading entitled "Actual      you determine the relative total costs
to help you understand your ongoing          Expenses Paid During Period" to estimate      of owning different funds.
costs (in dollars) of investing in the       the expenses you paid on your account
fund and to compare these costs with         during this period.                              Please note that the expenses shown
ongoing costs of investing in other                                                        in the table are meant to highlight your
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                      ongoing costs only. Therefore, the
investment of $1,000 invested at the         COMPARISON PURPOSES                           hypothetical information is useful in
beginning of the period and held for the                                                   comparing ongoing costs only, and will
entire period July 1, 2004-December 31,      The table below also provides                 not help you determine the relative
2004.                                        information about hypothetical account        total costs of owning different funds.
                                             values and hypothetical expenses based
Actual expenses The table below provides     on the fund's actual expense ratio and
information about actual account values      an assumed rate of return of 5% per year
and actual expenses. You may use the         before expenses, which is not the fund's
information in this table, together with     actual return. The hypothetical account
the amount you invested, to estimate the     values and expenses may not be used to
expenses that you paid over the period.      estimate the actual ending account
Simply divide your account value by          balance or expenses you paid for the
                                             period. You may use this information to
                                             compare the ongoing costs of investing
                                             in the fund and other funds. To do so,
                                             compare this 5% hypothetical example
                                             with the 5% hypothetical examples that
                                             appear in the shareholder reports of the
                                             other funds. Please note that the
                                             expenses shown in the table are meant to
                                             highlight your ongoing

===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

    SHARE             BEGINNING ACCOUNT       ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
                           VALUE                   VALUE              PAID DURING               VALUE               PAID DURING
    CLASS                 (7/1/04)             (12/31/04)(1)           PERIOD(2)               (12/31/04)            PERIOD(2)
Institutional Class       $1,000.00               $1,077.90              $0.26                   $1,024.89              $0.25

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 7.79% for the Institutional Class shares.

(2) Expenses are equal to the fund's annualized expense ratio, 0.05% for the Institutional Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

===================================================================================================================================


AIMinvestments.com     MAL-INS-1  1/05

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2004

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
MUTUAL FUNDS-100.03%(A)

AIM High Yield Fund-Institutional Class-9.88%   3,190,332   $ 14,516,008
------------------------------------------------------------------------
AIM International Core Equity
  Fund-Institutional Class-10.43%(b)            1,334,007     15,314,403
------------------------------------------------------------------------
AIM International Growth Fund-Institutional
  Class-7.98%(c)                                  575,995     11,715,748
------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
  Class-10.06%(c)                               1,091,077     14,773,178
------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
  Class-12.49%(c)                               1,838,558     18,348,807
------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund-Institutional
  Class-5.12%(c)                                  570,692      7,516,013
------------------------------------------------------------------------
AIM Mid Cap Stock Fund-Institutional
  Class-5.16%(d)                                  421,192      7,585,673
------------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional
  Class-5.12%(c)(e)                               345,638   $  7,521,090
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
MUTUAL FUNDS-(CONTINUED)

AIM Short Term Bond Fund-Institutional
  Class-4.71%                                     692,760   $  6,920,670
------------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional
  Class-23.78%                                  3,332,484     34,924,433
------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund-Institutional Class-5.30%(c)               604,303      7,789,461
========================================================================
    Total Mutual Funds (Cost $138,502,386)                   146,925,484
========================================================================
TOTAL INVESTMENTS-100.03% (Cost $138,502,386)                146,925,484
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                            (38,800)
========================================================================
NET ASSETS-100.00%                                          $146,886,684
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) The mutual fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(b) Effective October 15, 2004, the INVESCO International Core Equity Fund was renamed AIM International Core Equity Fund.
(c) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(d) Effective October 15, 2004, the INVESCO Mid-Cap Growth Fund was renamed AIM Mid Cap Stock Fund.
(e) Effective October 15, 2004, the INVESCO Multi-Sector Fund was renamed AIM Multi-Sector Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS:

Investments in affiliated underlying funds,
  at market value (cost $138,502,386)          $146,925,484
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  771,447
-----------------------------------------------------------
  Amount due from advisor                             2,157
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                3,679
-----------------------------------------------------------
Other assets                                         95,093
===========================================================
    Total assets                                147,797,860
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             766,212
-----------------------------------------------------------
  Fund shares reacquired                              5,235
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  3,858
-----------------------------------------------------------
Accrued distribution fees                            76,335
-----------------------------------------------------------
Accrued transfer agent fees                          16,582
-----------------------------------------------------------
Accrued operating expenses                           42,954
===========================================================
    Total liabilities                               911,176
===========================================================
Net assets applicable to shares outstanding    $146,886,684
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $138,324,236
-----------------------------------------------------------
Undistributed net investment income                   4,502
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                             134,848
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      8,423,098
===========================================================
                                               $146,886,684
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 71,430,950
___________________________________________________________
===========================================================
Class B                                        $ 45,845,906
___________________________________________________________
===========================================================
Class C                                        $ 27,338,985
___________________________________________________________
===========================================================
Class R                                        $  2,160,691
___________________________________________________________
===========================================================
Institutional Class                            $    110,152
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           6,556,692
___________________________________________________________
===========================================================
Class B                                           4,217,641
___________________________________________________________
===========================================================
Class C                                           2,515,196
___________________________________________________________
===========================================================
Class R                                             198,434
___________________________________________________________
===========================================================
Institutional Class                                  10,098
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.89
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.89 divided
      by 94.50%)                               $      11.52
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.87
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.87
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.89
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.91
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period April 30, 2004 (Date operations commenced) through December 31, 2004

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $  821,084
========================================================================

EXPENSES:

Administrative services fees                                      33,470
------------------------------------------------------------------------
Custodian fees                                                     4,503
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         68,484
------------------------------------------------------------------------
  Class B                                                        124,720
------------------------------------------------------------------------
  Class C                                                         92,170
------------------------------------------------------------------------
  Class R                                                          2,377
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                          55,519
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             6
------------------------------------------------------------------------
Trustees' fees and retirement benefits                             9,106
------------------------------------------------------------------------
Registration and filing fees                                      54,343
------------------------------------------------------------------------
Professional fees                                                 37,032
------------------------------------------------------------------------
Other                                                             24,104
========================================================================
    Total expenses                                               505,834
========================================================================
Less: Expenses reimbursed and expense offset arrangements       (197,254)
========================================================================
    Net expenses                                                 308,580
========================================================================
Net investment income                                            512,504
========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds                18,318
------------------------------------------------------------------------
Net realized gain from distributions of affiliated
  underlying funds                                               620,000
========================================================================
                                                                 638,318
========================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                             8,423,098
========================================================================
Net gain from affiliated underlying funds                      9,061,416
========================================================================
Net increase in net assets resulting from operations          $9,573,920
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period April 30, 2004 (Date operations commenced) through December 31, 2004

                                                                    2004
----------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds        $    512,504
----------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds and
    capital gain distributions of underlying funds                   638,318
----------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                               8,423,098
============================================================================
    Net increase in net assets resulting from operations           9,573,920
============================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (574,401)
----------------------------------------------------------------------------
  Class B                                                           (294,431)
----------------------------------------------------------------------------
  Class C                                                           (174,411)
----------------------------------------------------------------------------
  Class R                                                            (16,807)
----------------------------------------------------------------------------
  Institutional Class                                                 (1,044)
============================================================================
    Total distributions from net investment income                (1,061,094)
============================================================================
Distributions to shareholders from net realized gains:
  Class A                                                             (4,300)
----------------------------------------------------------------------------
  Class B                                                             (2,835)
----------------------------------------------------------------------------
  Class C                                                             (1,679)
----------------------------------------------------------------------------
  Class R                                                               (132)
----------------------------------------------------------------------------
  Institutional Class                                                     (7)
============================================================================
    Total distributions from net realized gains                       (8,953)
============================================================================
    Decrease in net assets resulting from distributions           (1,070,047)
============================================================================
Share transactions-net:
  Class A                                                         67,422,298
----------------------------------------------------------------------------
  Class B                                                         43,220,987
----------------------------------------------------------------------------
  Class C                                                         25,581,696
----------------------------------------------------------------------------
  Class R                                                          2,056,769
----------------------------------------------------------------------------
  Institutional Class                                                101,061
============================================================================
    Net increase in net assets resulting from share
     transactions                                                138,382,811
============================================================================
    Net increase in net assets                                   146,886,684
============================================================================

NET ASSETS:

  Beginning of period                                                     --
============================================================================
  End of period (including undistributed net investment
    income of $4,502)                                           $146,886,684
____________________________________________________________________________
============================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderate Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on April 30, 2004.

    The Fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds. AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.05% of average daily net assets, through December 31, 2005. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. For the period April 30, 2004 (date operations commenced) through December 31, 2004, AIM reimbursed expenses of $140,021.

    For the year ended December 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $1,693 of expenses incurred by the Fund related to market timing matters in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period April 30, 2004 (date operations commenced) through December 31, 2004, AIM was paid $33,470 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund paid AISI $55,519 for Class A, Class B, Class C and Class R shares and reimbursed $55,187 for Class A, Class B, Class C and Class R shares and $6 for Institutional Class shares and AIM reimbursed fees for the Institutional Class shares of $6.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A,

Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period April 30, 2004 (date operations commenced) through December 31, 2004, the Class A, Class B, Class C and Class R shares paid $68,484, $124,720, $92,170 and $2,377, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 30, 2004 (date operations commenced) through December 31, 2004, AIM Distributors advised the Fund that it retained $203,518 in front-end sales commissions from the sale of Class A shares and $0, $6,749, $801 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to AIM Distributors for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the period April 30, 2004 (date operations commenced) through December 31, 2004.


INVESTMENTS OF AFFILIATES:

                                                                             UNREALIZED
                             MARKET VALUE     PURCHASES       PROCEEDS      APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                           04/30/04        AT COST       FROM SALES    (DEPRECIATION)      12/31/04       INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-
  Institutional Class           $   --       $ 14,082,695    $ (72,829)      $  505,603      $14,516,008     $287,846     $    539
------------------------------------------------------------------------------------------------------------------------------------
AIM International Core
  Equity Fund-
  Institutional Class               --         13,920,051     (121,587)       1,510,049       15,314,403     143,692         5,890
------------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund- Institutional Class         --         10,332,269      (70,846)       1,451,412       11,715,748          --         2,913
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value
  Fund- Institutional Class         --         13,776,360      (87,741)       1,084,950       14,773,178          --          (391)
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-
  Institutional Class               --         17,220,449     (103,300)       1,229,924       18,348,807          --         1,734
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
  Fund- Institutional Class         --          6,888,180      (44,917)         672,259        7,516,013          --           491
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Stock Fund-
  Institutional Class               --          6,910,351      (38,435)         713,703        7,585,673          --            54
------------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-
  Institutional Class               --          7,066,075      (40,846)         494,842        7,521,090          --       178,913
------------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund-
  Institutional Class               --          6,972,390      (35,578)         (16,144)       6,920,670      61,725             2
------------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund-
  Institutional Class               --         35,240,995     (179,635)        (139,494)      34,924,433     327,821       332,511
------------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund- Institutional Class         --          6,929,389      (59,422)         915,994        7,789,461          --       115,662
====================================================================================================================================
  Total                         $   --       $139,339,204    $(855,136)      $8,423,098      $146,925,484    $821,084     $638,318*
____________________________________________________________________________________________________________________________________
====================================================================================================================================

(*) Includes $620,000 of capital gains received from affiliated underlying funds.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund received credits in transfer agency fees of $331 and credits in custodian fees of $16 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $347.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund paid legal fees of $877 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the period April 30, 2004 (date operations commenced) through December 31, 2004, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period April 30, 2004 (date operations commenced) through December 31, 2004 was as follows:

                                                                 2004
------------------------------------------------------------------------
Distributions paid from ordinary income                       $1,070,047
________________________________________________________________________
========================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
--------------------------------------------------------------------------
Undistributed ordinary income                                 $     20,689
--------------------------------------------------------------------------
Undistributed long-term gain                                       125,484
--------------------------------------------------------------------------
Unrealized appreciation -- investments                           8,418,431
--------------------------------------------------------------------------
Temporary book/tax differences                                      (2,156)
--------------------------------------------------------------------------
Shares of beneficial interest                                  138,324,236
==========================================================================
Total net assets                                              $146,886,684
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 30, 2004 (date operations commenced) through December 31, 2004 was $139,339,204 and $855,136, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $8,574,119
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (155,688)
==============================================================================
Net unrealized appreciation of investment securities               $8,418,431
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $138,507,053.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of stock issuance costs and dividends from underlying funds, on December 31, 2004, undistributed net investment income was increased by $553,092, undistributed net realized gain
(loss) was decreased by $494,517 and shares of beneficial interest decreased by $58,575. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------
                                                                    APRIL 30, 2004
                                                                   (DATE OPERATIONS
                                                                    COMMENCED) TO
                                                                  DECEMBER 31, 2004
                                                              --------------------------
                                                                SHARES         AMOUNT
----------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,787,469    $ 69,794,121
----------------------------------------------------------------------------------------
  Class B                                                      4,360,168      44,695,661
----------------------------------------------------------------------------------------
  Class C                                                      2,567,290      26,126,832
----------------------------------------------------------------------------------------
  Class R                                                        212,270       2,203,895
----------------------------------------------------------------------------------------
  Institutional Class                                             10,001         100,010
========================================================================================
Issued as reinvestment of dividends:
  Class A                                                         49,479         534,374
----------------------------------------------------------------------------------------
  Class B                                                         25,211         271,771
----------------------------------------------------------------------------------------
  Class C                                                         14,140         152,429
----------------------------------------------------------------------------------------
  Class R                                                          1,256          13,567
----------------------------------------------------------------------------------------
  Institutional Class                                                 97           1,051
========================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         56,416         586,979
----------------------------------------------------------------------------------------
  Class B                                                        (56,538)       (586,979)
========================================================================================
Reacquired:
  Class A                                                       (336,672)     (3,493,176)
----------------------------------------------------------------------------------------
  Class B                                                       (111,200)     (1,159,466)
----------------------------------------------------------------------------------------
  Class C                                                        (66,234)       (697,565)
----------------------------------------------------------------------------------------
  Class R                                                        (15,092)       (160,693)
========================================================================================
                                                              13,498,061    $138,382,811
________________________________________________________________________________________
========================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                      CLASS A                CLASS B             CLASS C             CLASS R
                                                  ----------------       ----------------    ----------------    ----------------
                                                   APRIL 30, 2004         APRIL 30, 2004      APRIL 30, 2004      APRIL 30, 2004
                                                  (DATE OPERATIONS       (DATE OPERATIONS    (DATE OPERATIONS    (DATE OPERATIONS
                                                   COMMENCED) TO          COMMENCED) TO       COMMENCED) TO       COMMENCED) TO
                                                    DECEMBER 31,           DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                        2004                   2004                2004                2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 10.00                $ 10.00             $ 10.00              $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                               0.11                   0.06                0.06                0.10
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                          0.87                   0.88                0.88                0.88
=================================================================================================================================
    Total from investment operations                     0.98                   0.94                0.94                0.98
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.09)                 (0.07)              (0.07)              (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (0.00)                 (0.00)              (0.00)              (0.00)
=================================================================================================================================
    Total distributions                                 (0.09)                 (0.07)              (0.07)              (0.09)
=================================================================================================================================
Net asset value, end of period                        $ 10.89                $ 10.87             $ 10.87              $10.89
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          9.85%                  9.44%               9.44%               9.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $71,431                $45,846             $27,339              $2,161
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements(c)(d)                      0.40%                  1.05%               1.05%               0.55%
---------------------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements(c)(d)                   0.87%                  1.52%               1.52%               1.02%
=================================================================================================================================
Ratio of net investment income to average net
  assets(c)                                              1.56%                  0.91%               0.91%               1.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  1%                     1%                  1%                  1%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sale charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $29,111,832, $18,555,857, $13,713,029 and $707,444 for Class A, Class B,
     Class C and Class R shares, respectively.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 92%.
(e)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                 (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                   DECEMBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.00
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.13(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.88
===================================================================================
    Total from investment operations                                    1.01
===================================================================================
Less distributions:
  Dividends from net investment income                                 (0.10)
-----------------------------------------------------------------------------------
  Distributions from net realized gains                                (0.00)
===================================================================================
    Total distributions                                                (0.10)
===================================================================================
Net asset value, end of period                                        $10.91
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        10.16%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  110
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                           0.05%(c)(d)
-----------------------------------------------------------------------------------
  Without expense reimbursements                                        0.40%(c)(d)
___________________________________________________________________________________
===================================================================================
Ratio of net investment income to average net assets                    1.91%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                                 1%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $102,394.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 92%.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

    Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.

    The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION

    The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

    As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the

Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

    Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

    A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.
*                                       *                                      *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Moderate Allocation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Moderate Allocation Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the period April 30, 2004 (date operations commenced) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provides a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP

February 18, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of December 31, 2004



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998             Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                          Group Inc. (financial services holding
   President                                        company); Director and Vice Chairman,
                                                    AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a
                                                    global investment management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors,
                                                    Inc. (registered broker dealer), AIM
                                                    Investment Services, Inc., (registered
                                                    transfer agent), and Fund Management
                                                    Company (registered broker dealer); and
                                                    Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    None
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.
   President                                        (financial services holding company);
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.
                                                    (registered transfer agent), Fund
                                                    Management Company (registered broker
                                                    dealer) and INVESCO Distributors, Inc.
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President
                                                    and Chief Executive Officer, INVESCO
                                                    Funds Group, Inc.; President and Chief
                                                    Executive Officer, INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc
                                                    Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett(3) -- 1944    2001             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                                (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)
---------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003             Retired                                    None
   Trustee
                                                    Formerly: President and Chief Executive
                                                    Officer, AMC Cancer Research Center; and
                                                    Chairman and Chief Executive Officer,
                                                    First Columbia Financial Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985             Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
                                                    Formerly: Partner, law firm of Baker &
                                                    McKenzie
---------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003             Co-President and Founder, Green, Manning   None
   Trustee                                          & Bunch Ltd., (investment banking firm);
                                                    and Director, Policy Studies, Inc. and
                                                    Van Gilder Insurance Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001             Director of a number of public and         Cortland Trust, Inc. (Chairman)
   Trustee                                          private business corporations, including   (registered investment company);
                                                    the Boss Group Ltd. (private investment    Annuity and Life Re (Holdings),
                                                    and management) and Magellan Insurance     Ltd. (insurance company)
                                                    Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various
                                                    affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001             Retired                                    None
   Trustee
                                                    Formerly: Chairman, Mercantile Mortgage
                                                    Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001             Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                          Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                    company) and Texana Timber LP
                                                    (sustainable forestry company)
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of December 31, 2004


The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                    Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001               Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                            Naftalis and Frankel LLP                   investment company)
-----------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003               Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                            (California)
                                                      Formerly: Associate Justice of the
                                                      California Court of Appeals
-----------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly: Chief Executive Officer, YWCA    None
   Trustee                                            of the USA
-----------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper      None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar(4) -- 1939       2001               Executive Vice President, Development      None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-----------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley(5) -- 1959     2004               Senior Vice President, A I M Management    N/A
   Senior Vice President and                          Group Inc. (financial services holding
   Chief Compliance Officer                           company); Senior Vice President and
                                                      Chief Compliance Officer, A I M
                                                      Advisors, Inc.; Vice President and Chief
                                                      Compliance Officer, A I M Capital
                                                      Management, Inc. and A I M Distributors,
                                                      Inc.; and Vice President, AIM Investment
                                                      Services, Inc. and Fund Management
                                                      Company
                                                      Formerly: Senior Vice President and
                                                      Compliance Director, Delaware
                                                      Investments Family of Funds
-----------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003               Director, Senior Vice President,           N/A
   Senior Vice President,                             Secretary and General Counsel, A I M
   Secretary and Chief Legal                          Management Group Inc. (financial
   Officer                                            services holding company) and A I M
                                                      Advisors, Inc.; Director and Vice
                                                      President, INVESCO Distributors, Inc.;
                                                      Vice President, A I M Capital
                                                      Management, Inc., and AIM Investment
                                                      Services, Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company and Senior Vice President, A I M
                                                      Distributors, Inc.
                                                      Formerly: Senior Vice President and
                                                      General Counsel, Liberty Financial
                                                      Companies, Inc.; and Senior Vice
                                                      President and General Counsel, Liberty
                                                      Funds Group, LLC and Vice President,
                                                      A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          2002               Managing Director and Director of Money    N/A
   Vice President                                     Market Research and Special Projects,
                                                      A I M Capital Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                       Advisors, Inc.
                                                      Formerly: Senior Vice President, AIM
                                                      Investment Services, Inc.; and Vice
                                                      President, A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004               Director of Cash Management, Managing      N/A
   Vice President                                     Director and Chief Cash Management
                                                      Officer, A I M Capital Management, Inc;
                                                      Director and President, Fund Management
                                                      Company; and Vice President, A I M
                                                      Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(4) -- 1940      2002               Executive Vice President, A I M            N/A
   Vice President                                     Management Group, Inc.; Senior Vice
                                                      President, A I M Advisors, Inc., and
                                                      President, Director of Investments,
                                                      Chief Executive Officer and Chief
                                                      Investment Officer, A I M Capital
                                                      Management, Inc. (See footnote (4)
                                                      below.)
                                                      Formerly: Director of A I M Advisors,
                                                      Inc. and A I M Management Group Inc.,
                                                      A I M Advisors, Inc.; and Director and
                                                      Chairman, A I M Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

(4) Mr. Sklar and Mr. Larsen retired effective December 31, 2004.
(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, Texas
                                                                                77002-5678
COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
                              INDEPENDENT TRUSTEES
Ballard Spahr                                          AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   919 Third Avenue         Houston, TX 77210-4739   Boston, MA 02110-2801
                              New York, NY 10022-3852

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2004, 2.96% is eligible for the dividends received deduction for corporations.

For the tax year ended December 31, 2004, the Fund designated 12.00%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

       DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                    AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(5)          AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(6)                   AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                      AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                       AIM Money Market Fund
AIM Core Stock Fund(1)                       AIM International Core Equity Fund(1)       AIM Short Term Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund               AIM Total Return Bond Fund
AIM Diversified Dividend Fund                AIM International Small Company Fund(7)     Premier U.S. Government Money Portfolio(1)
AIM Dynamics Fund(1)                         AIM Trimark Fund
AIM Emerging Growth Fund                                                                 TAX-FREE
AIM Large Cap Basic Value Fund                           SECTOR EQUITY
AIM Large Cap Growth Fund                                                                AIM High Income Municipal Fund
AIM Libra Fund                               AIM Advantage Health Sciences Fund(1)       AIM Municipal Bond Fund
AIM Mid Cap Basic Value Fund                 AIM Energy Fund(1)                          AIM Tax-Exempt Cash Fund
AIM Mid Cap Core Equity Fund(2)              AIM Financial Services Fund(1)              AIM Tax-Free Intermediate Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund
AIM Mid Cap Stock Fund(1)                    AIM Gold & Precious Metals Fund(1)                AIM ALLOCATION SOLUTIONS
AIM Opportunities I Fund                     AIM Health Sciences Fund(1)
AIM Opportunities II Fund                    AIM Leisure Fund(1)                         AIM Aggressive Allocation Fund
AIM Opportunities III Fund                   AIM Multi-Sector Fund(1)                    AIM Conservative Allocation Fund
AIM Premier Equity Fund                      AIM Real Estate Fund                        AIM Moderate Allocation Fund
AIM S&P 500 Index Fund(1)                    AIM Technology Fund(1)
AIM Select Equity Fund                       AIM Utilities Fund(1)
AIM Small Cap Equity Fund(3)
AIM Small Cap Growth Fund(4)                 ==============================================================================
AIM Small Company Growth Fund(1)             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Total Return Fund*(1)                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Endeavor Fund                    FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.
AIM Trimark Small Companies Fund             ==============================================================================
AIM Weingarten Fund

* Domestic equity and income fund


(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. The fund will close to new investors when net assets reach $500 million.

   If used after April 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.



AIMinvestments.com                MAL-AR-1             A I M Distributors, Inc.


                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-----------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management            --Registered Trademark--
                               Plans    Accounts
-----------------------------------------------------------------------

                                                       AIM Small Cap Growth Fund
                               Annual Report to Shareholders o December 31, 2004

                                  [COVER IMAGE]

 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM SMALL CAP GROWTH FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of 12/31/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          Lipper, Inc., an independent mutual fund     The fund files its complete schedule of
                                             performance monitor.                         portfolio holdings with the Securities
o Effective 9/30/03, Class B shares are                                                   and Exchange Commission ("SEC") for the
not available as an investment for           o The unmanaged Lehman U.S. Aggregate        1st and 3rd quarters of each fiscal year
retirement plans maintained pursuant to      Bond Index, which represents the U.S.        on Form N-Q. The fund's Form N-Q filings
Section 401 of the Internal Revenue          investment-grade, fixed-rate bond market     are available on the SEC's Web site,
Code, including 401(k) plans, money          (including government and corporate          sec.gov. Copies of the fund's Forms N-Q
purchase pension plans and profit            securities, mortgage pass-through            may be reviewed and copied at the SEC's
sharing plans. Plans that have existing      securities and asset-backed securities),     Public Reference Room at 450 Fifth
accounts invested in Class B shares will     is compiled by Lehman Brothers, a global     Street, N.W., Washington, D.C.
continue to be allowed to make               investment bank.                             20549-0102. You can obtain information on
additional purchases.                                                                     the operation of the Public Reference
                                             o The fund is not managed to track the       Room, including information about
o Class R shares are available only to       performance of any particular index,         duplicating fee charges, by calling
certain retirement plans. Please see the     including the indexes defined here, and      1-202-942-8090 or by electronic request at
prospectus for more information.             consequently, the performance of the         the following Email address:
                                             fund may deviate significantly from the      publicinfo@sec.gov. The SEC file numbers
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of the indexes.                  for the fund are 811-2699 and 2-57526. The
                                                                                          fund's most recent portfolio holdings,
o Investing in small and mid-size            o A direct investment cannot be made in      as filed on Form N-Q, are also available
companies involves risks not associated      an index. Unless otherwise indicated,        at AIMinvestments.com.
with investing in more established           index results include reinvested
companies, including business risk,          dividends, and they do not reflect sales     A description of the policies and
significant stock price fluctuations and     charges. Performance of an index of          procedures that the fund uses to
illiquidity.                                 funds reflect fund expenses; performance     determine how to vote proxies relating
                                             of a market index does not.                  to portfolio securities is available
o A significant portion of the fund's                                                     without charge, upon request, from our
returns during certain periods was           OTHER INFORMATION                            Client Services department at 800-959-4246
attributable to investments in initial                                                    or on the AIM Web site,
public offers (IPOs). These investments      o Industry classifications used in this      AIMinvestments.com. On the home page,
had a magnified impact when the fund's       report are generally according to the        scroll down and click on AIM Funds Proxy
asset base was relatively small. As the      Global Industry Classification Standard,     Policy. The information is also
fund's assets grow, the impact of IPO        which was developed by and is the            available on the Securities and Exchange
investments will decline, which may          exclusive property and a service mark of     Commission's Web site, sec.gov.
reduce the effect of IPO investments on      Morgan Stanley Capital International
the fund's total return. For additional      Inc. and Standard & Poor's.                  Information regarding how the fund voted
information regarding the impact of IPO                                                   proxies related to its portfolio
investments, please see the fund's           o The returns shown in the Management's      securities during the 12 months ended
prospectus.                                  Discussion of Fund Performance are based     6/30/04 is available at our Web site. Go
                                             on net asset values calculated for           to AIMinvestments.com, access the About
ABOUT INDEXES USED IN THIS REPORT            shareholder transactions. Generally          Us tab, click on Required Notices and
                                             accepted accounting principles require       then click on Proxy Voting Activity.
o The unmanaged Standard & Poor's            adjustments to be made to the net assets     Next, select your fund from the dropdown
Composite Index of 500 Stocks (the S&P       of the fund at period end for financial      menu.
500--Registered Trademark--) is an           reporting purposes, and as such, the net
index of common stocks frequently used       asset values for shareholder
as a general measure of U.S. stock           transactions and the returns based on
market performance.                          those net asset values may differ from
                                             the net asset values and returns
o The unmanaged Russell 2000--Registered     reported in the Financial Highlights.
Trademark-- Growth Index is a subset of
the unmanaged Russell 2000 Index, which
represents the performance of the stocks
of small-capitalization companies; the
Growth subset measures the performance
of Russell 2000 companies with higher
price/book ratios and higher forecasted
growth values.

o The unmanaged Lipper Small-Cap Growth
Fund Index represents an average of the
performance of the 30 largest
small-capitalization growth equity funds tracked by

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM SMALL CAP GROWTH FUND

                    DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    NEW BOARD CHAIRMAN

                    It is our pleasure to introduce you to Bruce Crockett, the
[PHOTO OF           new Chairman of the Board of Trustees of the AIM Funds. Bob
ROBERT H.           Graham has served as Chairman of the Board of Trustees of
GRAHAM]             the AIM Funds ever since Ted Bauer retired from that
                    position in 2000. However, as you may be aware, the U.S.
ROBERT H. GRAHAM    Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a
                    trustee who is not an officer of the fund's investment
[PHOTO OF           advisor, serve as chairman of the funds' Board. In addition,
MARK H.             a similar provision was included in the terms of AIM
WILLIAMSON]         Advisors' recent settlements with certain regulators.
                    Accordingly, the AIM Funds' Board recently elected Mr.
MARK H. WILLIAMSON  Crockett, one of the 14 independent trustees on the AIM
                    Funds' Board, as Chairman. His appointment became effective on October 4, 2004. Mr. Graham will remain on the funds'
[PHOTO OF           Board, as will Mark Williamson, President and Chief
BRUCE L.            Executive Officer of AIM. Mr. Graham will also remain
CROCKETT]           Chairman of AIM Investments--Registered Trademark--.

BRUCE L. CROCKETT      Mr. Crockett has been a member of the AIM Funds' Board
                    since 1992, when AIM acquired certain funds that had been
                    advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of
                    experience in finance and general management and has been
                    Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds' Board in
                    AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

                    MARKET CONDITIONS DURING THE FISCAL YEAR

                    After nine months of slow growth, equity markets rallied late in the year to produce solid results for 2004. The S&P
                    500 Index was up 10.87% for the year as a whole, but that includes the 9.23% total return for the fourth quarter alone. For bonds, the turning point came earlier. Almost all of the 4.34% return produced by the Lehman U.S. Aggregate
                    Bond Index came during the second half of the year, despite the fact that the Federal Reserve had begun raising short-term interest rates about halfway through the year.
                    Overseas markets followed a similar pattern, with quite robust double-digit performance across the board, most of it produced during the second half of the year.

                       All in all, 2004 was a good year for American investors,
                    with the decline in the dollar over the course of the year lending a boost to returns from foreign holdings. And there were a number of solid economic numbers to report as of the end of the year:

                       o U.S. gross domestic product (GDP) rose each quarter during 2004. And respondents to the BusinessWeek magazine survey foresaw 2005 GDP growth at 3.5%, above the post-World War II average of 3.4%.

                       o The Institute for Supply Management's manufacturing and nonmanufacturing indexes--based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy--both continued to rise during December and remained in very strong territory.

                       o Thomson First Call, which tracks corporate earnings and other information for clients in financial service industries, estimated S&P 500 earnings to be up 10.5% in 2005.

                       Of course, none of this can guarantee that 2005 will be
                    another good year. Over the short term, the only sure thing about the investment markets is their unpredictability.
                    Hence, we have always urged shareholders to keep a long-term perspective on all their investments.

                    YOUR FUND

                    The following pages present a discussion of how your fund invests, how it performed compared to pertinent benchmarks during the fiscal year and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often.
                    Updated information on your fund is always available there, as well as general information on a variety of investing topics.

                       As always, AIM is committed to building solutions for
                    your investment goals, and we thank you for your participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                     /s/ MARK H. WILLIAMSON

                    Robert H. Graham                         Mark H. Williamson
                    Chairman, AIM Investments                CEO & President, AIM Investments
                    President & Vice Chairman, AIM Funds     Trustee, AIM Funds

                    January 28, 2005

                    AIM Investments is a registered service mark of A I M
                    Management Group Inc. A I M Advisors, Inc. and A I M Capital
                    Management, Inc. are the investment advisors and A I M
                    Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SMALL CAP GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND                                                           stay fully diversified in all those
PERFORMANCE                                                                               sectors and have a maximum deviation
                                                                                          from that sector weight of plus or minus
Stocks, as measured by most domestic         sound companies, so we may be at a           350 basis points (3.5%).
market indexes, rallied in the fourth        disadvantage in periods when low-quality
quarter of 2004, enabling the fund to        stocks lead the market returns. However,     o Applying a rigorous three-step process
record positive returns for the year.        as history has demonstrated, we believe      that includes fundamental, valuation and
                                             adhering to our strategy of identifying      technical analysis to identify
========================================     companies that exhibit sustainable           small-capitalization companies that are
FUND VS. INDEXES                             growth allows the fund to potentially        operating in growing industries and have
                                             take advantage of continued economic         the potential for strong earnings growth
TOTAL RETURNS, 12/31/03-12/31/04,            recovery and perform well over an            and have attractive stock valuations.
EXCLUDING APPLICABLE SALES CHARGES. IF       economic cycle. As such, we believe our
SALES CHARGES WERE INCLUDED, RETURNS         combination of disciplined portfolio         o A stock that successfully passes
WOULD BE LOWER.                              construction and fundamentally based         through our rigorous three-step stock
                                             stock selection potentially leads to         selection process is a viable candidate
Class A Shares                     6.81%     attractive absolute returns over a           for inclusion in the portfolio. Our
                                             long-term investment horizon with            target portfolio is designed to limit
Class B Shares                     6.05      below-market volatility. Since we took       volatility and downside risk.
                                             over management of the fund in September
Class C Shares                     6.05      2004, we encourage shareholders to avoid        We consider selling a stock for any
                                             placing emphasis on short-term relative      of the following reasons:
Class R Shares                     6.52      performance and instead measure the
                                             success of our investment process over       o A change in industry or company
S&P 500 Index                                the long term.                               fundamentals indicates problems;
(Broad Market Index)              10.87
                                             HOW WE INVEST                                o The price target has been exceeded;
Russell 2000 Growth Index
(Style-Specific Index)            14.31      On September 8, 2004, changes were made      o The technical profile deteriorates.
                                             to the fund's portfolio management team
Lipper Small-Cap Growth Fund Index           with the objective of improving long-term    MARKET CONDITIONS AND YOUR FUND
(Peer Group Index)                10.79      performance. We use a bottom-up approach
                                             to investing, selecting stocks based on      After assuming management of the fund,
Source: Lipper, Inc.                         an analysis of individual companies. Our     we restructured the portfolio,
========================================     goal is to produce consistent, strong        transitioning to stocks in which we had
                                             risk-adjusted returns for long-term          most confidence in their long-term
   In selecting stocks for the fund, our     investors. Our investment process            outlook. We reduced the number of equity
focus is on companies with sound             involves:                                    holdings in the portfolio from 207 as of
fundamentals and strong earnings-growth                                                   August 31, 2004, to 154 at the close of
potential. We observed that many of the      o Utilizing a disciplined portfolio          the reporting period. We increased the
stocks that led the fourth-quarter rally     construction process that aligns the         fund's weighting most significantly in
represented smaller, riskier,                fund with a benchmark that we believe        industrials, materials and consumer
unprofitable companies that did not meet     represents the small cap growth asset        discretionary while reducing it in
our investment criteria. We believe that     class. We diversify the fund in line         information technology and energy.
this is the main reason the fund lagged      with the sector diversification of that
its indexes. Additionally, the fund          benchmark, so we                                In industrials, our investment in
further underperformed the Russell 2000                                                   capital goods was driven by a belief
Growth Index primarily because its                                                        that these companies may benefit from a
holdings in health care generally lagged                                                  recovery in the domestic industrial
those of the benchmark.                                                                   economy as well as

   As a consistent part of our
discipline, our primary investments
consist of fundamentally

===================================================================================================================================

PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                      TOP 10 INDUSTRIES*
By sector
                                              1. iShares Nasdaq Biotechnology              1. Health Care Equipment          6.0
              [PIE CHART]                        Index Fund                     1.5%
                                                                                           2. Health Care Services           4.7
Financials                         7.5%       2. Websense, Inc.                 1.1
                                                                                           3. Application Software           4.5
Health Care                       20.7%       3. Trimble Navigation Ltd.        1.0
                                                                                           4. Regional Banks                 4.1
Money Market Funds Plus Other                 4. Beazer Homes USA, Inc.         1.0
                                                                                           5. Biotechnology                  4.0
Assets Less Liabilities            1.8%       5. Macromedia, Inc.               1.0
                                                                                           6. Semiconductors                 3.4
Materials                          3.7%       6. Microsemi Corp.                1.0
                                                                                           7. Restaurants                    3.4
Industrials                       15.2%       7. CoStar Group Inc.              1.0
                                                                                           8. Industrial Machinery           2.5
Consumer Discretionary            19.9%       8. FLIR Systems, Inc.             0.9
                                                                                           9. Apparel Retail                 2.5
Consumer Staples                   0.9%       9. Euronet Worldwide, Inc.        0.9
                                                                                          10. Diversified Commercial
Energy                             4.8%      10. P. F. Chang's China Bistro,                  Services                       2.3
                                                 Inc.                           0.9
Information Technology            25.5%

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

* Excluding money market fund holdings.

===================================================================================================================================

improved global demand. We believe           possess these qualities which we look        The views and opinions expressed in
materials could also benefit from these      for in our investment process.               Management's Discussion of Fund
same trends. In consumer discretionary,                                                   Performance are those of A I M Advisors,
we added to the hotel and leisure stocks        After more than a year of negative        Inc. These views and opinions are
as we continued to see solid growth          same-store sales, the BeBe Stores began      subject to change at any time based on
prospects in these areas.                    to report positive results in the middle     factors such as market and economic
                                             of 2003, and that trend accelerated          conditions. These views and opinions may
   In information technology, we reduced     through 2004. Urban Outfitters benefited     not be relied upon as investment advice
the portfolio's holdings in hardware         from new store openings and higher           or recommendations, or as an offer for a
companies while increasing its exposure      same-store sales. In addition, the           particular security. The information is
to software stocks, which we considered      company's earnings also were enhanced by     not a complete analysis of every aspect
attractively priced. In health care, we      improved gross and operating margins. We     of any market, country, industry,
reduced the fund's exposure to riskier,      sold the stock and took profits.             security or the Fund. Statements of fact
early stage biotechnology companies                                                       are from sources considered reliable,
while increasing its weighting in health        Information technology and health         but A I M Advisors, Inc. makes no
care equipment and services.                 care were the sectors that detracted the     representation or warranty as to their
                                             most from fund performance. Taro             completeness or accuracy. Although
   These changes, combined with an           Pharmaceutical, a manufacturer of            historical performance is no guarantee
upswing in the market, helped the fund       prescription and over-the-counter            of future results, these insights may
post double-digit returns at net asset       pharmaceutical products, and ASE Test,       help you understand our investment
value for the fourth quarter. Major          an independent semiconductor testing         management philosophy.
market indexes, after struggling for         company, both detracted from
much of the year, rallied after oil          performance. Taro's stock declined after           See important fund and index
prices peaked in October and the             the company lowered its earnings                  disclosures inside front cover.
presidential election cycle drew to a        estimates due to decreased sales to its
close. For the (fourth) quarter,             U.S. wholesale customers. ASE's stock                            JULIET S. ELLIS,
information technology and consumer          declined because of weaker-than-expected                         Chartered Financial
discretionary were the top-performing        earnings as a result of                             [ELLIS       Analyst and Senior
sectors and the most significant             lower-than-anticipated orders in the                PHOTO]       Portfolio Manager,
contributors to fund performance for the     semiconductor capital equipment market.                          is lead portfolio
three-month period. Because of our           The fund no longer owned either stock at                         manager of AIM Small
diversification strategy, the portfolio      the close of the reporting period.           Cap Growth Fund. Ms. Ellis joined AIM in
continued to have substantial exposure                                                    2004. She previously served as Senior
to information technology and consumer       IN CLOSING                                   Portfolio Manager of two small-cap funds
discretionary, helping the fund                                                           for another company and was responsible
participate in the rally.                    We remain committed to our bottom-up         for the management of more than $2
                                             stock selection process of identifying       billion in assets. Ms. Ellis began her
   For the year, consumer discretionary      attractively valued small-cap growth         investment career in 1981 as a financial
was the best-performing sector for the       companies' with high growth potential        consultant. She is a Cum Laude and Phi
fund. Within this sector, two stocks         while endeavoring to avoid high-risk         Beta Kappa graduate of Indiana
that performed particularly well for the     stocks. We believe our disciplined           University with a B.A. in economics and
fund were clothing retailers Urban           investment strategy has the potential to     political science.
Outfitters and BeBe Stores. Consistent       provide shareholders with consistent,
with our investment strategy, we seek to     attractive returns over a long-term                              JUAN R. HARTSFIELD,
identify leading growth companies which      investment horizon with below-market                             Chartered Financial
have sustainable competitive advantages,     risk. We appreciate your continued              [HARTSFIELD      Analyst and
strong growth prospects and solid            participation in AIM Small Cap Growth              PHOTO]        Portfolio Manager,
management teams. We believe both BeBe       Fund.                                                            is portfolio manager
Stores and Urban Outfitters                                                                                   of AIM Small Cap
                                                                                          Growth Fund. Prior to joining AIM in
                                                                                          2004, he began his investment career in
                                                                                          2000 as an equity analyst and most
                                                                                          recently served as a portfolio manager.
                                                                                          Mr. Hartsfield earned a B.S. in
                                                                                          petroleum engineering from the
                                                                                          University of Texas and his M.B.A. from
                                                                                          the University of Michigan.

                                                                                          Assisted by the Small Cap Core/Growth
                                                                                          Teams

=======================================
TOTAL NET ASSETS           $1.8 BILLION

TOTAL NUMBER OF HOLDINGS*           154                                                           [RIGHT ARROW GRAPHIC]
=======================================
                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE RECORD, PLEASE TURN
                                                                                          TO PAGE 5.

AIM SMALL CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     To do so, compare this 5% hypothetical
                                             the period. Simply divide your account       example with the 5% hypothetical
As a shareholder of the fund, you incur      value by $1,000 (for example, an $8,600      examples that appear in the shareholder
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      reports of the other funds.
costs, which may include sales charges       then multiply the result by the number
(loads) on purchase payments; contingent     in the table under the heading entitled         Please note that the expenses shown
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to      in the table are meant to highlight your
and redemption fees, if any; and (2)         estimate the expenses you paid on your       ongoing costs only and do not reflect
ongoing costs, including management          account during this period.                  any transactional costs, such as sales
fees;distribution and/or service fees                                                     charges (loads) on purchase payments,
(12b-1); and other fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON          contingent deferred sales charges on
example is intended to help you              PURPOSES                                     redemptions, and redemption fees, if
understand your ongoing costs (in                                                         any. Therefore, the hypothetical
dollars) of investing in the fund and to     The table below also provides                information is useful in comparing
compare these costs with ongoing costs       information about hypothetical account       ongoing costs only, and will not help
of investing in other mutual funds. The      values and hypothetical expenses based       you determine the relative total costs
example is based on an investment of         on the fund's actual expense ratio and       of owning different funds. In addition,
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     if these transactional costs were
period and held for the entire period,       before expenses, which is not the fund's     included, your costs would have been
July 1, 2004 - December 31, 2004.            actual return. The hypothetical account      higher.
                                             values and expenses may not be used to
ACTUAL EXPENSES                              estimate the actual ending account
                                             balance or expenses you paid for the
The table below provides information         period. You may use this information to
about actual account values and actual       compare the ongoing costs of investing
expenses. You may use the information in     in the fund and other funds.
this table, together with the amount you
invested, to

===================================================================================================================================
                                                   ACTUAL                                      HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING ACCOUNT       ENDING ACCOUNT            EXPENSES             ENDING ACCOUNT              EXPENSES
SHARE            VALUE                   VALUE               PAID DURING               VALUE                  PAID DURING
CLASS           (7/1/04)             (12/31/04)(1)            PERIOD(2)              (12/31/04)                PERIOD(2)
  A             $1,000.00              $1,031.60               $ 7.97                $1,017.29                  $ 7.91
  B              1,000.00               1,028.10                11.78                 1,013.52                   11.69
  C              1,000.00               1,028.10                11.78                 1,013.52                   11.69
  R              1,000.00               1,030.60                 9.24                 1,016.04                    9.17

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004 to December 31,
2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1,
2004 to December 31, 2004 was 3.16%, 2.81%, 2.81% and 3.06% for Class A, B, C and R shares, respectively.

(2) Expenses are equal to the fund's annualized expense ratio (1.56%, 2.31%, 2.31% and 1.81% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

===================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON      For More Information Visit
                                                                                          IMAGE]           AIMinvestments.com

AIM SMALL CAP GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

===================================================================================================================================
Past performance cannot guarantee            RESULTS OF A $10,000 INVESTMENT
comparable future results.                   10/18/95-12/31/04 Index performance from 10/31/95

   Your fund's total return includes                                         [MOUNTAIN CHART]
reinvested distributions, applicable
sales charges, fund expenses and                        AIM SMALL CAP   AIM SMALL CAP          LIPPER SMALL-CAP
management fees. Results for Class B                     GROWTH FUND     GROWTH FUND   S&P 500    GROWTH FUND   RUSSELL 2000
shares are calculated as if a                  DATE    CLASS B SHARES  CLASS A SHARES   INDEX        INDEX      GROWTH INDEX
hypothetical shareholder had liquidated
his entire investment in the fund at the     10/18/95     $10000          $ 9450       $10000       $10000         $10000
close of the reporting period and paid          12/95      10307            9756        10640        10624          10673
the applicable contingent deferred sales         3/96      11373           10781        11211        11452          11286
charges. Index results include                   6/96      12133           11517        11713        12451          11945
reinvested dividends, but they do not            9/96      12196           11592        12075        12625          11843
reflect sales charges.. Performance of          12/96      11661           11104        13081        12435          11875
an index of funds reflects fund expenses         3/97      10009            9552        13432        10953          10629
and management fees; performance of a            6/97      11782           11256        15775        12945          12495
market index does not. Performance shown         9/97      14272           13661        16957        15115          14609
in the chart does not reflect deduction         12/97      13466           12908        17443        13831          13412
of taxes a shareholder would pay on fund         3/98      15726           15106        19875        15394          15006
distributions or sale of fund shares.            6/98      15890           15288        20535        14831          14144
Performance of the indexes does not              9/98      12642           12204        18497        11293          10981
reflect the effects of taxes.                   12/98      16458           15900        22432        13965          13577
                                                 3/98      17476           16907        23549        13511          13349
   In evaluating this chart, please note         6/98      21700           21023        25206        15436          15317
that the chart uses a logarithmic scale          9/98      22610           21946        23636        15715          14564
along the vertical axis (the value              12/99      31172           30307        27150        22507          19428
scale). This means that each scale               3/00      40054           38999        27772        26537          21231
increment always represents the same             6/00      39629           38668        27034        25116          19666
percent change in price; in a linear             9/00      39370           38491        26772        24720          18884
chart each scale increment always               12/00      30722           30086        24679        20649          15070
represents the same absolute change in           3/01      24310           23860        21755        16752          12779
price. In this example, the scale                6/01      28266           27788        23027        19545          15076
increment between $5,000 and $10,000 is          9/01      21318           21006        19649        14653          10842
the same as that between $10,000 and            12/01      26294           25943        21748        17972          13679
$20,000. In a linear chart, the latter           3/01      25479           25184        21808        17712          13411
scale increment would be twice as large.         6/01      21980           21756        18888        15323          11306
The benefit of using a logarithmic scale         9/01      17856           17715        15627        12334           8873
is that it better illustrates                   12/02      18778           18675        16943        13007           9540
performance during the fund's early              3/02      17994           17917        16410        12522           9170
years before reinvested distributions            6/02      21698           21656        18935        15445          11384
and compounding create the potential for         9/02      23287           23293        19436        16793          12576
the original investment to grow to very         12/03      25930           25981        21801        18831          14171
large numbers. Had the chart used a              3/03      26487           26590        22170        19502          14962
linear scale along its vertical axis,            6/03      26744           26903        22551        19476          14975
you would not be able to see as clearly          9/03      24341           24522        22129        18164          14075
the movements in the value of the fund          12/04     $27727          $27723       $24171       $20862         $16198
and the indexes during the fund's early                                                              Source: Lipper, Inc.
years. We use a logarithmic scale in
financial reports of funds that have         CLASS C SHARES                               1% for the first year after purchase.
more than five years of performance          Inception (5/3/99)                6.91%      Class R shares do not have a front-end
history.                                     5 Years                          -2.48       sales charge; returns shown are at net
                                             1 Year                            5.05       asset value and do not reflect a 0.75%
=======================================                                                   CDSC that may be imposed on a total
AVERAGE ANNUAL TOTAL RETURNS                 CLASS R SHARES                               redemption of retirement plan assets
                                             Inception                        12.21%      within the first year. The performance
As of 12/31/04, including applicable         5 Years                          -1.95       of the fund's share classes will differ
sales charges                                1 Year                            6.52       due to different sales charge structures
                                             =======================================      and class expenses.
CLASS A SHARES
Inception (10/18/95)             11.72%      Class R shares' inception date is
5 Years                          -2.85       6/3/02. Returns since that date are
1 Year                            0.92       historical returns. All other returns
                                             are blended returns of historical Class
CLASS B SHARES                               R share performance and restated Class A
Inception (10/18/95)             11.72%      share performance (for periods prior to
5 Years                          -2.85       the inception date of Class R shares) at
1 Year                            1.05       net asset value, adjusted to reflect the
                                             higher Rule 12b1 fees applicable to
                                             Class R shares. Class A shares'
                                             inception date is 10/18/95.

                                                The performance data quoted represent
                                             past performance and cannot guarantee
                                             comparable future results; current
                                             performance may be lower or higher.
                                             Please visit AIMinvestments.com for the
                                             most recent month-end performance.
                                             Performance figures reflect reinvested
                                             distributions, changes in net asset
                                             value and the effect of the maximum
                                             sales charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.

                                                Class A share performance reflects
                                             the maximum 5.50% sales charge, and
                                             Class B and Class C share performance
                                             reflects the applicable contingent
                                             deferred sales charge (CDSC) for the
                                             period involved. The CDSC on Class B
                                             shares declines from 5% beginning at the
                                             time of purchase to 0% at the beginning
                                             of the seventh year. The CDSC on Class C
                                             shares is
===================================================================================================================================

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/04

AIM SMALL CAP GROWTH FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                  Please note that past performance is not
                                             For periods ended 12/31/04                    indicative of future results. More
The following information has been           Inception (3/15/02)               4.49%       recent returns may be more or less than
prepared to provide Institutional Class      1 Year                            7.41        those shown. All returns assume
shareholders with a performance overview                                                   reinvestment of distributions at net
specific to their holdings.                  ========================================      asset value. Investment return and
Institutional Class shares are offered                                                     principal value will fluctuate so your
exclusively to institutional investors,      Institutional Class shares have no sales      shares, when redeemed, may be worth more
including defined contribution plans         charge; therefore, performance is at net      or less than their original cost. See
that meet certain criteria.                  asset value. Performance of                   full report for information on
                                             Institutional Class shares will differ        comparative benchmarks. Please consult
                                             from performance of other share classes       your fund prospectus for more
                                             due to differing sales charges and class      information. For the most current
                                             expenses.                                     month-end performance, please call
                                                                                           800-451-4246 or visit
                                                                                           AIMinvestments.com.

                                   Over for information on your fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com       SCG-INS-1 1/05        [YOUR GOALS. OUR SOLUTIONS.]       [AIM INVESTMENTS LOGO APPEARS HERE]
                                                 --Registered Trademark--               --Registered Trademark--


INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value      You may use this information to compare
                                             by $1,000 (for example, an $8,600             the ongoing costs of investing in the
As a shareholder of the fund, you incur      account value divided by $1,000 = 8.6),       fund and other funds. To do so, compare
ongoing costs, including management          then multiply the result by the number        this 5% hypothetical example with the 5%
fees; and other fund expenses. This          in the table under the heading entitled       hypothetical examples that appear in the
example is intended to help you              "Actual Expenses Paid During Period" to       shareholder reports of the other funds.
understand your ongoing costs (in            estimate the expenses you paid on your
dollars) of investing in the fund and to     account during this period.                       Please note that the expenses shown
compare these costs with ongoing costs                                                     in the table are meant to highlight your
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON           ongoing costs only. Therefore, the
example is based on an investment of         PURPOSES                                      hypothetical information is useful in
$1,000 invested at the beginning of the                                                    comparing ongoing costs only, and will
period and held for the entire period        The table below also provides                 not help you determine the relative
July 1, 2004-December 31, 2004.              information about hypothetical account        total costs of owning different funds.
                                             values and hypothetical expenses based
ACTUAL EXPENSES                              on the fund's actual expense ratio and
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical account
expenses. You may use the information in     values and expenses may not be used to
this table, together with the amount you     estimate the actual ending account
invested, to estimate the expenses that      balance or expenses you paid for the
you paid over the                            period.

====================================================================================================================================

                                                            ACTUAL                           HYPOTHETICAL
                                                                                 (5% ANNUAL RETURN BEFORE EXPENSES)

                         BEGINNING ACCOUNT    ENDING ACCOUNT        EXPENSES      ENDING ACCOUNT        EXPENSES
                              VALUE                VALUE           PAID DURING        VALUE            PAID DURING
                           (07/01/04)          (12/31/04)(1)        PERIOD(2)       (12/31/04)          PERIOD(2)
Institutional Class        $1,000.00             $1,035.00            $4.76         $1,020.46             $4.72

(1) The actual ending account value is based on the actual total return of the fund for the period July 1, 2004, to December 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period July 1, 2004, to December 31, 2004, was 3.50% for the Institutional Class.

(2) Expenses are equal to the fund's annualized expense ratio, 0.93% for the Institutional Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

====================================================================================================================================

AIMinvestments.com     SCG-INS-1 1/05

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.20%

AEROSPACE & DEFENSE-1.84%

Applied Signal Technology, Inc.                     72,900   $    2,569,725
---------------------------------------------------------------------------
Mercury Computer Systems, Inc.(a)                  484,800       14,388,864
---------------------------------------------------------------------------
United Industrial Corp.(b)                         426,200       16,510,988
===========================================================================
                                                                 33,469,577
===========================================================================

AIR FREIGHT & LOGISTICS-1.37%

Forward Air Corp.(a)                               297,600       13,302,720
---------------------------------------------------------------------------
UTI Worldwide, Inc. (United Kingdom)               170,000       11,563,400
===========================================================================
                                                                 24,866,120
===========================================================================

AIRLINES-0.39%

AirTran Holdings, Inc.(a)(b)                       656,900        7,028,830
===========================================================================

APPAREL RETAIL-2.55%

Aeropostale, Inc.(a)(b)                            363,800       10,706,634
---------------------------------------------------------------------------
bebe stores, inc.(b)                               549,675       14,830,231
---------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)(b)                 480,174       13,588,924
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)             317,000        7,056,420
===========================================================================
                                                                 46,182,209
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.96%

Fossil, Inc.(a)                                    349,750        8,967,590
---------------------------------------------------------------------------
Oxford Industries, Inc.                            315,700       13,038,410
---------------------------------------------------------------------------
Quiksilver, Inc.(a)(b)                             454,800       13,548,492
===========================================================================
                                                                 35,554,492
===========================================================================

APPLICATION SOFTWARE-4.52%

Catapult Communications Corp.(a)                   344,700        8,327,952
---------------------------------------------------------------------------
Epicor Software Corp.(a)                           887,700       12,507,693
---------------------------------------------------------------------------
Macromedia, Inc.(a)                                587,200       18,273,664
---------------------------------------------------------------------------
Magma Design Automation, Inc.(a)(b)                303,200        3,808,192
---------------------------------------------------------------------------
MicroStrategy Inc.-Class A(a)                      241,800       14,568,450
---------------------------------------------------------------------------
NAVTEQ Corp.(a)                                    252,700       11,715,172
---------------------------------------------------------------------------
RSA Security Inc.(a)(b)                            641,476       12,868,009
===========================================================================
                                                                 82,069,132
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.66%

Affiliated Managers Group, Inc.(a)(b)              176,500       11,956,110
===========================================================================

BIOTECHNOLOGY-4.03%

Affymetrix, Inc.(a)(b)                             363,700       13,293,235
---------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.(a)                    414,700        9,687,392
---------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)(b)                 262,500       11,943,750
---------------------------------------------------------------------------




                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
BIOTECHNOLOGY-(CONTINUED)

Genencor International Inc.(a)                     322,000        5,280,800
---------------------------------------------------------------------------
Gen-Probe Inc.(a)                                  337,000   $   15,235,770
---------------------------------------------------------------------------
Techne Corp.(a)(b)                                 218,100        8,484,090
---------------------------------------------------------------------------
United Therapeutics Corp.(a)                       205,500        9,278,325
===========================================================================
                                                                 73,203,362
===========================================================================

BROADCASTING & CABLE TV-0.67%

Radio One, Inc.-Class A(a)                         273,800        4,408,180
---------------------------------------------------------------------------
Radio One, Inc.-Class D(a)(b)                      480,100        7,739,212
===========================================================================
                                                                 12,147,392
===========================================================================

BUILDING PRODUCTS-0.66%

Trex Co., Inc.(a)(b)                               227,400       11,924,856
===========================================================================

CASINOS & GAMING-1.68%

Penn National Gaming, Inc.(a)                      252,900       15,313,095
---------------------------------------------------------------------------
Shuffle Master, Inc.(a)(b)                         323,400       15,232,140
===========================================================================
                                                                 30,545,235
===========================================================================

CATALOG RETAIL-1.14%

Coldwater Creek Inc.(a)                            303,200        9,359,784
---------------------------------------------------------------------------
Insight Enterprises, Inc.(a)                       550,000       11,286,000
===========================================================================
                                                                 20,645,784
===========================================================================

COMMODITY CHEMICALS-0.38%

Spartech Corp.                                     254,300        6,888,987
===========================================================================

COMMUNICATIONS EQUIPMENT-2.27%

Plantronics, Inc.                                  241,500       10,015,005
---------------------------------------------------------------------------
Polycom, Inc.(a)(b)                                660,300       15,398,196
---------------------------------------------------------------------------
SafeNet, Inc.(a)(b)                                430,100       15,801,874
===========================================================================
                                                                 41,215,075
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.82%

GameStop Corp.-Class A(a)                          662,900       14,822,444
===========================================================================

COMPUTER HARDWARE-0.69%

Intergraph Corp.(a)                                303,200        8,165,176
---------------------------------------------------------------------------
PalmOne, Inc.(a)                                   136,400        4,303,420
===========================================================================
                                                                 12,468,596
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.72%

Avid Technology, Inc.(a)(b)                        212,200       13,103,350
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.56%

Toro Co. (The)                                     124,500       10,128,075
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

CONSTRUCTION MATERIALS-0.90%

Eagle Materials Inc.(b)                            189,700   $   16,380,595
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.64%

Euronet Worldwide, Inc.(a)                         643,900       16,754,278
---------------------------------------------------------------------------
Global Payments Inc.(b)                            222,300       13,013,442
===========================================================================
                                                                 29,767,720
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.31%

Charles River Associates Inc.(a)(b)                224,400       10,495,188
---------------------------------------------------------------------------
Corporate Executive Board Co. (The)(b)             208,000       13,923,520
---------------------------------------------------------------------------
CoStar Group Inc.(a)(b)                            379,000       17,502,220
===========================================================================
                                                                 41,920,928
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.10%

II-VI Inc.(a)(b)                                   268,300       11,400,067
---------------------------------------------------------------------------
Woodward Governor Co.                              118,800        8,507,268
===========================================================================
                                                                 19,907,335
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.05%

Cognex Corp.(b)                                    151,600        4,229,640
---------------------------------------------------------------------------
Daktronics, Inc.(a)(b)                             303,200        7,546,648
---------------------------------------------------------------------------
FLIR Systems, Inc.(a)(b)                           268,300       17,114,857
---------------------------------------------------------------------------
Keithley Instruments, Inc.                         424,700        8,366,590
===========================================================================
                                                                 37,257,735
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-1.05%

Trimble Navigation Ltd.(a)(b)                      576,400       19,044,256
===========================================================================

ENVIRONMENTAL SERVICES-0.74%

Stericycle, Inc.(a)(b)                             291,600       13,399,020
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.84%

Scotts Co. (The)-Class A(a)                        207,100       15,225,992
===========================================================================

FOOD DISTRIBUTORS-0.87%

United Natural Foods, Inc.(a)(b)                   505,300       15,714,830
===========================================================================

HEALTH CARE EQUIPMENT-6.03%

American Medical Systems Holdings, Inc.(a)         362,300       15,147,763
---------------------------------------------------------------------------
Closure Medical Corp.(a)                           328,500        6,405,750
---------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                   400,300       14,783,079
---------------------------------------------------------------------------
Intuitive Surgical, Inc.(a)                        381,000       15,247,620
---------------------------------------------------------------------------
Mentor Corp.(b)                                    437,200       14,751,128
---------------------------------------------------------------------------
NuVasive, Inc.(a)                                  454,800        4,661,700
---------------------------------------------------------------------------
ResMed Inc.(a)(b)                                  191,100        9,765,210
---------------------------------------------------------------------------
Varian Inc.(a)                                     305,200       12,516,252
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

VNUS Medical Technologies, Inc.(a)                 120,412   $    1,627,970
---------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                      511,500       14,577,750
===========================================================================
                                                                109,484,222
===========================================================================

HEALTH CARE FACILITIES-2.01%

AmSurg Corp.(a)(b)                                 355,450       10,499,993
---------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                       398,500       13,875,770
---------------------------------------------------------------------------
VCA Antech, Inc.(a)(b)                             617,600       12,104,960
===========================================================================
                                                                 36,480,723
===========================================================================

HEALTH CARE SERVICES-4.66%

Accredo Health, Inc.(a)                            521,500       14,455,980
---------------------------------------------------------------------------
Advisory Board Co. (The)(a)(b)                     200,000        7,376,000
---------------------------------------------------------------------------
American Healthways, Inc.(a)(b)                    249,100        8,230,264
---------------------------------------------------------------------------
Cerner Corp.(a)(b)                                 305,600       16,248,752
---------------------------------------------------------------------------
Covance Inc.(a)(b)                                 250,000        9,687,500
---------------------------------------------------------------------------
ICON PLC-ADR (Ireland)(a)(b)                       241,500        9,333,975
---------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                   145,600        9,325,680
---------------------------------------------------------------------------
Renal Care Group, Inc.(a)                          273,600        9,846,864
===========================================================================
                                                                 84,505,015
===========================================================================

HEALTH CARE SUPPLIES-0.83%

Immucor, Inc.(a)                                   642,844       15,138,976
===========================================================================

HOME ENTERTAINMENT SOFTWARE-0.78%

Activision, Inc.(a)                                704,300       14,212,774
===========================================================================

HOMEBUILDING-1.02%

Beazer Homes USA, Inc.(b)                          126,400       18,480,944
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.36%

Choice Hotels International, Inc.                  238,400       13,827,200
---------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas)(a)            179,400       10,772,970
===========================================================================
                                                                 24,600,170
===========================================================================

INDUSTRIAL MACHINERY-2.55%

Actuant Corp.-Class A(a)                           219,100       11,426,065
---------------------------------------------------------------------------
Graco Inc.(b)                                      267,600        9,994,860
---------------------------------------------------------------------------
IDEX Corp.                                         263,500       10,671,750
---------------------------------------------------------------------------
JLG Industries, Inc.                               721,200       14,157,156
===========================================================================
                                                                 46,249,831
===========================================================================

INTERNET SOFTWARE & SERVICES-1.88%

Digital River, Inc.(a)                             176,900        7,360,809
---------------------------------------------------------------------------
SINA Corp. (Cayman Islands)(a)(b)                  212,200        6,803,132
---------------------------------------------------------------------------
Websense, Inc.(a)(b)                               391,600       19,861,952
===========================================================================
                                                                 34,025,893
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-0.94%

Jefferies Group, Inc.(b)                           241,500   $    9,727,620
---------------------------------------------------------------------------
Piper Jaffray Cos., Inc.(a)(b)                     151,600        7,269,220
===========================================================================
                                                                 16,996,840
===========================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-1.54%

iShares Nasdaq Biotechnology Index Fund(a)(b)      371,800       28,033,720
===========================================================================

IT CONSULTING & OTHER SERVICES-1.96%

Anteon International Corp.(a)                      346,600       14,508,676
---------------------------------------------------------------------------
CACI International Inc.-Class A(a)(b)              133,600        9,102,168
---------------------------------------------------------------------------
MPS Group, Inc.(a)(b)                              974,900       11,952,274
===========================================================================
                                                                 35,563,118
===========================================================================

LEISURE PRODUCTS-1.97%

Marvel Enterprises, Inc.(a)                        575,800       11,792,384
---------------------------------------------------------------------------
Nautilus Group, Inc. (The)(b)                      615,500       14,876,635
---------------------------------------------------------------------------
RC2 Corp.(a)                                       278,000        9,062,800
===========================================================================
                                                                 35,731,819
===========================================================================

MARINE-0.42%

Kirby Corp.(a)                                     172,200        7,642,236
===========================================================================

MOVIES & ENTERTAINMENT-1.29%

Imax Corp. (Canada)(a)(b)                        1,017,100        8,390,058
---------------------------------------------------------------------------
Lions Gate Entertainment Corp. (Canada)(a)(b)    1,414,900       15,026,238
===========================================================================
                                                                 23,416,296
===========================================================================

MULTI-LINE INSURANCE-0.51%

HCC Insurance Holdings, Inc.                       280,400        9,286,848
===========================================================================

OIL & GAS DRILLING-1.71%

Grey Wolf, Inc.(a)(b)                            1,549,000        8,163,230
---------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                         475,400        9,246,530
---------------------------------------------------------------------------
Unit Corp.(a)                                      355,100       13,568,371
===========================================================================
                                                                 30,978,131
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.84%

Cal Dive International, Inc(a)                     340,800       13,887,600
---------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)            277,900        6,488,965
---------------------------------------------------------------------------
FMC Technologies, Inc.(a)(b)                       402,500       12,960,500
===========================================================================
                                                                 33,337,065
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.25%

Harvest Natural Resources, Inc.(a)                 549,200        9,484,684
---------------------------------------------------------------------------
Quicksilver Resources Inc.(a)(b)                   313,700       11,537,886
---------------------------------------------------------------------------
Range Resources Corp.                               85,200        1,743,192
===========================================================================
                                                                 22,765,762
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

PHARMACEUTICALS-1.56%

First Horizon Pharmaceutical Corp.(a)              563,800   $   12,905,382
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                71,200        2,499,832
---------------------------------------------------------------------------
MGI Pharma, Inc.(a)(b)                             463,700       12,988,237
===========================================================================
                                                                 28,393,451
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.89%

Assured Guaranty Ltd. (Bermuda)                    328,500        6,461,595
---------------------------------------------------------------------------
ProAssurance Corp.(a)(b)                           245,800        9,613,238
===========================================================================
                                                                 16,074,833
===========================================================================

REGIONAL BANKS-4.14%

East West Bancorp, Inc.                            363,800       15,265,048
---------------------------------------------------------------------------
PrivateBancorp, Inc.(b)                            316,800       10,210,464
---------------------------------------------------------------------------
Silicon Valley Bancshares(a)(b)                    329,100       14,750,262
---------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.                  601,400       14,006,606
---------------------------------------------------------------------------
Texas Regional Bancshares, Inc.-Class A            276,200        9,026,216
---------------------------------------------------------------------------
UCBH Holdings, Inc.                                259,000       11,867,380
===========================================================================
                                                                 75,125,976
===========================================================================

RESTAURANTS-3.37%

P.F. Chang's China Bistro, Inc.(a)(b)              294,900       16,617,615
---------------------------------------------------------------------------
Panera Bread Co.-Class A(a)(b)                     339,300       13,680,576
---------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)(b)         470,400       14,986,944
---------------------------------------------------------------------------
Sonic Corp.(a)(b)                                  519,800       15,853,900
===========================================================================
                                                                 61,139,035
===========================================================================

SEMICONDUCTOR EQUIPMENT-2.25%

Cymer, Inc.(a)(b)                                  466,200       13,771,548
---------------------------------------------------------------------------
FEI Co.(a)(b)                                      305,100        6,407,100
---------------------------------------------------------------------------
FormFactor Inc.(a)                                 511,000       13,868,540
---------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)(b)                                       184,600        6,802,510
===========================================================================
                                                                 40,849,698
===========================================================================

SEMICONDUCTORS-3.42%

ARM Holdings PLC-ADR (United Kingdom)            2,247,845       13,869,204
---------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)(b)             264,200        5,527,064
---------------------------------------------------------------------------
Microsemi Corp.(a)(b)                            1,028,452       17,853,927
---------------------------------------------------------------------------
Pixelworks, Inc.(a)(b)                             518,400        5,878,656
---------------------------------------------------------------------------
Power Integrations, Inc.(a)(b)                     233,200        4,612,696
---------------------------------------------------------------------------
Semtech Corp.(a)(b)                                656,700       14,362,029
===========================================================================
                                                                 62,103,576
===========================================================================

SPECIALTY STORES-2.09%

Guitar Center, Inc.(a)                             280,400       14,774,276
---------------------------------------------------------------------------
Regis Corp.                                        303,600       14,011,140
---------------------------------------------------------------------------
Steiner Leisure Ltd. (Bahamas)(a)                  303,200        9,059,616
===========================================================================
                                                                 37,845,032
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

STEEL-1.60%

Cleveland-Cliffs Inc.(b)                           145,500   $   15,111,630
---------------------------------------------------------------------------
Steel Dynamics, Inc.                               365,900       13,860,292
===========================================================================
                                                                 28,971,922
===========================================================================

SYSTEMS SOFTWARE-1.57%

Internet Security Systems, Inc.(a)                 647,050       15,043,913
---------------------------------------------------------------------------
Macrovision Corp.(a)                               522,500       13,438,700
===========================================================================
                                                                 28,482,613
===========================================================================

TECHNOLOGY DISTRIBUTORS-0.66%

ScanSource, Inc.(a)                                192,000       11,934,720
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.39%

W Holding Co., Inc. (Puerto Rico)                  309,264        7,094,516
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.64%

Hughes Supply, Inc.                                411,900       13,324,965
---------------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A(b)         454,800       16,363,704
===========================================================================
                                                                 29,688,669
===========================================================================

TRUCKING-1.66%

Heartland Express, Inc.                            458,400       10,300,248
---------------------------------------------------------------------------
Knight Transportation, Inc.(b)                     377,200        9,354,560
---------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(a)                 302,800   $   10,537,440
===========================================================================
                                                                 30,192,248
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,317,257,929)                         1,781,664,709
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-1.42%

Liquid Assets Portfolio-Institutional
  Class(c)                                      12,837,129       12,837,129
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     12,837,129       12,837,129
===========================================================================
    Total Money Market Funds (Cost
      $25,674,258)                                               25,674,258
===========================================================================
TOTAL INVESTMENTS-99.62% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,342,932,187)                                             1,807,338,967
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-22.69%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  205,833,934      205,833,934
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)(d)                                  205,833,935      205,833,935
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $411,667,869)                                       411,667,869
===========================================================================
TOTAL INVESTMENTS--122.31% (Cost
  $1,754,600,056)                                             2,219,006,836
===========================================================================
OTHER ASSETS LESS LIABILITIES-(22.31%)                         (404,708,764)
===========================================================================
NET ASSETS-100.00%                                           $1,814,298,072
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS:

Investments, at market value (cost
  $1,317,257,929)*                            $1,781,664,709
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $437,342,127)                            437,342,127
============================================================
    Total investments (cost $1,754,600,056)    2,219,006,836
============================================================
Cash                                               1,118,587
------------------------------------------------------------
Receivables for:
  Investments sold                                23,931,419
------------------------------------------------------------
  Fund shares sold                                 2,528,979
------------------------------------------------------------
  Dividends                                          336,524
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                48,410
------------------------------------------------------------
Other assets                                          47,256
============================================================
    Total assets                               2,247,018,011
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,977,605
------------------------------------------------------------
  Fund shares reacquired                          13,448,836
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  93,833
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       411,667,869
------------------------------------------------------------
Accrued distribution fees                            654,165
------------------------------------------------------------
Accrued transfer agent fees                          753,872
------------------------------------------------------------
Accrued operating expenses                           123,759
============================================================
    Total liabilities                            432,719,939
============================================================
Net assets applicable to shares outstanding   $1,814,298,072
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,463,971,511
------------------------------------------------------------
Undistributed net investment income (loss)           (66,642)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (114,013,577)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     464,406,780
============================================================
                                              $1,814,298,072
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,491,940,207
____________________________________________________________
============================================================
Class B                                       $  149,400,330
____________________________________________________________
============================================================
Class C                                       $   40,904,197
____________________________________________________________
============================================================
Class R                                       $   19,506,312
____________________________________________________________
============================================================
Institutional Class                           $  112,547,026
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           54,323,875
____________________________________________________________
============================================================
Class B                                            5,834,250
____________________________________________________________
============================================================
Class C                                            1,598,124
____________________________________________________________
============================================================
Class R                                              714,984
____________________________________________________________
============================================================
Institutional Class                                4,043,911
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        27.46
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $27.46 divided by
      94.50%)                                 $        29.06
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        25.61
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        25.60
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        27.28
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        27.83
____________________________________________________________
============================================================

* At December 31, 2004, securities with an aggregate market value of $401,861,770 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $3,874)          $  2,459,439
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  securities lending income of $1,647,312*)                      2,814,626
--------------------------------------------------------------------------
Interest                                                            26,067
==========================================================================
    Total investment income                                      5,300,132
==========================================================================

EXPENSES:

Advisory fees                                                   13,134,333
--------------------------------------------------------------------------
Administrative services fees                                       437,687
--------------------------------------------------------------------------
Custodian fees                                                     221,205
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        5,494,140
--------------------------------------------------------------------------
  Class B                                                        1,619,722
--------------------------------------------------------------------------
  Class C                                                          442,711
--------------------------------------------------------------------------
  Class R                                                           70,406
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       7,012,833
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                         108,068
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              63,744
--------------------------------------------------------------------------
Other                                                              826,209
==========================================================================
    Total expenses                                              29,431,058
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
      arrangements                                              (1,818,806)
==========================================================================
    Net expenses                                                27,612,252
==========================================================================
Net investment income (loss)                                   (22,312,120)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                        139,099,401
--------------------------------------------------------------------------
  Futures contracts                                              3,221,283
--------------------------------------------------------------------------
  Option contracts written                                       1,450,816
==========================================================================
                                                               143,771,500
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (18,993,996)
--------------------------------------------------------------------------
  Futures contracts                                               (396,045)
--------------------------------------------------------------------------
  Option contracts written                                        (160,935)
==========================================================================
                                                               (19,550,976)
==========================================================================
Net gain from investment securities, futures contracts and
  option contracts                                             124,220,524
==========================================================================
Net increase in net assets resulting from operations          $101,908,404
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (22,312,120)   $  (15,248,461)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                       143,771,500       (29,706,227)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                    (19,550,976)      528,393,585
==============================================================================================
    Net increase in net assets resulting from operations         101,908,404       483,438,897
==============================================================================================
Share transactions-net:
  Class A                                                       (192,987,130)      413,411,002
----------------------------------------------------------------------------------------------
  Class B                                                        (41,206,105)      (22,623,106)
----------------------------------------------------------------------------------------------
  Class C                                                        (11,365,203)       (6,128,935)
----------------------------------------------------------------------------------------------
  Class R                                                          9,247,057         6,293,596
----------------------------------------------------------------------------------------------
  Institutional Class                                             (3,899,271)       89,071,755
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (240,210,652)      480,024,312
==============================================================================================
    Net increase (decrease) in net assets                       (138,302,248)      963,463,209
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,952,600,320       989,137,111
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(66,642) and $(28,833), respectively)          $1,814,298,072    $1,952,600,320
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective as of the close of business on March 18, 2002, the Fund's shares were offered on a limited basis to certain investors.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets in excess of $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended December 31, 2004, AIM waived fees of $26,987.

    For the year ended December 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $196,996 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2004, AIM was paid $437,687 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. AISI did not reimburse fees during the period under this expense limitation. For the year ended December 31, 2004, the Fund paid AISI $7,012,833 for Class A, Class B, Class C and Class R shares and $108,068 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. During the periods the Fund is offered on a limited basis, AIM Distributors has agreed to waive Class A distribution plan fees equal to 0.10% of the average daily net assets of Class A shares. Pursuant to the Plans, for the year ended December 31, 2004, the Class A, Class B, Class C and Class R shares paid $3,924,386, $1,619,722, $442,711 and $70,406, respectively, after AIM
Distributors waived Plan fees of $1,569,754 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended December 31, 2004, AIM Distributors advised the Fund that it retained $41,724 in front-end sales commissions from the sale of Class A shares and $6,044, $15,985, $2,627 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/03          AT COST          FROM SALES       (DEPRECIATION)      12/31/04         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 84,830,758     $  332,236,523    $  (404,230,152)       $   --        $ 12,837,129     $  591,781      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            84,830,758        332,236,523       (404,230,152)           --          12,837,129        575,533          --
===================================================================================================================================
  Subtotal       $169,661,516     $  664,473,046    $  (808,460,304)       $   --        $ 25,674,258     $1,167,314      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/03          AT COST          FROM SALES       (DEPRECIATION)      12/31/04        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $211,081,067     $  329,924,652    $  (335,171,785)       $   --        $205,833,934     $  830,048      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           211,081,067        329,386,289       (334,633,421)           --         205,833,935        817,264          --
===================================================================================================================================
  Subtotal       $422,162,134     $  659,310,941    $  (669,805,206)       $   --        $411,667,869     $1,647,312      $   --
===================================================================================================================================
  Total          $591,823,650     $1,323,783,987    $(1,478,265,510)       $   --        $437,342,127     $2,814,626      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended December 31, 2004, the Fund engaged in purchases and sales of securities of $16,523,190 and $28,686,347, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended December 31, 2004, the Fund received credits in transfer agency fees of $23,112 and credits in custodian fees of $1,957 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $25,069.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended December 31, 2004, the Fund paid legal fees of $7,300 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

  During the year ended December 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

  At December 31, 2004, securities with an aggregate value of $401,861,770 were on loan to brokers. The loans were secured by cash collateral of $411,667,869 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $1,647,312 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                            TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
--------------------------------------------------------------------------------------
Beginning of year                                                2,430     $   330,885
--------------------------------------------------------------------------------------
Written                                                         31,826       3,538,860
--------------------------------------------------------------------------------------
Closed                                                          (6,421)       (957,208)
--------------------------------------------------------------------------------------
Exercised                                                      (21,143)     (2,001,374)
--------------------------------------------------------------------------------------
Expired                                                         (6,692)       (911,163)
======================================================================================
End of year                                                         --     $        --
______________________________________________________________________________________
======================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS OF SHAREHOLDERS:

There were no ordinary income & long term capital distributions paid during the years ended December, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of December 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $  463,808,860
----------------------------------------------------------------------------
Temporary book/tax differences                                       (66,642)
----------------------------------------------------------------------------
Capital loss carryforward                                       (113,415,657)
----------------------------------------------------------------------------
Shares of beneficial interest                                  1,463,971,511
============================================================================
Total net assets                                              $1,814,298,072
____________________________________________________________________________
============================================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $137,224,987 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
December 31, 2010                                             $ 73,388,721
---------------------------------------------------------------------------
December 31, 2011                                               40,026,936
===========================================================================
Total capital loss carryforward                               $113,415,657
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2004 was $1,244,219,069 and $1,375,084,416, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $481,823,360
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (18,014,500)
==============================================================================
Net unrealized appreciation of investment securities             $463,808,860
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,755,197,976.


NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2004, undistributed net investment income was increased by $22,274,311, and shares of beneficial interest decreased by $22,274,311. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      24,314,386    $ 628,943,607     44,350,453    $ 956,041,602
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         287,423        6,942,558        539,006       10,928,150
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         266,409        6,403,144        417,319        8,478,871
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         553,344       14,127,974        327,479        7,328,256
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,807,401       46,669,980      4,738,755      105,874,188
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         267,852        6,898,694        198,401        4,346,224
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (286,124)      (6,898,694)      (210,505)      (4,346,224)
==========================================================================================================================
Reacquired:
  Class A                                                     (32,593,314)    (828,829,431)   (25,018,347)    (546,976,824)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,739,802)     (41,249,969)    (1,490,295)     (29,205,032)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (740,566)     (17,768,347)      (730,852)     (14,607,806)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (190,940)      (4,880,917)       (45,477)      (1,034,660)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,936,260)     (50,569,251)      (720,702)     (16,802,433)
==========================================================================================================================
                                                               (9,990,191)   $(240,210,652)    22,355,235    $ 480,024,312
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                    2004               2003              2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    25.71         $    18.47         $  25.67         $  29.81         $  31.87
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.32)             (0.21)(a)        (0.19)(a)        (0.18)(a)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           2.07               7.45            (7.01)           (3.93)           (0.12)
=================================================================================================================================
    Total from investment operations                   1.75               7.24            (7.20)           (4.11)           (0.25)
=================================================================================================================================
Less distributions from net realized gains               --                 --               --            (0.03)           (1.81)
=================================================================================================================================
Net asset value, end of period                   $    27.46         $    25.71         $  18.47         $  25.67         $  29.81
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        6.81%             39.20%          (28.05)%         (13.79)%          (0.74)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $1,491,940         $1,602,724         $790,700         $679,104         $566,458
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                     1.40%(c)           1.27%            1.35%            1.31%            1.13%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     1.51%(c)           1.37%            1.43%            1.39%            1.23%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (1.12)(c)          (0.98)%          (0.91)%          (0.70)%          (0.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                  69%                32%              22%              37%              62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average net assets of $1,569,754,408.

                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------------
                                                      2004              2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  24.15          $  17.49         $  24.48         $  28.64         $  30.92
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.52)            (0.35)(a)        (0.33)(a)        (0.35)(a)        (0.40)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     1.98              7.01            (6.66)           (3.78)           (0.07)
=================================================================================================================================
    Total from investment operations                    1.46              6.66            (6.99)           (4.13)           (0.47)
=================================================================================================================================
Less distributions from net realized gains                --                --               --            (0.03)           (1.81)
=================================================================================================================================
Net asset value, end of period                      $  25.61          $  24.15         $  17.49         $  24.48         $  28.64
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         6.05%            38.08%          (28.55)%         (14.42)%          (1.48)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $149,400          $182,700         $152,577         $212,958         $231,293
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        2.15%(c)          2.02%            2.08%            2.03%            1.88%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      2.16%(c)          2.02%            2.08%            2.04%            1.88%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.87)%(c)        (1.73)%          (1.64)%          (1.43)%          (1.15)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   69%               32%              22%              37%              62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $161,972,181.

                                                                                         CLASS C
                                                         ------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------------
                                                          2004             2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 24.14          $ 17.48         $ 24.47         $ 28.63         $ 30.91
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.52)           (0.35)(a)       (0.33)(a)       (0.35)(a)       (0.39)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             1.98             7.01           (6.66)          (3.78)          (0.08)
=================================================================================================================================
    Total from investment operations                        1.46             6.66           (6.99)          (4.13)          (0.47)
=================================================================================================================================
Less distributions from net realized gains                    --               --              --           (0.03)          (1.81)
=================================================================================================================================
Net asset value, end of period                           $ 25.60          $ 24.14         $ 17.48         $ 24.47         $ 28.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             6.05%           38.10%         (28.57)%        (14.43)%         (1.48)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $40,904          $50,031         $41,693         $46,833         $41,738
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            2.15%(c)         2.02%           2.08%           2.03%           1.88%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         2.16%(c)         2.02%           2.08%           2.04%           1.88%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (1.87)%(c)       (1.73)%         (1.64)%         (1.43)%         (1.15)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       69%              32%             22%             37%             62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $44,271,092.

                                                                                   CLASS R
                                                              -------------------------------------------------
                                                                                                  JUNE 30, 2002
                                                                      YEAR ENDED                   (DATE SALES
                                                                     DECEMBER 31,                 COMMENCED) TO
                                                              ---------------------------         DECEMBER 31,
                                                               2004                 2003              2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 25.61              $18.44            $ 22.64
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.27)              (0.28)(a)          (0.13)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.94                7.45              (4.07)
===============================================================================================================
    Total from investment operations                             1.67                7.17              (4.20)
===============================================================================================================
Net asset value, end of period                                $ 27.28              $25.61            $ 18.44
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  6.52%              38.88%            (18.55)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $19,506              $9,029            $ 1,301
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(c)            1.52%              1.61%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.66%(c)            1.52%              1.61%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets     (1.37)%(c)          (1.23)%            (1.17)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                         69%                 32%                22%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,081,118.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                                                     MARCH 15, 2002
                                                                        YEAR ENDED                    (DATE SALES
                                                                       DECEMBER 31,                  COMMENCED) TO
                                                              ------------------------------          DECEMBER 31,
                                                                2004                  2003                2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  25.91              $  18.53            $ 24.61
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.16)                (0.12)(a)          (0.07)(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.08                  7.50              (6.01)
===================================================================================================================
    Total from investment operations                              1.92                  7.38              (6.08)
===================================================================================================================
Net asset value, end of period                                $  27.83              $  25.91            $ 18.53
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                   7.41%                39.83%            (24.71)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $112,547              $108,116            $ 2,866
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.85%(c)              0.80%              0.89%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.86%(c)              0.80%              0.89%(d)
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.57)%(c)            (0.51)%            (0.45)%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(e)                                          69%                   32%                22%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $115,203,195.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.
*                                       *                                      *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Small Cap Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Small Cap Growth Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 18, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of December 31, 2004



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998             Director and Chairman, A I M Management    None
   Trustee, Vice Chair and                          Group Inc. (financial services holding
   President                                        company); Director and Vice Chairman,
                                                    AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a
                                                    global investment management firm)

                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors,
                                                    Inc. (registered broker dealer), AIM
                                                    Investment Services, Inc., (registered
                                                    transfer agent), and Fund Management
                                                    Company (registered broker dealer); and
                                                    Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    None
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.
   President                                        (financial services holding company);
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.
                                                    (registered transfer agent), Fund
                                                    Management Company (registered broker
                                                    dealer) and INVESCO Distributors, Inc.
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: Director, Chairman, President
                                                    and Chief Executive Officer, INVESCO
                                                    Funds Group, Inc.; President and Chief
                                                    Executive Officer, INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc
                                                    Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett(3) -- 1944    2001             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                                (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)
---------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003             Retired                                    None
   Trustee
                                                    Formerly: President and Chief Executive
                                                    Officer, AMC Cancer Research Center; and
                                                    Chairman and Chief Executive Officer,
                                                    First Columbia Financial Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985             Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
                                                    Formerly: Partner, law firm of Baker &
                                                    McKenzie
---------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003             Co-President and Founder, Green, Manning   None
   Trustee                                          & Bunch Ltd., (investment banking firm);
                                                    and Director, Policy Studies, Inc. and
                                                    Van Gilder Insurance Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001             Director of a number of public and         Cortland Trust, Inc. (Chairman)
   Trustee                                          private business corporations, including   (registered investment company);
                                                    the Boss Group Ltd. (private investment    Annuity and Life Re (Holdings),
                                                    and management) and Magellan Insurance     Ltd. (insurance company)
                                                    Company

                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various
                                                    affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001             Retired                                    None
   Trustee
                                                    Formerly: Chairman, Mercantile Mortgage
                                                    Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001             Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                          Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                    company) and Texana Timber LP
                                                    (sustainable forestry company)
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of December 31, 2004



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001               Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                            Naftalis and Frankel LLP                   investment company)
-----------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003               Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                            (California)
                                                      Formerly: Associate Justice of the
                                                      California Court of Appeals
-----------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly: Chief Executive Officer, YWCA    None
   Trustee                                            of the USA
-----------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper      None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar(4) -- 1939       2001               Executive Vice President, Development      None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-----------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley(5) -- 1959     2004               Senior Vice President, A I M Management    N/A
   Senior Vice President and                          Group Inc. (financial services holding
   Chief Compliance Officer                           company); Senior Vice President and
                                                      Chief Compliance Officer, A I M
                                                      Advisors, Inc.; Vice President and Chief
                                                      Compliance Officer, A I M Capital
                                                      Management, Inc. and A I M Distributors,
                                                      Inc.; and Vice President, AIM Investment
                                                      Services, Inc. and Fund Management
                                                      Company

                                                      Formerly: Senior Vice President and
                                                      Compliance Director, Delaware
                                                      Investments Family of Funds
-----------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003               Director, Senior Vice President,           N/A
   Senior Vice President,                             Secretary and General Counsel, A I M
   Secretary and Chief Legal                          Management Group Inc. (financial
   Officer                                            services holding company) and A I M
                                                      Advisors, Inc.; Director and Vice
                                                      President, INVESCO Distributors, Inc.;
                                                      Vice President, A I M Capital
                                                      Management, Inc., and AIM Investment
                                                      Services, Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company and Senior Vice President, A I M
                                                      Distributors, Inc.

                                                      Formerly: Senior Vice President and
                                                      General Counsel, Liberty Financial
                                                      Companies, Inc.; and Senior Vice
                                                      President and General Counsel, Liberty
                                                      Funds Group, LLC and Vice President,
                                                      A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          2002               Managing Director and Director of Money    N/A
   Vice President                                     Market Research and Special Projects,
                                                      A I M Capital Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                       Advisors, Inc.

                                                      Formerly: Senior Vice President, AIM
                                                      Investment Services, Inc.; and Vice
                                                      President, A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004               Director of Cash Management, Managing      N/A
   Vice President                                     Director and Chief Cash Management
                                                      Officer, A I M Capital Management, Inc;
                                                      Director and President, Fund Management
                                                      Company; and Vice President, A I M
                                                      Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(4) -- 1940      2002               Executive Vice President, A I M            N/A
   Vice President                                     Management Group, Inc.; Senior Vice
                                                      President, A I M Advisors, Inc., and
                                                      President, Director of Investments,
                                                      Chief Executive Officer and Chief
                                                      Investment Officer, A I M Capital
                                                      Management, Inc. (See footnote (4)
                                                      below.)

                                                      Formerly: Director of A I M Advisors,
                                                      Inc. and A I M Management Group Inc.,
                                                      A I M Advisors, Inc.; and Director and
                                                      Chairman, A I M Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

(4) Mr. Sklar and Mr. Larsen retired effective December 31, 2004.
(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, Texas
                                                                                77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
                              INDEPENDENT TRUSTEES
Ballard Spahr                                          AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   919 Third Avenue         Houston, TX 77210-4739   Boston, MA 02110-2801
                              New York, NY 10022-3852

      DOMESTIC EQUITY                             INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(6)                    AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                        AIM Money Market Fund
AIM Core Stock Fund(1)                       AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund                AIM Total Return Bond Fund
AIM Diversified Dividend Fund                AIM International Small Company Fund(7)      Premier U.S. Government Money Portfolio(1)
AIM Dynamics Fund(1)                         AIM Trimark Fund
AIM Emerging Growth Fund                                                                  TAX-FREE
AIM Large Cap Basic Value Fund                          SECTOR EQUITY
AIM Large Cap Growth Fund                                                                 AIM High Income Municipal Fund
AIM Libra Fund                               AIM Advantage Health Sciences Fund(1)        AIM Municipal Bond Fund
AIM Mid Cap Basic Value Fund                 AIM Energy Fund(1)                           AIM Tax-Exempt Cash Fund
AIM Mid Cap Core Equity Fund(2)              AIM Financial Services Fund(1)               AIM Tax-Free Intermediate Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund
AIM Mid Cap Stock Fund(1)                    AIM Gold & Precious Metals Fund(1)               AIM ALLOCATION SOLUTIONS
AIM Opportunities I Fund                     AIM Health Sciences Fund(1)
AIM Opportunities II Fund                    AIM Leisure Fund(1)                          AIM Aggressive Allocation Fund
AIM Opportunities III Fund                   AIM Multi-Sector Fund(1)                     AIM Conservative Allocation Fund
AIM Premier Equity Fund                      AIM Real Estate Fund                         AIM Moderate Allocation Fund
AIM S&P 500 Index Fund(1)                    AIM Technology Fund(1)
AIM Select Equity Fund                       AIM Utilities Fund(1)
AIM Small Cap Equity Fund(3)
AIM Small Cap Growth Fund(4)                 ===============================================================================
AIM Small Company Growth Fund(1)             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Total Return Fund*(1)                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Endeavor Fund                    FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.
AIM Trimark Small Companies Fund             ===============================================================================
AIM Weingarten Fund

* Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. The fund will close to new investors when net assets reach $500 million.

   If used after April 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.

AIMinvestments.com                 SCG-AR-1             A I M Distributors, Inc.

                        YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                        --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

         As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

      PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                           Percentage of Fees                                   Percentage of Fees
                                                          Billed Applicable to                                 Billed Applicable to
                                                           Non-Audit Services                                   Non-Audit Services
                                                           Provided for fiscal                                  Provided for fiscal
                                   Fees Billed for       year end 2004 Pursuant   Fees Billed for Services    year end 2003 Pursuant
                                 Services Rendered to         to Waiver of             Rendered to the             to Waiver of
                                  the Registrant for          Pre-Approval         Registrant for fiscal           Pre-Approval
                                 fiscal year end 2004        Requirement(1)             year end 2003            Requirement(1)(2)
                                 --------------------    ----------------------   ------------------------    ----------------------
Audit Fees                       $            208,185              N/A            $                123,548            N/A
Audit-Related Fees(3)            $                  0              0%             $                    500            0%
Tax Fees(4)                      $             50,000              0%             $                 28,383            0%
All Other Fees                   $                  0              0%             $                      0            0%
                                 --------------------                             ------------------------
Total Fees                       $            258,185              0%             $                152,431            0%

PWC billed the Registrant aggregate non-audit fees of $50,000 for the fiscal year ended 2004, and $28,883 for the fiscal year ended 2003, for non-audit services rendered to the Registrant.

-------------------------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(3) Audit-Related fees for the fiscal year ended December 31, 2003 includes fees billed for agreed upon procedures in connection with reports filed with rating agencies and fees billed for providing services to comply with foreign countries' investment regulations.

(4) Tax fees for the fiscal year end December 31, 2004 includes fees billed for reviewing tax returns. Tax fees for fiscal year end December 31, 2003 includes fees billed for reviewing tax returns.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

      PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                          Fees Billed for                                        Fees Billed for
                        Non-Audit Services                                     Non-Audit Services
                      Rendered to AIM and AIM   Percentage of Fees Billed    Rendered to AIM and AIM   Percentage of Fees Billed
                       Affiliates for fiscal     Applicable to Non-Audit      Affiliates for fiscal     Applicable to Non-Audit
                      year end 2004 That Were     Services Provided for      year end 2003 That Were     Services Provided for
                             Required              fiscal year end 2004             Required              fiscal year end 2003
                        to be Pre-Approved        Pursuant to Waiver of        to be Pre-Approved        Pursuant to Waiver of
                        by the Registrant's            Pre-Approval            by the Registrant's            Pre-Approval
                          Audit Committee             Requirement(1)           Audit Committee(2)          Requirement(1)(3)
                      -----------------------   -------------------------    -----------------------   -------------------------
Audit-Related Fees    $                     0               0%               $                     0               0%
Tax Fees              $                     0               0%               $                     0               0%
All Other Fees        $                     0               0%               $                     0               0%
                      -----------------------                                -----------------------
Total Fees(4)         $                     0               0%               $                     0               0%

-----------------------------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and
      (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the fees billed for non-audit services shown in this column only represents fees for pre-approved non-audit services rendered after May 6, 2003, to AIM and AIM Affiliates.

(3) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(4) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2004, and $0 for the fiscal year ended 2003, for non-audit services rendered to AIM and AIM Affiliates.

      The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                the AIM Funds and the INVESCO Funds (the "Funds")
                         Last Amended September 14, 2004

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of general pre-approved fee levels will also require specific pre-approval by the Audit Committees.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and states otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms (including fees) will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide.

Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

GENERAL PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

SPECIFIC PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of fees or established amounts for services to be provided by the Auditor under general pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum such amounts will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific pre-approval by the Audit Committees. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the

Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

      - Bookkeeping or other services related to the accounting records or financial statements of the audit client

      - Financial information systems design and implementation Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

      -     Actuarial services

      -     Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

      -     Management functions

      -     Human resources

      -     Broker-dealer, investment adviser, or investment banking services

      -     Legal services

      -     Expert services unrelated to the audit

      - Any other service that the Public Company Oversight Board determines by regulation is impermissible

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

            Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

            Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)    Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)    Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series

By:   /s/ ROBERT H. GRAHAM
      ---------------------------
      Robert H. Graham
      Principal Executive Officer

Date: March 9, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
      ---------------------------
      Robert H. Graham
      Principal Executive Officer

Date: March   , 2005

By:   /s/ SIDNEY M. DILGREN
      ---------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: March   , 2005

                                  EXHIBIT INDEX

12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.